UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:            811-04852

Victory Portfolios
(Exact name of registrant as specified in charter)

15935 La Cantera Parkway Building Two, San Antonio, Texas           78256
(Address of principal executive offices)                             (Zip code)

Jay G. Baris & Matt Kutner, Sidley Austin LLP, 787 Seventh Avenue, New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 539 3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)

Victory RS Partners Fund

Class A

Ticker: RSPFX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory RS Partners Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$65	1.33%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$541,123
Number of Holdings	69
Portfolio Turnover	28%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Consumer Staples	3.0%
Information Technology	4.5%
Utilities	5.4%
Health Care	5.4%
Materials	5.8%
Energy	6.0%
Real Estate	8.6%
Consumer Discretionary	10.1%
Industrials	13.5%
FinancialsFootnote Reference**	34.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Globe Life, Inc.	3.8%
Old National Bancorp	3.0%
White Mountains Insurance Group Ltd.	3.0%
Ameris Bancorp	2.9%
UMB Financial Corp.	2.8%
Prosperity Bancshares, Inc.	2.6%
The Bank of NT Butterfield & Son Ltd.	2.5%
Renasant Corp.	2.5%
FNB Corp.	2.3%
Euronet Worldwide, Inc.	2.2%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSPFX — SAR (6/25)

Victory RS Partners Fund

Class R

Ticker: RSPKX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory RS Partners Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R	$83	1.69%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$541,123
Number of Holdings	69
Portfolio Turnover	28%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Consumer Staples	3.0%
Information Technology	4.5%
Utilities	5.4%
Health Care	5.4%
Materials	5.8%
Energy	6.0%
Real Estate	8.6%
Consumer Discretionary	10.1%
Industrials	13.5%
FinancialsFootnote Reference**	34.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Globe Life, Inc.	3.8%
Old National Bancorp	3.0%
White Mountains Insurance Group Ltd.	3.0%
Ameris Bancorp	2.9%
UMB Financial Corp.	2.8%
Prosperity Bancshares, Inc.	2.6%
The Bank of NT Butterfield & Son Ltd.	2.5%
Renasant Corp.	2.5%
FNB Corp.	2.3%
Euronet Worldwide, Inc.	2.2%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSPKX — SAR (6/25)

Victory RS Partners Fund

Class R6

Ticker: RPPRX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory RS Partners Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$44	0.89%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$541,123
Number of Holdings	69
Portfolio Turnover	28%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Consumer Staples	3.0%
Information Technology	4.5%
Utilities	5.4%
Health Care	5.4%
Materials	5.8%
Energy	6.0%
Real Estate	8.6%
Consumer Discretionary	10.1%
Industrials	13.5%
FinancialsFootnote Reference**	34.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Globe Life, Inc.	3.8%
Old National Bancorp	3.0%
White Mountains Insurance Group Ltd.	3.0%
Ameris Bancorp	2.9%
UMB Financial Corp.	2.8%
Prosperity Bancshares, Inc.	2.6%
The Bank of NT Butterfield & Son Ltd.	2.5%
Renasant Corp.	2.5%
FNB Corp.	2.3%
Euronet Worldwide, Inc.	2.2%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RPPRX — SAR (6/25)

Victory RS Partners Fund

Class Y

Ticker: RSPYX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory RS Partners Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$46	0.94%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$541,123
Number of Holdings	69
Portfolio Turnover	28%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Consumer Staples	3.0%
Information Technology	4.5%
Utilities	5.4%
Health Care	5.4%
Materials	5.8%
Energy	6.0%
Real Estate	8.6%
Consumer Discretionary	10.1%
Industrials	13.5%
FinancialsFootnote Reference**	34.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Globe Life, Inc.	3.8%
Old National Bancorp	3.0%
White Mountains Insurance Group Ltd.	3.0%
Ameris Bancorp	2.9%
UMB Financial Corp.	2.8%
Prosperity Bancshares, Inc.	2.6%
The Bank of NT Butterfield & Son Ltd.	2.5%
Renasant Corp.	2.5%
FNB Corp.	2.3%
Euronet Worldwide, Inc.	2.2%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSPYX — SAR (6/25)

Victory RS Partners Fund

Member Class

Ticker: RSPMX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory RS Partners Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Member Class	$55	1.13%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$541,123
Number of Holdings	69
Portfolio Turnover	28%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Consumer Staples	3.0%
Information Technology	4.5%
Utilities	5.4%
Health Care	5.4%
Materials	5.8%
Energy	6.0%
Real Estate	8.6%
Consumer Discretionary	10.1%
Industrials	13.5%
FinancialsFootnote Reference**	34.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Globe Life, Inc.	3.8%
Old National Bancorp	3.0%
White Mountains Insurance Group Ltd.	3.0%
Ameris Bancorp	2.9%
UMB Financial Corp.	2.8%
Prosperity Bancshares, Inc.	2.6%
The Bank of NT Butterfield & Son Ltd.	2.5%
Renasant Corp.	2.5%
FNB Corp.	2.3%
Euronet Worldwide, Inc.	2.2%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

RSPMX — SAR (6/25)

Victory RS Value Fund

Class A

Ticker: RSVAX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory RS Value Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$65	1.30%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$259,120
Number of Holdings	57
Portfolio Turnover	27%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Materials	4.3%
Consumer Staples	6.3%
Energy	6.3%
Utilities	6.6%
Consumer Discretionary	7.7%
Real Estate	7.9%
Health Care	8.3%
Information Technology	8.3%
Industrials	18.2%
Financials	23.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Globe Life, Inc.	4.4%
SS&C Technologies Holdings, Inc.	2.8%
NNN REIT, Inc.	2.5%
Nice Ltd., ADR	2.4%
FirstEnergy Corp.	2.3%
Teva Pharmaceutical Industries Ltd., ADR	2.3%
Encompass Health Corp.	2.3%
Everest Group Ltd.	2.2%
LKQ Corp.	2.2%
U.S. Foods Holding Corp.	2.2%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSVAX — SAR (6/25)

Victory RS Value Fund

Class C

Ticker: RVACX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory RS Value Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$103	2.07%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$259,120
Number of Holdings	57
Portfolio Turnover	27%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Materials	4.3%
Consumer Staples	6.3%
Energy	6.3%
Utilities	6.6%
Consumer Discretionary	7.7%
Real Estate	7.9%
Health Care	8.3%
Information Technology	8.3%
Industrials	18.2%
Financials	23.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Globe Life, Inc.	4.4%
SS&C Technologies Holdings, Inc.	2.8%
NNN REIT, Inc.	2.5%
Nice Ltd., ADR	2.4%
FirstEnergy Corp.	2.3%
Teva Pharmaceutical Industries Ltd., ADR	2.3%
Encompass Health Corp.	2.3%
Everest Group Ltd.	2.2%
LKQ Corp.	2.2%
U.S. Foods Holding Corp.	2.2%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RVACX — SAR (6/25)

Victory RS Value Fund

Class Y

Ticker: RSVYX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory RS Value Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$53	1.06%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$259,120
Number of Holdings	57
Portfolio Turnover	27%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Materials	4.3%
Consumer Staples	6.3%
Energy	6.3%
Utilities	6.6%
Consumer Discretionary	7.7%
Real Estate	7.9%
Health Care	8.3%
Information Technology	8.3%
Industrials	18.2%
Financials	23.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Globe Life, Inc.	4.4%
SS&C Technologies Holdings, Inc.	2.8%
NNN REIT, Inc.	2.5%
Nice Ltd., ADR	2.4%
FirstEnergy Corp.	2.3%
Teva Pharmaceutical Industries Ltd., ADR	2.3%
Encompass Health Corp.	2.3%
Everest Group Ltd.	2.2%
LKQ Corp.	2.2%
U.S. Foods Holding Corp.	2.2%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSVYX — SAR (6/25)

Victory RS Large Cap Alpha Fund

Class A

Ticker: GPAFX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory RS Large Cap Alpha Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$45	0.89%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$520,935
Number of Holdings	51
Portfolio Turnover	25%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Communication Services	3.4%
Real Estate	3.6%
Utilities	4.0%
Consumer Discretionary	5.0%
Energy	5.8%
Consumer Staples	7.1%
Information Technology	8.9%
Health Care	15.4%
Industrials	16.1%
Financials	23.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Citigroup, Inc.	3.6%
Fairfax Financial Holdings Ltd.	3.4%
KeyCorp	3.3%
Everest Group Ltd.	3.2%
The Cigna Group	3.2%
SS&C Technologies Holdings, Inc.	2.7%
JPMorgan Chase & Co.	2.5%
Exxon Mobil Corp.	2.4%
CACI International, Inc., Class A	2.4%
Exelon Corp.	2.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

GPAFX — SAR (6/25)

Victory RS Large Cap Alpha Fund

Class C

Ticker: RCOCX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory RS Large Cap Alpha Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$86	1.69%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$520,935
Number of Holdings	51
Portfolio Turnover	25%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Communication Services	3.4%
Real Estate	3.6%
Utilities	4.0%
Consumer Discretionary	5.0%
Energy	5.8%
Consumer Staples	7.1%
Information Technology	8.9%
Health Care	15.4%
Industrials	16.1%
Financials	23.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Citigroup, Inc.	3.6%
Fairfax Financial Holdings Ltd.	3.4%
KeyCorp	3.3%
Everest Group Ltd.	3.2%
The Cigna Group	3.2%
SS&C Technologies Holdings, Inc.	2.7%
JPMorgan Chase & Co.	2.5%
Exxon Mobil Corp.	2.4%
CACI International, Inc., Class A	2.4%
Exelon Corp.	2.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RCOCX — SAR (6/25)

Victory RS Large Cap Alpha Fund

Class Y

Ticker: RCEYX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory RS Large Cap Alpha Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$35	0.68%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$520,935
Number of Holdings	51
Portfolio Turnover	25%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Communication Services	3.4%
Real Estate	3.6%
Utilities	4.0%
Consumer Discretionary	5.0%
Energy	5.8%
Consumer Staples	7.1%
Information Technology	8.9%
Health Care	15.4%
Industrials	16.1%
Financials	23.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Citigroup, Inc.	3.6%
Fairfax Financial Holdings Ltd.	3.4%
KeyCorp	3.3%
Everest Group Ltd.	3.2%
The Cigna Group	3.2%
SS&C Technologies Holdings, Inc.	2.7%
JPMorgan Chase & Co.	2.5%
Exxon Mobil Corp.	2.4%
CACI International, Inc., Class A	2.4%
Exelon Corp.	2.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RCEYX — SAR (6/25)

Victory RS Investors Fund

Class A

Ticker: RSINX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory RS Investors Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$66	1.33%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$94,568
Number of Holdings	30
Portfolio Turnover	32%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Real Estate	2.7%
Materials	2.8%
Utilities	3.7%
Consumer Discretionary	4.9%
Energy	5.0%
Consumer Staples	5.7%
Information Technology	7.1%
Health Care	11.7%
Industrials	14.4%
FinancialsFootnote Reference**	35.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Globe Life, Inc.	4.8%
White Mountains Insurance Group Ltd.	4.4%
Citigroup, Inc.	4.1%
Unum Group	4.0%
Gates Industrial Corp. PLC	3.9%
Prosperity Bancshares, Inc.	3.9%
FirstEnergy Corp.	3.7%
Trimble, Inc.	3.6%
SS&C Technologies Holdings, Inc.	3.6%
CACI International, Inc., Class A	3.5%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSINX — SAR (6/25)

Victory RS Investors Fund

Class C

Ticker: RIVCX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory RS Investors Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$103	2.07%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$94,568
Number of Holdings	30
Portfolio Turnover	32%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Real Estate	2.7%
Materials	2.8%
Utilities	3.7%
Consumer Discretionary	4.9%
Energy	5.0%
Consumer Staples	5.7%
Information Technology	7.1%
Health Care	11.7%
Industrials	14.4%
FinancialsFootnote Reference**	35.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Globe Life, Inc.	4.8%
White Mountains Insurance Group Ltd.	4.4%
Citigroup, Inc.	4.1%
Unum Group	4.0%
Gates Industrial Corp. PLC	3.9%
Prosperity Bancshares, Inc.	3.9%
FirstEnergy Corp.	3.7%
Trimble, Inc.	3.6%
SS&C Technologies Holdings, Inc.	3.6%
CACI International, Inc., Class A	3.5%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RIVCX — SAR (6/25)

Victory RS Investors Fund

Class Y

Ticker: RSIYX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory RS Investors Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$52	1.05%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$94,568
Number of Holdings	30
Portfolio Turnover	32%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Real Estate	2.7%
Materials	2.8%
Utilities	3.7%
Consumer Discretionary	4.9%
Energy	5.0%
Consumer Staples	5.7%
Information Technology	7.1%
Health Care	11.7%
Industrials	14.4%
FinancialsFootnote Reference**	35.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Globe Life, Inc.	4.8%
White Mountains Insurance Group Ltd.	4.4%
Citigroup, Inc.	4.1%
Unum Group	4.0%
Gates Industrial Corp. PLC	3.9%
Prosperity Bancshares, Inc.	3.9%
FirstEnergy Corp.	3.7%
Trimble, Inc.	3.6%
SS&C Technologies Holdings, Inc.	3.6%
CACI International, Inc., Class A	3.5%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSIYX — SAR (6/25)

Victory Global Energy Transition Fund

Class A

Ticker: RSNRX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory Global Energy Transition Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$81	1.48%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$373,083
Number of Holdings	33
Portfolio Turnover	28%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	1.4%
Industrials	3.4%
Energy	34.5%
Materials	57.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Compass Minerals International, Inc.	17.2%
Ivanhoe Electric, Inc.	7.3%
Iluka Resources Ltd.	6.5%
MAC Copper Ltd.	6.4%
Enterprise Products Partners LP	4.8%
Linde PLC	4.8%
Keyera Corp.	4.6%
Range Resources Corp.	4.2%
First Quantum Minerals Ltd.	4.1%
Norsk Hydro ASA	4.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSNRX — SAR (6/25)

Victory Global Energy Transition Fund

Class C

Ticker: RGNCX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory Global Energy Transition Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$125	2.28%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$373,083
Number of Holdings	33
Portfolio Turnover	28%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	1.4%
Industrials	3.4%
Energy	34.5%
Materials	57.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Compass Minerals International, Inc.	17.2%
Ivanhoe Electric, Inc.	7.3%
Iluka Resources Ltd.	6.5%
MAC Copper Ltd.	6.4%
Enterprise Products Partners LP	4.8%
Linde PLC	4.8%
Keyera Corp.	4.6%
Range Resources Corp.	4.2%
First Quantum Minerals Ltd.	4.1%
Norsk Hydro ASA	4.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RGNCX — SAR (6/25)

Victory Global Energy Transition Fund

Class Y

Ticker: RSNYX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory Global Energy Transition Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$63	1.15%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$373,083
Number of Holdings	33
Portfolio Turnover	28%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	1.4%
Industrials	3.4%
Energy	34.5%
Materials	57.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Compass Minerals International, Inc.	17.2%
Ivanhoe Electric, Inc.	7.3%
Iluka Resources Ltd.	6.5%
MAC Copper Ltd.	6.4%
Enterprise Products Partners LP	4.8%
Linde PLC	4.8%
Keyera Corp.	4.6%
Range Resources Corp.	4.2%
First Quantum Minerals Ltd.	4.1%
Norsk Hydro ASA	4.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSNYX — SAR (6/25)

Victory RS Small Cap Growth Fund

Class A

Ticker: RSEGX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory RS Small Cap Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$67	1.40%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$395,222
Number of Holdings	109
Portfolio Turnover	54%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Real Estate	0.5%
Materials	2.3%
Energy	2.4%
Consumer Staples	3.6%
Consumer Discretionary	8.3%
Financials	8.9%
Industrials	19.8%
Health Care	24.6%
Information TechnologyFootnote Reference**	28.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Fabrinet	3.0%
Applied Industrial Technologies, Inc.	2.0%
Varonis Systems, Inc.	1.9%
Wintrust Financial Corp.	1.8%
SPX Technologies, Inc.	1.8%
MACOM Technology Solutions Holdings, Inc.	1.7%
Primoris Services Corp.	1.7%
Q2 Holdings, Inc.	1.7%
WisdomTree, Inc.	1.6%
Mirion Technologies, Inc.	1.5%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSEGX — SAR (6/25)

Victory RS Small Cap Growth Fund

Class C

Ticker: REGWX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory RS Small Cap Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$103	2.16%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$395,222
Number of Holdings	109
Portfolio Turnover	54%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Real Estate	0.5%
Materials	2.3%
Energy	2.4%
Consumer Staples	3.6%
Consumer Discretionary	8.3%
Financials	8.9%
Industrials	19.8%
Health Care	24.6%
Information TechnologyFootnote Reference**	28.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Fabrinet	3.0%
Applied Industrial Technologies, Inc.	2.0%
Varonis Systems, Inc.	1.9%
Wintrust Financial Corp.	1.8%
SPX Technologies, Inc.	1.8%
MACOM Technology Solutions Holdings, Inc.	1.7%
Primoris Services Corp.	1.7%
Q2 Holdings, Inc.	1.7%
WisdomTree, Inc.	1.6%
Mirion Technologies, Inc.	1.5%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

REGWX — SAR (6/25)

Victory RS Small Cap Growth Fund

Class R6

Ticker: RSEJX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory RS Small Cap Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$51	1.06%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$395,222
Number of Holdings	109
Portfolio Turnover	54%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Real Estate	0.5%
Materials	2.3%
Energy	2.4%
Consumer Staples	3.6%
Consumer Discretionary	8.3%
Financials	8.9%
Industrials	19.8%
Health Care	24.6%
Information TechnologyFootnote Reference**	28.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Fabrinet	3.0%
Applied Industrial Technologies, Inc.	2.0%
Varonis Systems, Inc.	1.9%
Wintrust Financial Corp.	1.8%
SPX Technologies, Inc.	1.8%
MACOM Technology Solutions Holdings, Inc.	1.7%
Primoris Services Corp.	1.7%
Q2 Holdings, Inc.	1.7%
WisdomTree, Inc.	1.6%
Mirion Technologies, Inc.	1.5%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSEJX — SAR (6/25)

Victory RS Small Cap Growth Fund

Class Y

Ticker: RSYEX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory RS Small Cap Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$54	1.13%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$395,222
Number of Holdings	109
Portfolio Turnover	54%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Real Estate	0.5%
Materials	2.3%
Energy	2.4%
Consumer Staples	3.6%
Consumer Discretionary	8.3%
Financials	8.9%
Industrials	19.8%
Health Care	24.6%
Information TechnologyFootnote Reference**	28.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Fabrinet	3.0%
Applied Industrial Technologies, Inc.	2.0%
Varonis Systems, Inc.	1.9%
Wintrust Financial Corp.	1.8%
SPX Technologies, Inc.	1.8%
MACOM Technology Solutions Holdings, Inc.	1.7%
Primoris Services Corp.	1.7%
Q2 Holdings, Inc.	1.7%
WisdomTree, Inc.	1.6%
Mirion Technologies, Inc.	1.5%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSYEX — SAR (6/25)

Victory RS Select Growth Fund

Class A

Ticker: RSDGX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory RS Select Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$68	1.40%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$83,819
Number of Holdings	68
Portfolio Turnover	54%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Communication Services	0.8%
Materials	1.7%
Energy	1.9%
Consumer Staples	5.3%
Consumer Discretionary	10.8%
Financials	11.8%
Industrials	19.3%
Health Care	20.2%
Information TechnologyFootnote Reference**	27.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

CyberArk Software Ltd.	3.7%
Natera, Inc.	3.0%
Check Point Software Technologies Ltd.	2.9%
Fabrinet	2.7%
Q2 Holdings, Inc.	2.6%
Clean Harbors, Inc.	2.6%
Insmed, Inc.	2.4%
Applied Industrial Technologies, Inc.	2.3%
Wintrust Financial Corp.	2.3%
BJ's Wholesale Club Holdings, Inc.	2.2%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSDGX — SAR (6/25)

Victory RS Select Growth Fund

Class C

Ticker: RSGFX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory RS Select Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$106	2.18%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$83,819
Number of Holdings	68
Portfolio Turnover	54%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Communication Services	0.8%
Materials	1.7%
Energy	1.9%
Consumer Staples	5.3%
Consumer Discretionary	10.8%
Financials	11.8%
Industrials	19.3%
Health Care	20.2%
Information TechnologyFootnote Reference**	27.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

CyberArk Software Ltd.	3.7%
Natera, Inc.	3.0%
Check Point Software Technologies Ltd.	2.9%
Fabrinet	2.7%
Q2 Holdings, Inc.	2.6%
Clean Harbors, Inc.	2.6%
Insmed, Inc.	2.4%
Applied Industrial Technologies, Inc.	2.3%
Wintrust Financial Corp.	2.3%
BJ's Wholesale Club Holdings, Inc.	2.2%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSGFX — SAR (6/25)

Victory RS Select Growth Fund

Class R6

Ticker: RSSRX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory RS Select Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$52	1.06%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$83,819
Number of Holdings	68
Portfolio Turnover	54%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Communication Services	0.8%
Materials	1.7%
Energy	1.9%
Consumer Staples	5.3%
Consumer Discretionary	10.8%
Financials	11.8%
Industrials	19.3%
Health Care	20.2%
Information TechnologyFootnote Reference**	27.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

CyberArk Software Ltd.	3.7%
Natera, Inc.	3.0%
Check Point Software Technologies Ltd.	2.9%
Fabrinet	2.7%
Q2 Holdings, Inc.	2.6%
Clean Harbors, Inc.	2.6%
Insmed, Inc.	2.4%
Applied Industrial Technologies, Inc.	2.3%
Wintrust Financial Corp.	2.3%
BJ's Wholesale Club Holdings, Inc.	2.2%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSSRX — SAR (6/25)

Victory RS Select Growth Fund

Class Y

Ticker: RSSYX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory RS Select Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$56	1.14%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$83,819
Number of Holdings	68
Portfolio Turnover	54%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Communication Services	0.8%
Materials	1.7%
Energy	1.9%
Consumer Staples	5.3%
Consumer Discretionary	10.8%
Financials	11.8%
Industrials	19.3%
Health Care	20.2%
Information TechnologyFootnote Reference**	27.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

CyberArk Software Ltd.	3.7%
Natera, Inc.	3.0%
Check Point Software Technologies Ltd.	2.9%
Fabrinet	2.7%
Q2 Holdings, Inc.	2.6%
Clean Harbors, Inc.	2.6%
Insmed, Inc.	2.4%
Applied Industrial Technologies, Inc.	2.3%
Wintrust Financial Corp.	2.3%
BJ's Wholesale Club Holdings, Inc.	2.2%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSSYX — SAR (6/25)

Victory RS Mid Cap Growth Fund

Class A

Ticker: RSMOX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory RS Mid Cap Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$61	1.20%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$71,809
Number of Holdings	91
Portfolio Turnover	56%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Energy	2.6%
Utilities	3.2%
Consumer Staples	3.8%
Communication Services	7.1%
Health Care	14.0%
Financials	14.2%
Consumer Discretionary	15.9%
Industrials	17.8%
Information Technology	20.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Natera, Inc.	2.7%
Royal Caribbean Cruises Ltd.	2.4%
Burlington Stores, Inc.	2.2%
ROBLOX Corp., Class A	2.2%
Axon Enterprise, Inc.	2.2%
Vistra Corp.	2.2%
Cloudflare, Inc., Class A	2.2%
Howmet Aerospace, Inc.	2.0%
Ameriprise Financial, Inc.	2.0%
Carvana Co.	1.9%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSMOX — SAR (6/25)

Victory RS Mid Cap Growth Fund

Class C

Ticker: RMOCX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory RS Mid Cap Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$107	2.11%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$71,809
Number of Holdings	91
Portfolio Turnover	56%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Energy	2.6%
Utilities	3.2%
Consumer Staples	3.8%
Communication Services	7.1%
Health Care	14.0%
Financials	14.2%
Consumer Discretionary	15.9%
Industrials	17.8%
Information Technology	20.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Natera, Inc.	2.7%
Royal Caribbean Cruises Ltd.	2.4%
Burlington Stores, Inc.	2.2%
ROBLOX Corp., Class A	2.2%
Axon Enterprise, Inc.	2.2%
Vistra Corp.	2.2%
Cloudflare, Inc., Class A	2.2%
Howmet Aerospace, Inc.	2.0%
Ameriprise Financial, Inc.	2.0%
Carvana Co.	1.9%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RMOCX — SAR (6/25)

Victory RS Mid Cap Growth Fund

Class R6

Ticker: RMORX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory RS Mid Cap Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$48	0.94%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$71,809
Number of Holdings	91
Portfolio Turnover	56%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Energy	2.6%
Utilities	3.2%
Consumer Staples	3.8%
Communication Services	7.1%
Health Care	14.0%
Financials	14.2%
Consumer Discretionary	15.9%
Industrials	17.8%
Information Technology	20.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Natera, Inc.	2.7%
Royal Caribbean Cruises Ltd.	2.4%
Burlington Stores, Inc.	2.2%
ROBLOX Corp., Class A	2.2%
Axon Enterprise, Inc.	2.2%
Vistra Corp.	2.2%
Cloudflare, Inc., Class A	2.2%
Howmet Aerospace, Inc.	2.0%
Ameriprise Financial, Inc.	2.0%
Carvana Co.	1.9%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RMORX — SAR (6/25)

Victory RS Mid Cap Growth Fund

Class Y

Ticker: RMOYX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory RS Mid Cap Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$48	0.95%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$71,809
Number of Holdings	91
Portfolio Turnover	56%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Energy	2.6%
Utilities	3.2%
Consumer Staples	3.8%
Communication Services	7.1%
Health Care	14.0%
Financials	14.2%
Consumer Discretionary	15.9%
Industrials	17.8%
Information Technology	20.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Natera, Inc.	2.7%
Royal Caribbean Cruises Ltd.	2.4%
Burlington Stores, Inc.	2.2%
ROBLOX Corp., Class A	2.2%
Axon Enterprise, Inc.	2.2%
Vistra Corp.	2.2%
Cloudflare, Inc., Class A	2.2%
Howmet Aerospace, Inc.	2.0%
Ameriprise Financial, Inc.	2.0%
Carvana Co.	1.9%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RMOYX — SAR (6/25)

Victory RS Mid Cap Growth Fund

Member Class

Ticker: RMOMX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory RS Mid Cap Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Member Class	$53	1.05%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$71,809
Number of Holdings	91
Portfolio Turnover	56%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Energy	2.6%
Utilities	3.2%
Consumer Staples	3.8%
Communication Services	7.1%
Health Care	14.0%
Financials	14.2%
Consumer Discretionary	15.9%
Industrials	17.8%
Information Technology	20.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Natera, Inc.	2.7%
Royal Caribbean Cruises Ltd.	2.4%
Burlington Stores, Inc.	2.2%
ROBLOX Corp., Class A	2.2%
Axon Enterprise, Inc.	2.2%
Vistra Corp.	2.2%
Cloudflare, Inc., Class A	2.2%
Howmet Aerospace, Inc.	2.0%
Ameriprise Financial, Inc.	2.0%
Carvana Co.	1.9%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

RMOMX — SAR (6/25)

Victory RS Growth Fund

Class A

Ticker: RSGRX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory RS Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$56	1.10%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$352,668
Number of Holdings	45
Portfolio Turnover	14%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Energy	0.3%
Consumer Staples	2.2%
Industrials	5.0%
Financials	6.3%
Health Care	7.0%
Consumer Discretionary	11.6%
Communication Services	15.0%
Information TechnologyFootnote Reference**	52.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

NVIDIA Corp.	13.0%
Microsoft Corp.	12.2%
Apple, Inc.	8.6%
Meta Platforms, Inc., Class A	6.5%
Amazon.com, Inc.	5.2%
Alphabet, Inc., Class C	4.0%
Netflix, Inc.	3.7%
Visa, Inc., Class A	3.5%
Eli Lilly & Co.	3.2%
Broadcom, Inc.	3.2%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSGRX — SAR (6/25)

Victory RS Growth Fund

Class C

Ticker: RGWCX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory RS Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$99	1.93%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$352,668
Number of Holdings	45
Portfolio Turnover	14%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Energy	0.3%
Consumer Staples	2.2%
Industrials	5.0%
Financials	6.3%
Health Care	7.0%
Consumer Discretionary	11.6%
Communication Services	15.0%
Information TechnologyFootnote Reference**	52.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

NVIDIA Corp.	13.0%
Microsoft Corp.	12.2%
Apple, Inc.	8.6%
Meta Platforms, Inc., Class A	6.5%
Amazon.com, Inc.	5.2%
Alphabet, Inc., Class C	4.0%
Netflix, Inc.	3.7%
Visa, Inc., Class A	3.5%
Eli Lilly & Co.	3.2%
Broadcom, Inc.	3.2%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RGWCX — SAR (6/25)

Victory RS Growth Fund

Class Y

Ticker: RGRYX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory RS Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$43	0.83%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$352,668
Number of Holdings	45
Portfolio Turnover	14%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Energy	0.3%
Consumer Staples	2.2%
Industrials	5.0%
Financials	6.3%
Health Care	7.0%
Consumer Discretionary	11.6%
Communication Services	15.0%
Information TechnologyFootnote Reference**	52.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

NVIDIA Corp.	13.0%
Microsoft Corp.	12.2%
Apple, Inc.	8.6%
Meta Platforms, Inc., Class A	6.5%
Amazon.com, Inc.	5.2%
Alphabet, Inc., Class C	4.0%
Netflix, Inc.	3.7%
Visa, Inc., Class A	3.5%
Eli Lilly & Co.	3.2%
Broadcom, Inc.	3.2%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RGRYX — SAR (6/25)

Victory RS Science and Technology Fund

Class A

Ticker: RSIFX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory RS Science and Technology Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$75	1.47%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$203,030
Number of Holdings	82
Portfolio Turnover	14%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Financials	3.1%
Consumer Discretionary	3.8%
Communication Services	16.7%
Health Care	18.3%
Information TechnologyFootnote Reference**	58.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

NVIDIA Corp.	9.3%
Meta Platforms, Inc., Class A	8.8%
Microsoft Corp.	8.5%
AppLovin Corp., Class A	4.6%
Netflix, Inc.	4.3%
Amazon.com, Inc.	3.8%
Varonis Systems, Inc.	2.8%
ServiceNow, Inc.	2.8%
MACOM Technology Solutions Holdings, Inc.	2.6%
Fair Isaac Corp.	2.5%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSIFX — SAR (6/25)

Victory RS Science and Technology Fund

Class C

Ticker: RINCX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory RS Science and Technology Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$116	2.28%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$203,030
Number of Holdings	82
Portfolio Turnover	14%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Financials	3.1%
Consumer Discretionary	3.8%
Communication Services	16.7%
Health Care	18.3%
Information TechnologyFootnote Reference**	58.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

NVIDIA Corp.	9.3%
Meta Platforms, Inc., Class A	8.8%
Microsoft Corp.	8.5%
AppLovin Corp., Class A	4.6%
Netflix, Inc.	4.3%
Amazon.com, Inc.	3.8%
Varonis Systems, Inc.	2.8%
ServiceNow, Inc.	2.8%
MACOM Technology Solutions Holdings, Inc.	2.6%
Fair Isaac Corp.	2.5%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RINCX — SAR (6/25)

Victory RS Science and Technology Fund

Class Y

Ticker: RIFYX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory RS Science and Technology Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$63	1.24%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$203,030
Number of Holdings	82
Portfolio Turnover	14%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Financials	3.1%
Consumer Discretionary	3.8%
Communication Services	16.7%
Health Care	18.3%
Information TechnologyFootnote Reference**	58.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

NVIDIA Corp.	9.3%
Meta Platforms, Inc., Class A	8.8%
Microsoft Corp.	8.5%
AppLovin Corp., Class A	4.6%
Netflix, Inc.	4.3%
Amazon.com, Inc.	3.8%
Varonis Systems, Inc.	2.8%
ServiceNow, Inc.	2.8%
MACOM Technology Solutions Holdings, Inc.	2.6%
Fair Isaac Corp.	2.5%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RIFYX — SAR (6/25)

Victory RS International Fund

Class A

Ticker: GUBGX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory RS International Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$61	1.13%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$509,710
Number of Holdings	83
Portfolio Turnover	13%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	3.0%
Energy	3.1%
Materials	4.9%
Communication Services	5.1%
Consumer Staples	8.4%
Consumer Discretionary	8.7%
Information Technology	9.8%
Health Care	10.5%
Industrials	16.0%
Financials	23.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Allianz SE, Registered Shares	2.7%
SAP SE	2.6%
Novartis AG, Registered Shares	2.6%
Roche Holding AG	2.5%
HSBC Holdings PLC	2.3%
Barclays PLC	2.3%
Banco Bilbao Vizcaya Argentaria SA	2.2%
Siemens AG, Registered Shares	2.2%
Nestle SA, Registered Shares	2.1%
Safran SA	2.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

GUBGX — SAR (6/25)

Victory RS International Fund

Class C

Ticker: RIGCX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory RS International Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$102	1.88%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$509,710
Number of Holdings	83
Portfolio Turnover	13%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	3.0%
Energy	3.1%
Materials	4.9%
Communication Services	5.1%
Consumer Staples	8.4%
Consumer Discretionary	8.7%
Information Technology	9.8%
Health Care	10.5%
Industrials	16.0%
Financials	23.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Allianz SE, Registered Shares	2.7%
SAP SE	2.6%
Novartis AG, Registered Shares	2.6%
Roche Holding AG	2.5%
HSBC Holdings PLC	2.3%
Barclays PLC	2.3%
Banco Bilbao Vizcaya Argentaria SA	2.2%
Siemens AG, Registered Shares	2.2%
Nestle SA, Registered Shares	2.1%
Safran SA	2.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RIGCX — SAR (6/25)

Victory RS International Fund

Class R

Ticker: RIGKX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory RS International Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R	$75	1.38%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$509,710
Number of Holdings	83
Portfolio Turnover	13%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	3.0%
Energy	3.1%
Materials	4.9%
Communication Services	5.1%
Consumer Staples	8.4%
Consumer Discretionary	8.7%
Information Technology	9.8%
Health Care	10.5%
Industrials	16.0%
Financials	23.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Allianz SE, Registered Shares	2.7%
SAP SE	2.6%
Novartis AG, Registered Shares	2.6%
Roche Holding AG	2.5%
HSBC Holdings PLC	2.3%
Barclays PLC	2.3%
Banco Bilbao Vizcaya Argentaria SA	2.2%
Siemens AG, Registered Shares	2.2%
Nestle SA, Registered Shares	2.1%
Safran SA	2.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RIGKX — SAR (6/25)

Victory RS International Fund

Class R6

Ticker: RSIRX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory RS International Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$45	0.83%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$509,710
Number of Holdings	83
Portfolio Turnover	13%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	3.0%
Energy	3.1%
Materials	4.9%
Communication Services	5.1%
Consumer Staples	8.4%
Consumer Discretionary	8.7%
Information Technology	9.8%
Health Care	10.5%
Industrials	16.0%
Financials	23.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Allianz SE, Registered Shares	2.7%
SAP SE	2.6%
Novartis AG, Registered Shares	2.6%
Roche Holding AG	2.5%
HSBC Holdings PLC	2.3%
Barclays PLC	2.3%
Banco Bilbao Vizcaya Argentaria SA	2.2%
Siemens AG, Registered Shares	2.2%
Nestle SA, Registered Shares	2.1%
Safran SA	2.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSIRX — SAR (6/25)

Victory RS International Fund

Class Y

Ticker: RSIGX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory RS International Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$48	0.88%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$509,710
Number of Holdings	83
Portfolio Turnover	13%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	3.0%
Energy	3.1%
Materials	4.9%
Communication Services	5.1%
Consumer Staples	8.4%
Consumer Discretionary	8.7%
Information Technology	9.8%
Health Care	10.5%
Industrials	16.0%
Financials	23.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Allianz SE, Registered Shares	2.7%
SAP SE	2.6%
Novartis AG, Registered Shares	2.6%
Roche Holding AG	2.5%
HSBC Holdings PLC	2.3%
Barclays PLC	2.3%
Banco Bilbao Vizcaya Argentaria SA	2.2%
Siemens AG, Registered Shares	2.2%
Nestle SA, Registered Shares	2.1%
Safran SA	2.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSIGX — SAR (6/25)

Victory RS Global Fund

Class A

Ticker: RSGGX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory RS Global Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$43	0.85%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$1,524,531
Number of Holdings	102
Portfolio Turnover	17%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	2.3%
Materials	2.7%
Energy	3.0%
Consumer Staples	6.1%
Health Care	8.8%
Communication Services	9.1%
Industrials	9.3%
Consumer Discretionary	10.9%
Financials	17.1%
Information Technology	25.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

NVIDIA Corp.	5.2%
Microsoft Corp.	4.8%
Apple, Inc.	4.2%
Meta Platforms, Inc., Class A	2.8%
Alphabet, Inc., Class C	2.5%
Amazon.com, Inc.	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.8%
Mastercard, Inc., Class A	1.7%
JPMorgan Chase & Co.	1.6%
Cisco Systems, Inc.	1.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSGGX — SAR (6/25)

Victory RS Global Fund

Class C

Ticker: RGGCX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory RS Global Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$82	1.60%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$1,524,531
Number of Holdings	102
Portfolio Turnover	17%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	2.3%
Materials	2.7%
Energy	3.0%
Consumer Staples	6.1%
Health Care	8.8%
Communication Services	9.1%
Industrials	9.3%
Consumer Discretionary	10.9%
Financials	17.1%
Information Technology	25.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

NVIDIA Corp.	5.2%
Microsoft Corp.	4.8%
Apple, Inc.	4.2%
Meta Platforms, Inc., Class A	2.8%
Alphabet, Inc., Class C	2.5%
Amazon.com, Inc.	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.8%
Mastercard, Inc., Class A	1.7%
JPMorgan Chase & Co.	1.6%
Cisco Systems, Inc.	1.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RGGCX — SAR (6/25)

Victory RS Global Fund

Class R

Ticker: RGGKX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory RS Global Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R	$56	1.10%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$1,524,531
Number of Holdings	102
Portfolio Turnover	17%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	2.3%
Materials	2.7%
Energy	3.0%
Consumer Staples	6.1%
Health Care	8.8%
Communication Services	9.1%
Industrials	9.3%
Consumer Discretionary	10.9%
Financials	17.1%
Information Technology	25.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

NVIDIA Corp.	5.2%
Microsoft Corp.	4.8%
Apple, Inc.	4.2%
Meta Platforms, Inc., Class A	2.8%
Alphabet, Inc., Class C	2.5%
Amazon.com, Inc.	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.8%
Mastercard, Inc., Class A	1.7%
JPMorgan Chase & Co.	1.6%
Cisco Systems, Inc.	1.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RGGKX — SAR (6/25)

Victory RS Global Fund

Class R6

Ticker: RGGRX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory RS Global Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$28	0.55%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$1,524,531
Number of Holdings	102
Portfolio Turnover	17%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	2.3%
Materials	2.7%
Energy	3.0%
Consumer Staples	6.1%
Health Care	8.8%
Communication Services	9.1%
Industrials	9.3%
Consumer Discretionary	10.9%
Financials	17.1%
Information Technology	25.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

NVIDIA Corp.	5.2%
Microsoft Corp.	4.8%
Apple, Inc.	4.2%
Meta Platforms, Inc., Class A	2.8%
Alphabet, Inc., Class C	2.5%
Amazon.com, Inc.	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.8%
Mastercard, Inc., Class A	1.7%
JPMorgan Chase & Co.	1.6%
Cisco Systems, Inc.	1.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RGGRX — SAR (6/25)

Victory RS Global Fund

Class Y

Ticker: RGGYX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory RS Global Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$31	0.60%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$1,524,531
Number of Holdings	102
Portfolio Turnover	17%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	2.3%
Materials	2.7%
Energy	3.0%
Consumer Staples	6.1%
Health Care	8.8%
Communication Services	9.1%
Industrials	9.3%
Consumer Discretionary	10.9%
Financials	17.1%
Information Technology	25.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

NVIDIA Corp.	5.2%
Microsoft Corp.	4.8%
Apple, Inc.	4.2%
Meta Platforms, Inc., Class A	2.8%
Alphabet, Inc., Class C	2.5%
Amazon.com, Inc.	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.8%
Mastercard, Inc., Class A	1.7%
JPMorgan Chase & Co.	1.6%
Cisco Systems, Inc.	1.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RGGYX — SAR (6/25)

Victory Low Duration Bond Fund

Class A

Ticker: RLDAX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory Low Duration Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$43	0.85%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$94,725
Number of Holdings	234
Portfolio Turnover	12%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2025)

Value	Value
Corporate Bonds	28.2%
Asset-Backed Securities	23.5%
Collateralized Mortgage Obligations	18.9%
Yankee Dollars	11.5%
U.S. Treasury Obligations	11.1%
U.S. Government Agency Mortgages	2.6%
OtherFootnote Reference**	1.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RLDAX — SAR (6/25)

Victory Low Duration Bond Fund

Class C

Ticker: RLDCX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory Low Duration Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$81	1.62%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$94,725
Number of Holdings	234
Portfolio Turnover	12%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2025)

Value	Value
Corporate Bonds	28.2%
Asset-Backed Securities	23.5%
Collateralized Mortgage Obligations	18.9%
Yankee Dollars	11.5%
U.S. Treasury Obligations	11.1%
U.S. Government Agency Mortgages	2.6%
OtherFootnote Reference**	1.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RLDCX — SAR (6/25)

Victory Low Duration Bond Fund

Class Y

Ticker: RSDYX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory Low Duration Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$31	0.62%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$94,725
Number of Holdings	234
Portfolio Turnover	12%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2025)

Value	Value
Corporate Bonds	28.2%
Asset-Backed Securities	23.5%
Collateralized Mortgage Obligations	18.9%
Yankee Dollars	11.5%
U.S. Treasury Obligations	11.1%
U.S. Government Agency Mortgages	2.6%
OtherFootnote Reference**	1.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSDYX — SAR (6/25)

Victory High Yield Fund

Class A

Ticker: GUHYX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory High Yield Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$51	1.00%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$121,728
Number of Holdings	304
Portfolio Turnover	33%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2025)

Value	Value
Corporate Bonds	61.6%
Yankee Dollars	16.1%
Senior Secured Loans	7.5%
Exchange-Traded Funds	4.8%
OtherFootnote Reference**	1.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

GUHYX — SAR (6/25)

Victory High Yield Fund

Class C

Ticker: RHYCX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory High Yield Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$87	1.70%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$121,728
Number of Holdings	304
Portfolio Turnover	33%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2025)

Value	Value
Corporate Bonds	61.6%
Yankee Dollars	16.1%
Senior Secured Loans	7.5%
Exchange-Traded Funds	4.8%
OtherFootnote Reference**	1.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RHYCX — SAR (6/25)

Victory High Yield Fund

Class R

Ticker: RHYKX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory High Yield Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R	$69	1.35%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$121,728
Number of Holdings	304
Portfolio Turnover	33%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2025)

Value	Value
Corporate Bonds	61.6%
Yankee Dollars	16.1%
Senior Secured Loans	7.5%
Exchange-Traded Funds	4.8%
OtherFootnote Reference**	1.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RHYKX — SAR (6/25)

Victory High Yield Fund

Class Y

Ticker: RSYYX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory High Yield Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$39	0.76%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$121,728
Number of Holdings	304
Portfolio Turnover	33%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2025)

Value	Value
Corporate Bonds	61.6%
Yankee Dollars	16.1%
Senior Secured Loans	7.5%
Exchange-Traded Funds	4.8%
OtherFootnote Reference**	1.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSYYX — SAR (6/25)

Victory Tax-Exempt Fund

Class A

Ticker: GUTEX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory Tax-Exempt Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$39	0.80%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$32,983
Number of Holdings	62
Portfolio Turnover	2%

Top Industries* (% of Net Assets)

(as of June 30, 2025)

Value	Value
School District	3.8%
Airport	5.6%
Tobacco Settlement	5.8%
Development	6.2%
Higher Education	6.9%
Transportation	8.4%
Medical	9.7%
Nursing Homes	12.3%
Education	13.3%
General	13.9%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

GUTEX — SAR (6/25)

Victory Tax-Exempt Fund

Class C

Ticker: RETCX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory Tax-Exempt Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$78	1.60%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$32,983
Number of Holdings	62
Portfolio Turnover	2%

Top Industries* (% of Net Assets)

(as of June 30, 2025)

Value	Value
School District	3.8%
Airport	5.6%
Tobacco Settlement	5.8%
Development	6.2%
Higher Education	6.9%
Transportation	8.4%
Medical	9.7%
Nursing Homes	12.3%
Education	13.3%
General	13.9%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RETCX — SAR (6/25)

Victory Tax-Exempt Fund

Class Y

Ticker: RSTYX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory Tax-Exempt Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$34	0.69%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$32,983
Number of Holdings	62
Portfolio Turnover	2%

Top Industries* (% of Net Assets)

(as of June 30, 2025)

Value	Value
School District	3.8%
Airport	5.6%
Tobacco Settlement	5.8%
Development	6.2%
Higher Education	6.9%
Transportation	8.4%
Medical	9.7%
Nursing Homes	12.3%
Education	13.3%
General	13.9%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSTYX — SAR (6/25)

Victory High Income Municipal Bond Fund

Class A

Ticker: RSHMX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory High Income Municipal Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$39	0.80%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$39,800
Number of Holdings	88
Portfolio Turnover	7%

Top Industries* (% of Net Assets)

(as of June 30, 2025)

Value	Value
Housing	2.0%
Pollution	2.0%
Power	2.3%
Transportation	4.1%
Medical	7.3%
Higher Education	12.8%
General	13.0%
Nursing Homes	13.7%
Development	18.9%
Education	20.7%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSHMX — SAR (6/25)

Victory High Income Municipal Bond Fund

Class C

Ticker: RSHCX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory High Income Municipal Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$77	1.57%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$39,800
Number of Holdings	88
Portfolio Turnover	7%

Top Industries* (% of Net Assets)

(as of June 30, 2025)

Value	Value
Housing	2.0%
Pollution	2.0%
Power	2.3%
Transportation	4.1%
Medical	7.3%
Higher Education	12.8%
General	13.0%
Nursing Homes	13.7%
Development	18.9%
Education	20.7%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSHCX — SAR (6/25)

Victory High Income Municipal Bond Fund

Class Y

Ticker: RHMYX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory High Income Municipal Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$28	0.57%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$39,800
Number of Holdings	88
Portfolio Turnover	7%

Top Industries* (% of Net Assets)

(as of June 30, 2025)

Value	Value
Housing	2.0%
Pollution	2.0%
Power	2.3%
Transportation	4.1%
Medical	7.3%
Higher Education	12.8%
General	13.0%
Nursing Homes	13.7%
Development	18.9%
Education	20.7%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RHMYX — SAR (6/25)

Victory High Income Municipal Bond Fund

Member Class

Ticker: RHMMX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory High Income Municipal Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Member Class	$32	0.65%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$39,800
Number of Holdings	88
Portfolio Turnover	7%

Top Industries* (% of Net Assets)

(as of June 30, 2025)

Value	Value
Housing	2.0%
Pollution	2.0%
Power	2.3%
Transportation	4.1%
Medical	7.3%
Higher Education	12.8%
General	13.0%
Nursing Homes	13.7%
Development	18.9%
Education	20.7%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

RHMMX — SAR (6/25)

Victory Floating Rate Fund

Class A

Ticker: RSFLX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory Floating Rate Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$50	1.00%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$402,625
Number of Holdings	158
Portfolio Turnover	12%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Real Estate	1.0%
Consumer Staples	2.1%
Energy	4.4%
Information Technology	5.3%
Materials	7.2%
Communication Services	10.0%
Financials	14.0%
Industrials	14.6%
Health Care	14.8%
Consumer Discretionary	16.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Knight Health Holdings LLC, Term B Loans, First Lien, 9.69% (SOFR01M+525bps), 12/26/28	2.2%
Invesco Senior Loan ETF	2.1%
SPDR Blackstone Senior Loan ETF	2.1%
Amneal Pharmaceuticals LLC, Initial Term Loan, First Lien, 9.83% (SOFR01M+550bps), 5/4/28	1.6%
White Cap Supply Holdings LLC, Tranche C Term Facility, First Lien, 7.58% (SOFR01M+325bps), 10/19/29	1.5%
Gates Global LLC, Initial B-5 Dollar Term Loans, First Lien, 6.08% (SOFR01M+175bps), 6/4/31	1.5%
Global Medical Response, Inc., 2024 Extended Term Loan, First Lien, 9.08% (SOFR01M+475bps), 10/2/28	1.5%
Ziggo Financing Partnership, Term Loan I Facility, First Lien, 6.93% (SOFR01M+250bps), 4/30/28	1.5%
B&G Foods, Inc., Tranche B-5 Term Loans, First Lien, 7.83% (SOFR01M+350bps), 10/10/29	1.4%
Oldcastle BuildingEnvelope, Inc., Term B Loans, First Lien, 8.55% (SOFR06M+425bps), 4/29/29	1.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSFLX — SAR (6/25)

Victory Floating Rate Fund

Class C

Ticker: RSFCX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory Floating Rate Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$90	1.80%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$402,625
Number of Holdings	158
Portfolio Turnover	12%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Real Estate	1.0%
Consumer Staples	2.1%
Energy	4.4%
Information Technology	5.3%
Materials	7.2%
Communication Services	10.0%
Financials	14.0%
Industrials	14.6%
Health Care	14.8%
Consumer Discretionary	16.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Knight Health Holdings LLC, Term B Loans, First Lien, 9.69% (SOFR01M+525bps), 12/26/28	2.2%
Invesco Senior Loan ETF	2.1%
SPDR Blackstone Senior Loan ETF	2.1%
Amneal Pharmaceuticals LLC, Initial Term Loan, First Lien, 9.83% (SOFR01M+550bps), 5/4/28	1.6%
White Cap Supply Holdings LLC, Tranche C Term Facility, First Lien, 7.58% (SOFR01M+325bps), 10/19/29	1.5%
Gates Global LLC, Initial B-5 Dollar Term Loans, First Lien, 6.08% (SOFR01M+175bps), 6/4/31	1.5%
Global Medical Response, Inc., 2024 Extended Term Loan, First Lien, 9.08% (SOFR01M+475bps), 10/2/28	1.5%
Ziggo Financing Partnership, Term Loan I Facility, First Lien, 6.93% (SOFR01M+250bps), 4/30/28	1.5%
B&G Foods, Inc., Tranche B-5 Term Loans, First Lien, 7.83% (SOFR01M+350bps), 10/10/29	1.4%
Oldcastle BuildingEnvelope, Inc., Term B Loans, First Lien, 8.55% (SOFR06M+425bps), 4/29/29	1.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSFCX — SAR (6/25)

Victory Floating Rate Fund

Class Y

Ticker: RSFYX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory Floating Rate Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$39	0.78%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$402,625
Number of Holdings	158
Portfolio Turnover	12%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Real Estate	1.0%
Consumer Staples	2.1%
Energy	4.4%
Information Technology	5.3%
Materials	7.2%
Communication Services	10.0%
Financials	14.0%
Industrials	14.6%
Health Care	14.8%
Consumer Discretionary	16.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Knight Health Holdings LLC, Term B Loans, First Lien, 9.69% (SOFR01M+525bps), 12/26/28	2.2%
Invesco Senior Loan ETF	2.1%
SPDR Blackstone Senior Loan ETF	2.1%
Amneal Pharmaceuticals LLC, Initial Term Loan, First Lien, 9.83% (SOFR01M+550bps), 5/4/28	1.6%
White Cap Supply Holdings LLC, Tranche C Term Facility, First Lien, 7.58% (SOFR01M+325bps), 10/19/29	1.5%
Gates Global LLC, Initial B-5 Dollar Term Loans, First Lien, 6.08% (SOFR01M+175bps), 6/4/31	1.5%
Global Medical Response, Inc., 2024 Extended Term Loan, First Lien, 9.08% (SOFR01M+475bps), 10/2/28	1.5%
Ziggo Financing Partnership, Term Loan I Facility, First Lien, 6.93% (SOFR01M+250bps), 4/30/28	1.5%
B&G Foods, Inc., Tranche B-5 Term Loans, First Lien, 7.83% (SOFR01M+350bps), 10/10/29	1.4%
Oldcastle BuildingEnvelope, Inc., Term B Loans, First Lien, 8.55% (SOFR06M+425bps), 4/29/29	1.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

RSFYX — SAR (6/25)

Victory Floating Rate Fund

Member Class

Ticker: RSFMX

Semi-Annual Shareholder Report — June 30, 2025

The semi-annual shareholder report contains important information about Victory Floating Rate Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Member Class	$43	0.85%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$402,625
Number of Holdings	158
Portfolio Turnover	12%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Real Estate	1.0%
Consumer Staples	2.1%
Energy	4.4%
Information Technology	5.3%
Materials	7.2%
Communication Services	10.0%
Financials	14.0%
Industrials	14.6%
Health Care	14.8%
Consumer Discretionary	16.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Knight Health Holdings LLC, Term B Loans, First Lien, 9.69% (SOFR01M+525bps), 12/26/28	2.2%
Invesco Senior Loan ETF	2.1%
SPDR Blackstone Senior Loan ETF	2.1%
Amneal Pharmaceuticals LLC, Initial Term Loan, First Lien, 9.83% (SOFR01M+550bps), 5/4/28	1.6%
White Cap Supply Holdings LLC, Tranche C Term Facility, First Lien, 7.58% (SOFR01M+325bps), 10/19/29	1.5%
Gates Global LLC, Initial B-5 Dollar Term Loans, First Lien, 6.08% (SOFR01M+175bps), 6/4/31	1.5%
Global Medical Response, Inc., 2024 Extended Term Loan, First Lien, 9.08% (SOFR01M+475bps), 10/2/28	1.5%
Ziggo Financing Partnership, Term Loan I Facility, First Lien, 6.93% (SOFR01M+250bps), 4/30/28	1.5%
B&G Foods, Inc., Tranche B-5 Term Loans, First Lien, 7.83% (SOFR01M+350bps), 10/10/29	1.4%
Oldcastle BuildingEnvelope, Inc., Term B Loans, First Lien, 8.55% (SOFR06M+425bps), 4/29/29	1.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

RSFMX — SAR (6/25)

(b)  Not applicable.

Item 2. Code of Ethics.

Not applicable— only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable— only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable— only for annual reports.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)  Not applicable.

(b)  Not applicable.

Item 7. Financial Statements and Other Information.

(a)

June 30, 2025
Semi-Annual: Full Financials
Victory RS Partners Fund
Victory RS Value Fund
Victory RS Large Cap Alpha Fund
Victory RS Investors Fund
Victory Global Energy Transition Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios
1
Schedules of Portfolio Investments (Form N-CSR Item 6)
Victory RS Partners Fund
3
Victory RS Value Fund
5
Victory RS Large Cap Alpha Fund
7
Victory RS Investors Fund
9
Victory Global Energy Transition Fund
11
Financial Statements (Form N-CSR Item 7)
Statements of Assets and Liabilities
13
Statements of Operations
15
Statements of Changes in Net Assets
17
Financial Highlights
22
Notes to Financial Statements (Form N-CSR Item 7) 39

2
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios
Victory RS Partners Fund
3
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (98.0%)
Banks (20.0%):
Ameris Bancorp ........................................................ 246,410 $ 15,943
FNB Corp. ............................................................ 849,460 12,385
Old National Bancorp .................................................... 770,280 16,438
Prosperity Bancshares, Inc. ................................................ 197,340 13,861
Renasant Corp. ........................................................ 370,430 13,309
SouthState Corp. ....................................................... 82,460 7,589
The Bank of NT Butterfield & Son Ltd. ....................................... 306,840 13,587
UMB Financial Corp. .................................................... 143,314 15,071
108,183
Communication Services (1.1%):
Madison Square Garden Sports Corp.(a) ....................................... 27,260 5,696
Consumer Discretionary (10.1%):
Atmus Filtration Technologies, Inc. .......................................... 304,100 11,075
Bath & Body Works, Inc. ................................................. 108,930 3,264
Beazer Homes USA, Inc.(a) ............................................... 214,320 4,794
Garrett Motion, Inc. ..................................................... 725,400 7,624
Group 1 Automotive, Inc. ................................................. 10,660 4,655
PVH Corp. ........................................................... 79,150 5,430
Taylor Morrison Home Corp.(a) ............................................ 91,070 5,594
The Cheesecake Factory, Inc.(b) ............................................ 112,480 7,048
Under Armour, Inc., Class C(a) ............................................. 368,600 2,392
YETI Holdings, Inc.(a) ................................................... 87,270 2,751
54,627
Consumer Staples (3.0%):
Nomad Foods Ltd. ...................................................... 622,590 10,578
The Simply Good Foods Co.(a) ............................................. 51,190 1,617
U.S. Foods Holding Corp.(a) ............................................... 49,420 3,806
16,001
Energy (6.0%):
California Resources Corp. ................................................ 99,760 4,556
Gulfport Energy Corp.(a) ................................................. 51,640 10,388
Northern Oil & Gas, Inc. .................................................. 279,610 7,927
Plains GP Holdings LP, Class A ............................................. 506,070 9,833
32,704
Financial Services (2.2%):
Euronet Worldwide, Inc.(a) ................................................ 118,320 11,995
Health Care (5.4%):
Encompass Health Corp. .................................................. 92,500 11,343
Enovis Corp.(a) ........................................................ 151,550 4,753
Integer Holdings Corp.(a) ................................................. 37,760 4,643
The Ensign Group, Inc. ................................................... 54,710 8,440
29,179
Industrials (13.5%):
Alamo Group, Inc. ...................................................... 45,570 9,952
Fluor Corp.(a) ......................................................... 89,010 4,563
Gates Industrial Corp. PLC(a) .............................................. 518,410 11,939
Granite Construction, Inc. ................................................. 66,880 6,254
Hayward Holdings, Inc.(a) ................................................ 449,080 6,197
ICF International, Inc. ................................................... 83,660 7,087
Matson, Inc. .......................................................... 47,380 5,276
The Timken Co. ........................................................ 115,800 8,401
Titan Machinery, Inc.(a) .................................................. 219,830 4,355
V2X, Inc.(a) .......................................................... 181,570 8,815
72,839
Information Technology (4.4%):
ACI Worldwide, Inc.(a) .................................................. 167,300 7,681
Belden, Inc. ........................................................... 58,050 6,722

Victory Portfolios
Victory RS Partners Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Crane NXT Co. ........................................................ 177,400 $ 9,562
23,965
Insurance (12.5%):
Globe Life, Inc. ........................................................ 165,200 20,533
Hamilton Insurance Group Ltd., Class B(a) .................................... 251,590 5,439
Kemper Corp. ......................................................... 167,850 10,833
Primerica, Inc. ......................................................... 35,503 9,716
Stewart Information Services Corp. .......................................... 76,680 4,992
White Mountains Insurance Group Ltd. ....................................... 9,090 16,323
67,836
Materials (5.8%):
Axalta Coating Systems Ltd.(a) ............................................. 108,130 3,210
Graphic Packaging Holding Co. ............................................ 325,690 6,862
Knife River Corp.(a) .................................................... 39,070 3,190
Ryerson Holding Corp. ................................................... 306,770 6,617
Sealed Air Corp. ....................................................... 370,410 11,494
31,373
Real Estate (8.6%):
COPT Defense Properties ................................................. 129,400 3,569
Essential Properties Realty Trust, Inc. ........................................ 244,210 7,793
Four Corners Property Trust, Inc. ............................................ 445,740 11,995
Howard Hughes Holdings, Inc.(a) ........................................... 119,410 8,060
Independence Realty Trust, Inc. ............................................. 402,580 7,122
The St. Joe Co. ........................................................ 170,680 8,141
46,680
Utilities (5.4%):
Black Hills Corp. ....................................................... 200,125 11,227
H2O America ......................................................... 139,960 7,274
TXNM Energy, Inc. ..................................................... 186,100 10,481
28,982
Total Common Stocks (Cost $440,100)
a
a
a
530,060
Preferred Stocks (0.1%)
Information Technology (0.1%):
WellDoc, Inc.(a)(c) ...................................................... 1,587,483 587
Total Preferred Stocks (Cost $1,943)
a
a
a
587
Collateral for Securities Loaned (1.5%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.23%(d) ........ 2,022,824 2,022
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.27%(d) ............ 2,022,824 2,023
Invesco Government & Agency Portfolio, Institutional Shares, 4.29%(d) ............... 2,022,824 2,023
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.24%(d) . 2,022,824 2,023
Total Collateral for Securities Loaned (Cost $8,091)
a
a
a
8,091
Total Investments (Cost $450,134) — 99.6% 538,738
Other assets in excess of liabilities —  0.4% 2,385
NET ASSETS - 100.00% $ 541,123
At June 30, 2025, the Fund's investments in foreign securities were 6.9% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.1% of net assets as of June 30, 2025. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(d) Rate disclosed is the daily yield on June 30, 2025.
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios
Victory RS Value Fund
5
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (97.9%)
Communication Services (0.8%):
Take-Two Interactive Software, Inc. (a) ........................................ 8,390 $ 2,038
Consumer Discretionary (7.7%):
Bath & Body Works, Inc. ................................................. 134,630 4,033
LKQ Corp. ........................................................... 155,460 5,754
Mattel, Inc. (a) ......................................................... 209,320 4,128
PVH Corp. ........................................................... 42,790 2,935
Toll Brothers, Inc. ...................................................... 26,800 3,059
19,909
Consumer Staples (6.3%):
Keurig Dr. Pepper, Inc. ................................................... 164,785 5,448
Nomad Foods Ltd. ...................................................... 297,560 5,055
U.S. Foods Holding Corp. (a) ............................................... 74,550 5,741
16,244
Energy (6.3%):
Baker Hughes Co. ...................................................... 98,690 3,784
Expand Energy Corp. .................................................... 34,230 4,003
Suncor Energy, Inc. ..................................................... 67,920 2,543
The Williams Cos., Inc. .................................................. 37,810 2,375
Valero Energy Corp. ..................................................... 27,630 3,714
16,419
Financials (23.2%):
Cboe Global Markets, Inc. ................................................ 11,210 2,614
Euronet Worldwide, Inc. (a) ................................................ 53,950 5,470
Everest Group Ltd. ...................................................... 17,140 5,825
Fairfax Financial Holdings Ltd. ............................................. 2,930 5,289
First American Financial Corp. ............................................. 65,090 3,996
Fiserv, Inc. (a) .......................................................... 22,970 3,960
Globe Life, Inc. ........................................................ 90,710 11,275
KeyCorp ............................................................. 320,110 5,576
Prosperity Bancshares, Inc. ................................................ 68,380 4,803
UMB Financial Corp. .................................................... 45,810 4,818
Unum Group .......................................................... 47,800 3,860
White Mountains Insurance Group Ltd. ....................................... 1,410 2,532
60,018
Health Care (8.3%):
Align Technology, Inc. (a) ................................................. 13,990 2,649
Bio-Rad Laboratories, Inc. , Class A (a) ........................................ 10,890 2,628
CVS Health Corp. ...................................................... 61,520 4,243
Encompass Health Corp. .................................................. 48,140 5,903
Teva Pharmaceutical Industries Ltd. , ADR (a) ................................... 359,830 6,031
21,454
Industrials (18.2%):
AGCO Corp. .......................................................... 38,680 3,990
AMETEK, Inc. ........................................................ 26,060 4,716
API Group Corp. (a) ..................................................... 94,410 4,820
CACI International, Inc. , Class A (a) ......................................... 10,510 5,010
Fluor Corp. (a) ......................................................... 40,180 2,060
L3Harris Technologies, Inc. ............................................... 14,890 3,735
Leidos Holdings, Inc. .................................................... 23,160 3,654
SS&C Technologies Holdings, Inc. .......................................... 86,260 7,142
TFI International, Inc. .................................................... 31,060 2,785
The Timken Co. ........................................................ 62,460 4,532
WESCO International, Inc. ................................................ 25,130 4,654
47,098
Information Technology (8.3%):
Lam Research Corp. ..................................................... 43,770 4,260
Littelfuse, Inc. ......................................................... 15,050 3,412
Nice Ltd. , ADR (a) ...................................................... 37,030 6,255

Victory Portfolios
Victory RS Value Fund
6
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Trimble, Inc. (a) ........................................................ 64,620 $ 4,910
Zebra Technologies Corp. (a) ............................................... 8,940 2,757
21,594
Materials (4.3%):
Axalta Coating Systems Ltd. (a) ............................................. 60,020 1,782
Graphic Packaging Holding Co. ............................................ 214,260 4,515
Sealed Air Corp. ....................................................... 153,500 4,763
11,060
Real Estate (7.9%):
Camden Property Trust ................................................... 36,280 4,088
CubeSmart ........................................................... 130,260 5,536
Equity LifeStyle Properties, Inc. ............................................ 73,400 4,527
NNN REIT, Inc. ........................................................ 149,120 6,439
20,590
Utilities (6.6%):
CenterPoint Energy, Inc. .................................................. 156,160 5,737
FirstEnergy Corp. ....................................................... 150,160 6,045
PPL Corp. ............................................................ 160,450 5,438
17,220
Total Common Stocks (Cost $211,865)
a
a
a
253,644
Total Investments (Cost $211,865) — 97.9% 253,644
Other assets in excess of liabilities —  2.1% 5,476
NET ASSETS - 100.00% $ 259,120
At June 30, 2025, the Fund's investments in foreign securities were 13.0% of net assets.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios
Victory RS Large Cap Alpha Fund
7
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (95.7%)
Communication Services (3.4%):
Alphabet, Inc. , Class A ................................................... 44,310 $ 7,809
Take-Two Interactive Software, Inc. (a) ........................................ 40,460 9,825
17,634
Consumer Discretionary (5.0%):
LKQ Corp. ........................................................... 322,220 11,925
Mattel, Inc. (a) ......................................................... 350,750 6,917
Toll Brothers, Inc. ...................................................... 62,200 7,099
25,941
Consumer Staples (7.1%):
Keurig Dr. Pepper, Inc. ................................................... 304,580 10,069
Mondelez International, Inc. , Class A ......................................... 152,050 10,254
The Procter & Gamble Co. ................................................ 33,000 5,258
U.S. Foods Holding Corp. (a) ............................................... 150,390 11,582
37,163
Energy (5.8%):
Enterprise Products Partners LP ............................................. 357,580 11,089
Exxon Mobil Corp. ..................................................... 118,010 12,721
Valero Energy Corp. ..................................................... 49,340 6,632
30,442
Financials (23.5%):
Cboe Global Markets, Inc. ................................................ 44,280 10,327
Citigroup, Inc. ......................................................... 221,790 18,879
Everest Group Ltd. ...................................................... 49,030 16,663
Fairfax Financial Holdings Ltd. ............................................. 9,800 17,691
JPMorgan Chase & Co. .................................................. 45,310 13,136
KeyCorp ............................................................. 989,220 17,232
The PNC Financial Services Group, Inc. ...................................... 63,810 11,895
The Progressive Corp. ................................................... 23,450 6,258
Unum Group .......................................................... 126,980 10,255
122,336
Health Care (15.4%):
AbbVie, Inc. .......................................................... 38,980 7,236
CVS Health Corp. ...................................................... 105,820 7,300
GE HealthCare Technologies, Inc. ........................................... 67,450 4,996
Johnson & Johnson ..................................................... 50,030 7,642
McKesson Corp. ....................................................... 10,160 7,445
Medtronic PLC ........................................................ 121,050 10,552
Merck & Co., Inc. ...................................................... 86,260 6,828
Teva Pharmaceutical Industries Ltd. , ADR (a) ................................... 702,100 11,767
The Cigna Group ....................................................... 50,390 16,658
80,424
Industrials (16.1%):
CACI International, Inc. , Class A (a) ......................................... 26,340 12,556
Eaton Corp. PLC ....................................................... 30,480 10,881
FedEx Corp. .......................................................... 32,630 7,417
General Dynamics Corp. .................................................. 21,830 6,367
Honeywell International, Inc. .............................................. 41,930 9,765
Johnson Controls International PLC .......................................... 77,280 8,162
Leidos Holdings, Inc. .................................................... 46,020 7,260
RTX Corp. ............................................................ 51,582 7,532
SS&C Technologies Holdings, Inc. .......................................... 169,400 14,027
83,967
Information Technology (8.9%):
Amphenol Corp. , Class A ................................................. 63,980 6,318
Analog Devices, Inc. .................................................... 33,760 8,036
Applied Materials, Inc. ................................................... 36,730 6,724
Corpay, Inc. (a) ......................................................... 22,800 7,565
Salesforce, Inc. ........................................................ 33,020 9,004

Victory Portfolios
Victory RS Large Cap Alpha Fund
8
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Zebra Technologies Corp. (a) ............................................... 28,050 $ 8,650
46,297
Materials (2.9%):
PPG Industries, Inc. ..................................................... 70,830 8,057
Sealed Air Corp. ....................................................... 220,932 6,855
14,912
Real Estate (3.6%):
Camden Property Trust ................................................... 84,900 9,568
Equity LifeStyle Properties, Inc. ............................................ 144,870 8,934
18,502
Utilities (4.0%):
American Electric Power Co., Inc. ........................................... 82,450 8,555
Exelon Corp. .......................................................... 287,780 12,495
21,050
Total Common Stocks (Cost $381,847)
a
a
a
498,668
Total Investments (Cost $381,847) — 95.7% 498,668
Other assets in excess of liabilities —  4.3% 22,267
NET ASSETS - 100.00% $ 520,935
At June 30, 2025, the Fund's investments in foreign securities were 13.0% of net assets.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios
Victory RS Investors Fund
9
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (94.7%)
Banks (10.5%):
Citigroup, Inc. ......................................................... 45,640 $ 3,885
Prosperity Bancshares, Inc. ................................................ 52,710 3,702
UMB Financial Corp. .................................................... 22,290 2,344
9,931
Communication Services (1.5%):
Alphabet, Inc. , Class A ................................................... 8,030 1,415
Consumer Discretionary (4.9%):
LKQ Corp. ........................................................... 72,550 2,685
Mattel, Inc. (a) ......................................................... 101,340 1,999
4,684
Consumer Staples (5.7%):
Keurig Dr. Pepper, Inc. ................................................... 78,390 2,591
Nomad Foods Ltd. ...................................................... 162,850 2,767
5,358
Energy (5.0%):
Exxon Mobil Corp. ..................................................... 21,110 2,276
Plains GP Holdings LP , Class A ............................................. 128,950 2,505
4,781
Financial Services (3.3%):
Euronet Worldwide, Inc. (a) ................................................ 30,540 3,096
Health Care (11.7%):
CVS Health Corp. ...................................................... 48,400 3,339
Encompass Health Corp. .................................................. 23,180 2,842
Teva Pharmaceutical Industries Ltd. , ADR (a) ................................... 120,710 2,023
The Cigna Group ....................................................... 8,800 2,909
11,113
Industrials (14.4%):
CACI International, Inc. , Class A (a) ......................................... 7,010 3,342
Gates Industrial Corp. PLC (a) .............................................. 161,690 3,724
SS&C Technologies Holdings, Inc. .......................................... 41,270 3,417
V2X, Inc. (a) .......................................................... 63,920 3,103
13,586
Information Technology (7.1%):
Nice Ltd. , ADR (a) ...................................................... 19,170 3,238
Trimble, Inc. (a) ........................................................ 45,370 3,447
6,685
Insurance (21.4%):
Everest Group Ltd. ...................................................... 9,440 3,208
Fairfax Financial Holdings Ltd. ............................................. 1,670 3,015
First American Financial Corp. ............................................. 25,090 1,540
Globe Life, Inc. ........................................................ 36,310 4,513
Unum Group .......................................................... 46,990 3,795
White Mountains Insurance Group Ltd. ....................................... 2,300 4,130
20,201
Materials (2.8%):
Graphic Packaging Holding Co. ............................................ 124,040 2,614
Real Estate (2.7%):
Howard Hughes Holdings, Inc. (a) ........................................... 37,830 2,554
Utilities (3.7%):
FirstEnergy Corp. ....................................................... 87,310 3,515
Total Common Stocks (Cost $79,935)
a
a
a
89,533
Total Investments (Cost $79,935) — 94.7% 89,533
Other assets in excess of liabilities —  5.3% 5,035
NET ASSETS - 100.00% $ 94,568

Victory Portfolios
Victory RS Investors Fund
10
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
At June 30, 2025, the Fund's investments in foreign securities were 15.1% of net assets.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios
Victory Global Energy Transition Fund
11
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (96.0%)
Australia (14.1%):
Materials (14.1%):
Iluka Resources Ltd. ..................................................... 9,739,606 $ 24,353
MAC Copper Ltd. (a) (b) .................................................. 1,963,865 23,743
Sunrise Energy Metals Ltd. (a) (b) ............................................ 8,856,861 4,691
52,787
Canada (26.4%):
Energy (21.4%):
ARC Resources Ltd. ..................................................... 614,923 12,966
Cameco Corp. ......................................................... 164,695 12,232
Keyera Corp. .......................................................... 523,330 17,119
Peyto Exploration & Development Corp. ...................................... 956,895 13,669
Tamarack Valley Energy Ltd. .............................................. 1,585,352 5,624
Tourmaline Oil Corp. .................................................... 297,922 14,375
Whitecap Resources, Inc. ................................................. 613,826 4,125
80,110
Materials (5.0%):
First Quantum Minerals Ltd. (a) ............................................. 851,318 15,124
Nutrien Ltd. ........................................................... 59,213 3,449
18,573
98,683
Chile (1.5%):
Industrials (1.5%):
Sociedad Quimica y Minera de Chile SA , ADR (a) (b) ............................. 157,699 5,562
Norway (4.0%):
Materials (4.0%):
Norsk Hydro ASA ...................................................... 2,595,309 14,823
United States (50.0%):
Energy (13.1%):
Antero Resources Corp. (a) ................................................ 131,537 5,298
Enterprise Products Partners LP ............................................. 583,346 18,089
Range Resources Corp. ................................................... 388,385 15,796
The Williams Cos., Inc. .................................................. 155,866 9,790
48,973
Industrials (1.9%):
Energy Vault Holdings, Inc. (a) (b) ........................................... 4,812,387 3,449
Hubbell, Inc. .......................................................... 9,110 3,721
7,170
Materials (33.6%):
Compass Minerals International, Inc. (a) (c) ..................................... 3,196,047 64,209
Ivanhoe Electric, Inc. (a) .................................................. 3,964,398 35,957
Linde PLC ............................................................ 38,173 17,910
Martin Marietta Materials, Inc. ............................................. 6,610 3,629
Materion Corp. ........................................................ 45,591 3,618
125,323
Utilities (1.4%):
Constellation Energy Corp. ................................................ 15,500 5,003
186,469
Total Common Stocks (Cost $282,624) 358,324
Warrants (0.5%)
Australia (0.2%):
Materials (0.2%):
Sunrise Energy Metals Ltd. , expiring 12/31/25 (a) (d) .............................. 3,069,985 781

Victory Portfolios
Victory Global Energy Transition Fund
12
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Canada (0.3%):
Materials (0.3%):
Ivanhoe Electric, Inc. , expiring 2/12/26 (a) (d) ................................... 441,014 $ 1,027
Total Warrants (Cost $4) 1,808
Collateral for Securities Loaned (2.7%)^
United States (2.7%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .23% (e) ........ 2,472,055 2,472
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .27% (e) ............ 2,472,055 2,472
Invesco Government & Agency Portfolio, Institutional Shares , 4 .29% (e) ............... 2,472,055 2,472
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .24% (e) . 2,472,055 2,472
Total Collateral for Securities Loaned (Cost $9,888) 9,888
Total Investments (Cost $292,516) — 99.2% 370,020
Other assets in excess of liabilities — 0.8% 3,063
NET ASSETS - 100.00% $ 373,083
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Affiliated security. (See Note 8 in the Notes to Financial Statements)
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.5% of net assets as of June 30, 2025. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(e) Rate disclosed is the daily yield on June 30, 2025.
ADR
—
American Depositary Receipt
LP
—
Limited Partnership
PLC
—
Public Limited Company

Statements of Assets and Liabilities
June 30, 2025
13
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory RS Partners
Fund
Victory RS Value
Fund
Victory RS Large
Cap Alpha Fund
Assets:
Investments, at value (Cost $450,134, $211,865 and $381,847) $ 538,738 (a) $ 253,644 $ 498,668
Cash 12,610 5,929 22,191
Receivables:
Dividends, interest, and securities lending income 801 262 625
Capital shares issued 245 239 72
Investments sold 2,583 — —
From Adviser 64 16 23
Prepaid expenses 67 28 27
Total Assets 555,108 260,118 521,606
Liabilities:
Payables:
Collateral received on loaned securities 8,091 — —
Investments purchased 4,882 — —
Capital shares redeemed 474 721 298
Accrued expenses and other payables:
Investment advisory fees 365 179 208
Administration fees 24 12 23
Custodian fees 6 3 6
Transfer agent fees 4 3 20
Sub-Transfer agent fees 90 43 35
Compliance fees — (b) — (b) — (b)
12b-1 fees 18 16 49
Other accrued expenses 31 21 32
Total Liabilities 13,985 998 671
Commitments and contingencies (Note 4 )
Net Assets:
Capital 438,976 200,400 344,777
Total accumulated earnings (loss) 102,147 58,720 176,158
Net Assets $ 541,123 $ 259,120 $ 520,935
Net Assets:
Class A $ 177,771 $ 150,878 $ 483,672
Class C — 1,078 931
Class R 1,335 — —
Class R6 14,455 — —
Class Y 340,909 107,164 36,332
Member Class 6,653 — —
Total $ 541,123 $ 259,120 $ 520,935
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 6,528 6,002 8,117
Class C — 53 21
Class R 58 — —
Class R6 482 — —
Class Y 11,251 4,079 612
Member Class 243 — —
Total 18,562 10,134 8,750
Net asset value, offering and redemption price per share: (c)
Class A $ 27 .23 $ 25 .14 $ 59 .59
Class C(d) — 20 .25 45 .13
Class R 22 .94 — —
Class R6 30 .02 — —
Class Y 30 .30 26 .27 59 .32
Member Class 27 .33 — —
Maximum Sales Charge — Class A 5 .75% 5 .75% 5 .75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 28 .89 $ 26 .67 $ 63 .22
(a) Includes $7,984 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(d) Redemption price per share varies by the length of time shares are held.

Statements of Assets and Liabilities
June 30, 2025
14
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory RS Investors
Fund
Victory Global
Energy Transition
Fund
Assets:
Affiliated investments, at value (Cost $— and $36,221) $ — $ 64,209
Unaffiliated investments, at value (Cost $79,935 and $256,295) 89,533 305,811 (a)
Foreign currency, at value (Cost $— and $244) — 244
Cash 4,359 13,528
Receivables:
Dividends, interest, and securities lending income 74 333
Capital shares issued 674 116
Investments sold — 6
From Adviser 42 27
Prepaid expenses 19 29
Total Assets 94,701 384,303
Liabilities:
Payables:
Collateral received on loaned securities — 9,888
Capital shares redeemed 21 934
Accrued expenses and other payables:
Investment advisory fees 76 297
Administration fees 4 16
Custodian fees 1 7
Transfer agent fees 1 3
Sub-Transfer agent fees 16 46
Compliance fees — (b) — (b)
12b-1 fees 3 7
Other accrued expenses 11 22
Total Liabilities 133 11,220
Commitments and contingencies (Note 4 )
Net Assets:
Capital 81,852 2,003,978
Total accumulated earnings (loss) 12,716 (1,630,895)
Net Assets $ 94,568 $ 373,083
Net Assets:
Class A $ 18,430 $ 65,943
Class C 3,748 1,881
Class Y 72,390 305,259
Total $ 94,568 $ 373,083
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 1,128 1,760
Class C 285 57
Class Y 4,238 7,771
Total 5,651 9,588
Net asset value, offering and redemption price per share: (c)
Class A $ 16 .34 $ 37 .48
Class C(d) 13 .17 32 .82
Class Y 17 .08 39 .28
Maximum Sales Charge — Class A 5 .75% 5 .75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 17 .34 $ 39 .77
(a) Includes $8,877 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(d) Redemption price per share varies by the length of time shares are held.

Statements of Operations
For the Six Months Ended June 30, 2025
15
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
(Unaudited)
Victory RS Partners
Fund
Victory RS Value
Fund
Victory RS Large
Cap Alpha Fund
Investment Income:
Dividends $ 4,762 $ 2,439 $ 5,630
Interest 450 197 443
Securities lending (net of fees) 4 —(a) —
Foreign tax withholding (8) (13) (18)
Total Income 5,208 2,623 6,055
Expenses:
Investment advisory fees 2,218 1,111 1,291
Administration fees 144 71 139
Sub-Administration fees 8 8 8
12b-1 fees — Class A 225 192 608
12b-1 fees — Class C — 6 5
12b-1 fees — Class R 3 — —
Custodian fees 12 7 12
Transfer agent fees — Class A 5 9 61
Transfer agent fees — Class C — —(a) —(a)
Transfer agent fees — Class R —(a) — —
Transfer agent fees — Class R6 —(a) — —
Transfer agent fees — Class Y 1 1 —(a)
Transfer agent fees — Member Class 4 — —
Sub-Transfer agent fees — Class A 119 87 103
Sub-Transfer agent fees — Class C — 1 1
Sub-Transfer agent fees — Class R 1 — —
Sub-Transfer agent fees — Class Y 185 57 13
Trustees' fees 15 8 14
Compliance fees 2 1 2
Legal and audit fees 22 15 23
State registration and filing fees 31 19 17
Other expenses 45 26 31
Recoupment of prior expenses waived/reimbursed by Adviser 13 — —
Total Expenses 3,053 1,619 2,328
Expenses waived/reimbursed by Adviser (182) (43) (57)
Net Expenses 2,871 1,576 2,271
Net Investment Income (Loss) 2,337 1,047 3,784
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 4,586 6,566 29,708
Net change in unrealized appreciation/depreciation on investment securities (21,763) (5,729) (9,054)
Net realized/unrealized gains (losses) on investments (17,177) 837 20,654
Change in net assets resulting from operations $ (14,840) $ 1,884 $ 24,438
(a) Rounds to less than $1 thousand.

Statements of Operations
For the Six Months Ended June 30, 2025
16
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
(Unaudited)
Victory RS Investors
Fund
Victory Global
Energy Transition
Fund
Investment Income:
Dividends $ 651 $ 3,368
Interest 82 316
Securities lending (net of fees) —(a) 110
Foreign tax withholding (3) (481)
Total Income 730 3,313
Expenses:
Investment advisory fees 380 1,591
Administration fees 21 86
Sub-Administration fees 7 7
12b-1 fees — Class A 22 71
12b-1 fees — Class C 17 8
Custodian fees 3 14
Transfer agent fees — Class A 2 7
Transfer agent fees — Class C —(a) —(a)
Transfer agent fees — Class Y —(a) 1
Sub-Transfer agent fees — Class A 7 38
Sub-Transfer agent fees — Class C 2 1
Sub-Transfer agent fees — Class Y 47 135
Trustees' fees 3 9
Compliance fees —(a) 1
Legal and audit fees 7 16
State registration and filing fees 19 23
Other expenses 16 29
Total Expenses 553 2,037
Expenses waived/reimbursed by Adviser (111) (102)
Net Expenses 442 1,935
Net Investment Income (Loss) 288 1,378
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities — (871)
Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions 846 30,613
Net change in unrealized appreciation/depreciation on affiliated investment securities — 31,714
Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations 522 2,901
Net realized/unrealized gains (losses) on investments 1,368 64,357
Change in net assets resulting from operations $ 1,656 $ 65,735
(a) Rounds to less than $1 thousand.

17
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory RS Partners Fund Victory RS Value Fund Victory RS Large Cap Alpha Fund
Six
Months
Ended
June 30,
2025
(Unaudited)
Year
Ended
December 31,
2024
Six
Months
Ended
June 30,
2025
(Unaudited)
Year
Ended
December 31,
2024
Six
Months
Ended
June 30,
2025
(Unaudited)
Year
Ended
December 31,
2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 2,337 $ 2,221 $ 1,047 $ 1,181 $ 3,784 $ 6,169
Net realized gains (losses) 4,586 41,762 6,566 31,019 29,708 67,925
Net change in unrealized
appreciation/depreciation (21,763) 25,109 (5,729) 1,889 (9,054) 24,178
Change in net assets resulting from
operations (14,840) 69,092 1,884 34,089 24,438 98,272
Distributions to Shareholders:
Class A — (10,645) — (14,895) — (66,063)
Class C — — — (125) — (156)
Class R — (87) — — — —
Class R6 — (286) — — — —
Class Y — (18,440) — (10,075) — (3,975)
Member Class — (357) — — — —
Change in net assets resulting from
distributions to shareholders — (29,815) — (25,095) — (70,194)
Change in net assets resulting from
capital transactions 11,276 64,174 (18,196) (8,491) (35,474) 23,651
Change in net assets (3,564) 103,451 (16,312) 503 (11,036) 51,729
Net Assets:
Beginning of period 544,687 441,236 275,432 274,929 531,971 480,242
End of period $ 541,123 $ 544,687 $ 259,120 $ 275,432 $ 520,935 $ 531,971

18
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory RS Partners Fund Victory RS Value Fund Victory RS Large Cap Alpha Fund
Six
Months
Ended
June 30,
2025
(Unaudited)
Year
Ended
December 31,
2024
Six
Months
Ended
June 30,
2025
(Unaudited)
Year
Ended
December 31,
2024
Six
Months
Ended
June 30,
2025
(Unaudited)
Year
Ended
December 31,
2024
Capital Transactions:
Class A
Proceeds from shares issued $ 5,934 $ 14,207 $ 1,678 $ 4,732 $ 9,762 $ 14,985
Distributions reinvested — 10,448 — 14,615 — 64,360
Cost of shares redeemed (15,276) (30,966) (13,999) (26,663) (50,537) (59,127)
Converted from Class R — — — 767 — 5,739
Total Class A $ (9,342) $ (6,311) $ (12,321) $ (6,549) $ (40,775) $ 25,957
Class C
Proceeds from shares issued $ — $ — $ 68 $ 221 $ 79 $ 138
Distributions reinvested — — — 125 — 156
Cost of shares redeemed — — (163) (429) (186) (1,002)
Total Class C $ — $ — $ (95) $ (83) $ (107) $ (708)
Class R
Proceeds from shares issued $ 148 $ 170 $ — $ 10(a) $ — $ 167(a)
Distributions reinvested — 87 — —(a) — —(a)
Cost of shares redeemed (208) (1,221) — (7)(a) — (337)(a)
Converted into Class A — — — (766) — (5,739)
Total Class R $ (60) $ (964) $ — $ (763) $ — $ (5,909)
Class R6
Proceeds from shares issued $ 12,080 $ 3,427 $ — $ — $ — $ —
Distributions reinvested — 286 — — — —
Cost of shares redeemed (3,074) (327) — — — —
Total Class R6 $ 9,006 $ 3,386 $ — $ — $ — $ —
Class Y
Proceeds from shares issued $ 72,211 $ 129,327 $ 3,018 $ 7,818 $ 8,762 $ 7,072
Distributions reinvested — 18,416 — 9,970 — 3,922
Cost of shares redeemed (60,946) (80,142) (8,798) (18,884) (3,354) (6,683)
Total Class Y $ 11,265 $ 67,601 $ (5,780) $ (1,096) $ 5,408 $ 4,311
Member Class
Proceeds from shares issued $ 1,389 $ 1,250 $ — $ — $ — $ —
Distributions reinvested — 357 — — — —
Cost of shares redeemed (982) (1,145) — — — —
Total Member Class $ 407 $ 462 $ — $ — $ — $ —
Change in net assets resulting from
capital transactions $ 11,276 $ 64,174 $ (18,196) $ (8,491) $ (35,474) $ 23,651

19
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory RS Partners Fund Victory RS Value Fund Victory RS Large Cap Alpha Fund
Six
Months
Ended
June 30,
2025
(Unaudited)
Year
Ended
December 31,
2024
Six
Months
Ended
June 30,
2025
(Unaudited)
Year
Ended
December 31,
2024
Six
Months
Ended
June 30,
2025
(Unaudited)
Year
Ended
December 31,
2024
Share Transactions:
Class A
Issued 219 505 68 181 172 245
Reinvested — 355 —(b) 567 — 1,103
Redeemed (562) (1,109) (577) (1,020) (897) (977)
Converted from Class R — — — 29 — 95
Total Class A (343) (249) (509) (243) (725) 466
Class C
Issued — — 3 11 2 3
Reinvested — — — 6 — 4
Redeemed — — (8) (20) (4) (21)
Total Class C — — (5) (3) (2) (14)
Class R
Issued 7 8 — —(a)(b) — 3(a)
Reinvested — 3 — —(a) — —(a)
Redeemed (9) (51) — —(a)(b) — (6)(a)
Converted into Class A — — — (31) — (96)
Total Class R (2) (40) — (31) — (99)
Class R6
Issued 412 106 — — — —
Reinvested — 9 — — — —
Redeemed (114) (10) — — — —
Total Class R6 298 105 — — — —
Class Y
Issued 2,397 4,164 118 293 150 117
Reinvested — 564 — 371 — 68
Redeemed (2,030) (2,581) (344) (691) (59) (112)
Total Class Y 367 2,147 (226) (27) 91 73
Member Class
Issued 51 44 — — — —
Reinvested — 12 — — — —
Redeemed (36) (41) — — — —
Total Member Class 15 15 — — — —
Change in Shares 335 1,978 (740) (304) (636) 426
(a) Class R activity is for the period January 1, 2024, to March 28, 2024 (date of conversion to Class A).
(b) Rounds to less than 1 thousand shares.

20
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory RS Investors Fund
Victory Global Energy Transition
Fund
Six
Months
Ended
June 30,
2025
(Unaudited)
Year
Ended
December 31,
2024
Six
Months
Ended
June 30,
2025
(Unaudited)
Year
Ended
December 31,
2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 288 $ 231 $ 1,378 $ 3,561
Net realized gains (losses) 846 6,552 29,742 18,501
Net change in unrealized appreciation/depreciation 522 2,206 34,615 25,928
Change in net assets resulting from operations 1,656 8,989 65,735 47,990
Distributions to Shareholders:
Class A — (1,725) — (946)
Class C — (296) — (20)
Class Y — (3,710) — (4,974)
Change in net assets resulting from distributions to shareholders — (5,731) — (5,940)
Change in net assets resulting from capital transactions 31,244 21,239 (14,313) (19,898)
Change in net assets 32,900 24,497 51,422 22,152
Net Assets:
Beginning of period 61,668 37,171 321,661 299,509
End of period $ 94,568 $ 61,668 $ 373,083 $ 321,661

21
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory RS Investors Fund
Victory Global Energy Transition
Fund
Six
Months
Ended
June 30,
2025
(Unaudited)
Year
Ended
December 31,
2024
Six
Months
Ended
June 30,
2025
(Unaudited)
Year
Ended
December 31,
2024
Capital Transactions:
Class A
Proceeds from shares issued $ 1,792 $ 1,812 $ 2,965 $ 4,142
Distributions reinvested — 1,656 — 916
Cost of shares redeemed (1,858) (3,133) (6,601) (18,098)
Converted from Class R — 1,073 — 978
Total Class A $ (66) $ 1,408 $ (3,636) $ (12,062)
Class C
Proceeds from shares issued $ 1,153 $ 1,108 $ 177 $ 369
Distributions reinvested — 296 — 20
Cost of shares redeemed (166) (210) (146) (366)
Total Class C $ 987 $ 1,194 $ 31 $ 23
Class R
Proceeds from shares issued $ — $ 39(a) $ — $ 33(a)
Distributions reinvested — —(a) — —(a)
Cost of shares redeemed — (17)(a) — (471)(a)
Converted into Class A — (1,073) — (978)
Total Class R $ — $ (1,051) $ — $ (1,416)
Class Y
Proceeds from shares issued $ 41,384 $ 29,689 $ 20,499 $ 66,828
Distributions reinvested — 3,706 — 4,429
Cost of shares redeemed (11,061) (13,707) (31,207) (77,700)
Total Class Y $ 30,323 $ 19,688 $ (10,708) $ (6,443)
Change in net assets resulting from capital transactions $ 31,244 $ 21,239 $ (14,313) $ (19,898)
Share Transactions:
Class A
Issued 113 111 94 136
Reinvested — 99 — 31
Redeemed (122) (191) (213) (617)
Converted from Class R — 64 — 34
Total Class A (9) 83 (119) (416)
Class C
Issued 88 82 7 13
Reinvested — 22 — 1
Redeemed (13) (15) (6) (14)
Total Class C 75 89 1 —(b)
Class R
Issued — 2(a) — 1(a)
Reinvested — —(a) — —(a)
Redeemed — (1)(a) — (19)(a)
Converted into Class A — (75) — (36)
Total Class R — (74) — (54)
Class Y
Issued 2,498 1,705 605 2,143
Reinvested — 212 — 144
Redeemed (658) (779) (962) (2,465)
Total Class Y 1,840 1,138 (357) (178)
Change in Shares 1,906 1,236 (475) (648)
(a) Class R activity is for the period January 1, 2024, to March 28, 2024 (date of conversion to Class A).
(b) Rounds to less than $1 thousand.

Victory Portfolios
Financial Highlights
For a Share Outstanding Throughout Each Period
22
See notes to financial statements.
Victory RS Partners Fund
Class A
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $28.02 $25.73 $23.54 $26.82 $24.21 $24.47
Investment Activities:
Net investment income (loss)(a) 0.08 0.06 0.07 0.08 (0.09) 0.04
Net realized and unrealized gains (losses) (0.87) 3.85 3.58 (1.26) 7.14 0.07
Total from Investment Activities (0.79) 3.91 3.65 (1.18) 7.05 0.11
Distributions to Shareholders from:
Net investment income — (0.13) (0.22) (0.12) — —
Net realized gains — (1.49) (1.24) (1.98) (4.44) (0.37)
Total Distributions — (1.62) (1.46) (2.10) (4.44) (0.37)
Net Asset Value, End of Period $27.23 $28.02 $25.73 $23.54 $26.82 $24.21
Total Return(b)(c) (2.82)% 14.93% 15.66% (4.54)% 29.58% 0.46%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.33% 1.33% 1.37% 1.45% 1.45% 1.45%
Net Investment Income (Loss)(d) 0.61% 0.20% 0.29% 0.33% (0.29)% 0.20%
Gross Expenses(d)(e) 1.33% 1.33% 1.40% 1.49% 1.49% 1.53%
Supplemental Data:
Net Assets at end of period (000's) $177,771 $192,536 $183,203 $169,628 $195,053 $156,629
Portfolio Turnover(b)(f) 28% 48% 72% 98% 64% 108%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

23
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Partners Fund
Class R
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $23.64 $21.89 $20.25 $23.41 $21.65 $22.01
Investment Activities:
Net investment income (loss)(a) 0.03 (0.04) (0.03) (0.01) (0.17) (0.03)
Net realized and unrealized gains (losses) (0.73) 3.29 3.08 (1.10) 6.37 0.04
Total from Investment Activities (0.70) 3.25 3.05 (1.11) 6.20 0.01
Distributions to Shareholders from:
Net investment income — (0.01) (0.17) (0.07) — —
Net realized gains — (1.49) (1.24) (1.98) (4.44) (0.37)
Total Distributions — (1.50) (1.41) (2.05) (4.44) (0.37)
Net Asset Value, End of Period $22.94 $23.64 $21.89 $20.25 $23.41 $21.65
Total Return(b)(c) (2.96)% 14.52% 15.19% (4.86)% 29.15% 0.06%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.69% 1.69% 1.73% 1.81% 1.81% 1.81%
Net Investment Income (Loss)(d) 0.25% (0.19)% (0.12)% (0.03)% (0.65)% (0.15)%
Gross Expenses(d)(e) 2.57% 2.42% 2.29% 2.54% 2.48% 2.87%
Supplemental Data:
Net Assets at end of period (000's) $1,335 $1,426 $2,198 $1,519 $1,652 $1,421
Portfolio Turnover(b)(f) 28% 48% 72% 98% 64% 108%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
24
See notes to financial statements.
Victory RS Partners Fund
Class R6
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
June 2,
2023(a)
through
December 31,
2023
Net Asset Value, Beginning of Period $30.81 $28.13 $25.62
Investment Activities:
Net investment income (loss)(b) 0.18 0.21 0.04
Net realized and unrealized gains (losses) (0.97) 4.20 4.02
Total from Investment Activities (0.79) 4.41 4.06
Distributions to Shareholders from:
Net investment income — (0.24) (0.31)
Net realized gains — (1.49) (1.24)
Total Distributions — (1.73) (1.55)
Net Asset Value, End of Period $30.02 $30.81 $28.13
Total Return(c)(d) (2.56)% 15.44% 16.00%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.89% 0.89% 0.89%
Net Investment Income (Loss)(e) 1.22% 0.69% 0.26%
Gross Expenses(e)(f) 1.01% 1.28% 2.10%
Supplemental Data:
Net Assets at end of period (000's) $14,455 $5,684 $2,244
Portfolio Turnover(c)(g) 28% 48% 72%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

25
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Partners Fund
Class Y
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $31.12 $28.40 $25.83 $29.21 $25.99 $26.17
Investment Activities:
Net investment income (loss)(a) 0.15 0.19 0.17 0.19 0.02 0.12
Net realized and unrealized gains (losses) (0.97) 4.25 3.94 (1.39) 7.69 0.07
Total from Investment Activities (0.82) 4.44 4.11 (1.20) 7.71 0.19
Distributions to Shareholders from:
Net investment income — (0.23) (0.30) (0.20) (0.05) —
Net realized gains — (1.49) (1.24) (1.98) (4.44) (0.37)
Total Distributions — (1.72) (1.54) (2.18) (4.49) (0.37)
Net Asset Value, End of Period $30.30 $31.12 $28.40 $25.83 $29.21 $25.99
Total Return(b)(c) (2.63)% 15.40% 16.07% (4.23)% 30.03% 0.77%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.94% 0.94% 1.01% 1.12% 1.12% 1.12%
Net Investment Income (Loss)(d) 1.01% 0.60% 0.62% 0.67% 0.05% 0.54%
Gross Expenses(d)(e) 1.04% 1.05% 1.13% 1.21% 1.19% 1.23%
Supplemental Data:
Net Assets at end of period (000's) $340,909 $338,632 $248,103 $172,847 $177,278 $168,087
Portfolio Turnover(b)(f) 28% 48% 72% 98% 64% 108%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
26
See notes to financial statements.
Victory RS Partners Fund
Member Class
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
November 3,
2020(a)
through
December 31,
2020
Net Asset Value, Beginning of Period $28.10 $25.79 $23.58 $26.87 $24.22 $19.64
Investment Activities:
Net investment income (loss)(b) 0.11 0.11 0.12 0.15 (0.04) 0.01
Net realized and unrealized gains (losses) (0.88) 3.87 3.59 (1.29) 7.17 4.94
Total from Investment Activities (0.77) 3.98 3.71 (1.14) 7.13 4.95
Distributions to Shareholders from:
Net investment income — (0.18) (0.26) (0.17) (0.04) —
Net realized gains — (1.49) (1.24) (1.98) (4.44) (0.37)
Total Distributions — (1.67) (1.50) (2.15) (4.48) (0.37)
Net Asset Value, End of Period $27.33 $28.10 $25.79 $23.58 $26.87 $24.22
Total Return(c)(d) (2.74)% 15.18% 15.90% (4.36)% 29.90% 25.22%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.13% 1.13% 1.18% 1.25% 1.25% 1.25%
Net Investment Income (Loss)(e) 0.83% 0.41% 0.48% 0.59% (0.14)% 0.36%
Gross Expenses(e)(f) 1.38% 1.38% 1.57% 1.78% 3.05% 33.63%
Supplemental Data:
Net Assets at end of period (000's) $6,653 $6,410 $5,488 $4,719 $2,994 $102
Portfolio Turnover(c)(g) 28% 48% 72% 98% 64% 108%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

27
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Value Fund
Class A
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $24.92 $24.25 $24.04 $26.33 $23.68 $24.79
Investment Activities:
Net investment income (loss)(a) 0.09 0.08 0.07 0.03 0.03 0.03
Net realized and unrealized gains (losses) 0.13 3.05 1.71 (0.80) 6.34 (0.68)
Total from Investment Activities 0.22 3.13 1.78 (0.77) 6.37 (0.65)
Distributions to Shareholders from:
Net investment income — (0.10) (0.15) (0.12) (0.11) —
Net realized gains — (2.36) (1.42) (1.40) (3.61) (0.46)
Total Distributions — (2.46) (1.57) (1.52) (3.72) (0.46)
Net Asset Value, End of Period $25.14 $24.92 $24.25 $24.04 $26.33 $23.68
Total Return(b)(c) 0.88% 12.63% 7.52% (2.97)% 27.31% (2.59)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.30% 1.30% 1.30% 1.30% 1.30% 1.30%
Net Investment Income (Loss)(d) 0.71% 0.32% 0.30% 0.13% 0.12% 0.14%
Gross Expenses(d)(e) 1.34% 1.33% 1.34% 1.32% 1.34% 1.37%
Supplemental Data:
Net Assets at end of period (000's) $150,878 $162,251 $163,769 $172,406 $188,881 $162,145
Portfolio Turnover(b)(f) 27% 39% 55% 71% 69% 73%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
28
See notes to financial statements.
Victory RS Value Fund
Class C
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $20.15 $20.07 $20.16 $22.38 $20.65 $21.85
Investment Activities:
Net investment income (loss)(a) (0.01)(b) (0.10) (0.09) (0.14) (0.16) (0.11)
Net realized and unrealized gains (losses) 0.11 2.54 1.42 (0.68) 5.50 (0.63)
Total from Investment Activities 0.10 2.44 1.33 (0.82) 5.34 (0.74)
Distributions to Shareholders from:
Net realized gains — (2.36) (1.42) (1.40) (3.61) (0.46)
Total Distributions — (2.36) (1.42) (1.40) (3.61) (0.46)
Net Asset Value, End of Period $20.25 $20.15 $20.07 $20.16 $22.38 $20.65
Total Return(c)(d) 0.50% 11.75% 6.76% (3.71)% 26.28% (3.35)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 2.07% 2.07% 2.07% 2.07% 2.07% 2.07%
Net Investment Income (Loss)(e) (0.07)% (0.44)% (0.45)% (0.65)% (0.67)% (0.62)%
Gross Expenses(e)(f) 3.18% 3.23% 2.94% 3.00% 2.33% 2.60%
Supplemental Data:
Net Assets at end of period (000's) $1,078 $1,173 $1,228 $1,282 $1,398 $2,618
Portfolio Turnover(c)(g) 27% 39% 55% 71% 69% 73%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

29
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Value Fund
Class Y
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $26.02 $25.21 $24.92 $27.23 $24.38 $25.45
Investment Activities:
Net investment income (loss)(a) 0.12 0.15 0.14 0.09 0.10 0.08
Net realized and unrealized gains (losses) 0.13 3.18 1.78 (0.82) 6.53 (0.69)
Total from Investment Activities 0.25 3.33 1.92 (0.73) 6.63 (0.61)
Distributions to Shareholders from:
Net investment income — (0.16) (0.21) (0.18) (0.17) —
Net realized gains — (2.36) (1.42) (1.40) (3.61) (0.46)
Total Distributions — (2.52) (1.63) (1.58) (3.78) (0.46)
Net Asset Value, End of Period $26.27 $26.02 $25.21 $24.92 $27.23 $24.38
Total Return(b)(c) 0.96% 12.94% 7.75% (2.71)% 27.57% (2.37)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.06% 1.06% 1.06% 1.06% 1.06% 1.06%
Net Investment Income (Loss)(d) 0.95% 0.56% 0.54% 0.36% 0.36% 0.38%
Gross Expenses(d)(e) 1.07% 1.07% 1.07% 1.06% 1.06% 1.10%
Supplemental Data:
Net Assets at end of period (000's) $107,164 $112,008 $109,234 $120,583 $143,783 $142,515
Portfolio Turnover(b)(f) 27% 39% 55% 71% 69% 73%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
30
See notes to financial statements.
Victory RS Large Cap Alpha Fund
Class A
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $56.73 $53.66 $47.92 $55.16 $50.59 $53.11
Investment Activities:
Net investment income (loss)(a) 0.41 0.71 0.44 0.40 0.65 0.52
Net realized and unrealized gains (losses) 2.45 10.73 5.90 (2.88) 10.81 (1.12)
Total from Investment Activities 2.86 11.44 6.34 (2.48) 11.46 (0.60)
Distributions to Shareholders from:
Net investment income — (0.60) (0.33) (0.43) (0.57) (0.15)
Net realized gains — (7.77) (0.27) (4.33) (6.32) (1.77)
Total Distributions — (8.37) (0.60) (4.76) (6.89) (1.92)
Net Asset Value, End of Period $59.59 $56.73 $53.66 $47.92 $55.16 $50.59
Total Return(b)(c) 5.04% 21.02% 13.25% (4.62)% 23.00% (1.03)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.89% 0.89% 0.89% 0.89% 0.89% 0.89%
Net Investment Income (Loss)(d) 1.45% 1.16% 0.88% 0.76% 1.13% 1.13%
Gross Expenses(d)(e) 0.91% 0.91% 0.93% 0.92% 0.93% 0.95%
Supplemental Data:
Net Assets at end of period (000's) $483,672 $501,597 $449,497 $437,855 $495,890 $444,160
Portfolio Turnover(b)(f) 25% 27% 39% 61% 52% 95%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

31
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Large Cap Alpha Fund
Class C
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $43.13 $42.38 $37.97 $44.72 $42.07 $44.70
Investment Activities:
Net investment income (loss)(a) 0.14 0.17 0.03 (0.03) 0.13 0.14
Net realized and unrealized gains (losses) 1.86 8.49 4.65 (2.32) 8.97 (1.00)
Total from Investment Activities 2.00 8.66 4.68 (2.35) 9.10 (0.86)
Distributions to Shareholders from:
Net investment income — (0.14) — (0.07) (0.13) —
Net realized gains — (7.77) (0.27) (4.33) (6.32) (1.77)
Total Distributions — (7.91) (0.27) (4.40) (6.45) (1.77)
Net Asset Value, End of Period $45.13 $43.13 $42.38 $37.97 $44.72 $42.07
Total Return(b)(c) 4.64% 20.02% 12.37% (5.39)% 22.05% (1.85)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.69% 1.69% 1.69% 1.69% 1.69% 1.69%
Net Investment Income (Loss)(d) 0.65% 0.35% 0.07% (0.07)% 0.27% 0.37%
Gross Expenses(d)(e) 2.84% 2.85% 2.15% 1.92% 1.80% 1.79%
Supplemental Data:
Net Assets at end of period (000's) $931 $993 $1,587 $3,595 $6,230 $11,326
Portfolio Turnover(b)(f) 25% 27% 39% 61% 52% 95%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
32
See notes to financial statements.
Victory RS Large Cap Alpha Fund
Class Y
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $56.41 $53.39 $47.67 $54.90 $50.37 $52.87
Investment Activities:
Net investment income (loss)(a) 0.48 0.84 0.54 0.52 0.78 0.62
Net realized and unrealized gains (losses) 2.43 10.66 5.89 (2.89) 10.76 (1.10)
Total from Investment Activities 2.91 11.50 6.43 (2.37) 11.54 (0.48)
Distributions to Shareholders from:
Net investment income — (0.71) (0.44) (0.53) (0.69) (0.25)
Net realized gains — (7.77) (0.27) (4.33) (6.32) (1.77)
Total Distributions — (8.48) (0.71) (4.86) (7.01) (2.02)
Net Asset Value, End of Period $59.32 $56.41 $53.39 $47.67 $54.90 $50.37
Total Return(b)(c) 5.16% 21.25% 13.51% (4.43)% 23.28% (0.83)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.68% 0.68% 0.68% 0.68% 0.68% 0.68%
Net Investment Income (Loss)(d) 1.69% 1.37% 1.09% 0.98% 1.35% 1.34%
Gross Expenses(d)(e) 0.72% 0.73% 0.72% 0.71% 0.68% 0.82%
Supplemental Data:
Net Assets at end of period (000's) $36,332 $29,381 $23,905 $21,070 $20,169 $16,011
Portfolio Turnover(b)(f) 25% 27% 39% 61% 52% 95%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

33
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Investors Fund
Class A
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $16.18 $14.71 $13.10 $13.90 $12.84 $13.10
Investment Activities:
Net investment income (loss)(a) 0.05 0.05 —(b) (0.01) 0.02 (0.01)
Net realized and unrealized gains (losses) 0.11 3.07 1.72 (0.26) 3.25 (0.21)
Total from Investment Activities 0.16 3.12 1.72 (0.27) 3.27 (0.22)
Distributions to Shareholders from:
Net investment income — (0.06) (0.03) (0.01) —(b) —
Net realized gains — (1.59) (0.08) (0.52) (2.21) (0.04)
Total Distributions — (1.65) (0.11) (0.53) (2.21) (0.04)
Net Asset Value, End of Period $16.34 $16.18 $14.71 $13.10 $13.90 $12.84
Total Return(c)(d) 0.99% 20.87% 13.17% (2.01)% 25.74% (1.68)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.33% 1.33% 1.33% 1.33% 1.33% 1.33%
Net Investment Income (Loss)(e) 0.62% 0.32% 0.01% (0.05)% 0.13% (0.08)%
Gross Expenses(e)(f) 1.58% 1.62% 1.63% 1.64% 1.66% 1.71%
Supplemental Data:
Net Assets at end of period (000's) $18,430 $18,409 $15,515 $15,250 $15,039 $12,663
Portfolio Turnover(c)(g) 32% 74% 36% 69% 68% 66%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
34
See notes to financial statements.
Victory RS Investors Fund
Class C
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $13.09 $12.19 $10.93 $11.76 $11.22 $11.54
Investment Activities:
Net investment income (loss)(a) (0.01)(b) (0.06) (0.08) (0.10) (0.08) (0.08)
Net realized and unrealized gains (losses) 0.09 2.55 1.42 (0.21) 2.83 (0.20)
Total from Investment Activities 0.08 2.49 1.34 (0.31) 2.75 (0.28)
Distributions to Shareholders from:
Net realized gains — (1.59) (0.08) (0.52) (2.21) (0.04)
Total Distributions — (1.59) (0.08) (0.52) (2.21) (0.04)
Net Asset Value, End of Period $13.17 $13.09 $12.19 $10.93 $11.76 $11.22
Total Return(c)(d) 0.61% 19.92% 12.38% (2.69)% 24.78% (2.43)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 2.07% 2.07% 2.07% 2.07% 2.07% 2.07%
Net Investment Income (Loss)(e) (0.14)% (0.43)% (0.72)% (0.90)% (0.64)% (0.85)%
Gross Expenses(e)(f) 2.66% 3.00% 3.41% 2.95% 2.42% 2.75%
Supplemental Data:
Net Assets at end of period (000's) $3,748 $2,744 $1,474 $909 $2,702 $3,306
Portfolio Turnover(c)(g) 32% 74% 36% 69% 68% 66%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

35
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Investors Fund
Class Y
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $16.90 $15.29 $13.61 $14.41 $13.24 $13.47
Investment Activities:
Net investment income (loss)(a) 0.07 0.11 0.04 0.04 0.06 0.02
Net realized and unrealized gains (losses) 0.11 3.19 1.79 (0.28) 3.36 (0.21)
Total from Investment Activities 0.18 3.30 1.83 (0.24) 3.42 (0.19)
Distributions to Shareholders from:
Net investment income — (0.10) (0.07) (0.04) (0.04) —
Net realized gains — (1.59) (0.08) (0.52) (2.21) (0.04)
Total Distributions — (1.69) (0.15) (0.56) (2.25) (0.04)
Net Asset Value, End of Period $17.08 $16.90 $15.29 $13.61 $14.41 $13.24
Total Return(b)(c) 1.07% 21.25% 13.52% (1.73)% 26.07% (1.41)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.05% 1.05% 1.05% 1.05% 1.05% 1.05%
Net Investment Income (Loss)(d) 0.86% 0.60% 0.30% 0.30% 0.40% 0.17%
Gross Expenses(d)(e) 1.33% 1.40% 1.38% 1.36% 1.32% 1.50%
Supplemental Data:
Net Assets at end of period (000's) $72,390 $40,515 $19,261 $28,143 $12,577 $11,253
Portfolio Turnover(b)(f) 32% 74% 36% 69% 68% 66%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
36
See notes to financial statements.
Victory Global Energy Transition Fund
Class A
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $30.83 $27.03 $30.30 $22.62 $12.36 $9.71
Investment Activities:
Net investment income (loss)(a) 0.09 0.25 0.42 0.25 (0.04) (0.01)
Net realized and unrealized gains (losses) 6.56 4.06 (3.05) 7.67 10.30 2.67
Total from Investment Activities 6.65 4.31 (2.63) 7.92 10.26 2.66
Distributions to Shareholders from:
Net investment income — (0.51) (0.64) (0.24) — (0.01)
Total Distributions — (0.51) (0.64) (0.24) — (0.01)
Net Asset Value, End of Period $37.48 $30.83 $27.03 $30.30 $22.62 $12.36
Total Return(b)(c) 21.57% 16.03% (8.68)% 35.01% 83.01% 27.35%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.48% 1.48% 1.48% 1.48% 1.48% 1.48%
Net Investment Income (Loss)(d) 0.60% 0.84% 1.34% 0.88% (0.21)% (0.15)%
Gross Expenses(d)(e) 1.54% 1.54% 1.55% 1.53% 1.58% 1.79%
Supplemental Data:
Net Assets at end of period (000's) $65,943 $57,922 $62,033 $91,521 $78,317 $36,803
Portfolio Turnover(b)(f) 28% 57% 47% 64% 79% 46%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

37
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Global Energy Transition Fund
Class C
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $27.10 $23.87 $26.76 $19.98 $11.00 $8.71
Investment Activities:
Net investment income (loss)(a) (0.03)(b) 0.01 0.15 0.01 (0.17) (0.07)
Net realized and unrealized gains (losses) 5.75 3.57 (2.67) 6.77 9.15 2.36
Total from Investment Activities 5.72 3.58 (2.52) 6.78 8.98 2.29
Distributions to Shareholders from:
Net investment income — (0.35) (0.37) —(c) — —
Total Distributions — (0.35) (0.37) —(c) — —
Net Asset Value, End of Period $32.82 $27.10 $23.87 $26.76 $19.98 $11.00
Total Return(d)(e) 21.11% 15.08% (9.42)% 33.94% 81.64% 26.29%
Ratios to Average Net Assets:
Net Expenses(f)(g) 2.28% 2.28% 2.28% 2.28% 2.28% 2.28%
Net Investment Income (Loss)(f) (0.19)% 0.05% 0.54% 0.03% (1.02)% (0.92)%
Gross Expenses(f)(g) 3.06% 3.36% 2.77% 2.64% 2.41% 3.32%
Supplemental Data:
Net Assets at end of period (000's) $1,881 $1,536 $1,355 $2,396 $3,240 $2,385
Portfolio Turnover(d)(h) 28% 57% 47% 64% 79% 46%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to the class level expenses recognized.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
38
See notes to financial statements.
Victory Global Energy Transition Fund
Class Y
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $32.26 $28.26 $31.68 $23.64 $12.88 $10.11
Investment Activities:
Net investment income (loss)(a) 0.15 0.36 0.54 0.38 0.02 0.02
Net realized and unrealized gains (losses) 6.87 4.25 (3.20) 8.00 10.75 2.78
Total from Investment Activities 7.02 4.61 (2.66) 8.38 10.77 2.80
Distributions to Shareholders from:
Net investment income — (0.61) (0.76) (0.34) (0.01) (0.03)
Total Distributions — (0.61) (0.76) (0.34) (0.01) (0.03)
Net Asset Value, End of Period $39.28 $32.26 $28.26 $31.68 $23.64 $12.88
Total Return(b)(c) 21.76% 16.38% (8.37)% 35.46% 83.62% 27.73%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.15% 1.15% 1.15% 1.15% 1.15% 1.15%
Net Investment Income (Loss)(d) 0.93% 1.17% 1.66% 1.24% 0.10% 0.18%
Gross Expenses(d)(e) 1.21% 1.21% 1.21% 1.19% 1.21% 1.28%
Supplemental Data:
Net Assets at end of period (000's) $305,259 $262,203 $234,761 $314,108 $210,586 $119,237
Portfolio Turnover(b)(f) 28% 57% 47% 64% 79% 46%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
June 30, 2025
Victory Portfolios
39
(Unaudited)
1. Organization:
Victory Portfolios (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 32 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of the following five funds (collectively, the “Funds” and individually, a “Fund”). Each Fund, with the exception of Victory RS Investors Fund and Victory Global Energy Transition Fund, is classified as diversified under the 1940 Act.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies are valued at their net asset value ("NAV"). These valuations are typically categorized as Level
1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory RS Partners Fund RS Partners Fund A, R, R6, Y, and Member Class
Victory RS Value Fund * RS Value Fund A, C, and Y
Victory RS Large Cap Alpha Fund * RS Large Cap Alpha Fund A, C, and Y
Victory RS Investors Fund * RS Investors Fund A, C, and Y
Victory Global Energy Transition Fund * Global Energy Transition Fund A, C, and Y
* Effective March 28, 2024, the Fund’s Class R shares were converted to Class A shares

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios
40
(Unaudited)
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Funds’ NAV to be more reliable than it otherwise would be.
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ NAV is calculated. The Funds use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of June 30, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments  (amounts in thousands):
As of June 30, 2025, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassified to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Special Purpose Acquisition Companies (“SPAC”):
The Funds may invest in stock, warrants and other securities of SPACs. A SPAC typically is a publicly traded company that raises funds through an initial public offering (“IPO”) for the purpose of acquiring or merging with another company to be identified subsequent to the SPAC’s
IPO. If the Fund purchases shares of a SPAC in an IPO it generally will bear a sales commission, which may be significant. The securities of
Level 1 Level 2 Level 3 Total
RS Partners Fund
Common Stocks ............................................... $ 530,060 $ — $ — $ 530,060
Preferred Stocks ............................................... — — 587 587
Collateral for Securities Loaned ................................... 8,091 — — 8,091
Total ....................................................... $ 538,151 $ — $ 587 $ 538,738
RS Value Fund
Common Stocks ............................................... 253,644 — — 253,644
Total ....................................................... $ 253,644 $ — $ — $ 253,644
RS Large Cap Alpha Fund
Common Stocks ............................................... 498,668 — — 498,668
Total ....................................................... $ 498,668 $ — $ — $ 498,668
RS Investors Fund
Common Stocks ............................................... 89,533 — — 89,533
Total ....................................................... $ 89,533 $ — $ — $ 89,533
Global Energy Transition Fund
Common Stocks ............................................... 358,324 — — 358,324
Warrants .................................................... — — 1,808 1,808
Collateral for Securities Loaned ................................... 9,888 — — 9,888
Total ....................................................... $ 368,212 $ — $ 1,808 $ 370,020

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios
41
(Unaudited)
a SPAC are often issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. Unless and until a transaction is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market funds and similar investments whose returns or yields may be significantly lower than those of the Funds’ other investments. If an acquisition or merger that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the SPAC’s shareholders, less certain permitted expenses, and any rights or warrants issued by the SPAC will expire worthless.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Funds to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign exchange currency contracts might be considered spot contracts
(typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the
Funds record realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Funds enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains).  As of June 30, 2025, the Funds had no open forward foreign exchange currency contracts.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank.  Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day.  During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days.  Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios
42
(Unaudited)
The following table is a summary of the Funds’ securities lending transactions as of June 30, 2025  (amounts in thousands):
Foreign Currency Translations:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of December 31.
For the six months ended June 30, 2025, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2025, were as follows  (amounts in thousands):
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
RS Partners Fund ................................................. $ 7,984 $ — $ 8,091
Global Energy Transition Fund ....................................... 8,877 — 9,888
Excluding U.S. Government
Securities
Purchases Sales
RS Partners Fund .......................................................................... $ 170,645 $ 146,011
RS Value Fund ............................................................................ 68,359 80,938
RS Large Cap Alpha Fund ................................................................... 126,219 157,563
RS Investors Fund ......................................................................... 52,928 23,479
Global Energy Transition Fund ................................................................ 86,317 97,210

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios
43
(Unaudited)
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
VCM has entered into a Sub-Advisory Agreement with SailingStone Capital Partners LLC (“SailingStone”). SailingStone is responsible for providing day-to-day investment advisory services to the Global Energy Transition Fund, subject to the oversight of the Board. Sub-investment advisory fees paid by VCM to SailingStone do not represent a separate or additional expense to the Funds.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended June 30, 2025, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II.
The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the six months ended June 30, 2025, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended June 30, 2025, are reflected on the Statements of Operations as Sub-
Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, and Victory Portfolios II, in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2025, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Funds’ transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.  Amounts incurred for the six months ended June 30, 2025, are reflected on the Statements of Operations as Transfer agent fees.
Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class. Amounts incurred for the six months ended June 30, 2025, if any, are reflected on the Statements of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Funds have entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Amounts incurred for the six months ended June
30, 2025, are reflected on the Statements of Operations as Sub-Transfer agent fees.
Flat Rate
RS Partners Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.83%
RS Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.85%
RS Large Cap Alpha Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%
RS Investors Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00%
Global Energy Transition Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00%
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios
44
(Unaudited)
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust. Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class C, and Class R. Amounts incurred for the six months ended June 30, 2025, are reflected on the Statements of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended June 30, 2025, the
Distributor received the following from commissions earned in connection with sales of Class A (amounts in thousands):
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended
June 30, 2025, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Funds in any fiscal year exceed the expense limits for the Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of June 30, 2025, the expense limits (excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2025.
For the six months ended June 30, 2025, the following recoupment amounts were paid to the Adviser (amounts in thousands):
Class A Class C Class R
RS Partners Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% N/A 0.50%
RS Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
RS Large Cap Alpha Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
RS Investors Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
Global Energy Transition Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
Amount
RS Partners Fund ..................................................................................... $ 1
RS Value Fund ....................................................................................... —(a)
RS Large Cap Alpha Fund .............................................................................. 4
RS Investors Fund .................................................................................... 1
Global Energy Transition Fund ........................................................................... —(a)
(a) Rounds to less than $1 thousand.
In effect until April 30, 2026
Class A Class C Class R Class R6 Class Y
Member
Class
RS Partners Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.33% N/A 1.69% 0.89% 0.94% 1.13%
RS Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.30% 2.07% N/A N/A 1.06% N/A
RS Large Cap Alpha Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.89% 1.69% N/A N/A 0.68% N/A
RS Investors Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.33% 2.07% N/A N/A 1.05% N/A
Global Energy Transition Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.48% 2.28% N/A N/A 1.15% N/A
Amount
RS Partners Fund ..................................................................................... $ 13

Victory Portfolios	Notes to Financial Statements — continued June 30, 2025
(Unaudited)

As of June 30, 2025, the following amounts are available to be repaid to the Adviser (amounts in thousands):

	Expires 2025	Expires 2026	Expires 2027	Expires 2028	Total
RS Partners Fund	$ 145	$ 350	$ 358	$ 182	$ 1,035
RS Value Fund	21	89	79	43	232
RS Large Cap Alpha Fund	70	177	135	57	439
RS Investors Fund	62	140	180	111	493
Global Energy Transition Fund	123	267	210	102	702

The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2025.

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.

5. Risks:

The following describes the principal risks that you may assume as an investor in each Fund. The risk descriptions below provide a more detailed explanation of the principal investment risks. The Funds may be subject to other risks in addition to these identified risks.

	RS Partners Fund	RS Value Fund	RS Large Cap Alpha Fund	RS Investors Fund	Global Energy Transition Fund
Equity Securities Risk	x	x	x	x	x
General Market Risk	x	x	x	x	x
Smaller-Capitalization Stock Risk	x	x		x	x
Limited Portfolio Holdings Risk	x	x	x
Natural Resources Investment Risk					x
Sector Focus Risk	x	x	x	x	x

Equity Securities Risk — The values of the equity securities in which the Fund(s) invest(s) may decline in response to developments affecting individual companies and/or general market economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors.  Price changes may be temporary or may last for extended periods.

General Market Risk — Overall market risks may affect the value of the Fund(s). Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

Smaller-Capitalization Stock Risk — Small- and mid-sized companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.

Limited Portfolio Holdings Risk —To the extent the Fund(s) invest assets in a more limited number of issuers than many other funds, a decline in the market value of a particular security may affect the Fund’s (or Funds’) value more than if the Fund(s) invested in a larger number of issuers.

Natural Resources Investment Risk — Investment in companies in natural resources industries (including those in the energy sector) can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations. For example, the COVID-19 pandemic has drastically

45

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios
46
(Unaudited)
reduced the demand for various natural resources and has drastically increased the price volatility of natural resources and companies within the natural resources industry. An extended period of reduced (or negative) prices may significantly lengthen the time that companies within the natural resources industries would need to recover after a stabilization of prices. Investments in interests in gas or mineral exploration or development programs, including pipelines, may be held through master limited partnerships, which are generally subject to many of the risks that apply to partnerships and may also be subject to certain tax risks.
Sector Focus Risk — To the extent the Fund(s) focus in one or more sectors, such as the information technology sector or financial sector, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s (or Funds’)  investments and could make the Fund’s (or Funds’) performance more volatile.
Financials Sector Risk —  Companies in the financials sector are subject to extensive government regulation, which may limit both the amounts and types of loans and other financial commitments that companies in this sector can make, and the interest rates and fees that these companies can charge. Profitability can be largely dependent on the availability and cost of capital and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Financial difficulties of borrowers can negatively affect the financials sector. Insurance companies can be subject to severe price competition. The financials sector can be subject to relatively rapid change as dis-
tinctions between financial service segments become increasingly blurred.
Materials Sector Risk — Companies in the materials sector may be adversely affected by the level and volatility of commodity prices, ex-
change rates, import controls, increased competition, environmental policies, consumer demand, and events occurring in nature. For instance, natural events (such as earthquakes,  hurricanes, or fires in prime natural resource areas) and political events (such as government instability or military confrontations) can affect the value of companies involved in business activities in the materials sector. Performance of such com-
panies may be affected by factors including, among others, that at times worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liabilities for environ-
mental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The materials sector may also be affected by economic cycles, rising interest rates, high inflation, technical progress, labor relations, legislative or regulatory changes, local and international politics, and adverse market conditions.
Energy Sector Risk — Companies operating in the energy sector may be cyclical and highly dependent on energy prices. They may be ad-
versely impacted by general economic conditions, worldwide demand, political instability in the regions that the companies operate, govern-
ment regulation stipulating rates charged by utilities, interest rate sensitivity, oil and other energy price volatility, energy conservation efforts, environmental policies, depletion of resources, the cost of providing the specific utility services, and other factors that they cannot control.
Companies in this sector may be subject to substantial government regulation and contractual fixed pricing. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims, and risk of loss from terrorism and natural disasters.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios II, and Victory Portfolios III (collectively, the  “Victory
Funds Complex”), in aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 24, 2025, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee of 0.15% remained unchanged. Dedicated portions to the Victory
Floating Rate Fund have been removed, making the entire Line of Credit (committed and uncommitted) available to all funds. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The Funds had no borrowings under the Line of Credit agreement during the six months ended June 30, 2025.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios
47
(Unaudited)
The Funds did not utilize or participate in the Facility during the six months ended June 30, 2025.
7. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
As of the tax year ended December 31, 2024, the following Funds had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts
in thousands):
8. Affiliated Securities:
An affiliated security is a security in which a Fund has ownership of at least 5% of the security’s outstanding voting shares, an investment company managed by VCM, or an issuer under common control with a Fund or VCM. The Funds do not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on a Fund’s Schedule of Portfolio Investments. Section
12(d)(3) of the 1940 Act, and Rule 12d3-1(c) under the 1940 Act, generally prohibit a fund from purchasing the securities issued by, among other entities, a fund’s investment adviser. When a fund’s investment objective is to track the performance of an unaffiliated index by investing in the stocks that comprise that index, the staff of the SEC has taken the position that, subject to certain conditions, the fund may establish and maintain a position in the common stock of an affiliate of the fund’s investment adviser in an amount approximately in proportion to the percentage that the stock is represented in the index. In seeking to provide investment results that closely correspond to its respective unaffiliated index, one or more Funds may hold the securities of Victory Capital Holdings, Inc., the parent company of VCM and other Fund service providers.
Transactions in affiliated securities during the six months ended June 30, 2025, were as follows (amounts in thousands, except shares):
9. Segment Reporting:
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations.
The Adviser's Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund's single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented
Declared Paid
RS Partners Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Large Cap Alpha Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Investors Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Global Energy Transition Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Short-Term
Amount
Long-Term
Amount Total
Global Energy Transition Fund ............................................ $ — $ (1,719,150) $ (1,719,150)
Fair Value
12/31/2024
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
6/30/2025 Shares
Dividend
Income
Capital Gain
Distributions
Global Energy Transition
Fund
Compass Minerals
International, Inc. ...... $ 33,430 $ 6,011 $ (6,075) $ (871) $ 31,714 $ 64,209 3,196,047 $ — $ —

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios
48
(Unaudited)
within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets”
and significant segment expenses are listed on the accompanying Statements of Operations.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
VPRSVF-SAR (6/25)

June 30, 2025
Semi-Annual: Full Financials
Victory RS Small Cap Growth Fund
Victory RS Select Growth Fund
Victory RS Mid Cap Growth Fund
Victory RS Growth Fund
Victory RS Science and Technology Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios
1
Schedules of Portfolio Investments (Form N-CSR Item 6)
Victory RS Small Cap Growth Fund
3
Victory RS Select Growth Fund
6
Victory RS Mid Cap Growth Fund
8
Victory RS Growth Fund
11
Victory RS Science and Technology Fund
13
Financial Statements (Form N-CSR Item 7)
Statements of Assets and Liabilities
16
Statements of Operations
18
Statements of Changes in Net Assets
20
Financial Highlights
24
Notes to Financial Statements (Form N-CSR Item 7) 43

2
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios
Victory RS Small Cap Growth Fund
3
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (98.8%)
Consumer Discretionary (8.3%):
Champion Homes, Inc. (a) ................................................. 49,660 $ 3,109
Five Below, Inc. (a) ...................................................... 38,540 5,056
Ollie's Bargain Outlet Holdings, Inc. (a) ....................................... 17,880 2,356
OneSpaWorld Holdings Ltd. ............................................... 267,250 5,449
The Cheesecake Factory, Inc. (b) ............................................ 52,740 3,305
Universal Technical Institute, Inc. (a) ......................................... 127,537 4,322
Warby Parker, Inc. , Class A (a) .............................................. 175,120 3,840
Wingstop, Inc. ......................................................... 15,450 5,203
32,640
Consumer Staples (3.6%):
Natural Grocers by Vitamin Cottage, Inc. ...................................... 106,299 4,172
The Honest Co., Inc. (a) ................................................... 1,007,150 5,127
The Simply Good Foods Co. (a) ............................................. 75,060 2,371
The Vita Coco Co., Inc. (a) ................................................ 74,670 2,696
14,366
Electronic Equipment, Instruments & Components (7.0%):
Badger Meter, Inc. ...................................................... 8,800 2,155
Fabrinet (a) ............................................................ 39,880 11,752
Itron, Inc. (a) .......................................................... 23,850 3,139
Mirion Technologies, Inc. (a) ............................................... 277,740 5,980
Novanta, Inc. (a) ........................................................ 36,800 4,745
27,771
Energy (2.4%):
Archrock, Inc. ......................................................... 134,290 3,335
Matador Resources Co. ................................................... 85,860 4,097
Permian Resources Corp. ................................................. 157,150 2,140
9,572
Financials (8.9%):
Euronet Worldwide, Inc. (a) ................................................ 46,700 4,734
FirstCash Holdings, Inc. .................................................. 38,610 5,218
Palomar Holdings, Inc. (a) ................................................. 19,350 2,985
Payoneer Global, Inc. (a) .................................................. 808,220 5,536
TWFG, Inc. (a) ......................................................... 69,790 2,443
Walker & Dunlop, Inc. ................................................... 11,670 822
Wintrust Financial Corp. .................................................. 57,410 7,118
WisdomTree, Inc. ....................................................... 541,810 6,236
35,092
Health Care (24.6%):
Adaptive Biotechnologies Corp. (a) .......................................... 499,760 5,822
AnaptysBio, Inc. (a) ..................................................... 134,950 2,996
Apogee Therapeutics, Inc. (a) (b) ............................................ 64,850 2,816
Arcellx, Inc. (a) ........................................................ 50,380 3,318
Ascendis Pharma A/S , ADR (a) ............................................. 25,760 4,446
Bridgebio Pharma, Inc. (a) ................................................. 78,860 3,405
Crinetics Pharmaceuticals, Inc. (a) ........................................... 59,190 1,702
Disc Medicine, Inc. (a) ................................................... 54,760 2,900
Glaukos Corp. (a) ....................................................... 27,750 2,866
Guardant Health, Inc. (a) .................................................. 112,710 5,865
Halozyme Therapeutics, Inc. (a) ............................................. 50,570 2,631
HealthEquity, Inc. (a) .................................................... 34,820 3,648
Hims & Hers Health, Inc. (a) (b) ............................................. 39,870 1,988
Hinge Health, Inc. , Class A (a) .............................................. 89,613 4,638
Inspire Medical Systems, Inc. (a) ............................................ 7,010 910
iRhythm Technologies, Inc. (a) .............................................. 17,500 2,694
Janux Therapeutics, Inc. (a) ................................................ 49,639 1,147
Krystal Biotech, Inc. (a) ................................................... 14,530 1,997
Lantheus Holdings, Inc. (a) ................................................ 22,700 1,858
Merit Medical Systems, Inc. (a) ............................................. 17,180 1,606
Merus NV (a) .......................................................... 29,800 1,568

Victory Portfolios
Victory RS Small Cap Growth Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
MoonLake Immunotherapeutics (a) .......................................... 33,530 $ 1,583
Phreesia, Inc. (a) ........................................................ 138,130 3,931
PROCEPT BioRobotics Corp. (a) ............................................ 44,660 2,572
RadNet, Inc. (a) ........................................................ 80,410 4,576
Revolution Medicines, Inc. (a) .............................................. 84,950 3,125
SI-BONE, Inc. (a) ....................................................... 134,670 2,535
Spyre Therapeutics, Inc. (a) ................................................ 101,098 1,513
Twist Bioscience Corp. (a) ................................................. 87,340 3,213
Ultragenyx Pharmaceutical, Inc. (a) .......................................... 84,560 3,075
Vaxcyte, Inc. (a) ........................................................ 52,160 1,696
Vericel Corp. (a) ........................................................ 89,270 3,798
Viridian Therapeutics, Inc. (a) .............................................. 154,720 2,163
Waystar Holding Corp. (a) ................................................. 62,421 2,551
97,152
Industrials (19.8%):
AAON, Inc. ........................................................... 30,030 2,215
AeroVironment, Inc. (a) ................................................... 10,110 2,881
Applied Industrial Technologies, Inc. ......................................... 33,770 7,850
Casella Waste Systems, Inc. (a) ............................................. 29,520 3,406
Chart Industries, Inc. (a) .................................................. 26,549 4,371
ESCO Technologies, Inc. ................................................. 28,620 5,491
FTAI Aviation Ltd. ...................................................... 46,140 5,308
Korn Ferry ........................................................... 36,950 2,710
Moog, Inc. , Class A ..................................................... 20,840 3,771
Mueller Water Products, Inc. , Class A ........................................ 227,170 5,461
NEXTracker, Inc. , Class A (a) .............................................. 95,550 5,195
Paylocity Holding Corp. (a) ................................................ 8,720 1,580
Powell Industries, Inc. ................................................... 21,920 4,613
Primoris Services Corp. .................................................. 87,980 6,857
SPX Technologies, Inc. (a) ................................................. 42,670 6,992
Tecnoglass, Inc. ........................................................ 59,270 4,585
Watts Water Technologies, Inc. , Class A ....................................... 8,270 2,034
Zurn Elkay Water Solutions Corp. ........................................... 75,260 2,752
78,072
Materials (2.3%):
Avient Corp. .......................................................... 68,070 2,200
Balchem Corp. ......................................................... 34,650 5,516
Titan America SA (b) .................................................... 119,624 1,493
9,209
Real Estate (0.5%):
National Storage Affiliates Trust ............................................ 64,170 2,053
Semiconductors & Semiconductor Equipment (4.0%):
Credo Technology Group Holding Ltd. (a) ..................................... 46,630 4,318
MACOM Technology Solutions Holdings, Inc. (a) ................................ 47,903 6,864
Semtech Corp. (a) ....................................................... 104,340 4,710
15,892
Software (16.3%):
ACI Worldwide, Inc. (a) .................................................. 109,380 5,022
Appfolio, Inc. , Class A (a) ................................................. 9,100 2,096
AvePoint, Inc. (a) ....................................................... 151,560 2,927
Bitdeer Technologies Group (a) (b) ........................................... 204,050 2,342
Box, Inc. , Class A (a) .................................................... 137,270 4,690
Braze, Inc. , Class A (a) ................................................... 95,810 2,692
Clearwater Analytics Holdings, Inc. , Class A (a) ................................. 170,120 3,731
Commvault Systems, Inc. (a) ............................................... 15,440 2,692
Confluent, Inc. , Class A (a) ................................................ 131,960 3,290
CyberArk Software Ltd. (a) ................................................ 3,920 1,595
Freshworks, Inc. , Class A (a) ............................................... 315,070 4,698
Gitlab, Inc. , Class A (a) ................................................... 63,410 2,860
Klaviyo, Inc. , Class A (a) .................................................. 91,390 3,069
Life360, Inc. (a) (b) ...................................................... 54,690 3,568

Victory Portfolios
Victory RS Small Cap Growth Fund
5
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Q2 Holdings, Inc. (a) ..................................................... 72,210 $ 6,758
ServiceTitan, Inc. (a) ..................................................... 42,720 4,579
Varonis Systems, Inc. (a) .................................................. 149,940 7,609
64,218
Technology Hardware, Storage & Peripherals (1.1%):
IonQ, Inc. (a) (b) ........................................................ 100,560 4,321
Total Common Stocks (Cost $328,382)
a
a
a
390,358
Collateral for Securities Loaned (3.4%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .23% (c) ........ 3,340,610 3,340
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .27% (c) ............ 3,340,610 3,340
Invesco Government & Agency Portfolio, Institutional Shares , 4 .29% (c) ............... 3,340,610 3,341
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .24% (c) . 3,340,610 3,341
Total Collateral for Securities Loaned (Cost $13,362)
a
a
a
13,362
Total Investments (Cost $341,744) — 102.2% 403,720
Liabilities in excess of other assets —  (2.2)% (8,498)
NET ASSETS - 100.00% $ 395,222
At June 30, 2025, the Fund's investments in foreign securities were 7.6% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on June 30, 2025.
ADR
—
American Depositary Receipt

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios
Victory RS Select Growth Fund
6
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.2%)
Communication Services (0.8%):
Reddit, Inc. , Class A (a) ................................................... 4,400 $ 663
Consumer Discretionary (10.8%):
Champion Homes, Inc. (a) ................................................. 13,100 820
Duolingo, Inc. (a) ....................................................... 2,480 1,017
Dutch Bros, Inc. , Class A (a) ............................................... 19,200 1,313
Five Below, Inc. (a) ...................................................... 12,580 1,650
Ollie's Bargain Outlet Holdings, Inc. (a) ....................................... 7,620 1,004
Planet Fitness, Inc. , Class A (a) ............................................. 13,680 1,492
Wingstop, Inc. ......................................................... 5,270 1,775
9,071
Consumer Staples (5.3%):
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 17,340 1,870
Celsius Holdings, Inc. (a) .................................................. 32,000 1,484
The Vita Coco Co., Inc. (a) ................................................ 29,490 1,065
4,419
Electronic Equipment, Instruments & Components (6.1%):
Coherent Corp. (a) ...................................................... 13,910 1,241
Fabrinet (a) ............................................................ 7,580 2,233
Trimble, Inc. (a) ........................................................ 21,870 1,662
5,136
Energy (1.9%):
Matador Resources Co. ................................................... 33,130 1,581
Financials (11.8%):
Euronet Worldwide, Inc. (a) ................................................ 15,240 1,545
FirstCash Holdings, Inc. .................................................. 11,320 1,530
Kinsale Capital Group, Inc. ................................................ 1,140 551
Payoneer Global, Inc. (a) .................................................. 240,920 1,650
Shift4 Payments, Inc. , Class A (a) (b) ......................................... 11,600 1,150
Wintrust Financial Corp. .................................................. 15,460 1,917
WisdomTree, Inc. ....................................................... 138,730 1,597
9,940
Health Care (20.2%):
Ascendis Pharma A/S , ADR (a) ............................................. 3,490 602
Glaukos Corp. (a) ....................................................... 7,130 737
Guardant Health, Inc. (a) .................................................. 16,940 882
Halozyme Therapeutics, Inc. (a) ............................................. 14,410 750
HealthEquity, Inc. (a) .................................................... 9,500 995
Hinge Health, Inc. , Class A (a) .............................................. 26,414 1,367
Insmed, Inc. (a) ......................................................... 20,150 2,028
Krystal Biotech, Inc. (a) ................................................... 5,070 697
Natera, Inc. (a) ......................................................... 14,940 2,524
Neurocrine Biosciences, Inc. (a) ............................................. 13,990 1,758
Penumbra, Inc. (a) ....................................................... 2,760 708
Ultragenyx Pharmaceutical, Inc. (a) .......................................... 23,370 850
Vericel Corp. (a) ........................................................ 26,960 1,147
Waystar Holding Corp. (a) ................................................. 45,591 1,863
16,908
Industrials (19.3%):
AAON, Inc. ........................................................... 11,190 825
Applied Industrial Technologies, Inc. ......................................... 8,440 1,962
Builders FirstSource, Inc. (a) ............................................... 6,480 756
BWX Technologies, Inc. .................................................. 6,430 926
Chart Industries, Inc. (a) .................................................. 8,330 1,372
Clean Harbors, Inc. (a) ................................................... 9,320 2,155
Core & Main, Inc. , Class A (a) .............................................. 11,170 674
Curtiss-Wright Corp. .................................................... 1,190 581
FTAI Aviation Ltd. ...................................................... 13,120 1,509
NEXTracker, Inc. , Class A (a) .............................................. 17,470 950

Victory Portfolios
Victory RS Select Growth Fund
7
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Paylocity Holding Corp. (a) ................................................ 8,070 $ 1,462
Primoris Services Corp. .................................................. 8,930 696
Tecnoglass, Inc. ........................................................ 19,135 1,480
Woodward, Inc. ........................................................ 3,380 829
16,177
Materials (1.7%):
Avient Corp. .......................................................... 19,340 625
Balchem Corp. ......................................................... 5,060 805
1,430
Semiconductors & Semiconductor Equipment (4.4%):
Credo Technology Group Holding Ltd. (a) ..................................... 14,180 1,313
MACOM Technology Solutions Holdings, Inc. (a) ................................ 12,100 1,734
Semtech Corp. (a) ....................................................... 14,160 639
3,686
Software (16.9%):
Appfolio, Inc. , Class A (a) ................................................. 4,550 1,048
Check Point Software Technologies Ltd. (a) .................................... 11,150 2,467
CyberArk Software Ltd. (a) ................................................ 7,610 3,096
Dynatrace, Inc. (a) ...................................................... 19,950 1,102
Gitlab, Inc. , Class A (a) ................................................... 17,890 807
Life360, Inc. (a) ........................................................ 13,500 881
Procore Technologies, Inc. (a) .............................................. 19,810 1,355
PTC, Inc. (a) ........................................................... 7,330 1,263
Q2 Holdings, Inc. (a) ..................................................... 23,090 2,161
14,180
Total Common Stocks (Cost $67,322)
a
a
a
83,191
Collateral for Securities Loaned (1.4%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .23% (c) ........ 287,818 287
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .27% (c) ............ 287,818 288
Invesco Government & Agency Portfolio, Institutional Shares , 4 .29% (c) ............... 287,818 288
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .24% (c) . 287,818 288
Total Collateral for Securities Loaned (Cost $1,151)
a
a
a
1,151
Total Investments (Cost $68,473) — 100.6% 84,342
Liabilities in excess of other assets —  (0.6)% (523)
NET ASSETS - 100.00% $ 83,819
At June 30, 2025, the Fund's investments in foreign securities were 10.0% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on June 30, 2025.
ADR
—
American Depositary Receipt

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios
Victory RS Mid Cap Growth Fund
8
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (98.7%)
Communication Services (7.1%):
Pinterest, Inc. , Class A (a) ................................................. 37,050 $ 1,329
Reddit, Inc. , Class A (a) ................................................... 3,990 601
ROBLOX Corp. , Class A (a) ............................................... 15,050 1,583
Take-Two Interactive Software, Inc. (a) ........................................ 2,300 558
The Trade Desk, Inc. , Class A (a) ............................................ 14,240 1,025
5,096
Consumer Discretionary (15.9%):
Burlington Stores, Inc. (a) ................................................. 6,830 1,589
Carvana Co. (a) ......................................................... 4,120 1,388
Champion Homes, Inc. (a) ................................................. 4,470 280
Chipotle Mexican Grill, Inc. (a) ............................................. 6,470 363
Dutch Bros, Inc. , Class A (a) ............................................... 10,200 698
Five Below, Inc. (a) ...................................................... 7,000 918
Flutter Entertainment PLC (a) .............................................. 2,580 737
Hilton Worldwide Holdings, Inc. ............................................ 2,710 722
Ollie's Bargain Outlet Holdings, Inc. (a) ....................................... 3,790 500
Planet Fitness, Inc. , Class A (a) ............................................. 6,320 689
Royal Caribbean Cruises Ltd. .............................................. 5,580 1,747
Ulta Beauty, Inc. (a) ..................................................... 1,760 823
Wingstop, Inc. ......................................................... 2,790 940
11,394
Consumer Staples (3.8%):
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 7,540 813
Celsius Holdings, Inc. (a) .................................................. 18,230 846
Maplebear, Inc. (a) ...................................................... 15,220 688
The Simply Good Foods Co. (a) ............................................. 11,300 357
2,704
Energy (2.6%):
Cheniere Energy, Inc. .................................................... 4,410 1,074
Diamondback Energy, Inc. ................................................ 2,100 289
Permian Resources Corp. ................................................. 35,570 484
1,847
Financials (14.2%):
Ameriprise Financial, Inc. ................................................. 2,690 1,436
Coinbase Global, Inc. , Class A (a) ........................................... 2,020 708
Euronet Worldwide, Inc. (a) ................................................ 7,110 721
FirstCash Holdings, Inc. .................................................. 5,910 799
Kinsale Capital Group, Inc. ................................................ 960 464
LPL Financial Holdings, Inc. ............................................... 3,030 1,136
MSCI, Inc. ........................................................... 1,560 900
Ryan Specialty Holdings, Inc. .............................................. 9,090 618
Shift4 Payments, Inc. , Class A (a) (b) ......................................... 7,550 748
Toast, Inc. , Class A (a) .................................................... 10,840 480
Tradeweb Markets, Inc. , Class A ............................................ 4,950 725
Wintrust Financial Corp. .................................................. 6,100 756
WisdomTree, Inc. ....................................................... 62,820 723
10,214
Health Care (14.0%):
Alnylam Pharmaceuticals, Inc. (a) ........................................... 2,790 910
Argenx SE , ADR (a) ..................................................... 610 336
Ascendis Pharma A/S , ADR (a) ............................................. 1,940 335
Cencora, Inc. .......................................................... 4,490 1,346
Dexcom, Inc. (a) ........................................................ 7,970 696
HealthEquity, Inc. (a) .................................................... 6,410 671
IDEXX Laboratories, Inc. (a) ............................................... 1,000 536
Inspire Medical Systems, Inc. (a) ............................................ 1,570 204
Insulet Corp. (a) ........................................................ 1,530 481
Masimo Corp. (a) ....................................................... 4,500 757
Natera, Inc. (a) ......................................................... 11,310 1,911

Victory Portfolios
Victory RS Mid Cap Growth Fund
9
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Penumbra, Inc. (a) ....................................................... 820 $ 210
Veeva Systems, Inc. , Class A (a) ............................................. 3,310 953
Waystar Holding Corp. (a) ................................................. 17,952 734
10,080
Industrials (17.8%):
AAON, Inc. ........................................................... 4,740 350
Axon Enterprise, Inc. (a) .................................................. 1,910 1,581
Builders FirstSource, Inc. (a) ............................................... 3,170 370
BWX Technologies, Inc. .................................................. 3,200 461
Chart Industries, Inc. (a) .................................................. 2,380 392
Clean Harbors, Inc. (a) ................................................... 4,210 973
Comfort Systems USA, Inc. ............................................... 1,040 558
Core & Main, Inc. , Class A (a) .............................................. 9,540 576
Curtiss-Wright Corp. .................................................... 830 406
Flowserve Corp. ........................................................ 11,160 584
FTAI Aviation Ltd. ...................................................... 8,380 964
HEICO Corp. , Class A ................................................... 3,240 838
Howmet Aerospace, Inc. .................................................. 7,770 1,446
Quanta Services, Inc. .................................................... 1,020 386
Verisk Analytics, Inc. .................................................... 2,940 916
Vertiv Holdings Co. , Class A ............................................... 10,270 1,319
Woodward, Inc. ........................................................ 2,870 703
12,823
Information Technology (20.1%):
AppLovin Corp. , Class A (a) ............................................... 2,050 718
Cloudflare, Inc. , Class A (a) ................................................ 7,990 1,565
Coherent Corp. (a) ...................................................... 7,410 661
CyberArk Software Ltd. (a) ................................................ 2,390 972
Datadog, Inc. , Class A (a) ................................................. 7,220 970
Dynatrace, Inc. (a) ...................................................... 13,020 719
Fair Isaac Corp. (a) ...................................................... 470 859
HubSpot, Inc. (a) ....................................................... 1,450 807
MACOM Technology Solutions Holdings, Inc. (a) ................................ 5,540 794
MicroStrategy, Inc. (a) .................................................... 1,180 477
Monolithic Power Systems, Inc. ............................................ 1,850 1,353
PTC, Inc. (a) ........................................................... 5,960 1,027
Samsara, Inc. , Class A (a) ................................................. 14,490 576
Synopsys, Inc. (a) ....................................................... 1,800 923
Trimble, Inc. (a) ........................................................ 16,800 1,276
Zscaler, Inc. (a) ......................................................... 2,490 782
14,479
Utilities (3.2%):
Constellation Energy Corp. ................................................ 2,210 713
Vistra Corp. ........................................................... 8,130 1,576
2,289
Total Common Stocks (Cost $53,472)
a
a
a
70,926
Collateral for Securities Loaned (1.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .23% (c) ........ 188,719 188
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .27% (c) ............ 188,719 189
Invesco Government & Agency Portfolio, Institutional Shares , 4 .29% (c) ............... 188,719 189
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .24% (c) . 188,719 189
Total Collateral for Securities Loaned (Cost $755)
a
a
a
755
Total Investments (Cost $54,227) — 99.8% 71,681
Other assets in excess of liabilities —  0.2% 128
NET ASSETS - 100.00% $ 71,809
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.

Victory Portfolios
Victory RS Mid Cap Growth Fund
10
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
(c) Rate disclosed is the daily yield on June 30, 2025.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios
Victory RS Growth Fund
11
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.7%)
Communication Services (15.0%):
Alphabet, Inc. , Class C ................................................... 80,050 $ 14,200
Meta Platforms, Inc. , Class A .............................................. 31,050 22,918
Netflix, Inc. (a) ......................................................... 9,800 13,124
The Trade Desk, Inc. , Class A (a) ............................................ 35,800 2,577
52,819
Communications Equipment (1.1%):
Arista Networks, Inc. (a) .................................................. 37,290 3,815
Consumer Discretionary (11.6%):
Amazon.com, Inc. (a) .................................................... 83,460 18,310
Burlington Stores, Inc. (a) ................................................. 29,040 6,756
Chipotle Mexican Grill, Inc. (a) ............................................. 31,190 1,751
Tesla, Inc. (a) .......................................................... 30,370 9,648
Ulta Beauty, Inc. (a) ..................................................... 9,220 4,313
40,778
Consumer Staples (2.2%):
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 38,610 4,163
Keurig Dr. Pepper, Inc. ................................................... 111,250 3,678
7,841
Energy (0.3%):
Diamondback Energy, Inc. ................................................ 8,940 1,228
Financials (6.3%):
Fiserv, Inc. (a) .......................................................... 16,200 2,793
The Progressive Corp. ................................................... 11,970 3,194
Tradeweb Markets, Inc. , Class A ............................................ 26,430 3,869
Visa, Inc. , Class A ...................................................... 34,757 12,341
22,197
Health Care (7.0%):
Dexcom, Inc. (a) ........................................................ 21,420 1,870
Eli Lilly & Co. ......................................................... 14,470 11,280
Intuitive Surgical, Inc. (a) ................................................. 6,960 3,782
Natera, Inc. (a) ......................................................... 30,090 5,083
Vertex Pharmaceuticals, Inc. (a) ............................................. 5,790 2,578
24,593
Industrials (5.0%):
Builders FirstSource, Inc. (a) ............................................... 12,420 1,449
BWX Technologies, Inc. .................................................. 18,350 2,644
Clean Harbors, Inc. (a) ................................................... 19,000 4,392
HEICO Corp. , Class A ................................................... 14,800 3,830
Quanta Services, Inc. .................................................... 7,120 2,692
Uber Technologies, Inc. (a) ................................................ 27,990 2,611
17,618
IT Services (1.7%):
Snowflake, Inc. , Class A (a) ................................................ 26,620 5,957
Semiconductors & Semiconductor Equipment (19.2%):
Broadcom, Inc. ........................................................ 40,490 11,161
Lam Research Corp. ..................................................... 39,810 3,875
Monolithic Power Systems, Inc. ............................................ 5,770 4,220
NVIDIA Corp. ......................................................... 290,960 45,969
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ............................. 11,150 2,526
67,751
Software (21.7%):
AppLovin Corp. , Class A (a) ............................................... 9,180 3,214
Autodesk, Inc. (a) ....................................................... 11,580 3,585
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 1,410 718
Fair Isaac Corp. (a) ...................................................... 1,210 2,212
Intuit, Inc. ............................................................ 5,850 4,608

Victory Portfolios
Victory RS Growth Fund
12
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Microsoft Corp. ........................................................ 86,340 $ 42,946
Oracle Corp. .......................................................... 33,570 7,339
Palo Alto Networks, Inc. (a) ................................................ 18,150 3,714
ServiceNow, Inc. (a) ..................................................... 4,760 4,894
Synopsys, Inc. (a) ....................................................... 7,000 3,589
76,819
Technology Hardware, Storage & Peripherals (8.6%):
Apple, Inc. ........................................................... 147,758 30,315
Total Common Stocks (Cost $131,035)
a
a
a
351,731
Total Investments (Cost $131,035) — 99.7% 351,731
Other assets in excess of liabilities —  0.3% 937
NET ASSETS - 100.00% $ 352,668
(a) Non-income producing security.
ADR
—
American Depositary Receipt

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios
Victory RS Science and Technology Fund
13
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.9%)
Communication Services (16.7%):
Meta Platforms, Inc. , Class A .............................................. 24,100 $ 17,788
Netflix, Inc. (a) ......................................................... 6,510 8,718
Reddit, Inc. , Class A (a) ................................................... 13,810 2,080
Take-Two Interactive Software, Inc. (a) ........................................ 12,750 3,096
The Trade Desk, Inc. , Class A (a) ............................................ 29,980 2,158
33,840
Communications Equipment (1.0%):
Arista Networks, Inc. (a) .................................................. 19,840 2,030
Consumer Discretionary (3.8%):
Amazon.com, Inc. (a) .................................................... 35,420 7,771
Electronic Equipment, Instruments & Components (4.4%):
Coherent Corp. (a) ...................................................... 29,800 2,658
Fabrinet (a) ............................................................ 6,070 1,789
Novanta, Inc. (a) ........................................................ 9,760 1,258
Trimble, Inc. (a) ........................................................ 42,890 3,259
8,964
Financials (3.1%):
Shift4 Payments, Inc. , Class A (a) (b) ......................................... 20,260 2,008
Visa, Inc. , Class A ...................................................... 12,050 4,278
6,286
Health Care (18.3%):
Absci Corp. (a) (b) ....................................................... 94,970 244
AnaptysBio, Inc. (a) (b) ................................................... 58,110 1,290
Apogee Therapeutics, Inc. (a) ............................................... 25,280 1,098
Arcellx, Inc. (a) ........................................................ 16,370 1,078
Avidity Biosciences, Inc. (a) ............................................... 9,960 283
Biohaven Ltd. (a) ....................................................... 25,940 366
Bridgebio Pharma, Inc. (a) ................................................. 25,020 1,080
CAMP4 Therapeutics Corp. (a) (b) ........................................... 59,540 86
Crinetics Pharmaceuticals, Inc. (a) ........................................... 37,290 1,072
Disc Medicine, Inc. (a) ................................................... 23,950 1,268
Dyne Therapeutics, Inc. (a) ................................................ 26,970 257
Eli Lilly & Co. ......................................................... 4,630 3,609
Guardant Health, Inc. (a) .................................................. 58,030 3,020
Ideaya Biosciences, Inc. (a) ................................................ 30,480 641
Insmed, Inc. (a) ......................................................... 27,260 2,743
Janux Therapeutics, Inc. (a) ................................................ 15,657 362
Krystal Biotech, Inc. (a) ................................................... 5,460 750
Kymera Therapeutics, Inc. (a) .............................................. 6,920 302
Madrigal Pharmaceuticals, Inc. (a) ........................................... 2,720 823
Merus NV (a) .......................................................... 10,300 542
MoonLake Immunotherapeutics (a) .......................................... 18,880 891
Natera, Inc. (a) ......................................................... 13,840 2,338
Nurix Therapeutics, Inc. (a) ................................................ 21,140 241
Nuvalent, Inc. , Class A (a) ................................................. 15,430 1,177
Olema Pharmaceuticals, Inc. (a) ............................................. 66,530 283
ORIC Pharmaceuticals, Inc. (a) ............................................. 93,500 949
Protagonist Therapeutics, Inc. (a) ............................................ 20,230 1,118
Replimune Group, Inc. (a) ................................................. 54,740 509
Revolution Medicines, Inc. (a) .............................................. 39,680 1,460
Spyre Therapeutics, Inc. (a) ................................................ 20,018 300
Twist Bioscience Corp. (a) ................................................. 21,820 803
Tyra Biosciences, Inc. (a) (b) ............................................... 27,770 266
Ultragenyx Pharmaceutical, Inc. (a) .......................................... 27,020 982
Vaxcyte, Inc. (a) ........................................................ 19,890 647
Veeva Systems, Inc. , Class A (a) ............................................. 4,250 1,224
Vertex Pharmaceuticals, Inc. (a) ............................................. 4,270 1,901
Viridian Therapeutics, Inc. (a) .............................................. 64,850 907

Victory Portfolios
Victory RS Science and Technology Fund
14
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Zymeworks, Inc. (a) ..................................................... 21,670 $ 272
37,182
IT Services (2.9%):
Snowflake, Inc. , Class A (a) ................................................ 19,430 4,348
Wix.com Ltd. (a) ........................................................ 9,760 1,546
5,894
Semiconductors & Semiconductor Equipment (21.7%):
Credo Technology Group Holding Ltd. (a) ..................................... 42,370 3,923
Impinj, Inc. (a) ......................................................... 7,730 859
Lam Research Corp. ..................................................... 17,090 1,664
MACOM Technology Solutions Holdings, Inc. (a) ................................ 36,890 5,286
Marvell Technology, Inc. ................................................. 42,530 3,292
MaxLinear, Inc. (a) ...................................................... 138,720 1,971
Monolithic Power Systems, Inc. ............................................ 5,930 4,337
Navitas Semiconductor Corp. (a) (b) .......................................... 202,150 1,324
NVIDIA Corp. ......................................................... 118,950 18,793
Semtech Corp. (a) ....................................................... 58,870 2,657
44,106
Software (28.0%):
AppLovin Corp. , Class A (a) ............................................... 26,390 9,239
Confluent, Inc. , Class A (a) ................................................ 82,700 2,062
CyberArk Software Ltd. (a) ................................................ 6,270 2,551
Dynatrace, Inc. (a) ...................................................... 26,070 1,439
Fair Isaac Corp. (a) ...................................................... 2,780 5,082
Gitlab, Inc. , Class A (a) ................................................... 18,990 857
Klaviyo, Inc. , Class A (a) .................................................. 68,110 2,287
Microsoft Corp. ........................................................ 34,600 17,210
MicroStrategy, Inc. (a) .................................................... 3,500 1,415
Monday.com Ltd. (a) ..................................................... 4,190 1,318
Salesforce, Inc. ........................................................ 6,290 1,715
Samsara, Inc. , Class A (a) ................................................. 7,990 318
ServiceNow, Inc. (a) ..................................................... 5,460 5,613
Varonis Systems, Inc. (a) .................................................. 110,780 5,622
56,728
Total Common Stocks (Cost $87,720)
a
a
a
202,801
Warrants (0.0%)(c)
Health Care (0.0%):(c)
Athenex, Inc. , expiring 8/15/27 (a) (d) ......................................... 1,346,518 — (e)
Total Warrants (Cost $14)
a
a
a
— (e)
Collateral for Securities Loaned (1.8%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .23% (f) ........ 910,749 910
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .27% (f) ............ 910,749 911
Invesco Government & Agency Portfolio, Institutional Shares , 4 .29% (f) ................ 910,749 911
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .24% (f) . 910,749 911
Total Collateral for Securities Loaned (Cost $3,643)
a
a
a
3,643
Total Investments (Cost $91,377) — 101.7% 206,444
Liabilities in excess of other assets —  (1.7)% (3,414)
NET ASSETS - 100.00% $ 203,030
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of June 30, 2025. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(e) Rounds to less than $1 thousand.

Victory Portfolios
Victory RS Science and Technology Fund
15
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
(f) Rate disclosed is the daily yield on June 30, 2025.

Statements of Assets and Liabilities
June 30, 2025
16
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory RS Small
Cap Growth Fund
Victory RS Select
Growth Fund
Victory RS Mid Cap
Growth Fund
Assets:
Investments, at value (Cost $341,744, $68,473 and $54,227) $ 403,720 (a) $ 84,342 (b) $ 71,681 (c)
Cash 6,706 702 479
Receivables:
Dividends, interest, and securities lending income 57 17 9
Capital shares issued 101 1 3
Investments sold 2,782 131 1,069
From Adviser 24 26 36
Reclaims 1 — —
Prepaid expenses 39 31 38
Total Assets 413,430 85,250 73,315
Liabilities:
Payables:
Collateral received on loaned securities 13,362 1,151 755
Investments purchased 4,095 157 614
Capital shares redeemed 289 13 51
Accrued expenses and other payables:
Investment advisory fees 304 68 49
Administration fees 17 4 3
Custodian fees 5 1 1
Transfer agent fees 10 2 2
Sub-Transfer agent fees 69 13 11
Compliance fees — (d) — (d) — (d)
12b-1 fees 24 6 5
Other accrued expenses 33 16 15
Total Liabilities 18,208 1,431 1,506
Commitments and contingencies (Note 4 )
Net Assets:
Capital 564,252 62,708 59,311
Total accumulated earnings (loss) (169,030) 21,111 12,498
Net Assets $ 395,222 $ 83,819 $ 71,809
Net Assets:
Class A $ 225,792 $ 61,361 $ 51,387
Class C 2,695 705 244
Class R6 43,001 512 2,587
Class Y 123,734 21,241 16,177
Member Class — — 1,414
Total $ 395,222 $ 83,819 $ 71,809
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 4,213 2,806 2,154
Class C 68 62 14
Class R6 733 20 100
Class Y 2,126 846 628
Member Class — — 59
Total 7,140 3,734 2,955
Net asset value, offering and redemption price per share: (e)
Class A $ 53 .59 $ 21 .87 $ 23 .86
Class C(f) 39 .51 11 .43 17 .82
Class R6 58 .65 25 .45 25 .81
Class Y 58 .21 25 .10 25 .75
Member Class — — 24 .06
Maximum Sales Charge — Class A 5 .75% 5 .75% 5 .75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 56 .86 $ 23 .20 $ 25 .32
(a) Includes $13,454 thousand of securities on loan.
(b) Includes $1,138 thousand of securities on loan.
(c) Includes $741 thousand of securities on loan.
(d) Rounds to less than $1 thousand.
(e) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(f) Redemption price per share varies by the length of time shares are held.

Statements of Assets and Liabilities
June 30, 2025
17
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory RS Growth
Fund
Victory RS Science
and Technology
Fund
Assets:
Investments, at value (Cost $131,035 and $91,377) $ 351,731 $ 206,444 (a)
Cash 2,350 881
Receivables:
Dividends, interest, and securities lending income 58 21
Capital shares issued 1 26
Investments sold 529 —
From Adviser 41 5
Prepaid expenses 27 20
Total Assets 354,737 207,397
Liabilities:
Payables:
Collateral received on loaned securities — 3,643
Investments purchased 1,754 479
Capital shares redeemed 6 13
Accrued expenses and other payables:
Investment advisory fees 210 161
Administration fees 15 9
Custodian fees 4 3
Transfer agent fees 6 3
Sub-Transfer agent fees 22 21
Compliance fees — (b) — (b)
12b-1 fees 32 19
Other accrued expenses 20 16
Total Liabilities 2,069 4,367
Commitments and contingencies (Note 4 )
Net Assets:
Capital 122,400 102,759
Total accumulated earnings (loss) 230,268 100,271
Net Assets $ 352,668 $ 203,030
Net Assets:
Class A $ 322,533 $ 175,449
Class C 765 3,830
Class Y 29,370 23,751
Total $ 352,668 $ 203,030
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 9,798 6,207
Class C 32 207
Class Y 829 746
Total 10,659 7,160
Net asset value, offering and redemption price per share: (c)
Class A $ 32 .92 $ 28 .27
Class C(d) 23 .58 18 .46
Class Y 35 .42 31 .83
Maximum Sales Charge — Class A 5 .75% 5 .75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 34 .93 $ 29 .99
(a) Includes $3,533 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(d) Redemption price per share varies by the length of time shares are held.

Statements of Operations
For the Six Months Ended June 30, 2025
18
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
(Unaudited)
Victory RS Small
Cap Growth Fund
Victory RS Select
Growth Fund
Victory RS Mid Cap
Growth Fund
Investment Income:
Dividends $ 855 $ 139 $ 114
Interest 148 30 7
Securities lending (net of fees) 46 4 — (a)
Total Income 1,049 173 121
Expenses:
Investment advisory fees 1,945 427 298
Administration fees 110 23 19
Sub-Administration fees 8 8 8
12b-1 fees — Class A 289 78 62
12b-1 fees — Class C 14 4 2
Custodian fees 10 2 2
Transfer agent fees — Class A 25 6 5
Transfer agent fees — Class C — (a) — (a) — (a)
Transfer agent fees — Class R6 5 — (a) — (a)
Transfer agent fees — Class Y 1 — (a) — (a)
Transfer agent fees — Member Class — — 1
Sub-Transfer agent fees — Class A 120 32 36
Sub-Transfer agent fees — Class C 2 1 — (a)
Sub-Transfer agent fees — Class Y 77 12 11
Trustees' fees 12 3 3
Compliance fees 2 — (a) — (a)
Legal and audit fees 21 8 8
State registration and filing fees 21 21 26
Interfund lending fees — (a) — —
Other expenses 38 21 22
Total Expenses 2,700 646 503
Expenses waived/reimbursed by Adviser (78) (75) (105)
Net Expenses 2,622 571 398
Net Investment Income (Loss) (1,573) (398) (277)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (17,713) (1,534) 5,377
Net change in unrealized appreciation/depreciation on investment securities (20,477) (1,952) (2,185)
Net realized/unrealized gains (losses) on investments (38,190) (3,486) 3,192
Change in net assets resulting from operations $ (39,763) $ (3,884) $ 2,915
(a) Rounds to less than $1 thousand.

Statements of Operations
For the Six Months Ended June 30, 2025
19
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
(Unaudited)
Victory RS Growth
Fund
Victory RS Science
and Technology
Fund
Investment Income:
Dividends $ 703 $ 156
Interest 36 28
Securities lending (net of fees) — (a) 12
Total Income 739 196
Expenses:
Investment advisory fees 1,224 942
Administration fees 88 51
Sub-Administration fees 7 8
12b-1 fees — Class A 374 203
12b-1 fees — Class C 4 18
Custodian fees 7 5
Transfer agent fees — Class A 18 10
Transfer agent fees — Class C — (a) — (a)
Transfer agent fees — Class Y — (a) — (a)
Sub-Transfer agent fees — Class A 86 76
Sub-Transfer agent fees — Class C — (a) 2
Sub-Transfer agent fees — Class Y 11 13
Trustees' fees 9 6
Compliance fees 1 1
Legal and audit fees 16 11
State registration and filing fees 17 18
Line of credit fees — (a) —
Interfund lending fees — (a) 1
Other expenses 22 24
Recoupment of prior expenses waived/reimbursed by Adviser — —
Total Expenses 1,884 1,389
Expenses waived/reimbursed by Adviser (122) (11)
Net Expenses 1,762 1,378
Net Investment Income (Loss) (1,023) (1,182)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 11,082 6,513
Net change in unrealized appreciation/depreciation on investment securities 10,947 3,972
Net realized/unrealized gains (losses) on investments 22,029 10,485
Change in net assets resulting from operations $ 21,006 $ 9,303
(a) Rounds to less than $1 thousand.

20
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory RS Small Cap Growth Fund Victory RS Select Growth Fund Victory RS Mid Cap Growth Fund
Six
Months
Ended
June 30,
2025
(Unaudited)
Year
Ended
December 31,
2024
Six
Months
Ended
June 30,
2025
(Unaudited)
Year
Ended
December 31,
2024
Six
Months
Ended
June 30,
2025
(Unaudited)
Year
Ended
December 31,
2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (1,573) $ (4,818) $ (398) $ (944) $ (277) $ (544)
Net realized gains (losses) (17,713) 85,648 (1,534) 20,441 5,377 14,099
Net change in unrealized
appreciation/depreciation (20,477) (24,801) (1,952) 562 (2,185) 2,684
Change in net assets resulting from
operations (39,763) 56,029 (3,884) 20,059 2,915 16,239
Change in net assets resulting from
capital transactions (51,040) (120,487) (8,293) (20,038) (7,619) (15,831)
Change in net assets (90,803) (64,458) (12,177) 21 (4,704) 408
Net Assets:
Beginning of period 486,025 550,483 95,996 95,975 76,513 76,105
End of period $ 395,222 $ 486,025 $ 83,819 $ 95,996 $ 71,809 $ 76,513

21
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory RS Small Cap Growth Fund Victory RS Select Growth Fund Victory RS Mid Cap Growth Fund
Six
Months
Ended
June 30,
2025
(Unaudited)
Year
Ended
December 31,
2024
Six
Months
Ended
June 30,
2025
(Unaudited)
Year
Ended
December 31,
2024
Six
Months
Ended
June 30,
2025
(Unaudited)
Year
Ended
December 31,
2024
Capital Transactions:
Class A
Proceeds from shares issued $ 3,718 $ 8,877 $ 761 $ 1,314 $ 737 $ 1,491
Cost of shares redeemed (25,716) (57,029) (6,282) (11,443) (5,529) (10,074)
Converted from Class R — 2,606 — 291 — 427
Total Class A $ (21,998) $ (45,546) $ (5,521) $ (9,838) $ (4,792) $ (8,156)
Class C
Proceeds from shares issued $ 210 $ 243 $ 21 $ 72 $ 1 $ 22
Cost of shares redeemed (542) (1,850) (239) (757) (246) (819)
Total Class C $ (332) $ (1,607) $ (218) $ (685) $ (245) $ (797)
Class R
Proceeds from shares issued $ — $ 131 (a) $ — $ 4 (a) $ — $ 10 (a)
Cost of shares redeemed — (176) (a) — (12) (a) — (6) (a)
Converted into Class A — (2,606) — (291) — (427)
Total Class R $ — $ (2,651) $ — $ (299) $ — $ (423)
Class R6
Proceeds from shares issued $ 5,835 $ 11,513 $ 380 $ 10 $ 931 $ 65
Cost of shares redeemed (8,378) (21,052) (217) (83) (71) (176)
Total Class R6 $ (2,543) $ (9,539) $ 163 $ (73) $ 860 $ (111)
Class Y
Proceeds from shares issued $ 7,590 $ 16,084 $ 870 $ 1,503 $ 728 $ 1,242
Cost of shares redeemed (33,757) (77,228) (3,587) (10,646) (3,907) (7,876)
Total Class Y $ (26,167) $ (61,144) $ (2,717) $ (9,143) $ (3,179) $ (6,634)
Member Class
Proceeds from shares issued $ — $ — $ — $ — $ 103 $ 613
Cost of shares redeemed — — — — (366) (323)
Total Member Class $ — $ — $ — $ — $ (263) $ 290
Change in net assets resulting from
capital transactions $ (51,040) $ (120,487) $ (8,293) $ (20,038) $ (7,619) $ (15,831)
Share Transactions:
Class A
Issued 73 159 36 65 35 73
Redeemed (494) (1,027) (303) (563) (270) (500)
Converted from Class R — 45 — 14 — 21
Total Class A (421) (823) (267) (484) (235) (406)
Class C
Issued 6 6 2 7 — (b) 1
Redeemed (14) (44) (21) (75) (15) (53)
Total Class C (8) (38) (19) (68) (15) (52)
Class R
Issued — 3 (a) — — (a) (b) — 1 (a)
Redeemed — (4) (a) — (1) (a) — — (a) (b)
Converted into Class A — (53) — (24) — (26)
Total Class R — (54) — (25) — (25)
Class R6
Issued 98 186 15 — (b) 38 3
Redeemed (146) (345) (9) (3) (3) (9)
Total Class R6 (48) (159) 6 (3) 35 (6)
Class Y
Issued 136 269 35 64 30 58
Redeemed (591) (1,279) (144) (461) (162) (363)
Total Class Y (455) (1,010) (109) (397) (132) (305)
Member Class
Issued — — — — 5 29
Redeemed — — — — (17) (17)
Total Member Class — — — — (12) 12
Change in Shares (932) (2,084) (389) (977) (359) (782)
(a) Class R activity is for the period January 1, 2024, to March 28, 2024 (date of conversion to Class A).
(b) Rounds to less than 1 thousand shares.

22
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory RS Growth Fund
Victory RS Science and Technology
Fund
Six
Months
Ended
June 30,
2025
(Unaudited)
Year
Ended
December 31,
2024
Six
Months
Ended
June 30,
2025
(Unaudited)
Year
Ended
December 31,
2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (1,023) $ (1,972) $ (1,182) $ (2,345)
Net realized gains (losses) 11,082 26,481 6,513 20,736
Net change in unrealized appreciation/depreciation 10,947 68,456 3,972 35,048
Change in net assets resulting from operations 21,006 92,965 9,303 53,439
Distributions to Shareholders:
Class A — (22,566) — —
Class C — (88) — —
Class Y — (1,816) — —
Change in net assets resulting from distributions to shareholders — (24,470) — —
Change in net assets resulting from capital transactions (16,067) 2,271 (10,807) (24,529)
Change in net assets 4,939 70,766 (1,504) 28,910
Net Assets:
Beginning of period 347,729 276,963 204,534 175,624
End of period $ 352,668 $ 347,729 $ 203,030 $ 204,534

23
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory RS Growth Fund
Victory RS Science and Technology
Fund
Six
Months
Ended
June 30,
2025
(Unaudited)
Year
Ended
December 31,
2024
Six
Months
Ended
June 30,
2025
(Unaudited)
Year
Ended
December 31,
2024
Capital Transactions:
Class A
Proceeds from shares issued $ 3,715 $ 7,249 $ 5,212 $ 7,532
Distributions reinvested — 21,863 — —
Cost of shares redeemed (19,679) (26,131) (13,128) (24,012)
Converted from Class R — 598 — 736
Total Class A $ (15,964) $ 3,579 $ (7,916) $ (15,744)
Class C
Proceeds from shares issued $ 26 $ 198 $ 98 $ 202
Distributions reinvested — 88 — —
Cost of shares redeemed (165) (641) (543) (2,180)
Total Class C $ (139) $ (355) $ (445) $ (1,978)
Class R
Proceeds from shares issued $ — $ 19 (a) $ — $ 137 (a)
Cost of shares redeemed — (12) (a) — (51) (a)
Converted into Class A — (598) — (736)
Total Class R $ — $ (591) $ — $ (650)
Class Y
Proceeds from shares issued $ 1,270 $ 3,404 $ 1,188 $ 2,090
Distributions reinvested — 1,726 — —
Cost of shares redeemed (1,234) (5,492) (3,634) (8,247)
Total Class Y $ 36 $ (362) $ (2,446) $ (6,157)
Change in net assets resulting from capital transactions $ (16,067) $ 2,271 $ (10,807) $ (24,529)
Share Transactions:
Class A
Issued 123 249 200 315
Reinvested — 686 — —
Redeemed (673) (888) (511) (1,043)
Converted from Class R — 21 — 32
Total Class A (550) 68 (311) (696)
Class C
Issued 1 9 5 12
Reinvested — 4 — —
Redeemed (8) (30) (33) (137)
Total Class C (7) (17) (28) (125)
Class R
Issued — 1 (a) — 8 (a)
Redeemed — (1) (a) — (3) (a)
Converted into Class A — (25) — (42)
Total Class R — (25) — (37)
Class Y
Issued 40 112 39 80
Reinvested — 50 — —
Redeemed (41) (173) (125) (318)
Total Class Y (1) (11) (86) (238)
Change in Shares (558) 15 (425) (1,096)
(a) Class R activity is for the period January 1, 2024, to March 28, 2024 (date of conversion to Class A).

Victory Portfolios
Financial Highlights
For a Share Outstanding Throughout Each Period
24
See notes to financial statements.
Victory RS Small Cap Growth Fund
Class A
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $58.26 $52.45 $43.77 $73.73 $97.45 $77.19
Investment Activities:
Net investment income (loss)(a) (0.23) (0.58) (0.51) (0.57) (1.20) (0.97)
Net realized and unrealized gains (losses) (4.44) 6.39 9.19 (26.65) (10.15) 30.04
Total from Investment Activities (4.67) 5.81 8.68 (27.22) (11.35) 29.07
Distributions to Shareholders from:
Net realized gains — — — (2.74) (12.37) (8.81)
Return of capital — — — —(b) — —
Total Distributions — — — (2.74) (12.37) (8.81)
Net Asset Value, End of Period $53.59 $58.26 $52.45 $43.77 $73.73 $97.45
Total Return(c)(d) (8.00)% 11.08% 19.80% (37.07)% (11.06)% 37.84%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.40% 1.40% 1.40% 1.40% 1.40% 1.40%
Net Investment Income (Loss)(e) (0.89)% (1.04)% (1.09)% (1.08)% (1.27)% (1.20)%
Gross Expenses(e)(f) 1.43% 1.41% 1.44% 1.44% 1.42% 1.43%
Supplemental Data:
Net Assets at end of period (000's) $225,792 $269,943 $286,188 $303,669 $634,204 $820,006
Portfolio Turnover(c)(g) 54% 120% 129% 105% 92% 72%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

25
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Small Cap Growth Fund
Class C
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $43.11 $39.11 $32.89 $56.86 $79.07 $64.34
Investment Activities:
Net investment income (loss)(a) (0.32) (0.75) (0.65) (0.75) (1.55) (1.30)
Net realized and unrealized gains (losses) (3.28) 4.75 6.87 (20.48) (8.29) 24.84
Total from Investment Activities (3.60) 4.00 6.22 (21.23) (9.84) 23.54
Distributions to Shareholders from:
Net realized gains — — — (2.74) (12.37) (8.81)
Return of capital — — — —(b) — —
Total Distributions — — — (2.74) (12.37) (8.81)
Net Asset Value, End of Period $39.51 $43.11 $39.11 $32.89 $56.86 $79.07
Total Return(c)(d) (8.35)% 10.23% 18.91% (37.55)% (11.73)% 36.78%
Ratios to Average Net Assets:
Net Expenses(e)(f) 2.16% 2.16% 2.16% 2.16% 2.16% 2.16%
Net Investment Income (Loss)(e) (1.65)% (1.81)% (1.85)% (1.84)% (2.03)% (1.96)%
Gross Expenses(e)(f) 2.65% 2.55% 2.45% 2.31% 2.16% 2.26%
Supplemental Data:
Net Assets at end of period (000's) $2,695 $3,288 $4,484 $5,126 $11,387 $20,323
Portfolio Turnover(c)(g) 54% 120% 129% 105% 92% 72%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
26
See notes to financial statements.
Victory RS Small Cap Growth Fund
Class R6
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $63.64 $57.10 $47.50 $79.37 $103.42 $81.24
Investment Activities:
Net investment income (loss)(a) (0.16) (0.43) (0.39) (0.43) (0.91) (0.73)
Net realized and unrealized gains (losses) (4.83) 6.97 9.99 (28.70) (10.77) 31.72
Total from Investment Activities (4.99) 6.54 9.60 (29.13) (11.68) 30.99
Distributions to Shareholders from:
Net realized gains — — — (2.74) (12.37) (8.81)
Return of capital — — — —(b) — —
Total Distributions — — — (2.74) (12.37) (8.81)
Net Asset Value, End of Period $58.65 $63.64 $57.10 $47.50 $79.37 $103.42
Total Return(c)(d) (7.84)% 11.43% 20.23% (36.86)% (10.74)% 38.32%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.06% 1.06% 1.06% 1.05% 1.04% 1.06%
Net Investment Income (Loss)(e) (0.54)% (0.70)% (0.76)% (0.74)% (0.91)% (0.86)%
Gross Expenses(e)(f) 1.09% 1.09% 1.09% 1.05% 1.04% 1.06%
Supplemental Data:
Net Assets at end of period (000's) $43,001 $49,726 $53,691 $114,850 $611,157 $677,128
Portfolio Turnover(c)(g) 54% 120% 129% 105% 92% 72%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

27
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Small Cap Growth Fund
Class Y
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $63.19 $56.73 $47.22 $79.00 $103.10 $81.06
Investment Activities:
Net investment income (loss)(a) (0.18) (0.47) (0.42) (0.47) (1.00) (0.79)
Net realized and unrealized gains (losses) (4.80) 6.93 9.93 (28.57) (10.73) 31.64
Total from Investment Activities (4.98) 6.46 9.51 (29.04) (11.73) 30.85
Distributions to Shareholders from:
Net realized gains — — — (2.74) (12.37) (8.81)
Return of capital — — — —(b) — —
Total Distributions — — — (2.74) (12.37) (8.81)
Net Asset Value, End of Period $58.21 $63.19 $56.73 $47.22 $79.00 $103.10
Total Return(c)(d) (7.88)% 11.37% 20.16% (36.92)% (10.82)% 38.21%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.13% 1.13% 1.13% 1.13% 1.13% 1.13%
Net Investment Income (Loss)(e) (0.62)% (0.78)% (0.82)% (0.81)% (1.00)% (0.93)%
Gross Expenses(e)(f) 1.18% 1.15% 1.17% 1.17% 1.14% 1.15%
Supplemental Data:
Net Assets at end of period (000's) $123,734 $163,068 $203,715 $305,542 $985,724 $1,411,316
Portfolio Turnover(c)(g) 54% 120% 129% 105% 92% 72%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
28
See notes to financial statements.
Victory RS Select Growth Fund
Class A
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $22.71 $18.40 $15.51 $31.30 $38.19 $33.81
Investment Activities:
Net investment income (loss)(a) (0.11) (0.21) (0.17) (0.24) (0.49) (0.40)
Net realized and unrealized gains (losses) (0.73) 4.52 3.06 (9.65) 2.64 11.43
Total from Investment Activities (0.84) 4.31 2.89 (9.89) 2.15 11.03
Distributions to Shareholders from:
Net realized gains — — — (5.90) (9.04) (6.65)
Total Distributions — — — (5.90) (9.04) (6.65)
Net Asset Value, End of Period $21.87 $22.71 $18.40 $15.51 $31.30 $38.19
Total Return(b)(c) (3.70)% 23.42% 18.63% (32.43)% 6.89% 33.22%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.40% 1.40% 1.40% 1.40% 1.40% 1.40%
Net Investment Income (Loss)(d) (0.99)% (1.05)% (0.99)% (1.02)% (1.21)% (1.14)%
Gross Expenses(d)(e) 1.53% 1.53% 1.54% 1.51% 1.48% 1.49%
Supplemental Data:
Net Assets at end of period (000's) $61,361 $69,802 $65,450 $68,907 $117,017 $115,014
Portfolio Turnover(b)(f) 54% 129% 137% 131%(g) 75% 73%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Current year rate reflects an increase in trading activity due to asset allocation shift.

29
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Select Growth Fund
Class C
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $11.92 $9.74 $8.27 $20.74 $28.54 $26.77
Investment Activities:
Net investment income (loss)(a) (0.10) (0.20) (0.16) (0.28) (0.59) (0.53)
Net realized and unrealized gains (losses) (0.39) 2.38 1.63 (6.29) 1.83 8.95
Total from Investment Activities (0.49) 2.18 1.47 (6.57) 1.24 8.42
Distributions to Shareholders from:
Net realized gains — — — (5.90) (9.04) (6.65)
Total Distributions — — — (5.90) (9.04) (6.65)
Net Asset Value, End of Period $11.43 $11.92 $9.74 $8.27 $20.74 $28.54
Total Return(b)(c) (4.11)% 22.38% 17.78% (32.94)% 6.02% 32.20%
Ratios to Average Net Assets:
Net Expenses(d)(e) 2.18% 2.18% 2.18% 2.18% 2.18% 2.18%
Net Investment Income (Loss)(d) (1.78)% (1.84)% (1.77)% (1.82)% (1.99)% (1.92)%
Gross Expenses(d)(e) 4.02% 3.68% 2.78% 2.42% 2.24% 2.29%
Supplemental Data:
Net Assets at end of period (000's) $705 $968 $1,445 $3,082 $9,835 $23,831
Portfolio Turnover(b)(f) 54% 129% 137% 131%(g) 75% 73%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Current year rate reflects an increase in trading activity due to asset allocation shift.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
30
See notes to financial statements.
Victory RS Select Growth Fund
Class R6
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $26.39 $21.31 $17.89 $34.71 $41.25 $35.99
Investment Activities:
Net investment income (loss)(a) (0.08) (0.17) (0.13) (0.18) (0.38) (0.31)
Net realized and unrealized gains (losses) (0.86) 5.25 3.55 (10.74) 2.88 12.22
Total from Investment Activities (0.94) 5.08 3.42 (10.92) 2.50 11.91
Distributions to Shareholders from:
Net realized gains — — — (5.90) (9.04) (6.65)
Total Distributions — — — (5.90) (9.04) (6.65)
Net Asset Value, End of Period $25.45 $26.39 $21.31 $17.89 $34.71 $41.25
Total Return(b)(c) (3.56)% 23.84% 19.12% (32.21)% 7.23% 33.65%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.06% 1.06% 1.06% 1.06% 1.06% 1.06%
Net Investment Income (Loss)(d) (0.64)% (0.71)% (0.66)% (0.69)% (0.88)% (0.80)%
Gross Expenses(d)(e) 4.06% 5.43% 3.62% 2.65% 1.83% 4.52%
Supplemental Data:
Net Assets at end of period (000's) $512 $368 $364 $594 $1,231 $710
Portfolio Turnover(b)(f) 54% 129% 137% 131%(g) 75% 73%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Current year rate reflects an increase in trading activity due to asset allocation shift.

31
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Select Growth Fund
Class Y
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $26.04 $21.04 $17.68 $34.43 $41.02 $35.84
Investment Activities:
Net investment income (loss)(a) (0.09) (0.18) (0.14) (0.20) (0.41) (0.33)
Net realized and unrealized gains (losses) (0.85) 5.18 3.50 (10.65) 2.86 12.16
Total from Investment Activities (0.94) 5.00 3.36 (10.85) 2.45 11.83
Distributions to Shareholders from:
Net realized gains — — — (5.90) (9.04) (6.65)
Total Distributions — — — (5.90) (9.04) (6.65)
Net Asset Value, End of Period $25.10 $26.04 $21.04 $17.68 $34.43 $41.02
Total Return(b)(c) (3.57)% 23.72% 19.00% (32.27)% 7.15% 33.57%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.14% 1.14% 1.14% 1.14% 1.14% 1.14%
Net Investment Income (Loss)(d) (0.74)% (0.79)% (0.73)% (0.76)% (0.95)% (0.88)%
Gross Expenses(d)(e) 1.32% 1.30% 1.28% 1.24% 1.21% 1.24%
Supplemental Data:
Net Assets at end of period (000's) $21,241 $24,858 $28,447 $31,532 $70,192 $93,844
Portfolio Turnover(b)(f) 54% 129% 137% 131%(g) 75% 73%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Current year rate reflects an increase in trading activity due to asset allocation shift.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
32
See notes to financial statements.
Victory RS Mid Cap Growth Fund
Class A
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $22.69 $18.30 $15.52 $24.76 $32.99 $25.56
Investment Activities:
Net investment income (loss)(a) (0.09) (0.16) (0.12) (0.14) (0.33) (0.20)
Net realized and unrealized gains (losses) 1.26 4.55 2.90 (8.41) 1.60 8.98
Total from Investment Activities 1.17 4.39 2.78 (8.55) 1.27 8.78
Distributions to Shareholders from:
Net realized gains — — — (0.69) (9.50) (1.35)
Return of capital — — — —(b) — —
Total Distributions — — — (0.69) (9.50) (1.35)
Net Asset Value, End of Period $23.86 $22.69 $18.30 $15.52 $24.76 $32.99
Total Return(c)(d) 5.16% 23.99% 17.91% (34.68)% 4.68% 34.47%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.20% 1.20% 1.20% 1.21%(g) 1.20% 1.20%
Net Investment Income (Loss)(e) (0.85)% (0.78)% (0.73)% (0.76)% (0.98)% (0.75)%
Gross Expenses(e)(f) 1.44% 1.45% 1.44% 1.40% 1.33% 1.35%
Supplemental Data:
Net Assets at end of period (000's) $51,387 $54,223 $51,156 $47,664 $88,064 $93,072
Portfolio Turnover(c)(h) 56% 126% 119% 133% 90% 92%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of Interfund lending fees. Without these Interfund lending fees, the net expense ratio would have been at the contractual expense cap.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

33
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Mid Cap Growth Fund
Class C
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $17.03 $13.86 $11.86 $19.34 $28.05 $22.08
Investment Activities:
Net investment income (loss)(a) (0.15) (0.26) (0.21) (0.25) (0.52) (0.38)
Net realized and unrealized gains (losses) 0.94 3.43 2.21 (6.54) 1.31 7.70
Total from Investment Activities 0.79 3.17 2.00 (6.79) 0.79 7.32
Distributions to Shareholders from:
Net realized gains — — — (0.69) (9.50) (1.35)
Return of capital — — — —(b) — —
Total Distributions — — — (0.69) (9.50) (1.35)
Net Asset Value, End of Period $17.82 $17.03 $13.86 $11.86 $19.34 $28.05
Total Return(c)(d) 4.64% 22.87% 16.86% (35.30)% 3.75% 33.30%
Ratios to Average Net Assets:
Net Expenses(e)(f) 2.11% 2.11% 2.11% 2.12%(g) 2.09% 2.11%
Net Investment Income (Loss)(e) (1.78)% (1.70)% (1.63)% (1.69)% (1.87)% (1.65)%
Gross Expenses(e)(f) 5.61% 4.03% 2.57% 2.25% 2.09% 2.14%
Supplemental Data:
Net Assets at end of period (000's) $244 $493 $1,123 $3,312 $12,054 $17,325
Portfolio Turnover(c)(h) 56% 126% 119% 133% 90% 92%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of Interfund lending fees. Without these Interfund lending fees, the net expense ratio would have been at the contractual expense cap.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
34
See notes to financial statements.
Victory RS Mid Cap Growth Fund
Class R6
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $24.51 $19.71 $16.68 $26.46 $34.53 $26.63
Investment Activities:
Net investment income (loss)(a) (0.07) (0.11) (0.08) (0.11) (0.25) (0.14)
Net realized and unrealized gains (losses) 1.37 4.91 3.11 (8.98) 1.68 9.39
Total from Investment Activities 1.30 4.80 3.03 (9.09) 1.43 9.25
Distributions to Shareholders from:
Net realized gains — — — (0.69) (9.50) (1.35)
Return of capital — — — —(b) — —
Total Distributions — — — (0.69) (9.50) (1.35)
Net Asset Value, End of Period $25.81 $24.51 $19.71 $16.68 $26.46 $34.53
Total Return(c)(d) 5.30% 24.35% 18.17% (34.49)% 4.95% 34.86%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.94% 0.94% 0.94% 0.95%(g) 0.94% 0.94%
Net Investment Income (Loss)(e) (0.59)% (0.52)% (0.47)% (0.54)% (0.73)% (0.49)%
Gross Expenses(e)(f) 1.74% 2.03% 1.77% 1.16% 0.98% 1.01%
Supplemental Data:
Net Assets at end of period (000's) $2,587 $1,600 $1,406 $2,360 $19,731 $27,861
Portfolio Turnover(c)(h) 56% 126% 119% 133% 90% 92%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of Interfund lending fees. Without these Interfund lending fees, the net expense ratio would have been at the contractual expense cap.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

35
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Mid Cap Growth Fund
Class Y
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $24.46 $19.67 $16.65 $26.43 $34.50 $26.61
Investment Activities:
Net investment income (loss)(a) (0.07) (0.12) (0.09) (0.11) (0.26) (0.14)
Net realized and unrealized gains (losses) 1.36 4.91 3.11 (8.98) 1.69 9.38
Total from Investment Activities 1.29 4.79 3.02 (9.09) 1.43 9.24
Distributions to Shareholders from:
Net realized gains — — — (0.69) (9.50) (1.35)
Return of capital — — — —(b) — —
Total Distributions — — — (0.69) (9.50) (1.35)
Net Asset Value, End of Period $25.75 $24.46 $19.67 $16.65 $26.43 $34.50
Total Return(c)(d) 5.27% 24.29% 18.20% (34.53)% 4.96% 34.84%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.95% 0.95% 0.95% 0.96%(g) 0.95% 0.95%
Net Investment Income (Loss)(e) (0.60)% (0.53)% (0.47)% (0.53)% (0.73)% (0.50)%
Gross Expenses(e)(f) 1.22% 1.17% 1.12% 1.13% 1.09% 1.10%
Supplemental Data:
Net Assets at end of period (000's) $16,177 $18,579 $20,967 $28,192 $249,373 $466,342
Portfolio Turnover(c)(h) 56% 126% 119% 133% 90% 92%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of Interfund lending fees. Without these Interfund lending fees, the net expense ratio would have been at the contractual expense cap.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
36
See notes to financial statements.
Victory RS Mid Cap Growth Fund
Member Class
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
November 3,
2020(a)
through
December 31,
2020
Net Asset Value, Beginning of Period $22.86 $18.41 $15.59 $24.84 $33.00 $29.16
Investment Activities:
Net investment income (loss)(b) (0.08) (0.13) (0.10) (0.11) (0.28) (0.04)
Net realized and unrealized gains (losses) 1.28 4.58 2.92 (8.45) 1.62 5.23
Total from Investment Activities 1.20 4.45 2.82 (8.56) 1.34 5.19
Distributions to Shareholders from:
Net realized gains — — — (0.69) (9.50) (1.35)
Return of capital — — — —(c) — —
Total Distributions — — — (0.69) (9.50) (1.35)
Net Asset Value, End of Period $24.06 $22.86 $18.41 $15.59 $24.84 $33.00
Total Return(d)(e) 5.21% 24.17% 18.09% (34.61)% 4.88% 17.94%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.05% 1.05% 1.05% 1.05% 1.05% 1.05%
Net Investment Income (Loss)(f) (0.70)% (0.63)% (0.57)% (0.58)% (0.85)% (0.71)%
Gross Expenses(f)(g) 2.46% 2.64% 2.71% 2.60% 5.66% 31.23%
Supplemental Data:
Net Assets at end of period (000's) $1,414 $1,618 $1,073 $911 $957 $109
Portfolio Turnover(d)(h) 56% 126% 119% 133% 90% 92%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

37
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Growth Fund
Class A
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $30.86 $24.64 $17.06 $26.14 $23.84 $19.22
Investment Activities:
Net investment income (loss)(a) (0.10) (0.19) (0.11) (0.11) (0.18) (0.08)
Net realized and unrealized gains (losses) 2.16 8.73 7.73 (8.57) 4.85 6.89
Total from Investment Activities 2.06 8.54 7.62 (8.68) 4.67 6.81
Distributions to Shareholders from:
Net investment income — — — — (0.02) —
Net realized gains — (2.32) (0.04) (0.40) (2.35) (2.19)
Total Distributions — (2.32) (0.04) (0.40) (2.37) (2.19)
Net Asset Value, End of Period $32.92 $30.86 $24.64 $17.06 $26.14 $23.84
Total Return(b)(c) 6.68% 34.36% 44.65% (33.31)% 19.91% 35.64%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.10% 1.10% 1.10% 1.10% 1.10% 1.10%
Net Investment Income (Loss)(d) (0.65)% (0.63)% (0.53)% (0.53)% (0.71)% (0.37)%
Gross Expenses(d)(e) 1.16% 1.17% 1.18% 1.18% 1.17% 1.19%
Supplemental Data:
Net Assets at end of period (000's) $322,533 $319,339 $253,304 $189,042 $308,663 $274,388
Portfolio Turnover(b)(f) 14% 50% 62% 96% 62% 73%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
38
See notes to financial statements.
Victory RS Growth Fund
Class C
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $22.19 $18.34 $12.81 $19.94 $18.80 $15.63
Investment Activities:
Net investment income (loss)(a) (0.16) (0.31) (0.22) (0.21) (0.31) (0.20)
Net realized and unrealized gains (losses) 1.55 6.48 5.79 (6.52) 3.80 5.56
Total from Investment Activities 1.39 6.17 5.57 (6.73) 3.49 5.36
Distributions to Shareholders from:
Net realized gains — (2.32) (0.04) (0.40) (2.35) (2.19)
Total Distributions — (2.32) (0.04) (0.40) (2.35) (2.19)
Net Asset Value, End of Period $23.58 $22.19 $18.34 $12.81 $19.94 $18.80
Total Return(b)(c) 6.26% 33.23% 43.46% (33.89)% 18.95% 34.55%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.93% 1.93% 1.93% 1.93% 1.93% 1.93%
Net Investment Income (Loss)(d) (1.48)% (1.46)% (1.36)% (1.37)% (1.54)% (1.20)%
Gross Expenses(d)(e) 3.56% 3.52% 3.33% 2.78% 1.99% 2.43%
Supplemental Data:
Net Assets at end of period (000's) $765 $863 $1,022 $689 $1,733 $3,731
Portfolio Turnover(b)(f) 14% 50% 62% 96% 62% 73%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

39
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Growth Fund
Class Y
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $33.16 $26.29 $18.15 $27.70 $25.13 $20.11
Investment Activities:
Net investment income (loss)(a) (0.06) (0.11) (0.06) (0.06) (0.12) (0.02)
Net realized and unrealized gains (losses) 2.32 9.30 8.24 (9.09) 5.13 7.23
Total from Investment Activities 2.26 9.19 8.18 (9.15) 5.01 7.21
Distributions to Shareholders from:
Net investment income — — —(b) — (0.09) —
Net realized gains — (2.32) (0.04) (0.40) (2.35) (2.19)
Total Distributions — (2.32) (0.04) (0.40) (2.44) (2.19)
Net Asset Value, End of Period $35.42 $33.16 $26.29 $18.15 $27.70 $25.13
Total Return(c)(d) 6.82% 34.68% 45.05% (33.13)% 20.22% 36.06%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.83% 0.83% 0.83% 0.83% 0.83% 0.83%
Net Investment Income (Loss)(e) (0.38)% (0.36)% (0.26)% (0.26)% (0.44)% (0.09)%
Gross Expenses(e)(f) 0.98% 0.98% 0.97% 0.95% 0.91% 0.99%
Supplemental Data:
Net Assets at end of period (000's) $29,370 $27,527 $22,116 $18,286 $33,772 $29,875
Portfolio Turnover(c)(g) 14% 50% 62% 96% 62% 73%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
40
See notes to financial statements.
Victory RS Science and Technology Fund
Class A
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $26.89 $20.23 $15.26 $28.34 $36.35 $23.37
Investment Activities:
Net investment income (loss)(a) (0.16) (0.29) (0.22) (0.22) (0.46) (0.34)
Net realized and unrealized gains (losses) 1.54 6.95 5.19 (12.07) (3.10) 15.48
Total from Investment Activities 1.38 6.66 4.97 (12.29) (3.56) 15.14
Distributions to Shareholders from:
Net realized gains — — — (0.79) (4.45) (2.16)
Total Distributions — — — (0.79) (4.45) (2.16)
Net Asset Value, End of Period $28.27 $26.89 $20.23 $15.26 $28.34 $36.35
Total Return(b)(c) 5.13% 32.92% 32.57% (43.51)% (9.25)% 65.03%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.47% 1.48% 1.49% 1.47% 1.47% 1.48%
Net Investment Income (Loss)(d) (1.27)% (1.25)% (1.28)% (1.20)% (1.28)% (1.22)%
Gross Expenses(d)(e) 1.47% 1.48% 1.49% 1.48% 1.47% 1.48%
Supplemental Data:
Net Assets at end of period (000's) $175,449 $175,238 $145,950 $130,060 $250,490 $320,605
Portfolio Turnover(b)(f) 14% 39% 77% 56% 46% 30%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

41
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Science and Technology Fund
Class C
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $17.63 $13.37 $10.17 $19.48 $26.81 $17.73
Investment Activities:
Net investment income (loss)(a) (0.17) (0.31) (0.24) (0.26) (0.55) (0.41)
Net realized and unrealized gains (losses) 1.00 4.57 3.44 (8.26) (2.33) 11.65
Total from Investment Activities 0.83 4.26 3.20 (8.52) (2.88) 11.24
Distributions to Shareholders from:
Net realized gains — — — (0.79) (4.45) (2.16)
Total Distributions — — — (0.79) (4.45) (2.16)
Net Asset Value, End of Period $18.46 $17.63 $13.37 $10.17 $19.48 $26.81
Total Return(b)(c) 4.71% 31.76% 31.56% (43.95)% (10.03)% 63.71%
Ratios to Average Net Assets:
Net Expenses(d)(e) 2.28% 2.28% 2.28% 2.28% 2.28% 2.28%
Net Investment Income (Loss)(d) (2.07)% (2.05)% (2.07)% (2.01)% (2.09)% (2.03)%
Gross Expenses(d)(e) 2.61% 2.57% 2.51% 2.40% 2.28% 2.32%
Supplemental Data:
Net Assets at end of period (000's) $3,830 $4,146 $4,816 $4,725 $11,168 $18,398
Portfolio Turnover(b)(f) 14% 39% 77% 56% 46% 30%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
42
See notes to financial statements.
Victory RS Science and Technology Fund
Class Y
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $30.24 $22.70 $17.08 $31.49 $39.73 $25.36
Investment Activities:
Net investment income (loss)(a) (0.15) (0.27) (0.20) (0.20) (0.41) (0.29)
Net realized and unrealized gains (losses) 1.74 7.81 5.82 (13.42) (3.38) 16.82
Total from Investment Activities 1.59 7.54 5.62 (13.62) (3.79) 16.53
Distributions to Shareholders from:
Net realized gains — — — (0.79) (4.45) (2.16)
Total Distributions — — — (0.79) (4.45) (2.16)
Net Asset Value, End of Period $31.83 $30.24 $22.70 $17.08 $31.49 $39.73
Total Return(b)(c) 5.26% 33.22% 32.90% (43.38)% (9.04)% 65.40%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.24% 1.24% 1.24% 1.24% 1.23% 1.24%
Net Investment Income (Loss)(d) (1.03)% (1.01)% (1.03)% (0.97)% (1.05)% (0.99)%
Gross Expenses(d)(e) 1.29% 1.29% 1.29% 1.28% 1.23% 1.26%
Supplemental Data:
Net Assets at end of period (000's) $23,751 $25,150 $24,281 $28,503 $81,080 $109,275
Portfolio Turnover(b)(f) 14% 39% 77% 56% 46% 30%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
June 30, 2025
Victory Portfolios
43
(Unaudited)
1. Organization:
Victory Portfolios (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 32 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of the following five funds (collectively, the “Funds” and individually, a “Fund”). Each
Fund is classified as diversified under the 1940 Act.
* Effective March 28, 2024, the Fund’s Class R shares were converted to Class A shares.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory RS Small Cap Growth Fund* RS Small Cap Growth Fund A, C, R6, and Y
Victory RS Select Growth Fund* RS Select Growth Fund A, C, R6, and Y
Victory RS Mid Cap Growth Fund* RS Mid Cap Growth Fund A, C, R6, Y, and Member Class
Victory RS Growth Fund* RS Growth Fund A, C, and Y
Victory RS Science and Technology Fund* RS Science and Technology Fund A, C, and Y

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios
44
(Unaudited)
(a)
Rounds to less than $1 thousand.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Funds’ NAV to be more reliable than it otherwise would be.
A summary of the valuations as of June 30, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments  (amounts in thousands):
As of June 30, 2025, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassified to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined
Level 1 Level 2 Level 3 Total
RS Small Cap Growth Fund
Common Stocks ............................................... $ 390,358 $ — $ — $ 390,358
Collateral for Securities Loaned ................................... 13,362 — — 13,362
Total ....................................................... $ 403,720 $ — $ — $ 403,720
RS Select Growth Fund
Common Stocks ............................................... 83,191 — — 83,191
Collateral for Securities Loaned ................................... 1,151 — — 1,151
Total ....................................................... $ 84,342 $ — $ — $ 84,342
RS Mid Cap Growth Fund
Common Stocks ............................................... 70,926 — — 70,926
Collateral for Securities Loaned ................................... 755 — — 755
Total ....................................................... $ 71,681 $ — $ — $ 71,681
RS Growth Fund
Common Stocks ............................................... 351,731 — — 351,731
Total ....................................................... $ 351,731 $ — $ — $ 351,731
RS Science and Technology Fund
Common Stocks ............................................... 202,801 — — 202,801
Warrants .................................................... — — —(a) —(a)
Collateral for Securities Loaned ................................... 3,643 — — 3,643
Total ....................................................... $ 206,444 $ — $ —(a) $ 206,444

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios
45
(Unaudited)
on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of June 30, 2025 (amounts in thousands):
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of December 31.
For the six months ended June 30, 2025, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
RS Small Cap Growth Fund ......................................... $ 13,454 $ — $ 13,362
RS Select Growth Fund ............................................ 1,138 — 1,151
RS Mid Cap Growth Fund .......................................... 741 — 755
RS Science and Technology Fund ..................................... 3,533 — 3,643

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios
46
(Unaudited)
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2025, were as follows  (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended June 30, 2025, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II.
The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the six months ended June 30, 2025, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended June 30, 2025, are reflected on the Statements of Operations as Sub-
Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, and Victory Portfolios II, in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2025, are reflected on the Statements of Operations as Compliance fees.
Excluding U.S. Government
Securities
Purchases Sales
RS Small Cap Growth Fund .................................................................. $ 223,420 $ 275,767
RS Select Growth Fund ..................................................................... 46,505 54,929
RS Mid Cap Growth Fund ................................................................... 39,397 48,034
RS Growth Fund .......................................................................... 47,517 62,732
RS Science and Technology Fund .............................................................. 26,075 37,189
RS Small Cap Growth Fund
Tiered Rate
Up to $1 billion Next $1 billion Over $2 billion
0.95% 0.825% 0.75%
Flat Rate
RS Select Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00%
RS Mid Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.85%
RS Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75%
RS Science and Technology Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00%
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios
47
(Unaudited)
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Funds’ transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.  Amounts incurred for the six months ended June 30, 2025, are reflected on the Statements of Operations as Transfer agent fees.
Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class. Amounts incurred for the six months ended June 30, 2025, if any, are reflected on the Statements of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Funds have entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Amounts incurred for the six months ended June
30, 2025, are reflected on the Statements of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust. Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class C, and Class R. Amounts incurred for the six months ended June 30, 2025, are reflected on the Statements of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended June 30, 2025, the
Distributor received the following from commissions earned in connection with sales of Class A (amounts in thousands):
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended
June 30, 2025, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Funds in any fiscal year exceed the expense limits for the Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of June 30, 2025, the expense limits (excluding voluntary waivers) were as follows:
Class A Class C
RS Small Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00%
RS Select Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00%
RS Mid Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00%
RS Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00%
RS Science and Technology Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00%
Amount
RS Small Cap Growth Fund ............................................................................. $ —(a)
RS Select Growth Fund ................................................................................ 1
RS Mid Cap Growth Fund .............................................................................. —(a)
RS Growth Fund ..................................................................................... 1
RS Science and Technology Fund ......................................................................... 1
(a) Rounds to less than $1 thousand.
In effect until April 30, 2026
Class A Class C Class R6 Class Y
Member
Class
RS Small Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.40% 2.16% 1.06% 1.13% N/A
RS Select Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.40% 2.18% 1.06% 1.14% N/A
RS Mid Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.20% 2.11% 0.94% 0.95% 1.05%
RS Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.10% 1.93% N/A 0.83% N/A
RS Science and Technology Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.49% 2.28% N/A 1.24% N/A

Victory Portfolios	Notes to Financial Statements — continued June 30, 2025
(Unaudited)

Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2025.

For the six months ended June 30, 2025, the following recoupment amounts were paid to the Adviser:

Amount
RS Science and Technology Fund	$ —*

*	Rounds to less than $1 thousand.

As of June 30, 2025, the following amounts are available to be repaid to the Adviser (amounts in thousands):

	Expires 2025	Expires 2026	Expires 2027	Expires 2028	Total
RS Small Cap Growth Fund	$ 31	$ 231	$ 94	$ 78	$ 434
RS Select Growth Fund	64	160	164	75	463
RS Mid Cap Growth Fund	138	202	223	105	668
RS Growth Fund	99	227	249	122	697
RS Science and Technology Fund	4	22	25	11	62

The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2025.

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.

5. Risks:

The following describes the principal risks that you may assume as an investor in each Fund. The risk descriptions below provide a more detailed explanation of the principal investment risks. The Funds may be subject to other risks in addition to these identified risks.

	RS Small Cap Growth Fund	RS Select Growth Fund	RS Mid Cap Growth Fund	RS Growth Fund	RS Science & Tech Fund
Equity Securities Risk	x	x	x	x	x
General Market Risk	x	x	x	x	x
Smaller-Capitalization Stock Risk	x	x			x
Mid-Capitalization Stock Risk			x	x
Large-Capitalization Stock Risk				x	x
Science and Technology Investment Risk					x
Sector Focus Risk	x	x	x	x	x

Equity Securities Risk — The values of the equity securities in which the Fund(s) invest(s) may decline in response to developments affecting individual companies and/or general market economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors.  Price changes may be temporary or may last for extended periods.

General Market Risk — Overall market risks may affect the value of the Fund(s). Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses, or

48

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios
49
(Unaudited)
industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Smaller-Capitalization Stock Risk — Small- and mid-sized companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
Mid-Capitalization Stock Risk — Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
Large-Capitalization Stock Risk — The securities of large-sized companies may underperform the securities of smaller-sized companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.
Science and Technology Investment Risk —  Investments in science and technology companies (including those within the health care sector) may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many science and technology companies are small or mid-sized companies and may be newly organized.
Sector Focus Risk —  To the extent the Fund(s) focus in one or more sectors, such as the information technology sector  market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s (or Funds’) investments and could make the Fund’s (or
Funds’) performance more volatile.
Information Technology Sector Risk — Companies in the information technology sector face intense competition, both domestically and internationally. These companies may be smaller or newer and may have limited product lines, markets, financial resources, or personnel.
The products of companies in the information technology sector may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates, and competition for the services of qualified personnel. These com-
panies may be developing or marketing new products or services for which markets are not yet established and may never become established.
Health Care Sector Risk — Companies in the health care sector may be adversely affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising or falling costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, product obsolescence, industry innovation, changes in technologies, and other market developments. Companies in the health care sector are heavily dependent on patent protection and the expiration of patents may ad-
versely affect these companies. Many of these companies are subject to extensive litigation based on product liability and similar claims. These companies are subject to competitive forces that may make it difficult to raise prices.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios II, and Victory Portfolios III (collectively, the  “Victory
Funds Complex”), in aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 24, 2025, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee of 0.15% remained unchanged. Dedicated portions to the Victory
Floating Rate Fund have been removed, making the entire Line of Credit (committed and uncommitted) available to all funds. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The Funds had no borrowings under the Line of Credit agreement during the six months ended June 30, 2025.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2025.
For the six months ended June 30, 2025, the following recoupment amounts were paid to the Adviser:
As of June 30, 2025, the following amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2025.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
5. Risks:
The following describes the principal risks that you may assume as an investor in each Fund. The risk descriptions below provide a more detailed explanation of the principal investment risks. The Funds may be subject to other risks in addition to these identified risks.
Equity Securities Risk — The values of the equity securities in which the Fund(s) invest(s) may decline in response to developments affecting individual companies and/or general market economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors.  Price changes may be temporary or may last for extended periods.
General Market Risk — Overall market risks may affect the value of the Fund(s). Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses, or
Amount
RS Science and Technology Fund ......................................................................... $ —*
* Rounds to less than $1 thousand.
Expires
2025
Expires
2026
Expires
2027
Expires
2028 Total
RS Small Cap Growth Fund ................................. $ 31 $ 231 $ 94 $ 78 $ 434
RS Select Growth Fund .................................... 64 160 164 75 463
RS Mid Cap Growth Fund .................................. 138 202 223 105 668
RS Growth Fund ......................................... 99 227 249 122 697
RS Science and Technology Fund ............................. 4 22 25 11 62
RS Small Cap Growth Fund RS Select Growth Fund RS Mid Cap Growth Fund RS Growth Fund RS Science & Tech
Equity Securities Risk x x x x x
General Market Risk x x x x x
Smaller-Capitalization Stock Risk x x x
Mid-Capitalization Stock Risk x x
Large-Capitalization Stock Risk x x
Science and Technology Investment Risk x
Sector Focus Risk x x x x x

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios
50
(Unaudited)
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the six months ended June 30, 2025, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the six months ended June 30, 2025.
7. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended December 31, 2024, the following Funds had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts
in thousands):
8. Segment Reporting:
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations.
The Adviser's Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets”
and significant segment expenses are listed on the accompanying Statements of Operations.
Borrower or
Lender
Amount
Outstanding at
June 30, 2025
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
RS Small Cap Growth Fund ........................ Borrower $ — $ 2,104 4.88% $ 2,104
RS Growth Fund ................................ Borrower — 2,468 4.86% 2,468
RS Science and Technology Fund .................... Borrower — 1,285 4.89% 1,285
Declared Paid
RS Small Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Select Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Mid Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Science and Technology Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Short-Term
Amount Total
RS Small Cap Growth Fund ............................................................. $ (198,570) $ (198,570)
RS Mid Cap Growth Fund .............................................................. (8,036) (8,036)
RS Science and Technology Fund ......................................................... (19,323) (19,323)

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
VPRSGF-SAR (6/25)

June 30, 2025
Semi-Annual: Full Financials
Victory RS International Fund
Victory RS Global Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios
1
Schedules of Portfolio Investments (Form N-CSR Item 6)
Victory RS International Fund
3
Victory RS Global Fund
7
Financial Statements (Form N-CSR Item 7)
Statements of Assets and Liabilities
12
Statements of Operations
13
Statements of Changes in Net Assets
14
Financial Highlights
16
Notes to Financial Statements (Form N-CSR Item 7) 26

2
Call Victory at:
800-539-FUND (800-539-3863)
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call
800-539-3863 and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios
Victory RS International Fund
3
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (95.8%)
Australia (5.8%):
Consumer Discretionary (1.3%):
Aristocrat Leisure Ltd. ................................................... 150,668 $ 6,454
Financials (1.1%):
Macquarie Group Ltd. ................................................... 36,481 5,485
Health Care (0.7%):
CSL Ltd. ............................................................. 23,694 3,742
Materials (1.7%):
BHP Group Ltd. ........................................................ 373,274 8,978
Real Estate (1.0%):
Scentre Group ......................................................... 2,171,891 5,100
29,759
Austria (1.1%):
Financials (1.1%):
BAWAG Group AG (a) ................................................... 42,087 5,381
Belgium (1.2%):
Information Technology (0.6%):
Melexis NV (b) ......................................................... 33,826 2,883
Materials (0.6%):
Solvay SA , Class A ..................................................... 86,553 2,998
5,881
Denmark (2.5%):
Consumer Discretionary (0.8%):
Pandora A/S .......................................................... 24,293 4,281
Health Care (1.7%):
Novo Nordisk A/S , Class B ................................................ 125,842 8,721
13,002
Finland (1.2%):
Financials (1.2%):
Nordea Bank Abp ....................................................... 408,263 6,057
France (7.9%):
Consumer Discretionary (1.7%):
FDJ UNITED (a) ....................................................... 104,892 4,116
LVMH Moet Hennessy Louis Vuitton SE ...................................... 8,418 4,405
8,521
Consumer Staples (1.2%):
L'Oreal SA ........................................................... 15,073 6,456
Energy (0.6%):
Gaztransport Et Technigaz SA .............................................. 14,677 2,903
Industrials (3.1%):
Rexel SA ............................................................. 176,898 5,455
Safran SA ............................................................ 31,500 10,272
15,727
Information Technology (0.5%):
Capgemini SE ......................................................... 15,398 2,636
Materials (0.8%):
Arkema SA ........................................................... 55,696 4,112
40,355
Germany (10.1%):
Communication Services (0.9%):
CTS Eventim AG & Co. KGaA ............................................. 35,960 4,471
Consumer Discretionary (0.8%):
Volkswagen AG , Preference Shares .......................................... 40,655 4,297

Victory Portfolios
Victory RS International Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Financials (2.7%):
Allianz SE , Registered Shares .............................................. 33,325 $ 13,522
Industrials (2.2%):
Siemens AG , Registered Shares ............................................. 43,147 11,081
Information Technology (2.6%):
SAP SE .............................................................. 44,134 13,494
Utilities (0.9%):
RWE AG ............................................................. 111,300 4,650
51,515
Hong Kong (2.8%):
Financials (1.7%):
AIA Group Ltd. ........................................................ 971,600 8,801
Real Estate (1.1%):
CK Asset Holdings Ltd. .................................................. 1,204,500 5,323
14,124
Ireland (0.6%):
Materials (0.6%):
James Hardie Industries PLC (c) ............................................ 114,968 3,087
Italy (2.2%):
Financials (1.0%):
Banco BPM SpA ....................................................... 439,863 5,134
Utilities (1.2%):
Enel SpA ............................................................. 662,290 6,285
11,419
Japan (20.4%):
Communication Services (2.2%):
Capcom Co. Ltd. ....................................................... 182,700 6,240
Kakaku.com, Inc. ....................................................... 260,700 4,835
11,075
Consumer Discretionary (2.5%):
Toyota Motor Corp. ..................................................... 520,600 8,967
ZOZO, Inc. ........................................................... 363,100 3,924
12,891
Consumer Staples (0.6%):
Toyo Suisan Kaisha Ltd. .................................................. 44,700 2,971
Financials (3.1%):
Mizuho Financial Group, Inc. .............................................. 282,300 7,837
Tokio Marine Holdings, Inc. ............................................... 194,400 8,240
16,077
Health Care (2.3%):
Hoya Corp. ........................................................... 52,300 6,212
Shionogi & Co. Ltd. ..................................................... 296,600 5,340
11,552
Industrials (5.3%):
Fuji Electric Co. Ltd. .................................................... 99,900 4,601
MISUMI Group, Inc. .................................................... 153,900 2,056
Mitsubishi Heavy Industries Ltd. ............................................ 388,700 9,728
Nippon Yusen KK ...................................................... 104,300 3,753
Sanwa Holdings Corp. ................................................... 208,700 6,922
27,060
Information Technology (3.5%):
Disco Corp. ........................................................... 20,800 6,163
Fujitsu Ltd. ........................................................... 264,000 6,405
Oracle Corp. .......................................................... 45,400 5,412
17,980

Victory Portfolios
Victory RS International Fund
5
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Real Estate (0.9%):
Sumitomo Realty & Development Co. Ltd. .................................... 119,200 $ 4,604
104,210
Netherlands (6.3%):
Communication Services (1.1%):
Koninklijke KPN NV .................................................... 1,181,716 5,764
Financials (2.0%):
ING Groep NV ........................................................ 455,288 9,978
Industrials (1.3%):
Wolters Kluwer NV ..................................................... 40,070 6,700
Information Technology (1.9%):
ASM International NV ................................................... 8,372 5,370
ASML Holding NV ..................................................... 5,359 4,294
9,664
32,106
New Zealand (0.7%):
Health Care (0.7%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 152,914 3,357
Norway (1.5%):
Industrials (1.5%):
Kongsberg Gruppen ASA ................................................. 194,911 7,562
Singapore (0.9%):
Financials (0.9%):
Singapore Exchange Ltd. ................................................. 401,000 4,697
Spain (3.4%):
Financials (2.2%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 732,042 11,271
Industrials (1.2%):
Aena SME SA (a) ....................................................... 223,814 5,973
17,244
Sweden (1.6%):
Consumer Staples (0.2%):
Essity AB , Class B ...................................................... 39,837 1,104
Industrials (1.4%):
Atlas Copco AB , Class B ................................................. 486,311 6,924
8,028
Switzerland (11.0%):
Consumer Staples (3.5%):
Coca-Cola HBC AG ..................................................... 130,086 6,795
Nestle SA , Registered Shares .............................................. 108,897 10,832
17,627
Financials (1.7%):
Partners Group Holding AG ............................................... 2,534 3,317
UBS Group AG ........................................................ 154,300 5,241
8,558
Health Care (5.1%):
Novartis AG , Registered Shares ............................................. 109,645 13,314
Roche Holding AG ...................................................... 39,610 12,935
26,249
Information Technology (0.7%):
Logitech International SA , Class R .......................................... 39,256 3,562
55,996
United Kingdom (14.6%):
Communication Services (0.9%):
Auto Trader Group PLC (a) ................................................ 396,932 4,495

Victory Portfolios
Victory RS International Fund
6
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Consumer Discretionary (1.6%):
Greggs PLC ........................................................... 128,520 $ 3,388
Next PLC ............................................................ 28,151 4,807
8,195
Consumer Staples (2.9%):
Imperial Brands PLC .................................................... 211,843 8,369
Unilever PLC ......................................................... 109,209 6,663
15,032
Energy (2.5%):
BP PLC .............................................................. 514,499 2,563
Shell PLC ............................................................ 286,570 9,996
12,559
Financials (4.6%):
Barclays PLC ......................................................... 2,491,963 11,513
HSBC Holdings PLC .................................................... 973,492 11,774
23,287
Materials (1.2%):
Rio Tinto PLC ......................................................... 104,697 6,093
Utilities (0.9%):
Centrica PLC .......................................................... 2,196,934 4,874
74,535
Total Common Stocks (Cost $350,319) 488,315
Exchange-Traded Funds (0.0%)(d)
United States (0.0%):(d)
iShares MSCI EAFE ETF ................................................. 2,721 243
Total Exchange-Traded Funds (Cost $180) 243
Collateral for Securities Loaned (0.0%)^(d)
United States (0.0%):(d)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .23% (e) ........ 7,437 8
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .27% (e) ............ 7,437 7
Invesco Government & Agency Portfolio, Institutional Shares , 4 .29% (e) ............... 7,437 8
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .24% (e) . 7,437 7
Total Collateral for Securities Loaned (Cost $30) 30
Total Investments (Cost $350,529) — 95.8% 488,588
Other assets in excess of liabilities — 4.2% 21,122
NET ASSETS - 100.00% $ 509,710
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2025, the fair value of these securities was $19,965
(thousands) and amounted to 3.9% of net assets.
(b) All or a portion of this security is on loan.
(c) Non-income producing security.
(d) Amount represents less than 0.05% of net assets.
(e) Rate disclosed is the daily yield on June 30, 2025.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios
Victory RS Global Fund
7
(Unaudited)
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (96.6%)
Australia (1.4%):
Consumer Discretionary (0.9%):
Aristocrat Leisure Ltd. ................................................... 337,324 $ 14,449
Health Care (0.5%):
CSL Ltd. ............................................................. 45,596 7,201
21,650
Austria (0.9%):
Financials (0.9%):
BAWAG Group AG(a) ................................................... 101,957 13,037
Belgium (1.1%):
Information Technology (0.6%):
Melexis NV(b) ......................................................... 109,342 9,319
Materials (0.5%):
Solvay SA, Class A ..................................................... 212,533 7,361
16,680
Canada (3.3%):
Consumer Staples (0.8%):
George Weston Ltd. ..................................................... 59,188 11,872
Information Technology (1.0%):
Constellation Software, Inc. ............................................... 4,369 16,022
Materials (1.1%):
Agnico Eagle Mines Ltd. ................................................. 136,869 16,309
Utilities (0.4%):
Atco Ltd., Class I ....................................................... 158,803 5,922
50,125
China (2.3%):
Communication Services (1.0%):
Tencent Holdings Ltd. ................................................... 241,800 15,581
Consumer Staples (0.4%):
Foshan Haitian Flavouring & Food Co. Ltd., Class A .............................. 1,176,242 6,392
Financials (0.9%):
Industrial & Commercial Bank of China Ltd., Class H ............................. 16,536,000 13,131
35,104
Denmark (0.6%):
Consumer Discretionary (0.6%):
Pandora A/S .......................................................... 49,725 8,763
France (2.1%):
Consumer Discretionary (0.5%):
FDJ UNITED(a) ....................................................... 192,547 7,555
Energy (0.7%):
Gaztransport Et Technigaz SA .............................................. 55,008 10,880
Industrials (0.9%):
Rexel SA ............................................................. 424,688 13,097
31,532
Germany (0.7%):
Industrials (0.7%):
Siemens AG, Registered Shares ............................................. 39,734 10,205
Indonesia (0.5%):
Communication Services (0.5%):
PT Telkom Indonesia Persero Tbk ........................................... 49,085,600 8,400
Ireland (1.0%):
Industrials (1.0%):
Eaton Corp. PLC ....................................................... 44,882 16,022

Victory Portfolios
Victory RS Global Fund
8
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Italy (0.8%):
Utilities (0.8%):
Enel SpA ............................................................. 1,222,193 $ 11,598
Japan (4.6%):
Communication Services (0.8%):
Kakaku.com, Inc. ....................................................... 682,800 12,663
Consumer Discretionary (0.5%):
ZOZO, Inc. ........................................................... 684,000 7,391
Consumer Staples (0.5%):
Toyo Suisan Kaisha Ltd. .................................................. 117,600 7,817
Financials (0.8%):
Mizuho Financial Group, Inc. .............................................. 454,200 12,610
Health Care (0.4%):
Hoya Corp. ........................................................... 46,000 5,464
Industrials (0.4%):
Fuji Electric Co. Ltd. .................................................... 116,400 5,361
Information Technology (1.2%):
Disco Corp. ........................................................... 23,100 6,844
Oracle Corp. .......................................................... 101,500 12,099
18,943
70,249
Netherlands (0.6%):
Information Technology (0.6%):
ASM International NV ................................................... 13,290 8,524
New Zealand (0.5%):
Health Care (0.5%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 354,478 7,783
Norway (0.8%):
Industrials (0.8%):
Kongsberg Gruppen ASA ................................................. 321,444 12,472
Singapore (1.2%):
Financials (1.2%):
Singapore Exchange Ltd. ................................................. 1,532,100 17,944
South Africa (0.6%):
Consumer Discretionary (0.6%):
Mr Price Group Ltd. ..................................................... 705,028 8,843
Spain (1.8%):
Financials (1.2%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 1,131,856 17,426
Industrials (0.6%):
Aena SME SA(a) ....................................................... 358,590 9,571
26,997
Sweden (1.0%):
Consumer Staples (0.4%):
Essity AB, Class B ...................................................... 201,710 5,588
Industrials (0.6%):
Atlas Copco AB, Class B ................................................. 678,877 9,666
15,254
Switzerland (3.5%):
Consumer Staples (1.1%):
Nestle SA, Registered Shares .............................................. 168,168 16,728
Financials (1.2%):
Chubb Ltd. ........................................................... 28,133 8,151

Victory Portfolios
Victory RS Global Fund
9
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Partners Group Holding AG ............................................... 8,530 $ 11,165
19,316
Health Care (1.2%):
Roche Holding AG ...................................................... 54,514 17,802
53,846
Taiwan (3.6%):
Financials (1.0%):
Cathay Financial Holding Co. Ltd. ........................................... 7,245,000 15,598
Information Technology (2.6%):
ASE Technology Holding Co. Ltd. ........................................... 1,369,000 6,869
Lite-On Technology Corp. ................................................ 1,488,000 5,642
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 734,000 26,846
39,357
54,955
United Kingdom (3.6%):
Consumer Discretionary (1.3%):
Greggs PLC ........................................................... 263,574 6,949
Next PLC ............................................................ 78,070 13,331
20,280
Consumer Staples (0.8%):
Imperial Brands PLC .................................................... 326,720 12,907
Financials (0.8%):
HSBC Holdings PLC .................................................... 966,195 11,685
Materials (0.7%):
Rio Tinto PLC ......................................................... 173,444 10,093
54,965
United States (60.1%):
Communication Services (6.8%):
Alphabet, Inc., Class C ................................................... 212,475 37,691
Meta Platforms, Inc., Class A .............................................. 58,150 42,920
Netflix, Inc.(c) ......................................................... 17,516 23,456
104,067
Consumer Discretionary (6.5%):
Amazon.com, Inc.(c) .................................................... 162,132 35,570
Booking Holdings, Inc. ................................................... 3,056 17,692
McDonald's Corp. ...................................................... 77,463 22,632
PulteGroup, Inc. ........................................................ 93,319 9,842
Tesla, Inc.(c) .......................................................... 41,736 13,258
98,994
Consumer Staples (2.1%):
Colgate-Palmolive Co. ................................................... 218,795 19,889
PepsiCo, Inc. .......................................................... 96,570 12,751
32,640
Energy (2.3%):
APA Corp. ............................................................ 461,037 8,432
ConocoPhillips Co. ..................................................... 71,627 6,428
Exxon Mobil Corp. ..................................................... 189,245 20,401
35,261
Financials (9.1%):
Bank of America Corp. ................................................... 319,719 15,129
Jackson Financial, Inc., Class A ............................................. 89,313 7,930
JPMorgan Chase & Co. .................................................. 83,909 24,326
Mastercard, Inc., Class A ................................................. 46,536 26,150
S&P Global, Inc. ....................................................... 42,985 22,666
Synchrony Financial ..................................................... 157,867 10,536
The PNC Financial Services Group, Inc. ...................................... 64,413 12,008

Victory Portfolios
Victory RS Global Fund
10
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Unum Group .......................................................... 249,466 $ 20,147
138,892
Health Care (6.2%):
Align Technology, Inc.(c) ................................................. 27,874 5,277
Amgen, Inc. ........................................................... 40,302 11,253
Eli Lilly & Co. ......................................................... 27,451 21,399
Gilead Sciences, Inc. .................................................... 94,461 10,473
IDEXX Laboratories, Inc.(c) ............................................... 26,134 14,017
Johnson & Johnson ..................................................... 134,700 20,575
UnitedHealth Group, Inc. ................................................. 35,590 11,103
94,097
Industrials (4.3%):
Caterpillar, Inc. ........................................................ 48,464 18,814
Curtiss-Wright Corp. .................................................... 37,892 18,512
Delta Air Lines, Inc. ..................................................... 189,467 9,318
Lennox International, Inc. ................................................. 16,303 9,345
Vertiv Holdings Co., Class A ............................................... 78,566 10,089
66,078
Information Technology (19.7%):
Adobe, Inc.(c) ......................................................... 39,183 15,159
Apple, Inc. ........................................................... 310,283 63,661
Broadcom, Inc. ........................................................ 41,903 11,550
Cisco Systems, Inc. ..................................................... 342,615 23,771
Fortinet, Inc.(c) ........................................................ 164,353 17,375
Microsoft Corp. ........................................................ 145,753 72,499
NVIDIA Corp. ......................................................... 501,935 79,300
Texas Instruments, Inc. ................................................... 79,092 16,421
299,736
Materials (0.4%):
Alcoa Corp. ........................................................... 216,587 6,391
Real Estate (1.6%):
Prologis, Inc. .......................................................... 96,603 10,155
Simon Property Group, Inc. ............................................... 84,321 13,555
23,710
Utilities (1.1%):
Constellation Energy Corp. ................................................ 28,362 9,154
Vistra Corp. ........................................................... 41,368 8,018
17,172
917,038
Total Common Stocks (Cost $1,079,642) 1,471,986
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc., expiring 3/31/40(c)(d) .............................. 3,376 —
Total Warrants (Cost $–) —
Exchange-Traded Funds (1.0%)
United States (1.0%):
iShares MSCI ACWI ETF ................................................. 116,130 14,934
Total Exchange-Traded Funds (Cost $13,850) 14,934
Collateral for Securities Loaned (0.8%)^
United States (0.8%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.23%(e) ........ 2,956,889 2,957
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.27%(e) ............ 2,956,889 2,957
Invesco Government & Agency Portfolio, Institutional Shares, 4.29%(e) ............... 2,956,889 2,957

Victory Portfolios
Victory RS Global Fund
11
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.24%(e) . 2,956,889 $ 2,957
Total Collateral for Securities Loaned (Cost $11,828) 11,828
Total Investments (Cost $1,105,320) — 98.4% 1,498,748
Other assets in excess of liabilities — 1.6% 25,783
NET ASSETS - 100.00% $ 1,524,531
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2025, the fair value of these securities was $30,163
(thousands) and amounted to 2.0% of net assets.
(b) All or a portion of this security is on loan.
(c) Non-income producing security.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of June 30, 2025. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(e) Rate disclosed is the daily yield on June 30, 2025.
ETF
—
Exchange-Traded Fund
PLC
—
Public Limited Company

Statements of Assets and Liabilities
June 30, 2025
12
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory RS
International Fund
Victory RS Global
Fund
Assets:
Investments, at value (Cost $350,529 and $1,105,320) $ 488,588 (a) $ 1,498,748 (b)
Foreign currency, at value (Cost $263 and $311) 264 312
Cash 16,141 35,158
Receivables:
Dividends, interest, and securities lending income 224 1,228
Capital shares issued 2,632 1,271
From Adviser 87 503
Reclaims 2,320 1,051
Prepaid expenses 45 88
Total Assets 510,301 1,538,359
Liabilities:
Payables:
Collateral received on loaned securities 30 11,828
Capital shares redeemed 123 931
Accrued expenses and other payables:
Investment advisory fees 322 714
Administration fees 22 65
Custodian fees 16 36
Transfer agent fees 2 6
Sub-Transfer agent fees 24 148
Compliance fees — (c) 1
Trustees' fees — (c) — (c)
12b-1 fees 5 32
Other accrued expenses 47 67
Total Liabilities 591 13,828
Commitments and contingencies (Note 5 )
Net Assets:
Capital 366,085 1,145,905
Total accumulated earnings (loss) 143,625 378,626
Net Assets $ 509,710 $ 1,524,531
Net Assets:
Class A $ 35,208 $ 233,350
Class C 3,672 15,638
Class R 1,784 9,477
Class R6 343,704 228,710
Class Y 125,342 1,037,356
Total $ 509,710 $ 1,524,531
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 1,994 9,012
Class C 305 632
Class R 109 290
Class R6 24,098 12,076
Class Y 7,203 40,284
Total 33,709 62,294
Net asset value, offering and redemption price per share: (d)
Class A $ 17 .65 $ 25 .89
Class C(e) 12 .04 24 .75
Class R 16 .32 32 .72
Class R6 14 .26 18 .94
Class Y 17 .40 25 .75
Maximum Sales Charge — Class A 5 .75% 5 .75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 18 .73 $ 27 .47
(a) Includes $28 thousand of securities on loan.
(b) Includes $8,892 thousand of securities on loan.
(c) Rounds to less than $1 thousand.
(d) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(e) Redemption price per share varies by the length of time shares are held.

Statements of Operations
For the Six Months Ended June 30, 2025
13
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
(Unaudited)
Victory RS
International Fund
Victory RS Global
Fund
Investment Income:
Dividends $ 10,892 $ 16,689
Interest 158 583
Securities lending (net of fees) 12 33
Foreign tax withholding (1,275) (1,376)
Total Income 9,787 15,929
Expenses:
Investment advisory fees 1,802 3,930
Administration fees 122 354
Sub-Administration fees 8 8
12b-1 fees — Class A 39 268
12b-1 fees — Class C 16 73
12b-1 fees — Class R 4 20
Custodian fees 28 66
Transfer agent fees — Class A 6 9
Transfer agent fees — Class C — (a) 1
Transfer agent fees — Class R — (a) 1
Transfer agent fees — Class R6 — (a) 5
Transfer agent fees — Class Y — (a) 2
Sub-Transfer agent fees — Class A 15 158
Sub-Transfer agent fees — Class C 2 9
Sub-Transfer agent fees — Class R 1 5
Sub-Transfer agent fees — Class Y 54 453
Trustees' fees 12 32
Compliance fees 2 5
Legal and audit fees 24 45
State registration and filing fees 27 49
Other expenses 45 65
Total Expenses 2,207 5,558
Expenses waived/reimbursed by Adviser (241) (1,318)
Net Expenses 1,966 4,240
Net Investment Income (Loss) 7,821 11,689
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 7,802 (5,227)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 65,024 78,885
Net realized/unrealized gains (losses) on investments 72,826 73,658
Change in net assets resulting from operations $ 80,647 $ 85,347
(a) Rounds to less than $1 thousand.

14
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory RS International Fund Victory RS Global Fund
Six
Months
Ended
June 30,
2025
(Unaudited)
Year
Ended
December 31,
2024
Six
Months
Ended
June 30,
2025
(Unaudited)
Year
Ended
December 31,
2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 7,821 $ 8,719 $ 11,689 $ 13,375
Net realized gains (losses) 7,802 10,218 (5,227) 7,859
Net change in unrealized appreciation/depreciation 65,024 2,255 78,885 157,038
Change in net assets resulting from operations 80,647 21,192 85,347 178,272
Distributions to Shareholders:
Class A — (510) — (1,986)
Class C — (60) — (70)
Class R — (25) — (41)
Class R6 — (7,270) — (4,398)
Class Y — (2,000) — (8,141)
Change in net assets resulting from distributions to shareholders — (9,865) — (14,636)
Change in net assets resulting from capital transactions 12,644 42,767 221,308 298,107
Change in net assets 93,291 54,094 306,655 461,743
Net Assets:
Beginning of period 416,419 362,325 1,217,876 756,133
End of period $ 509,710 $ 416,419 $ 1,524,531 $ 1,217,876

15
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory RS International Fund Victory RS Global Fund
Six
Months
Ended
June 30,
2025
(Unaudited)
Year
Ended
December 31,
2024
Six
Months
Ended
June 30,
2025
(Unaudited)
Year
Ended
December 31,
2024
Capital Transactions:
Class A
Proceeds from shares issued $ 4,785 $ 8,275 $ 44,215 $ 120,903
Distributions reinvested — 503 — 1,986
Cost of shares redeemed (3,461) (4,318) (33,015) (35,964)
Total Class A $ 1,324 $ 4,460 $ 11,200 $ 86,925
Class C
Proceeds from shares issued $ 196 $ 419 $ 2,112 $ 6,965
Distributions reinvested — 60 — 70
Cost of shares redeemed (93) (185) (1,712) (588)
Total Class C $ 103 $ 294 $ 400 $ 6,447
Class R
Proceeds from shares issued $ 74 $ 162 $ 1,188 $ 2,196
Distributions reinvested — 25 — 41
Cost of shares redeemed (36) (342) (104) (1,164)
Total Class R $ 38 $ (155) $ 1,084 $ 1,073
Class R6
Proceeds from shares issued $ 15,640 $ 8,813 $ 67,364 $ 111,683
Distributions reinvested — 7,254 — 4,256
Cost of shares redeemed (13,974) (3,482) (126,028) (143,553)
Total Class R6 $ 1,666 $ 12,585 $ (58,664) $ (27,614)
Class Y
Proceeds from shares issued $ 33,572 $ 37,322 $ 383,650 $ 344,543
Distributions reinvested — 1,998 — 8,101
Cost of shares redeemed (24,059) (13,737) (116,362) (121,368)
Total Class Y $ 9,513 $ 25,583 $ 267,288 $ 231,276
Change in net assets resulting from capital transactions $ 12,644 $ 42,767 $ 221,308 $ 298,107
Share Transactions:
Class A
Issued 298 554 1,814 5,249
Reinvested — 34 — 82
Redeemed (213) (284) (1,375) (1,549)
Total Class A 85 304 439 3,782
Class C
Issued 18 41 92 314
Reinvested — 6 — 3
Redeemed (9) (18) (75) (26)
Total Class C 9 29 17 291
Class R
Issued 4 12 39 75
Reinvested — 2 — 1
Redeemed (2) (24) (3) (40)
Total Class R 2 (10) 36 36
Class R6
Issued 1,192 697 3,811 6,598
Reinvested — 608 — 239
Redeemed (1,058) (287) (7,074) (7,933)
Total Class R6 134 1,018 (3,263) (1,096)
Class Y
Issued 2,059 2,552 15,743 14,903
Reinvested — 137 — 335
Redeemed (1,537) (911) (4,875) (5,268)
Total Class Y 522 1,778 10,868 9,970
Change in Shares 752 3,119 8,097 12,983

Victory Portfolios
Financial Highlights
For a Share Outstanding Throughout Each Period
16
See notes to financial statements.
Victory RS International Fund
Class A
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $14.81 $14.31 $12.17 $14.76 $13.49 $12.93
Investment Activities:
Net investment income (loss)(a) 0.26 0.28 0.24 0.32 0.27 0.21
Net realized and unrealized gains (losses) 2.58 0.49 2.17 (2.66) 1.62 0.51
Total from Investment Activities 2.84 0.77 2.41 (2.34) 1.89 0.72
Distributions to Shareholders from:
Net investment income — (0.27) (0.27) (0.22) (0.25) (0.13)
Net realized gains — — — (0.03) (0.37) (0.03)
Total Distributions — (0.27) (0.27) (0.25) (0.62) (0.16)
Net Asset Value, End of Period $17.65 $14.81 $14.31 $12.17 $14.76 $13.49
Total Return(b)(c) 19.18% 5.39% 19.82% (15.89)% 14.05% 5.55%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.13% 1.13% 1.13% 1.13% 1.13% 1.13%
Net Investment Income (Loss)(d) 3.25% 1.83% 1.82% 2.53% 1.80% 1.79%
Gross Expenses(d)(e) 1.33% 1.38% 1.41% 1.41% 1.40% 1.47%
Supplemental Data:
Net Assets at end of period (000's) $35,208 $28,266 $22,958 $20,077 $25,555 $24,010
Portfolio Turnover(b)(f) 13% 19% 24% 29% 43% 52%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

17
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS International Fund
Class C
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $10.14 $9.89 $8.50 $10.45 $9.72 $9.36
Investment Activities:
Net investment income (loss)(a) 0.14 0.12 0.10 0.14 0.11 0.10
Net realized and unrealized gains (losses) 1.76 0.34 1.50 (1.86) 1.17 0.34
Total from Investment Activities 1.90 0.46 1.60 (1.72) 1.28 0.44
Distributions to Shareholders from:
Net investment income — (0.21) (0.21) (0.20) (0.18) (0.05)
Net realized gains — — — (0.03) (0.37) (0.03)
Total Distributions — (0.21) (0.21) (0.23) (0.55) (0.08)
Net Asset Value, End of Period $12.04 $10.14 $9.89 $8.50 $10.45 $9.72
Total Return(b)(c) 18.74% 4.62% 18.88% (16.50)% 13.24% 4.76%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.88% 1.88% 1.88% 1.88% 1.88% 1.88%
Net Investment Income (Loss)(d) 2.47% 1.12% 1.05% 1.61% 1.03% 1.14%
Gross Expenses(d)(e) 2.34% 2.53% 2.51% 3.00% 3.07% 3.07%
Supplemental Data:
Net Assets at end of period (000's) $3,672 $2,997 $2,638 $1,967 $1,147 $1,241
Portfolio Turnover(b)(f) 13% 19% 24% 29% 43% 52%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
18
See notes to financial statements.
Victory RS International Fund
Class R
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $13.70 $13.26 $11.30 $13.73 $12.58 $12.07
Investment Activities:
Net investment income (loss)(a) 0.22 0.24 0.19 0.26 0.22 0.18
Net realized and unrealized gains (losses) 2.40 0.43 2.01 (2.47) 1.51 0.45
Total from Investment Activities 2.62 0.67 2.20 (2.21) 1.73 0.63
Distributions to Shareholders from:
Net investment income — (0.23) (0.24) (0.19) (0.21) (0.09)
Net realized gains — — — (0.03) (0.37) (0.03)
Total Distributions — (0.23) (0.24) (0.22) (0.58) (0.12)
Net Asset Value, End of Period $16.32 $13.70 $13.26 $11.30 $13.73 $12.58
Total Return(b)(c) 19.12% 5.09% 19.49% (16.09)% 13.85% 5.21%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.38% 1.38% 1.38% 1.38% 1.38% 1.38%
Net Investment Income (Loss)(d) 2.97% 1.67% 1.54% 2.24% 1.58% 1.60%
Gross Expenses(d)(e) 2.26% 2.51% 2.39% 2.30% 2.16% 2.24%
Supplemental Data:
Net Assets at end of period (000's) $1,784 $1,463 $1,552 $1,653 $1,959 $1,998
Portfolio Turnover(b)(f) 13% 19% 24% 29% 43% 52%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

19
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS International Fund
Class R6
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $11.95 $11.60 $9.91 $12.07 $11.14 $10.70
Investment Activities:
Net investment income (loss)(a) 0.23 0.27 0.23 0.29 0.25 0.20
Net realized and unrealized gains (losses) 2.08 0.39 1.77 (2.17) 1.34 0.43
Total from Investment Activities 2.31 0.66 2.00 (1.88) 1.59 0.63
Distributions to Shareholders from:
Net investment income — (0.31) (0.31) (0.25) (0.29) (0.16)
Net realized gains — — — (0.03) (0.37) (0.03)
Total Distributions — (0.31) (0.31) (0.28) (0.66) (0.19)
Net Asset Value, End of Period $14.26 $11.95 $11.60 $9.91 $12.07 $11.14
Total Return(b)(c) 19.33% 5.70% 20.17% (15.57)% 14.32% 5.90%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.83% 0.83% 0.83% 0.83% 0.83% 0.83%
Net Investment Income (Loss)(d) 3.52% 2.16% 2.13% 2.80% 2.06% 2.03%
Gross Expenses(d)(e) 0.91% 0.92% 0.92% 0.92% 0.91% 0.93%
Supplemental Data:
Net Assets at end of period (000's) $343,704 $286,296 $266,101 $245,239 $296,211 $251,586
Portfolio Turnover(b)(f) 13% 19% 24% 29% 43% 52%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
20
See notes to financial statements.
Victory RS International Fund
Class Y
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $14.58 $14.09 $11.98 $14.54 $13.29 $12.74
Investment Activities:
Net investment income (loss)(a) 0.27 0.32 0.27 0.35 0.30 0.25
Net realized and unrealized gains (losses) 2.55 0.48 2.14 (2.63) 1.60 0.49
Total from Investment Activities 2.82 0.80 2.41 (2.28) 1.90 0.74
Distributions to Shareholders from:
Net investment income — (0.31) (0.30) (0.25) (0.28) (0.16)
Net realized gains — — — (0.03) (0.37) (0.03)
Total Distributions — (0.31) (0.30) (0.28) (0.65) (0.19)
Net Asset Value, End of Period $17.40 $14.58 $14.09 $11.98 $14.54 $13.29
Total Return(b)(c) 19.34% 5.65% 20.15% (15.71)% 14.38% 5.80%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.88% 0.88% 0.88% 0.88% 0.88% 0.88%
Net Investment Income (Loss)(d) 3.42% 2.12% 2.08% 2.85% 2.02% 2.11%
Gross Expenses(d)(e) 1.03% 1.05% 1.05% 1.05% 1.02% 1.09%
Supplemental Data:
Net Assets at end of period (000's) $125,342 $97,397 $69,075 $66,799 $112,511 $102,803
Portfolio Turnover(b)(f) 13% 19% 24% 29% 43% 52%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

21
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Global Fund
Class A
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $24.40 $20.59 $16.41 $20.47 $17.27 $14.86
Investment Activities:
Net investment income (loss)(a) 0.19 0.24 0.24 0.24 0.20 0.18
Net realized and unrealized gains (losses) 1.30 3.81 4.13 (4.13) 3.65 2.35
Total from Investment Activities 1.49 4.05 4.37 (3.89) 3.85 2.53
Distributions to Shareholders from:
Net investment income — (0.24) (0.19) (0.17) (0.18) (0.11)
Net realized gains — — — — (0.47) (0.01)
Return of capital — — — —(b) — —
Total Distributions — (0.24) (0.19) (0.17) (0.65) (0.12)
Net Asset Value, End of Period $25.89 $24.40 $20.59 $16.41 $20.47 $17.27
Total Return(c)(d) 6.11% 19.66% 26.62% (18.99)% 22.39% 17.00%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.85% 0.85% 0.85% 0.85% 0.85% 0.85%
Net Investment Income (Loss)(e) 1.57% 1.04% 1.31% 1.39% 1.05% 1.22%
Gross Expenses(e)(f) 1.11% 1.14% 1.17% 1.17% 1.34% 1.40%
Supplemental Data:
Net Assets at end of period (000's) $233,350 $209,196 $98,626 $78,373 $71,792 $51,066
Portfolio Turnover(c)(g) 17% 20% 32% 29% 38% 71%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
22
See notes to financial statements.
Victory RS Global Fund
Class C
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $23.41 $19.80 $15.83 $19.73 $16.68 $14.38
Investment Activities:
Net investment income (loss)(a) 0.09 0.06 0.08 0.11 0.06 0.07
Net realized and unrealized gains (losses) 1.25 3.67 3.98 (3.98) 3.52 2.24
Total from Investment Activities 1.34 3.73 4.06 (3.87) 3.58 2.31
Distributions to Shareholders from:
Net investment income — (0.12) (0.09) (0.03) (0.06) —(b)
Net realized gains — — — — (0.47) (0.01)
Return of capital — — — —(b) — —
Total Distributions — (0.12) (0.09) (0.03) (0.53) (0.01)
Net Asset Value, End of Period $24.75 $23.41 $19.80 $15.83 $19.73 $16.68
Total Return(c)(d) 5.72% 18.76% 25.70% (19.61)% 21.52% 16.06%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.60% 1.60% 1.60% 1.60% 1.60% 1.60%
Net Investment Income (Loss)(e) 0.82% 0.28% 0.47% 0.68% 0.35% 0.48%
Gross Expenses(e)(f) 1.91% 1.98% 2.09% 2.09% 2.33% 2.53%
Supplemental Data:
Net Assets at end of period (000's) $15,638 $14,403 $6,421 $3,872 $4,221 $3,491
Portfolio Turnover(c)(g) 17% 20% 32% 29% 38% 71%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

23
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Global Fund
Class R
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $30.88 $26.00 $20.68 $25.73 $21.57 $18.55
Investment Activities:
Net investment income (loss)(a) 0.20 0.24 0.24 0.25 0.21 0.18
Net realized and unrealized gains (losses) 1.64 4.80 5.20 (5.19) 4.55 2.92
Total from Investment Activities 1.84 5.04 5.44 (4.94) 4.76 3.10
Distributions to Shareholders from:
Net investment income — (0.16) (0.12) (0.11) (0.13) (0.07)
Net realized gains — — — — (0.47) (0.01)
Return of capital — — — —(b) — —
Total Distributions — (0.16) (0.12) (0.11) (0.60) (0.08)
Net Asset Value, End of Period $32.72 $30.88 $26.00 $20.68 $25.73 $21.57
Total Return(c)(d) 5.96% 19.40% 26.29% (19.19)% 22.12% 16.70%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.10% 1.10% 1.10% 1.10% 1.10% 1.10%
Net Investment Income (Loss)(e) 1.34% 0.80% 1.03% 1.16% 0.85% 0.98%
Gross Expenses(e)(f) 1.48% 1.56% 1.56% 1.57% 1.70% 1.93%
Supplemental Data:
Net Assets at end of period (000's) $9,477 $7,848 $5,670 $5,130 $5,488 $4,454
Portfolio Turnover(c)(g) 17% 20% 32% 29% 38% 71%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
24
See notes to financial statements.
Victory RS Global Fund
Class R6
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $17.82 $15.09 $12.06 $15.11 $12.87 $11.07
Investment Activities:
Net investment income (loss)(a) 0.15 0.24 0.21 0.22 0.20 0.08
Net realized and unrealized gains (losses) 0.97 2.78 3.05 (3.06) 2.73 1.83
Total from Investment Activities 1.12 3.02 3.26 (2.84) 2.93 1.91
Distributions to Shareholders from:
Net investment income — (0.29) (0.23) (0.21) (0.22) (0.10)
Net realized gains — — — — (0.47) (0.01)
Return of capital — — — —(b) — —
Total Distributions — (0.29) (0.23) (0.21) (0.69) (0.11)
Net Asset Value, End of Period $18.94 $17.82 $15.09 $12.06 $15.11 $12.87
Total Return(c)(d) 6.29% 20.04% 27.02% (18.81)% 22.84% 17.27%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.55% 0.55% 0.55% 0.55% 0.55% 0.55%
Net Investment Income (Loss)(e) 1.73% 1.39% 1.52% 1.70% 1.35% 0.64%
Gross Expenses(e)(f) 0.70% 0.71% 0.72% 0.73% 0.85% 1.16%
Supplemental Data:
Net Assets at end of period (000's) $228,710 $273,394 $248,014 $138,665 $99,708 $46,776
Portfolio Turnover(c)(g) 17% 20% 32% 29% 38% 71%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

25
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Global Fund
Class Y
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $24.24 $20.44 $16.28 $20.31 $17.12 $14.72
Investment Activities:
Net investment income (loss)(a) 0.22 0.30 0.27 0.29 0.26 0.20
Net realized and unrealized gains (losses) 1.29 3.78 4.11 (4.11) 3.62 2.34
Total from Investment Activities 1.51 4.08 4.38 (3.82) 3.88 2.54
Distributions to Shareholders from:
Net investment income — (0.28) (0.22) (0.21) (0.22) (0.13)
Net realized gains — — — — (0.47) (0.01)
Return of capital — — — —(b) — —
Total Distributions — (0.28) (0.22) (0.21) (0.69) (0.14)
Net Asset Value, End of Period $25.75 $24.24 $20.44 $16.28 $20.31 $17.12
Total Return(c)(d) 6.23% 19.97% 26.93% (18.82)% 22.78% 17.27%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.60% 0.60% 0.60% 0.60% 0.60% 0.60%
Net Investment Income (Loss)(e) 1.87% 1.32% 1.43% 1.67% 1.34% 1.38%
Gross Expenses(e)(f) 0.80% 0.84% 0.84% 0.84% 0.96% 1.10%
Supplemental Data:
Net Assets at end of period (000's) $1,037,356 $713,035 $397,402 $196,898 $169,687 $114,925
Portfolio Turnover(c)(g) 17% 20% 32% 29% 38% 71%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
June 30, 2025
Victory Portfolios
26
(Unaudited)
1. Organization:
Victory Portfolios (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 32 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of the following two funds (collectively, the “Funds” and individually, a “Fund”). Each
Fund is classified as diversified under the 1940 Act.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Funds’ NAV to be more reliable than it otherwise would be.
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ NAV is calculated. The Funds use a systematic
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory RS International Fund RS International Fund A, C, R, R6, and Y
Victory RS Global Fund RS Global Fund A, C, R, R6, and Y

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios
27
(Unaudited)
valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of June 30, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments  (amounts in thousands):
As of June 30, 2025, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassified to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank.  Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value
Level 1 Level 2 Level 3 Total
RS International Fund
Common Stocks ............................................... $ — $ 488,315 $ — $ 488,315
Exchange-Traded Funds ......................................... 243 — — 243
Collateral for Securities Loaned ................................... 30 — — 30
Total ....................................................... $ 273 $ 488,315 $ — $ 488,588
RS Global Fund
Common Stocks ............................................... 991,337 480,649 — 1,471,986
Warrants .................................................... — — —(a) —(a)
Exchange-Traded Funds ......................................... 14,934 — — 14,934
Collateral for Securities Loaned ................................... 11,828 — — 11,828
Total ....................................................... $ 1,018,099 $ 480,649 $ —(a) $ 1,498,748
(a)
Zero market value security.

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios
28
(Unaudited)
of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day.  During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days.  Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of June 30, 2025  (amounts in thousands):
Foreign Currency Translations:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.
Foreign Taxes:
The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of December 31.
For the six months ended June 30, 2025, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
RS International Fund .............................................. $ 28 $ — $ 30
RS Global Fund .................................................. 8,892 — 11,828

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios
29
(Unaudited)
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2025, were as follows  (amounts in thousands):
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of June 30, 2025, certain affiliated fund-of-funds owned total outstanding shares of the Funds as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended June 30, 2025, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II.
The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the six months ended June 30, 2025, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended June 30, 2025, are reflected on the Statements of Operations as Sub-
Administration fees.
Excluding U.S. Government
Securities
Purchases Sales
RS International Fund ....................................................................... $ 68,327 $ 59,013
RS Global Fund ........................................................................... 453,267 224,937
RS International Fund
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.4
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 14.1
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 25.0
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 18.1
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.8
Flat Rate
RS International Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.80%
RS Global Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.60%
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios
30
(Unaudited)
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, and Victory Portfolios II, in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2025, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Funds’ transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.  Amounts incurred for the six months ended June 30, 2025, are reflected on the Statements of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Funds have entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Amounts incurred for the six months ended June
30, 2025, are reflected on the Statements of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust. Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class C, and Class R. Amounts incurred for the six months ended June 30, 2025, are reflected on the Statements of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended June 30, 2025, the
Distributor received the following from commissions earned in connection with sales of Class A (amounts in thousands):
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended
June 30, 2025, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Funds in any fiscal year exceed the expense limits for the Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of June 30, 2025, the expense limits (excluding voluntary waivers) were as follows:
Class A Class C Class R
RS International Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
RS Global Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
Amount
RS International Fund .................................................................................. $ —(a)
RS Global Fund ...................................................................................... 5
(a) Rounds to less than $1 thousand.
In effect until April 30, 2026
Class A Class C Class R Class R6 Class Y
RS International Fund . . . . . . . . . . . . . . . . . . . . . . . . . . 1.13% 1.88% 1.38% 0.83% 0.88%
RS Global Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.85% 1.60% 1.10% 0.55% 0.60%

Victory Portfolios	Notes to Financial Statements — continued June 30, 2025
(Unaudited)

Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2025.

As of June 30, 2025, the following amounts are available to be repaid to the Adviser (amounts in thousands):

	Expires 2025	Expires 2026	Expires 2027	Expires 2028	Total
RS International Fund	$ 199	$ 433	$ 516	$ 241	$ 1,389
RS Global Fund	483	1,225	2,330	1,318	5,356

The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2025.

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.

6. Risks:

The following describes the principal risks that you may assume as an investor in each Fund. The risk descriptions below provide a more detailed explanation of the principal investment risks. The Funds may be subject to other risks in addition to these identified risks.

	Victory RS International Fund	Victory RS Global Fund
Equity Securities Risk	x	x
General Market Risk	x	x
Foreign Securities Risk	x	x
Sector Focus Risk	x	x

Equity Securities Risk — The values of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general market economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors.  Price changes may be temporary or may last for extended periods.

General Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the United States, including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Depositary receipts may have additional risks, including creditworthiness of the depositary bank and the risk of an illiquid market. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Funds. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.

31

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios
32
(Unaudited)
Sector Focus Risk — To the extent a Fund (or Funds) focuses in one or more sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s (or Funds') investments and could make the Fund’s (or Funds') performance more volatile.
Financials Sector Risk — Companies in the financials sector are subject to extensive government regulation, which may limit both the amounts and types of loans and other financial commitments that companies in this sector can make, and the interest rates and fees that these companies can charge. Profitability can be largely dependent on the availability and cost of capital and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Financial difficulties of borrowers can negatively affect the financials sector. Insurance companies can be subject to severe price competition. The financials sector can be subject to relatively rapid change as dis-
tinctions between financial service segments become increasingly blurred.
Information Technology Sector Risk — Companies in the information technology sector face intense competition, both domestically and internationally. These companies may be smaller or newer and may have limited product lines, markets, financial resources, or personnel.
The products of companies in the information technology sector may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates, and competition for the services of qualified personnel. These com-
panies may be developing or marketing new products or services for which markets are not yet established and may never become established.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios II, and Victory Portfolios III (collectively, the  “Victory
Funds Complex”), in aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 24, 2025, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee of 0.15% remained unchanged. Dedicated portions to the Victory
Floating Rate Fund have been removed, making the entire Line of Credit (committed and uncommitted) available to all funds. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The Funds had no borrowings under the Line of Credit agreement during the six months ended June 30, 2025.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The Funds did not utilize or participate in the Facility during the six months ended June 30, 2025.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
Declared Paid
RS International Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Global Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios
33
(Unaudited)
As of the tax year ended December 31, 2024, the following Funds had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts
in thousands):
9. Segment Reporting:
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations.
The Adviser's Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund's single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets”
and significant segment expenses are listed on the accompanying Statements of Operations.
Short-Term
Amount
Long-Term
Amount Total
RS International Fund ................................................... $ (3,949) $ — $ (3,949)
RS Global Fund ....................................................... (5,963) (726) (6,689)

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
VPRSIF-SAR (6/25)

June 30, 2025
Semi-Annual: Full Financials
Victory Low Duration Bond Fund
Victory High Yield Fund
Victory Tax-Exempt Fund
Victory High Income Municipal Bond Fund
Victory Floating Rate Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios
1
Schedules of Portfolio Investments (Form N-CSR Item 6)
Victory Low Duration Bond Fund
3
Victory High Yield Fund
10
Victory Tax-Exempt Fund
19
Victory High Income Municipal Bond Fund
22
Victory Floating Rate Fund
26
Financial Statements (Form N-CSR Item 7)
Statements of Assets and Liabilities
32
Statements of Operations
34
Statements of Changes in Net Assets
36
Financial Highlights
40
Notes to Financial Statements (Form N-CSR Item 7) 58

Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios
Victory Low Duration Bond Fund
3
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (23.5%)
ABS Auto (13.0%):
American Heritage Auto Receivables Trust , Series 2024-1A , Class A4 , 5 .07% , 6/17/30 ,
Callable 12/15/28 @ 100 (a) ........................................... $ 127 $ 129
Avis Budget Rental Car Funding AESOP LLC , Series 2023-8A , Class B , 6 .66% , 2/20/30 (a) .. 750 791
CarMax Auto Owner Trust , Series 2022-3 , Class D , 6 .20% , 1/16/29 , Callable 9/15/26 @ 100 . 250 253
Chesapeake Funding II LLC ...............................................
Series 2023-2A , Class A1 , 6 .16% , 10/15/35 , Callable 10/15/26 @ 100 (a) ........... 127 128
Series 2023-2A , Class C , 6 .15% , 10/15/35 , Callable 10/15/26 @ 100 (a) ............ 382 393
Credit Acceptance Auto Loan Trust , Series 2024-3A , Class B , 4 .85% , 11/15/34 , Callable
5/15/28 @ 100 (a) ................................................... 250 249
Drive Auto Receivables Trust , Series 2021-2 , Class D , 1 .39% , 3/15/29 , Callable 10/15/25 @
100 ............................................................. 223 221
Ent Auto Receivables Trust , Series 2023-1A , Class A4 , 6 .26% , 11/15/29 , Callable 1/15/28 @
100 (a) ........................................................... 250 256
Enterprise Fleet Financing LLC .............................................
Series 2023-3 , Class A3 , 6 .41% , 6/20/30 , Callable 7/20/27 @ 100 (a) .............. 500 520
Series 2024-1 , Class A2 , 5 .23% , 3/20/30 , Callable 8/20/27 @ 100 (a) .............. 287 289
Series 2024-2 , Class A4 , 5 .69% , 12/20/30 , Callable 2/20/28 @ 100 (a) ............. 328 339
FCCU Auto Receivables Trust , Series 2024-1A , Class A4 , 5 .46% , 4/15/30 , Callable 11/15/27
@ 100 (a) ......................................................... 202 206
Ford Credit Auto Lease Trust ..............................................
Series 2023-B , Class B , 6 .20% , 2/15/27 , Callable 3/15/26 @ 100 ................. 250 252
Series 2023-B , Class C , 6 .43% , 4/15/27 , Callable 3/15/26 @ 100 ................. 393 397
Foursight Capital Automobile Receivables Trust , Series 2023-1 , Class A3 , 5 .39% , 12/15/27 ,
Callable 9/15/26 @ 100 (a) ............................................ 240 240
GLS Auto Receivables Issuer Trust , Series 2021-2A , Class E , 2 .87% , 5/15/28 , Callable 2/15/26
@ 100 (a) ......................................................... 250 247
GLS Auto Select Receivables Trust , Series 2023-2A , Class C , 7 .31% , 1/15/30 , Callable 8/15/28
@ 100 (a) ......................................................... 500 527
GM Financial Automobile Leasing Trust , Series 2024-1 , Class B , 5 .33% , 3/20/28 , Callable
7/20/26 @ 100 ..................................................... 400 403
Hertz Vehicle Financing III LLC , Series 2023-3A , Class B , 6 .53% , 2/25/28 (a) ........... 750 761
Huntington Bank Auto Credit-Linked Notes , Series 2024-1 , Class B2 , 5 .70%
( SOFR30A + 140 bps ) , 5/20/32 , Callable 11/20/27 @ 100 (a) (b) ................... 147 148
LAD Auto Receivables Trust , Series 2023-4A , Class B , 6 .39% , 10/16/28 , Callable 11/15/27 @
100 (a) ........................................................... 350 356
Lobel Automobile Receivables Trust , Series 2025-1 , Class C , 5 .70% , 1/15/30 , Callable
10/15/27 @ 100 (a) .................................................. 225 228
Merchants Fleet Funding LLC ..............................................
Series 2023-1A , Class A , 7 .21% , 5/20/36 , Callable 5/20/26 @ 100 (a) .............. 250 251
Series 2024-1A , Class C , 6 .18% , 4/20/37 , Callable 4/20/27 @ 100 (a) .............. 250 255
OCCU Auto Receivables Trust , Series 2023-1A , Class A4 , 6 .29% , 9/17/29 , Callable 11/15/27
@ 100 (a) ......................................................... 463 473
Oscar US Funding XVII LLC , Series 2024-2A , Class A3 , 4 .47% , 3/12/29 , Callable 11/10/28 @
100 (a) ........................................................... 350 349
PenFed Auto Receivables Owner Trust , Series 2024-A , Class B , 4 .97% , 5/15/30 , Callable
1/15/29 @ 100 (a) ................................................... 400 402
Prestige Auto Receivables Trust , Series 2025-1A , Class C , 5 .52% , 2/15/30 , Callable 5/15/29 @
100 (a) ........................................................... 88 89
Santander Bank Auto Credit-Linked Notes , Series 2023-A , Class D , 7 .08% , 6/15/33 , Callable
5/15/27 @ 100 (a) ................................................... 77 78
Santander Drive Auto Receivables Trust .......................................
Series 2022-2 , Class B , 3 .44% , 9/15/27 , Callable 6/15/26 @ 100 ................. 56 56
Series 2023-1 , Class B , 4 .98% , 2/15/28 , Callable 1/15/27 @ 100 ................. 177 177
SCCU Auto Receivables Trust ..............................................
Series 2023-1A , Class A4 , 5 .70% , 8/15/29 , Callable 11/15/27 @ 100 (a) ............ 225 229
Series 2023-1A , Class B , 6 .08% , 11/15/29 , Callable 11/15/27 @ 100 (a) ............ 250 258
Securitized Term Auto Receivables Trust , Series 2025-A , Class C , 5 .19% , 7/25/31 , Callable
1/25/28 @ 100 (a) ................................................... 88 88
Tesla Auto Lease Trust ...................................................
Series 2023-A , Class B , 6 .41% , 7/20/27 , Callable 8/20/25 @ 100 (a) ............... 300 300
Series 2023-B , Class A4 , 6 .22% , 3/22/27 , Callable 10/20/25 @ 100 (a) ............. 223 224

Victory Portfolios
Victory Low Duration Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
U.S. Bank NA , Series 2023-1 , Class B , 6 .79% , 8/25/32 , Callable 9/25/26 @ 100 (a) ........ $ 166 $ 168
Westlake Automobile Receivables Trust .......................................
Series 2023-1A , Class B , 5 .41% , 1/18/28 , Callable 1/15/27 @ 100 (a) .............. 625 626
Series 2023-2A , Class B , 6 .14% , 3/15/28 , Callable 12/15/26 @ 100 (a) ............. 946 948
12,304
ABS Card (0.8%):
Master Credit Card Trust II , Series 2023-1A , Class C , 5 .87% , 6/21/27 (a) ............... 250 250
Trillium Credit Card Trust II , Series 2023-3A , Class B , 6 .26% , 8/26/28 (a) .............. 500 501
751
ABS Other (9.7%):
Amur Equipment Finance Receivables XIII LLC , Series 2024-1A , Class A2 , 5 .38% , 1/21/31 ,
Callable 3/20/28 @ 100 (a) ............................................ 273 276
Auxilior Term Funding LLC ...............................................
Series 2023-1A , Class B , 6 .05% , 6/17/30 , Callable 2/15/28 @ 100 (a) .............. 206 212
Series 2024-1A , Class B , 5 .69% , 7/15/31 , Callable 3/15/29 @ 100 (a) .............. 123 127
Capital Automotive REIT , Series 2024-3A , Class A1 , 4 .40% , 10/15/54 , Callable 10/15/27 @
100 (a) ........................................................... 220 213
CARS-DB7 LP , Series 2023-1A , Class A1 , 5 .75% , 9/15/53 , Callable 9/15/26 @ 100 (a) ..... 469 472
CCG Receivables Trust , Series 2023-2 , Class C , 6 .45% , 4/14/32 , Callable 9/14/27 @ 100 (a) . 500 516
Clarus Capital Funding LLC , Series 2024-1A , Class B , 4 .79% , 8/20/32 , Callable 4/20/28 @
100 (a) ........................................................... 175 175
Cloud Capital Holdco LP , Series 2024-1A , Class A2 , 5 .78% , 11/22/49 , Callable 11/22/27 @
100 (a) ........................................................... 250 253
CP EF Asset Securitization II LLC , Series 2023-1A , Class A , 7 .48% , 3/15/32 , Callable 7/15/27
@ 100 (a) ......................................................... 84 85
Crossroads Asset Trust , Series 2024-A , Class B , 5 .94% , 8/20/30 , Callable 2/20/28 @ 100 (a) . 336 344
CyrusOne Data Centers Issuer I LLC , Series 2024-2A , Class A2 , 4 .50% , 5/20/49 , Callable
5/20/27 @ 100 (a) ................................................... 465 453
Daimler Trucks Retail Trust , Series 2023-1 , Class A3 , 5 .90% , 3/15/27 , Callable 9/15/26 @ 100 422 425
Dell Equipment Finance Trust , Series 2023-3 , Class B , 6 .05% , 4/23/29 , Callable 5/22/26 @
100 (a) ........................................................... 250 252
Dext ABS LLC , Series 2023-2 , Class B , 6 .41% , 5/15/34 , Callable 3/15/28 @ 100 (a) ....... 250 255
DLLMT LLC , Series 2024-1A , Class A4 , 4 .98% , 4/20/32 , Callable 5/20/28 @ 100 (a) ...... 281 286
Ford Credit Floorplan Master Owner Trust A , Series 2024-4 , Class B , 4 .61% , 9/15/31 (a) .... 350 353
Granite Park Equipment Leasing LLC , Series 2023-1A , Class A3 , 6 .46% , 9/20/32 , Callable
11/20/29 @ 100 (a) .................................................. 159 162
GreatAmerica Leasing Receivables Funding LLC , Series 2025-1 , Class B , 4 .77% , 1/15/32 ,
Callable 5/15/29 @ 100 (a) ............................................ 250 250
HPEFS Equipment Trust ..................................................
Series 2023-2A , Class C , 6 .48% , 1/21/31 , Callable 12/20/26 @ 100 (a) ............. 750 755
Series 2024-1A , Class C , 5 .33% , 5/20/31 , Callable 7/20/27 @ 100 (a) .............. 500 501
MMAF Equipment Finance LLC , Series 2024-A , Class A3 , 4 .95% , 7/14/31 , Callable 10/13/30
@ 100 (a) ......................................................... 250 254
NMEF Funding LLC , Series 2024-A , Class B , 5 .32% , 12/15/31 , Callable 5/15/28 @ 100 (a) .. 350 350
PEAC Solutions Receivables LLC , Series 2024-2A , Class B , 4 .83% , 10/20/31 , Callable
7/20/27 @ 100 (a) ................................................... 313 313
Post Road Equipment Finance LLC , Series 2024-1A , Class C , 5 .81% , 10/15/30 , Callable
4/15/27 @ 100 (a) ................................................... 424 430
SCF Equipment Leasing LLC , Series 2023-1A , Class C , 6 .77% , 8/22/33 , Callable 4/20/30 @
100 (a) ........................................................... 250 258
Tricon Residential Trust , Series 2024-SFR4 , Class B , 4 .65% , 11/17/41 , Callable 11/17/29 @
100 (a) (c) ......................................................... 300 295
VB-S1 Issuer LLC - VBTEL , Series 2024-1A , Class C2 , 5 .59% , 5/15/54 , Callable 5/15/27 @
100 (a) ........................................................... 250 253
Verdant Receivables LLC , Series 2025-1A , Class B , 5 .37% , 5/12/33 , Callable 6/12/29 @
100 (a) ........................................................... 250 253
Verizon Master Trust , Series 2024-2 , Class A , 4 .83% , 12/22/31 , Callable 12/20/28 @ 100 (a) . 250 255
Wingspire Equipment Finance LLC , Series 2024-1A , Class C , 5 .28% , 9/20/32 , Callable
11/20/27 @ 100 (a) .................................................. 146 146
9,172
Total Asset-Backed Securities (Cost $21,896)
a
a
a
22,227

Victory Portfolios
Victory Low Duration Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Collateralized Loan Obligations (0.3%)
Cash Flow CLO (0.3%):
Dryden CLO Ltd. , Series 2019-80A , Class AR , 5 .53% ( TSFR3M + 125 bps ) , 1/17/33 , Callable
7/17/25 @ 100 (a) (b) ................................................. $ 289 $ 289
Total Collateralized Loan Obligations (Cost $290)
a
a
a
289
Collateralized Mortgage Obligations (18.9%)
Agency CMO Other (4.8%):
Federal Home Loan Mortgage Corporation .....................................
Series 5270 , Class AB , 5 .50% , 1/25/49 ................................... 380 386
Series 5450 , Class KA , 4 .50% , 6/25/51 ................................... 351 347
Series 5478 , Class J , 5 .50% , 3/25/51 ..................................... 346 348
Federal National Mortgage Association .......................................
Series 2011-21 , Class PA , 4 .50% , 5/25/40 ................................. 428 426
Series 2022-88 , Class BA , 5 .50% , 7/25/47 ................................. 530 536
Series 2024-33 , Class PB , 5 .00% , 3/25/48 ................................. 243 243
Government National Mortgage Association ....................................
Series 2023-107 , Class PA , 5 .50% , 1/20/46 ................................ 640 645
Series 2023-128 , Class KA , 6 .00% , 6/20/47 ................................ 343 345
Series 2023-131 , Class P , 5 .50% , 6/20/48 .................................. 425 425
Series 2023-168 , Class GB , 6 .00% , 2/20/50 ................................ 434 438
Series 2024-160 , Class H , 4 .00% , 9/20/62 ................................. 205 202
Series 2024-97 , Class MC , 5 .00% , 1/20/64 ................................. 218 218
4,559
Commercial MBS (14.1%):
ALA Trust , Series 2025-OANA , Class A , 6 .04% ( TSFR1M + 174 bps ) , 6/15/40 (a) (b) (c) ...... 150 151
Banc of America Commercial Mortgage Trust , Series 2015-UBS7 , Class A4 , 3 .71% , 9/15/48 ,
Callable 9/15/25 @ 100 .............................................. 700 697
Bank , Series 2017-BNK9 , Class A3 , 3 .28% , 11/15/54 , Callable 12/15/29 @ 100 .......... 820 797
BPR Trust , Series 2022-STAR , Class A , 7 .54% ( TSFR1M + 323 bps ) , 8/15/39 (a) (b) (c) ...... 170 170
BX Trust , Series 2025-GW , Class A , 5 .90% ( TSFR1M + 160 bps ) , 7/15/42 (a) (b) (c) ......... 250 250
CFCRE Commercial Mortgage Trust .........................................
Series 2016-C3 , Class A2 , 3 .60% , 1/10/48 , Callable 1/10/26 @ 100 ............... 227 226
Series 2016-C3 , Class A3 , 3 .87% , 1/10/48 , Callable 1/10/26 @ 100 ............... 425 423
Series 2016-C4 , Class A4 , 3 .28% , 5/10/58 , Callable 11/10/26 @ 100 .............. 489 484
Citigroup Commercial Mortgage Trust ........................................
Series 2015-GC33 , Class A4 , 3 .78% , 9/10/58 , Callable 5/10/26 @ 100 ............. 785 783
Series 2015-P1 , Class A5 , 3 .72% , 9/15/48 , Callable 5/15/26 @ 100 ............... 214 213
Series 2016-P4 , Class A4 , 2 .90% , 7/10/49 , Callable 7/10/26 @ 100 ............... 725 711
COMM Mortgage Trust ..................................................
Series 2015-CR25 , Class A4 , 3 .76% , 8/10/48 , Callable 8/10/25 @ 100 ............. 261 260
Series 2024-277P , Class A , 6 .34% , 8/10/44 (a) (c) ............................. 300 316
CSAIL Commercial Mortgage Trust .........................................
Series 2015-C3 , Class A4 , 3 .72% , 8/15/48 , Callable 8/15/25 @ 100 ............... 235 234
Series 2015-C4 , Class A4 , 3 .81% , 11/15/48 , Callable 11/15/25 @ 100 ............. 597 595
Series 2016-C6 , Class A5 , 3 .09% , 1/15/49 , Callable 5/15/26 @ 100 ............... 696 689
DBJPM Mortgage Trust , Series 2016-C1 , Class A4 , 3 .28% , 5/10/49 , Callable 4/10/26 @ 100 . 500 494
GFH Mortgage Trust , Series 2025-IND , Class A , 5 .15% , 6/15/33 (a) (c) ................. 250 251
GS Mortgage Securities Trust ..............................................
Series 2015-GC32 , Class A4 , 3 .76% , 7/10/48 , Callable 7/10/25 @ 100 ............. 87 87
Series 2016-GS2 , Class A4 , 3 .05% , 5/10/49 , Callable 5/10/26 @ 100 .............. 700 692
HYT Commercial Mortgage Trust , Series 2024-RGCY , Class A , 6 .15% ( TSFR1M + 184 bps ) ,
9/15/41 (a) (b) (c) .................................................... 250 250
JPMBB Commercial Mortgage Securities Trust .................................
Series 2015-C31 , Class A3 , 3 .80% , 8/15/48 , Callable 8/15/25 @ 100 .............. 131 131
Series 2015-C33 , Class A4 , 3 .77% , 12/15/48 , Callable 11/15/25 @ 100 ............ 482 480
Series 2016-C1 , Class A5 , 3 .58% , 3/17/49 , Callable 2/15/26 @ 100 ............... 750 744
Morgan Stanley Bank of America Merrill Lynch Trust , Series 2016-C29 , Class A4 , 3 .33% ,
5/15/49 , Callable 5/15/26 @ 100 ........................................ 500 493
One Bryant Park Trust , Series 2019-OBP , Class A , 2 .52% , 9/15/54 (a) (c) ................ 200 182
SHR Trust , Series 2024-LXRY , Class A , 6 .26% ( TSFR1M + 195 bps ) , 10/15/41 (a) (b) (c) ..... 211 210

Victory Portfolios
Victory Low Duration Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
SWCH Commercial Mortgage Trust , Series 2025-DATA , Class A , 5 .75% ( TSFR1M + 144 bps ) ,
2/15/42 (a) (b) (c) .................................................... $ 250 $ 248
Wells Fargo Commercial Mortgage Trust ......................................
Series 2015-C30 , Class A4 , 3 .66% , 9/15/58 , Callable 8/15/25 @ 100 .............. 80 79
Series 2015-C31 , Class A4 , 3 .70% , 11/15/48 , Callable 11/15/25 @ 100 ............ 750 747
Series 2015-P2 , Class A4 , 3 .81% , 12/15/48 , Callable 12/15/25 @ 100 ............. 532 530
Series 2016-NXS6 , Class A4 , 2 .92% , 11/15/49 , Callable 10/15/26 @ 100 ........... 750 734
13,351
Private CMO Other (0.0%):(d)
GSR Mortgage Loan Trust , Series 2004-15F , Class 5A1 , 5 .50% , 1/25/20 , Callable 1/25/20 @
100 ............................................................. 13 12
Total Collateralized Mortgage Obligations (Cost $17,676)
a
a
a
17,922
Corporate Bonds (28.2%)
Communication Services (0.2%):
TEGNA, Inc. , 4 .63% , 3/15/28 , Callable 8/2/25 @ 100 ............................. 250 243
Consumer Discretionary (1.9%):
Daimler Truck Finance North America LLC , 5 .25% , 1/13/30 , Callable 12/13/29 @ 100 (a) (e) . 250 256
General Motors Financial Co., Inc. , 5 .05% , 4/4/28 ............................... 250 252
Mattel, Inc. , 5 .88% , 12/15/27 , Callable 8/2/25 @ 101.47 (a) ......................... 250 250
Nissan Motor Acceptance Co. LLC , 6 .95% , 9/15/26 (a) ............................ 500 504
Volkswagen Group of America Finance LLC , 4 .95% , 8/15/29 , Callable 7/15/29 @ 100 (a) ... 500 502
1,764
Consumer Staples (1.1%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC , 5 .88% , 2/15/28 ,
Callable 8/2/25 @ 101.47 (a) ........................................... 250 250
Coty, Inc. , 5 .00% , 4/15/26 , Callable 8/2/25 @ 100 (a) ............................. 200 200
Mars, Inc. , 4 .80% , 3/1/30 , Callable 2/1/30 @ 100 (a) .............................. 350 354
Sodexo, Inc. , 5 .15% , 8/15/30 , Callable 7/15/30 @ 100 (a) .......................... 250 254
1,058
Energy (1.4%):
Energy Transfer LP , 5 .63% , 5/1/27 , Callable 7/18/25 @ 100 (a) ...................... 500 500
EQT Corp. , 7 .50% , 6/1/27 , Callable 7/13/25 @ 101.88 (a) .......................... 250 255
Helmerich & Payne, Inc. , 4 .65% , 12/1/27 , Callable 11/1/27 @ 100 (a) .................. 350 347
HF Sinclair Corp. , 5 .00% , 2/1/28 , Callable 7/13/25 @ 101.25 ....................... 215 215
1,317
Financials (15.6%):
American Express Co. , 4 .73% ( SOFR + 126 bps ) , 4/25/29 , Callable 4/25/28 @ 100 (b) ....... 250 253
American National Group, Inc. , 5 .75% , 10/1/29 , Callable 9/1/29 @ 100 ................ 500 512
Ameriprise Financial, Inc. , 5 .70% , 12/15/28 , Callable 11/15/28 @ 100 ................. 350 367
Athene Global Funding , 5 .52% , 3/25/27 (a) ..................................... 250 254
Aviation Capital Group LLC , 6 .75% , 10/25/28 , Callable 9/25/28 @ 100 (a) .............. 500 532
Bank of America Corp. , 5 .43% ( SOFR + 105 bps ) , 2/4/28 , Callable 2/4/27 @ 100 (b) ........ 516 521
Citizens Financial Group, Inc. , 5 .65% ( H15T5Y + 531 bps ) , Callable 10/6/25 @ 100 (b) (f) .... 350 350
CNO Global Funding , 4 .95% , 9/9/29 (a) ....................................... 326 330
Corebridge Global Funding , 5 .90% , 9/19/28 (a) .................................. 500 522
Cullen/Frost Bankers, Inc. , 4 .50% , 3/17/27 , Callable 2/17/27 @ 100 ................... 250 244
Enact Holdings, Inc. , 6 .25% , 5/28/29 , Callable 4/28/29 @ 100 ....................... 500 519
F&G Annuities & Life, Inc. , 6 .50% , 6/4/29 , Callable 5/4/29 @ 100 ................... 500 516
First Horizon Corp. , 5 .51% ( SOFR + 177 bps ) , 3/7/31 , Callable 3/7/30 @ 100 (b) ........... 250 254
Ford Motor Credit Co. LLC , 3 .82% , 11/2/27 , Callable 8/2/27 @ 100 .................. 500 483
GA Global Funding Trust , 5 .50% , 1/8/29 (a) .................................... 400 410
HAT Holdings I LLC/HAT Holdings II LLC , 8 .00% , 6/15/27 , Callable 3/15/27 @ 100 (a) .... 350 364
JPMorgan Chase & Co. , 5 .59% ( SOFR + 118 bps ) , 2/24/28 , Callable 2/24/27 @ 100 (b) ...... 500 504
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. , 7 .00% , 7/15/31 ,
Callable 7/15/27 @ 103.5 (a) ........................................... 250 261
Metropolitan Life Global Funding I , 5 .40% , 9/12/28 (a) ............................ 500 518
New York Life Global Funding , 5 .45% , 9/18/26 (a) ............................... 500 507
NMI Holdings, Inc. , 6 .00% , 8/15/29 , Callable 7/15/29 @ 100 ....................... 500 514
Penske Truck Leasing Co. LP/PTL Finance Corp. , 5 .35% , 3/30/29 , Callable 2/28/29 @ 100 (a) 400 410

Victory Portfolios
Victory Low Duration Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Protective Life Global Funding , 5 .47% , 12/8/28 (a) ............................... $ 400 $ 414
Reliance Standard Life Global Funding II , 2 .75% , 1/21/27 (a) ........................ 350 338
RGA Global Funding , 6 .00% , 11/21/28 (a) ..................................... 400 419
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc. , 2 .88% , 10/15/26 , Callable 8/2/25 @
100.72 (a) ......................................................... 500 488
Sammons Financial Group, Inc. , 4 .45% , 5/12/27 , Callable 2/12/27 @ 100 (a) ............. 500 499
Santander Holdings USA, Inc. , 5 .47% ( SOFR + 161 bps ) , 3/20/29 , Callable 3/20/28 @ 100 (b) . 350 356
State Street Corp. , 5 .75% ( SOFR + 135 bps ) , 11/4/26 , Callable 11/4/25 @ 100 (b) .......... 657 660
The Bank of New York Mellon Corp. , 4 .41% ( SOFR + 135 bps ) , 7/24/26 , Callable 7/24/25 @
100 (b) ........................................................... 433 433
The Goldman Sachs Group, Inc. , 6 .29% ( SOFR + 185 bps ) , 3/15/28 , Callable 3/15/27 @ 100 (b) 500 508
Truist Bank , 3 .80% , 10/30/26 , Callable 9/30/26 @ 100 ............................ 500 495
U.S. Bancorp , 4 .55% ( SOFR + 166 bps ) , 7/22/28 , Callable 7/22/27 @ 100 (b) ............. 500 501
UL Solutions, Inc. , 6 .50% , 10/20/28 , Callable 9/20/28 @ 100 (a) ..................... 500 526
14,782
Health Care (2.2%):
Centene Corp. , 4 .25% , 12/15/27 , Callable 7/18/25 @ 100.71 ........................ 621 612
Health Care Service Corp. A Mutual Legal Reserve Co. , 5 .20% , 6/15/29 , Callable 5/15/29 @
100 (a) ........................................................... 500 510
Lifespan Corp. , 5 .05% , 2/15/30 , Callable 8/15/29 @ 100 ........................... 300 304
Universal Health Services, Inc. , 1 .65% , 9/1/26 , Callable 8/1/26 @ 100 ................. 687 663
2,089
Industrials (2.0%):
American Airlines Pass Through Trust , 3 .60% , 9/22/27 ............................ 688 668
GXO Logistics, Inc. , 6 .25% , 5/6/29 , Callable 4/6/29 @ 100 ......................... 400 418
United Airlines Pass Through Trust
4 .00% , 4/11/26 ..................................................... 228 226
5 .88% , 10/15/27 .................................................... 99 101
3 .45% , 12/1/27 .................................................... 296 286
Weir Group, Inc. , 5 .35% , 5/6/30 , Callable 4/6/30 @ 100 (a) ......................... 197 199
1,898
Information Technology (0.3%):
Keysight Technologies, Inc. , 5 .35% , 7/30/30 , Callable 6/30/30 @ 100 ................. 250 258
Materials (0.9%):
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP , 4 .75% , 5/15/30 ,
Callable 4/15/30 @ 100 (a) ............................................ 350 354
Fortitude Group Holdings LLC , 6 .25% , 4/1/30 , Callable 1/1/30 @ 100 (a) ............... 500 515
869
Real Estate (2.4%):
CBRE Services, Inc. , 4 .80% , 6/15/30 , Callable 5/15/30 @ 100 ....................... 300 301
EPR Properties , 4 .50% , 6/1/27 , Callable 3/1/27 @ 100 ............................ 250 249
GLP Capital LP/GLP Financing II, Inc. , 5 .38% , 4/15/26 , Callable 1/15/26 @ 100 ......... 500 500
Regency Centers LP , 3 .90% , 11/1/25 , Callable 8/2/25 @ 100 ........................ 694 691
SBA Tower Trust , 4 .83% , 10/15/29 , Callable 10/15/27 @ 100 (a) ..................... 500 501
2,242
Utilities (0.2%):
The Southern Co. , 4 .00% ( H15T5Y + 373 bps ) , 1/15/51 , Callable 10/15/25 @ 100 (b) ........ 250 249
Total Corporate Bonds (Cost $26,302)
a
a
a
26,769
Yankee Dollars (11.5%)
Consumer Discretionary (0.3%):
Melco Resorts Finance Ltd. , 5 .25% , 4/26/26 , Callable 8/2/25 @ 100 (a) ................ 250 249
Energy (0.6%):
Var Energi ASA , 7 .50% , 1/15/28 , Callable 12/15/27 @ 100 (a) ....................... 500 530
Financials (8.3%):
ABN AMRO Bank NV , 6 .34% ( H15T1Y + 165 bps ) , 9/18/27 , Callable 9/18/26 @ 100 (a) (b) ... 420 429
Aspen Insurance Holdings Ltd. , 5 .75% , 7/1/30 , Callable 6/1/30 @ 100 ................. 152 155
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand , 5 .62% ,
12/10/29 , Callable 11/10/29 @ 100 (a) .................................... 181 185

Victory Portfolios
Victory Low Duration Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Bank of Montreal , 5 .72% , 9/25/28 , Callable 8/25/28 @ 100 ......................... $ 500 $ 521
Barclays PLC , 6 .49% ( SOFR + 222 bps ) , 9/13/29 , Callable 9/13/28 @ 100 (b) ............. 750 793
Canadian Imperial Bank of Commerce , 5 .93% , 10/2/26 ............................ 500 510
Danske Bank A/S , 6 .26% ( H15T1Y + 118 bps ) , 9/22/26 , Callable 9/22/25 @ 100 (a) (b) ...... 750 752
Deutsche Bank AG , 5 .61% ( SOFR + 122 bps ) , 11/16/27 , Callable 11/16/26 @ 100 (b) ....... 500 500
Enstar Group Ltd. , 4 .95% , 6/1/29 , Callable 3/1/29 @ 100 .......................... 500 503
Essent Group Ltd. , 6 .25% , 7/1/29 , Callable 6/1/29 @ 100 .......................... 250 259
Nationwide Building Society , 6 .56% ( SOFR + 191 bps ) , 10/18/27 , Callable 10/18/26 @
100 (a) (b) ......................................................... 500 512
Phoenix Group Holdings PLC , 5 .38% , 7/6/27 , MTN .............................. 500 502
Societe Generale SA , 5 .52% ( H15T1Y + 150 bps ) , 1/19/28 , Callable 1/19/27 @ 100 (a) (b) .... 500 505
Svenska Handelsbanken AB , 5 .50% , 6/15/28 (a) ................................. 750 775
Swedbank AB , 6 .14% , 9/12/26 (a) ........................................... 500 511
UBS Group AG , 4 .28% , 1/9/28 , Callable 1/9/27 @ 100 (a) .......................... 500 498
7,910
Industrials (1.0%):
Air Canada Pass Through Trust , 3 .75% , 12/15/27 (a) .............................. 156 151
Element Fleet Management Corp. , 6 .32% , 12/4/28 , Callable 11/4/28 @ 100 (a) ........... 500 527
Tyco Electronics Group SA , 4 .50% , 2/9/31 , Callable 1/9/31 @ 100 ................... 250 250
928
Information Technology (0.8%):
CGI, Inc. , 4 .95% , 3/14/30 , Callable 2/14/30 @ 100 (a) ............................. 250 253
Open Text Corp. , 6 .90% , 12/1/27 , Callable 11/1/27 @ 100 (a) ........................ 500 518
771
Utilities (0.5%):
Algonquin Power & Utilities Corp. , 5 .37% , 6/15/26 (g) ............................ 500 503
Total Yankee Dollars (Cost $10,595)
a
a
a
10,891
Municipal Bonds (0.7%)
Maryland (0.3%):
Maryland Economic Development Corp. Revenue , 4 .79% , 11/30/29 ................... 250 253
Massachusetts (0.2%):
Massachusetts Educational Financing Authority Revenue , Series A , 5 .52% , 7/1/35 ........ 200 204
Ohio (0.2%):
Columbus Metropolitan Housing Authority Revenue , 5 .38% , 9/1/28 , Continuously Callable
@100 ........................................................... 200 203
Total Municipal Bonds (Cost $650)
a
a
a
660
U.S. Government Agency Mortgages (2.6%)
Farm Credit Bank of Texas
Series 4 , 5 .70% ( H15T5Y + 542 bps ) (a) (b) (f) ................................ 250 249
Federal Home Loan Mortgage Corporation
7 .00% , 9/1/38 ..................................................... 1 2
5 .50% , 10/1/38 .................................................... 328 335
5 .00% , 8/1/40 ..................................................... 300 304
641
Federal National Mortgage Association
6 .00% , 2/1/37 ..................................................... 424 440
5 .00% , 2/1/41 - 10/1/41 .............................................. 1,154 1,169
1,609
Total U.S. Government Agency Mortgages (Cost $2,623)
a
a
a
2,499
U.S. Treasury Obligations (11.1%)
U.S. Treasury Notes
3 .50% , 9/15/25 .................................................... 250 250
4 .50% , 7/15/26 .................................................... 1,650 1,659
1 .13% , 10/31/26 .................................................... 425 410
4 .00% , 1/15/27 .................................................... 500 501

Victory Portfolios
Victory Low Duration Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
3 .88% , 11/30/27 .................................................... $ 1,500 $ 1,506
4 .00% , 6/30/28 .................................................... 1,000 1,008
1 .25% , 9/30/28 .................................................... 825 763
2 .75% , 5/31/29 .................................................... 1,600 1,543
3 .75% , 6/30/30 .................................................... 2,850 2,843
Total U.S. Treasury Obligations (Cost $10,373)
a
a
a
10,483
Commercial Paper (2.5%)
Consumer Staples (0.5%):
Jbs USA Hold Food GRP , 4 .90% , 7/1/25 (a) (h) .................................. 500 500
Industrials (1.1%):
Global Payments, Inc. , 4 .90% , 7/3/25 (a) (h) .................................... 1,000 999
Materials (0.9%):
FMC Corp. , 5 .12% , 7/1/25 (a) (h) ............................................ 900 900
Total Commercial Paper (Cost $2,400)
a
a
a
2,399
Shares
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .23% (i) ........ 13,344 14
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .27% (i) ............ 13,344 13
Invesco Government & Agency Portfolio, Institutional Shares , 4 .29% (i) ................ 13,344 13
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .24% (i) . 13,344 13
Total Collateral for Securities Loaned (Cost $53)
a
a
a
53
Total Investments (Cost $92,858) — 99.4% 94,192
Other assets in excess of liabilities —  0.6% 533
NET ASSETS - 100.00% $ 94,725
At June 30, 2025, the Fund's investments in foreign securities were 12.7% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2025, the fair value of these securities was $43,946
(thousands) and amounted to 46.4% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2025.
(c) Security is interest only.
(d) Amount represents less than 0.05% of net assets.
(e) All or a portion of this security is on loan.
(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(h) Rate represents the effective yield at June 30, 2025.
(i) Rate disclosed is the daily yield on June 30, 2025.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2025.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2025.
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
SOFR
—
Secured Overnight Financing Rate
SOFR30A
—
30 day average of SOFR, rate disclosed as of June 30, 2025.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of June 30, 2025.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of June 30, 2025.

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios
Victory High Yield Fund
10
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (0.4%)
ABS Other (0.4%):
Frontier Issuer LLC, Series 2023-1, Class C, 11.50%, 8/20/53, Callable 7/20/26 @ 100(a) ... $ 460 $ 484
Total Asset-Backed Securities (Cost $487)
a
a
a
484
Shares
Common Stocks (0.9%)
Consumer Discretionary (0.3%):
Jo-Ann Stores LLC(b)(c) ................................................. 3,118 —(d)
Men's Wearhouse, Inc.(b)(c) ............................................... 20,063 401
401
Health Care (0.6%):
Air Methods Corp.(b) .................................................... 11,817 739
Covis Parent SCA, Class A Shares(b)(e) ....................................... 1,622 —
Covis Parent SCA, Class B Shares(b)(e) ....................................... 1,622 —
Covis Parent SCA, Class C Shares(b)(e) ....................................... 1,622 —
Covis Parent SCA, Class D Shares(b)(e) ...................................... 1,622 —
Covis Parent SCA, Class E Shares(b)(e) ....................................... 1,622 —
739
Total Common Stocks (Cost $231)
a
a
a
1,140
Principal Amount
(000)
Senior Secured Loans (7.5%)
Communication Services (0.7%):
AMC Entertainment Holdings, Inc., Initial Exchange Term Loans, First Lien, 11.32%
(SOFR01M+700bps), 1/4/29(f) ......................................... 362 365
Zayo Group Holdings, Inc., 2022 Incremental Term Loans, First Lien, 8.58%
(SOFR01M+425bps), 3/9/27(f) ......................................... 447 429
794
Consumer Discretionary (2.8%):
Fleet Midco I Ltd., Term Loan B2, First Lien, 7.06% (SOFR06M+275bps), 2/10/31 (f) ...... 907 908
Getty Images, Inc., Dollar Fixed Rate Term B-1 Loans, First Lien, 2/14/30(g) ............ 125 124
Great Outdoors Group LLC, Term Loan B, First Lien, 7.58% (SOFR01M+325bps), 3/5/32(f) . 149 149
Men's Wearhouse, Inc., Term Loans, First Lien, 10.76% (SOFR03M+650bps), 2/21/29(f) ... 478 474
Ontario Gaming GTA LP, Term B Loans, First Lien, 8.55% (SOFR03M+425bps), 8/1/30(f) .. 105 104
Petco Health and Wellness Co., Inc., Initial Term Loans, First Lien, 7.81%
(SOFR03M+325bps), 2/25/28(f) ........................................ 699 643
PetSmart, Inc., Initial Term Loans, First Lien, 2/14/28(g) ........................... 130 128
Virgin Media Bristol LLC, N Facility, First Lien, 6 .81% (SOFR01M+250bps), 1/31/28,
Callable 8/2/25 @ 100(f) ............................................. 1,000 986
3,516
Energy (0.0%):(h)
Hilcorp Energy I LP, Initial Loan, First Lien, 6.31% (SOFR01M+200bps), 2/5/30, Callable
8/2/25 @ 101(f) .................................................... 50 50
Financials (1.0%):
1261229 BC Ltd., Initial Term Loans, First Lien, 10.56% (SOFR01M+625bps), 10/8/30(f) .. 100 96
Central Parent LLC, 2024 Refinancing Term Loan, First Lien, 7.55% (SOFR03M+325bps),
7/6/29(f) ......................................................... 205 171
CP Atlas Buyer, Inc., Term Loan, First Lien, 11/23/27(g) ........................... 200 199
Level 3 Financing, Inc., Term B-3 Commitment, First Lien, 3/22/32(g) ................. 300 303
Pcf Insurance Services of The West LLC, 7.56% (SOFR01M+325bps), 6/17/32(f) ......... 102 102
Polaris Newco LLC, Dollar Term Loan, First Lien, 8.03% (SOFR03M+375bps), 6/4/28(f) ... 125 121
Voyager Parent LLC, Term Loan B, First Lien, 5/10/32(g) .......................... 200 198
1,190
Health Care (1.4%):
Bausch + Lomb Corp., Third Amendment Term Loan, First Lien, 12/18/30(g) ............ 150 150
Covis Pharma Holdings SARL, Dollar Term B Loans, First Lien, 2/18/27(g) ............. 1,500 559

Victory Portfolios
Victory High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
LifeScan Global Corporation, Initial Term Loan, First Lien, 10.92% ( SOFR03M+650bps),
12/31/26(f) ....................................................... $ 1,496 $ 951
1,660
Industrials (1.6%):
Cotiviti, Inc., Initial Fixed Rate Term Loans, First Lien, 4/30/31(g) ................... 1,125 1,129
The GEO Group, Inc., Term Loan, First Lien, 9.58% (SOFR01M+525bps ), 4/14/29(f) ...... 381 381
TKC Holdings, Inc., Closing Date Initial Term Loan, First Lien, 9.32% (SOFR01M+500bps),
5/15/28(f) ........................................................ 195 195
Twitter, Inc., Tranche B-1 Loan, First Lien, 10.80% (SOFR03M+650bps), 10/26/29(f) ...... 199 194
1,899
Total Senior Secured Loans (Cost $10,553)
a
a
a
9,109
Corporate Bonds (61.6%)
Communication Services (14.3%):
AMC Networks, Inc.
10.25%, 1/15/29 , Callable 1/15/26 @ 105.13(a) ............................. 225 233
10.50%, 7/15/32, Callable 7/15/28 @ 105.25(a) ............................. 204 207
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/34, Callable 1/15/28 @
102.13(a) ......................................................... 1,535 1,366
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 6/15/29, Callable
8/2/25 @ 104(a) .................................................... 1,750 1,448
Clear Channel Outdoor Holdings, Inc.
7.50%, 6/1/29, Callable 8/2/25 @ 101.88(a)(i) .............................. 196 181
7.88%, 4/1/30 , Callable 10/1/26 @ 103.94(a) ............................... 1,200 1,239
Cogent Communications Group LLC/Cogent Finance, Inc., 6.50%, 7/1/32, Callable 7/1/28 @
103.25(a) ......................................................... 306 301
Consolidated Communications, Inc., 6.50%, 10/1/28, Callable 7/13/25 @ 103.25(a) ....... 450 458
CSC Holdings LLC
11.75%, 1/31/29, Callable 1/31/26 @ 105.88(a) ............................. 900 853
6.50%, 2/1/29, Callable 7/13/25 @ 102.17(a) ............................... 2,800 2,275
Cumulus Media New Holdings, Inc., 8.00%, 7/1/29, Callable 8/2/25 @ 100(a) ........... 2,028 574
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
5.88%, 8/15/27, Callable 8/2/25 @ 102.94(a) ............................... 308 307
10.00%, 2/15/31, Callable 2/15/27 @ 105(a) ............................... 558 542
DISH Network Corp., 11.75%, 11/15/27, Callable 8/2/25 @ 105.88(a) ................. 494 509
Dotdash Meredith, Inc., 7.63%, 6/15/32, Callable 6/15/28 @ 103.81(a) ................. 204 198
Echostar Corp., 10.75%, 11/30/29, Callable 11/30/26 @ 105.38 ...................... 391 402
Frontier Communications Holdings LLC
5.88% , 10/15/27, Callable 8/2/25 @ 101.47(a) .............................. 1,750 1,751
6.75%, 5/1/29, Callable 8/2/25 @ 101.69(a) ................................ 380 385
Gray Media, Inc.
10.50%, 7/15/29, Callable 7/15/26 @ 105.25(a) ............................. 229 246
5.38%, 11/15/31, Callable 11/15/26 @ 102.69(a)(i) ........................... 476 356
Lamar Media Corp., 3.63%, 1/15/31, Callable 1/15/26 @ 101.81 ..................... 104 96
Match Group Holdings II LLC, 4.63%, 6/1/28, Callable 7/13/25 @ 100(a) .............. 300 293
News Corp., 5.13%, 2/15/32, Callable 2/15/27 @ 102.56 (a) ......................... 150 147
Scripps Escrow II, Inc.
3.88%, 1/15/29, Callable 8/2/25 @ 100.97(a) ............................... 650 568
5.38%, 1/15/31, Callable 1/15/26 @ 102.69(a) .............................. 250 173
Sinclair Television Group, Inc.
5.50%, 3/1/30, Callable 8/2/25 @ 102.75(a) ................................ 1,677 1,359
8.13%, 2/15/33, Callable 2/15/28 @ 104.06(a) .............................. 280 284
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 8.63%, 6/15/32, Callable 6/15/28
@ 104.31(a) ...................................................... 102 103
Univision Communications, Inc., 7 .38%, 6/30/30, Callable 8/2/25 @ 103.69(a) ........... 350 344
Warnermedia Holdings, Inc., 5.05%, 3/15/42, Callable 9/15/41 @ 100 ................. 306 181
17,379
Consumer Discretionary (8.5%):
Amsted Industries, Inc., 6.38%, 3/15/33 , Callable 3/15/28 @ 103.19(a) ................ 533 542
Asbury Automotive Group, Inc., 5.00%, 2/15/32, Callable 11/15/26 @ 102.5(a) .......... 1,000 952

Victory Portfolios
Victory High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 4/1/30, Callable 8/2/25 @
102.31(a) ......................................................... $ 565 $ 537
Beazer Homes USA, Inc., 7.50%, 3/15/31, Callable 3/15/27 @ 103.75(a) ............... 650 660
Boyd Gaming Corp., 4.75%, 6/15/31, Callable 6/15/26 @ 102.38(a) ................... 150 144
Boyne USA, Inc., 4.75%, 5/15/29, Callable 8/2/25 @ 101.19(a) ...................... 329 319
Caesars Entertainment, Inc.
8.13%, 7/1/27, Callable 7/8/25 @ 100(a) .................................. 713 713
6.50%, 2/15/32, Callable 2/15/27 @ 103.25(a)(i) ............................ 882 904
CEC Entertainment LLC, 6.75%, 5/1/26, Callable 8/2/25 @ 100(a) ................... 101 100
Century Communities, Inc., 3.88%, 8/15/29, Callable 2/15/29 @ 100(a) ................ 300 278
Churchill Downs, Inc., 6.75%, 5/1/31, Callable 5/1/26 @ 103.38(a) ................... 125 129
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30, Callable
8/2/25 @ 103.38(a) ................................................. 260 240
Group 1 Automotive, Inc., 6.38%, 1/15/30, Callable 7/15/26 @ 103.19(a) ............... 175 180
Hanesbrands, Inc., 9.00%, 2/15/31, Callable 2/15/26 @ 104.5(a)(i) .................... 225 238
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31, Callable 5/1/26 @ 102(a) ........... 300 282
Las Vegas Sands Corp., 6.20%, 8/15/34, Callable 5/15/34 @ 100 ..................... 99 101
LBM Acquisition LLC, 6.25%, 1/15/29, Callable 8/2/25 @ 101.56(a) .................. 250 218
Light & Wonder International, Inc., 7.00%, 5/15/28, Callable 7/18/25 @ 100(a) .......... 350 351
Lithia Motors, Inc., 4.38%, 1/15/31, Callable 10/15/25 @ 102.19(a) ................... 1,592 1,513
M/I Homes, Inc., 4.95%, 2/1/28, Callable 7/18/25 @ 101.24 ........................ 410 407
Newell Brands, Inc., 6.88%, 4/1/36, Callable 10/1/35 @ 100(i) ...................... 80 77
Nordstrom, Inc., 4.38%, 4/1/30, Callable 1/1/30 @ 100 ............................ 147 136
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29, Callable 8/2/25 @ 101.94(a) ...... 175 170
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100(a) . 150 122
Saks Global Enterprises LLC, 11.00%, 12/15/29, Callable 12/15/26 @ 105.5(a)(i) ......... 365 138
Taylor Morrison Communities, Inc.
5.75%, 1/15/28, Callable 10/15/27 @ 100(a) ............................... 175 177
5.13%, 8/1/30, Callable 2/1/30 @ 100(a) .................................. 188 187
Vail Resorts, Inc., 6.50%, 5/15/32, Callable 5/15/27 @ 103.25(a) ..................... 135 140
ZF North America Capital, Inc., 6.88%, 4/23/32, Callable 2/23/32 @ 100(a) ............. 450 416
10,371
Consumer Staples (4.0%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.50%, 2/15/28,
Callable 8/2/25 @ 103.25 (a) ........................................... 1,000 1,024
Edgewell Personal Care Co., 4.13%, 4/1/29, Callable 7/13/25 @ 101.03(a) .............. 315 298
Goat Holdco LLC, 6.75%, 2/1/32, Callable 2/1/28 @ 103.38(a) ...................... 250 254
Performance Food Group, Inc., 6.13%, 9/15/32, Callable 9/15/27 @ 103.06(a) ........... 750 768
Post Holdings, Inc.
6.25%, 2/15/32, Callable 2/15/27 @ 103.13(a) .............................. 1,087 1,118
6.38%, 3/1/33, Callable 9/1/27 @ 103.19(a) ................................ 90 91
Quikrete Holdings, Inc., 6.38%, 3/1/32, Callable 3/1/28 @ 103.19(a) .................. 558 574
U.S. Foods, Inc., 5.75%, 4/15/33, Callable 10/15/27 @ 102.88(a) ..................... 724 725
4,852
Energy (3.7%):
CITGO Petroleum Corp., 8.38%, 1/15/29, Callable 10/15/25 @ 104.19(a) ............... 740 770
Civitas Resources, Inc., 9.63%, 6/15/33, Callable 6/15/28 @ 104.81(a) ................. 306 314
Harvest Midstream I LP, 7.50%, 5/15/32, Callable 5/15/27 @ 103.75(a) ................ 260 275
Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35, Callable 2/15/30 @ 103.63(a) ... 424 415
Moss Creek Resources Holdings, Inc., 8.25%, 9/1/31, Callable 9/1/27 @ 104.13(a) ........ 200 194
Murphy Oil USA, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88(a) ................. 275 254
Permian Resources Operating LLC
5 .88%, 7/1/29, Callable 8/2/25 @ 101.47(a) ................................ 280 281
6.25%, 2/1/33, Callable 8/1/27 @ 103.13(a) ................................ 348 351
Sunoco LP
7.25%, 5/1/32, Callable 5/1/27 @ 103.63(a) ................................ 287 301
6.25%, 7/1/33, Callable 7/1/28 @ 103.13(a) ................................ 400 407
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.38%, 2/15/29, Callable
2/15/26 @ 103.69(a) ................................................ 130 133
Venture Global LNG, Inc., 9.88%, 2/1/32, Callable 2/1/27 @ 104.94(a) ................ 210 227
Venture Global Plaquemines LNG LLC, 7.75%, 5/1/35, Callable 12/1/34 @ 100(a) ........ 300 325
Viper Energy, Inc., 7.38%, 11/1/31, Callable 11/1/26 @ 103.69(a) .................... 35 37

Victory Portfolios
Victory High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Vital Energy, Inc., 7.88%, 4/15/32, Callable 4/15/27 @ 103.94(a)(i) ................... $ 225 $ 192
4,476
Financials (4.4%):
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/6/30, Callable 5/15/26 @ 103.75(a) ....... 168 173
Arsenal AIC Parent LLC, 8.00%, 10/1/30, Callable 10/1/26 @ 104(a) .................. 875 934
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc., 9.50%, 7/1/32, Callable
7/1/28 @ 104.75(a) ................................................. 300 307
Beach Acquisition Bidco LLC, 10.00%, 7/15/33, Callable 7/15/28 @ 103(a) ............. 155 161
Boost Newco Borrower LLC, 7.50%, 1/15/31, Callable 1/15/27 @ 103.75(a) ............ 500 531
Credit Acceptance Corp., 6.63%, 3/15/30, Callable 3/15/27 @ 103.31(a) ................ 111 113
Enstar Finance LLC, 5.75% (H15T5Y+547bps), 9/1/40, Callable 9/1/25 @ 100(f) ......... 73 73
EZCORP, Inc., 7.38%, 4/1/32, Callable 4/1/28 @ 103.69(a) ......................... 125 131
Ford Motor Credit Co. LLC, 6.13%, 3/8/34, Callable 12/8/33 @ 100 .................. 13 13
Level 3 Financing, Inc.
3.75%, 7/15/29, Callable 8/2/25 @ 100.94(a)(i) ............................. 306 258
3.88%, 10/15/30, Callable 7/13/25 @ 101.81(a) ............................. 334 290
6.88%, 6/30/33, Callable 6/30/28 @ 103.44(a) .............................. 102 104
Mobius Merger Sub, Inc., 9.00%, 6/1/30, Callable 6/1/26 @ 104.5(a) .................. 258 231
NCR Atleos Corp., 9.50%, 4/1/29, Callable 10/1/26 @ 104.75(a) ..................... 80 88
NESCO Holdings II, Inc., 5.50%, 4/15/29, Callable 8/2/25 @ 101.38(a) ................ 1,050 1,021
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, 4.88%,
5/15/29, Callable 8/2/25 @ 101.22(a)(i) ................................... 80 77
PRA Group, Inc., 8.88%, 1/31/30, Callable 6/1/26 @ 104.44(a) ...................... 210 218
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32, Callable 8/15/27 @
103.38(a) ......................................................... 150 156
Starwood Property Trust, Inc., 7.25% , 4/1/29, Callable 10/1/28 @ 100(a) ............... 175 184
Voyager Parent LLC, 9.25%, 7/1/32, Callable 7/1/28 @ 104.63(a) .................... 306 319
5,382
Health Care (4.0%):
Acadia Healthcare Co., Inc., 7.38%, 3/15/33, Callable 3/15/28 @ 103.69 (a)(i) ............ 71 73
CHS/Community Health Systems, Inc., 10.88%, 1/15/32, Callable 2/15/27 @ 105.44(a) .... 71 75
CVS Health Corp., 7.00% (H15T5Y+289bps), 3/10/55, Callable 12/10/29 @ 100(f) ....... 96 99
DENTSPLY SIRONA, Inc., 8.37% (H15T5Y +438bps), 9/12/55, Callable 6/12/30 @ 100(f) .. 157 158
Embecta Corp., 5.00%, 2/15/30, Callable 2/15/27 @ 101.25(a)(i) ..................... 1,000 903
Encompass Health Corp., 4.63%, 4/1/31, Callable 4/1/26 @ 102.31 ................... 80 78
Medline Borrower LP, 3 .88%, 4/1/29, Callable 8/2/25 @ 101.94(a) ................... 362 348
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 4/1/29, Callable 4/1/26 @ 103.13(a) . 175 180
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 5.13%, 4/30/31, Callable 4/30/26 @
102.56(a) ......................................................... 700 608
Pediatrix Medical Group, Inc., 5.38%, 2/15/30, Callable 8/2/25 @ 102.69(a) ............. 500 494
Prestige Brands, Inc., 3.75%, 4/1/31, Callable 4/1/26 @ 101.88(a) .................... 570 525
Prime Healthcare Services, Inc., 9.38%, 9/1/29, Callable 9/1/26 @ 104.69(a) ............ 350 347
Tenet Healthcare Corp.
5.13%, 11/1/27, Callable 7/18/25 @ 100 .................................. 556 555
6.13%, 10/1/28, Callable 8/2/25 @ 101.53 ................................. 278 278
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29 , Callable 5/15/26 @ 104.88(a) .......... 123 127
4,848
Industrials (10.0%):
Alta Equipment Group, Inc., 9.00%, 6/1/29, Callable 6/1/26 @ 104.5(a)(i) .............. 70 65
American Airlines, Inc.
7.25%, 2/15/28, Callable 8/2/25 @ 103.63(a) ............................... 225 230
8.50%, 5/15/29, Callable 11/15/25 @ 104.25(a) ............................. 500 524
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(a) ................ 30 30
Axon Enterprise, Inc., 6.25%, 3/15/33, Callable 3/15/28 @ 103.13(a) .................. 142 147
Beacon Mobility Corp., 7.25%, 8/1/30, Callable 8/1/27 @ 103.63(a) .................. 102 104
BlueLinx Holdings, Inc., 6.00%, 11/15/29, Callable 8/2/25 @ 103(a) .................. 64 62
Brightline East LLC, 11.00%, 1/31/30, Callable 5/9/27 @ 105.5(a)(i) .................. 105 78
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/32, Callable 2/1/28 @ 103.75(a) 185 183
Builders FirstSource, Inc., 6.38%, 3/1/34, Callable 3/1/29 @ 103.19(a) ................. 450 458
BWX Technologies, Inc., 4.13%, 4/15/29, Callable 7/18/25 @ 101.03(a) ............... 150 145
Cornerstone Building Brands, Inc., 9.50%, 8/15/29, Callable 8/15/26 @ 104.75(a) ......... 514 474
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.75%, 7/15/31, Callable 7/15/27 @ 103.38(a) 482 499

Victory Portfolios
Victory High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Enpro, Inc., 6.13%, 6/1/33, Callable 6/1/28 @ 103.06(a) ........................... $ 125 $ 128
Esab Corp., 6.25%, 4/15/29, Callable 4/15/26 @ 103.13(a) ......................... 80 82
Genesee & Wyoming, Inc., 6.25%, 4/15/32, Callable 4/15/27 @ 103.13(a) .............. 344 351
Herc Holdings, Inc., 7.25%, 6/15/33, Callable 6/15/28 @ 103.63(a) ................... 154 161
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 9/20/31, Callable 8/27/27 @ 104.94(a) ... 232 226
Masterbrand, Inc., 7.00%, 7/15/32, Callable 7/15/27 @ 103.5(a) ..................... 225 230
OneSky Flight LLC, 8.88%, 12/15/29, Callable 12/15/26 @ 104.44(a) ................. 367 382
QXO Building Products, Inc., 6.75%, 4/30/32, Callable 4/30/28 @ 103.38(a) ............ 50 52
Rand Parent LLC, 8.50%, 2/15/30, Callable 2/15/26 @ 104.25 (a)(i) ................... 250 251
Resideo Funding, Inc., 6.50%, 7/15/32, Callable 7/15/27 @ 103.25(a) ................. 350 359
Sensata Technologies, Inc., 6.63%, 7/15/32, Callable 7/15/27 @ 103.31(a) .............. 175 180
Spirit AeroSystems, Inc.
9.38%, 11/30/29 , Callable 11/30/25 @ 104.69(a) ............................ 625 665
9.75%, 11/15/30, Callable 11/15/26 @ 104.88(a) ............................ 967 1,068
Standard Industries, Inc.
4.38%, 7/15/30, Callable 8/2/25 @ 102.19(a) ............................... 825 781
3.38%, 1/15/31, Callable 8/2/25 @ 101.69 (a) ............................... 1,000 898
Star Leasing Co. LLC, 7.63%, 2/15/30, Callable 2/15/27 @ 103.81(a) ................. 110 109
The GEO Group, Inc., 8.63%, 4/15/29, Callable 4/15/26 @ 104.31 .................... 53 56
The Hertz Corp., 12.63%, 7/15/29, Callable 7/15/27 @ 106.31(a) (i) ................... 400 418
TKC Holdings, Inc., 10.50%, 5/15/29, Callable 8/2/25 @ 102.63(a) ................... 470 483
TransDigm, Inc., 6.00%, 1/15/33, Callable 9/15/27 @ 103(a) ........................ 435 437
TriNet Group, Inc., 7.13%, 8/15/31, Callable 8/15/26 @ 103.56(a) .................... 250 260
United Rentals North America, Inc., 6.13%, 3/15/34, Callable 3/15/29 @ 103.06(a) ........ 855 882
Waste Pro USA, Inc., 7.00%, 2/1/33, Callable 2/1/28 @ 103.5(a) ..................... 268 279
WESCO Distribution, Inc., 7.25%, 6/15/28, Callable 8/2/25 @ 101.21(a) ............... 375 379
XPO, Inc., 7.13%, 6/1/31, Callable 6/1/26 @ 103.56(a) ............................ 123 128
12,244
Information Technology (4.0%):
Block, Inc., 6.50%, 5/15/32, Callable 5/15/27 @ 103.25 ........................... 992 1,024
Cloud Software Group, Inc.
6.50%, 3/31/29, Callable 9/30/25 @ 103.25(a) .............................. 355 358
9.00%, 9/30/29, Callable 9/30/25 @ 104.5(a) ............................... 50 52
CoreWeave, Inc., 9.25%, 6/1/30, Callable 6/1/27 @ 104.63(a) ....................... 51 52
Diebold Nixdorf, Inc., 7.75%, 3/31/30, Callable 12/18/26 @ 103.88(a) ................. 143 152
Ellucian Holdings, Inc., 6.50%, 12/1/29, Callable 12/1/26 @ 103.25(a) ................. 260 266
EquipmentShare.com, Inc., 8.00%, 3/15/33, Callable 9/15/27 @ 104(a) ................ 575 603
Gen Digital, Inc.
7.13%, 9/30/30, Callable 9/30/25 @ 103.56(a) .............................. 80 83
6.25%, 4/1/33, Callable 4/1/28 @ 103.13(a) ................................ 111 114
Neptune Bidco US, Inc., 9.29%, 4/15/29, Callable 10/15/25 @ 104.65(a) ............... 544 530
Open Text Holdings, Inc., 4.13%, 12/1/31, Callable 12/1/26 @ 102.06(a) ............... 450 414
Rocket Software, Inc., 9.00%, 11/28/28, Callable 7/13/25 @ 103(a) ................... 130 134
S&S Holdings LLC, 8.38%, 10/1/31, Callable 10/1/27 @ 104.19(a) ................... 250 244
Sabre GLBL, Inc., 11.13%, 7/15/30, Callable 7/15/27 @ 105.56(a) .................... 103 108
UKG, Inc., 6.88%, 2/1/31, Callable 2/1/27 @ 103.44(a) ............................ 500 519
Zebra Technologies Corp., 6.50%, 6/1/32, Callable 6/1/27 @ 103.25(a) ................ 225 231
4,884
Materials (4.9%):
AAR Escrow Issuer LLC, 6.75%, 3/15/29, Callable 3/15/26 @ 103.38(a) ............... 450 466
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28, Callable 10/15/25 @ 105.13(a)(i) .. 879 933
ATI, Inc., 5.13%, 10/1/31, Callable 10/1/26 @ 102.56 ............................. 350 343
Avient Corp., 6.25%, 11/1/31, Callable 9/15/27 @ 103.13(a) ........................ 80 81
Axalta Coating Systems LLC, 3.38%, 2/15/29, Callable 8/2/25 @ 100.84(a) ............. 300 284
Cleveland-Cliffs, Inc., 7.00%, 3/15/32, Callable 3/15/27 @ 103.5(a)(i) ................. 275 259
Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/32, Callable 4/15/28 @ 103.38(a) ...... 100 103
Compass Minerals International, Inc., 8.00%, 7/1/30, Callable 7/1/27 @ 104(a) ........... 102 105
Dcli Bidco LLC, 7.75%, 11/15/29, Callable 11/15/26 @ 103.88(a) .................... 294 298
Knife River Corp., 7.75%, 5/1/31, Callable 5/1/26 @ 103.88(a) ...................... 450 474
Louisiana-Pacific Corp., 3.63%, 3/15/29, Callable 8/2/25 @ 100.91(a) ................. 150 143
Novelis Corp., 6.88%, 1/30/30, Callable 1/30/27 @ 103.44(a) ....................... 181 187
Sasol Financing USA LLC, 8.75%, 5/3/29, Callable 3/3/29 @ 100(a) .................. 250 247

Victory Portfolios
Victory High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Sealed Air Corp., 6.50%, 7/15/32, Callable 7/15/27 @ 103.25(a) ..................... $ 450 $ 466
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31, Callable 11/15/26 @ 104.44(a) ....... 433 454
The Chemours Co., 8.00%, 1/15/33, Callable 1/15/28 @ 104(a) ...................... 1,159 1,085
5,928
Real Estate (2.1%):
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp., 9.75%, 4/15/30, Callable
4/15/27 @ 104.88(a) ................................................ 235 239
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 9/1/31, Callable 9/1/26 @ 104.44(a) .... 260 279
Forestar Group, Inc., 6.50%, 3/15/33, Callable 3/15/28 @ 103.25(a) ................... 208 210
GLP Capital LP/GLP Financing II, Inc., 5.63%, 9/15/34, Callable 6/15/34 @ 100 ......... 251 250
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 2/15/29, Callable 8/2/25 @ 101.5(a) ................................ 162 159
6.50%, 4/1/32, Callable 4/1/27 @ 103.25(a) ................................ 79 81
Service Properties Trust, 8.63%, 11/15/31, Callable 11/15/26 @ 104.31(a) .............. 130 139
The Howard Hughes Corp., 4.38%, 2/1/31, Callable 2/1/26 @ 102.19(a) ................ 819 756
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28, Callable
9/15/25 @ 105.25(a) ................................................ 381 404
2,517
Utilities (1.7%):
Calpine Corp., 5.13%, 3/15/28, Callable 8/2/25 @ 100.85(a) ........................ 1,625 1,624
NRG Energy, Inc., 5.75%, 7/15/29, Callable 7/13/25 @ 102.88(a) .................... 300 300
Vistra Operations Co. LLC, 6.88%, 4/15/32, Callable 4/15/27 @ 103.44(a) .............. 150 157
2,081
Total Corporate Bonds (Cost $76,086)
a
a
a
74,962
Yankee Dollars (16.1%)
Communication Services (0.5%):
Bell Telephone Co. of Canada or Bell Canada, 6.87% (H15T5Y+239bps), 9/15/55, Callable
6/15/30 @ 100(f) ................................................... 61 62
Rogers Communications, Inc., 7.00% (H15T5Y+265bps), 4/15/55, Callable 2/14/30 @ 100(f) 111 114
Telecom Italia Capital SA, 7.20%, 7/18/36 ..................................... 125 133
Virgin Media Finance PLC, 5.00%, 7/15/30, Callable 8/2/25 @ 102.5(a) ................ 5 5
Vmed O2 UK Financing I PLC, 4.75%, 7/15/31, Callable 7/15/26 @ 102.38(a) ........... 240 222
536
Consumer Discretionary (6.2%):
Carnival Corp.
6.00%, 5/1/29, Callable 8/2/25 @ 103(a) .................................. 1,000 1,010
6.13%, 2/15/33 , Callable 2/15/28 @ 103.06(a)(i) ............................ 67 68
Flutter Treasury DAC, 5.88%, 6/4/31, Callable 4/15/27 @ 102.94(a) .................. 27 27
Global Auto Holdings Ltd./AAG FH UK Ltd.
11.50%, 8/15/29, Callable 11/15/26 @ 105.75(a) ............................ 357 350
8.75%, 1/15/32, Callable 1/15/27 @ 104.38(a) .............................. 408 348
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29, Callable 11/15/26 @ 104.38(a) 147 144
IHO Verwaltungs GmbH, 8.00%, 11/15/32, Callable 11/15/27 @ 104(a)(j) .............. 850 868
International Game Technology PLC
6.25%, 1/15/27, Callable 7/15/26 @ 100(a) ................................ 300 303
5.25%, 1/15/29, Callable 8/2/25 @ 101.31(a) ............................... 1,250 1,239
Mattamy Group Corp., 4.63%, 3/1/30, Callable 8/2/25 @ 102.31(a) ................... 260 250
Melco Resorts Finance Ltd., 5.38%, 12/4/29, Callable 8/2/25 @ 102.69(a) .............. 150 141
NCL Corp. Ltd.
5.88%, 3/15/26, Callable 12/15/25 @ 100(a) ............................... 228 228
6.75%, 2/1/32, Callable 2/1/28 @ 103.38(a) ................................ 762 778
Royal Caribbean Cruises Ltd.
5.63%, 9/30/31, Callable 9/30/27 @ 102.81(a) .............................. 111 112
6.25%, 3/15/32, Callable 3/15/27 @ 103.13(a) .............................. 89 91
6.00%, 2/1/33, Callable 8/1/27 @ 103(a) .................................. 1,055 1,075
Viking Cruises Ltd., 9.13%, 7/15/31, Callable 7/15/26 @ 104.56(a) ................... 138 149
Viking Ocean Cruises Ship VII Ltd., 5.63%, 2/15/29, Callable 8/2/25 @ 101.41(a) ........ 375 375
7,556

Victory Portfolios
Victory High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Energy (1.0%):
Baytex Energy Corp., 7.38%, 3/15/32, Callable 3/15/27 @ 103.69(a)(i) ................ $ 258 $ 246
TechnipFMC PLC, 6.50%, 2/1/26, Callable 8/2/25 @ 100(a) ........................ 800 799
Vallourec SACA, 7.50%, 4/15/32, Callable 4/15/27 @ 103.75(a) ..................... 50 52
Vermilion Energy, Inc., 7.25%, 2/15/33, Callable 2/28/28 @ 103.63(a) ................. 180 169
1,266
Financials (1.7%):
1261229 BC Ltd., 10.00%, 4/15/32, Callable 4/15/28 @ 105(a) ...................... 195 197
Ardonagh Finco Ltd., 7.75%, 2/15/31, Callable 2/15/27 @ 103.88(a) .................. 281 293
Belron UK Finance PLC, 5 .75%, 10/15/29, Callable 10/15/26 @ 102.88(a) .............. 375 378
GGAM Finance Ltd., 5.88%, 3/15/30, Callable 9/15/26 @ 102.94(a) .................. 300 302
Opal Bidco SAS, 6.50%, 3/31/32, Callable 3/31/28 @ 103.25(a) ..................... 200 204
UniCredit SpA, 5.86% ( USISOA05+370bps), 6/19/32, Callable 6/19/27 @ 100(a)(f) ....... 725 730
2,104
Health Care (0.1%):
Perrigo Finance Unlimited Co., 6.13%, 9/30/32, Callable 9/30/27 @ 103.06 ............. 125 126
Industrials (4.3%):
ATS Corp., 4.13%, 12/15/28, Callable 8/2/25 @ 101.03(a) .......................... 150 144
Avianca Midco 2 PLC, 9.63%, 2/14/30, Callable 2/14/27 @ 104.81(a) ................. 368 339
Azorra Finance Ltd., 7.75%, 4/15/30, Callable 10/15/26 @ 103.88(a) .................. 1,385 1,442
Bombardier, Inc.
7.88%, 4/15/27, Callable 8/2/25 @ 100(a) ................................. 133 134
8.75%, 11/15/30, Callable 11/15/26 @ 104.38(a) ............................ 875 948
7.25%, 7/1/31, Callable 7/1/27 @ 103.63(a) ................................ 180 189
Cimpress PLC, 7.38%, 9/15/32, Callable 9/15/27 @ 103.69(a) ....................... 130 124
Fibercop SpA, 7.20%, 7/18/36, Callable 4/18/36 @ 100(a) ......................... 345 337
Grupo Aeromexico SAB de CV, 8.63%, 11/15/31, Callable 11/15/27 @ 104.31(a) ......... 506 483
Latam Airlines Group SA, 7.88%, 4/15/30 , Callable 10/15/26 @ 103.94(a)(i) ............ 332 336
Seaspan Corp., 5.50%, 8/1/29, Callable 8/4/25 @ 101.38(a) ......................... 225 213
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.38%, 2/1/30, Callable 8/2/25
@ 103.19(a)(i) ..................................................... 608 569
5,258
Information Technology (0.6%):
Seagate HDD Cayman
8.50%, 7/15/31, Callable 7/15/26 @ 104.25 ................................ 300 321
9.63%, 12/1/32 .................................................... 300 340
661
Materials (1.7%):
Alcoa Nederland Holding BV, 7.13% , 3/15/31, Callable 3/15/27 @ 103.56(a) ............ 50 52
Aris Mining Corp., 8.00%, 10/31/29, Callable 10/31/26 @ 104(a) .................... 90 92
Endeavour Mining PLC, 7.00%, 5/28/30, Callable 5/28/27 @ 103.5(a) ................. 200 201
Ivanhoe Mines Ltd., 7.88%, 1/23/30, Callable 1/23/27 @ 103.94(a) ................... 143 143
Mineral Resources Ltd., 9.25%, 10/1/28, Callable 10/1/25 @ 104.63(a) ................ 260 265
NOVA Chemicals Corp.
9.00%, 2/15/30, Callable 8/15/26 @ 104.5(a) ............................... 1,150 1,242
7.00%, 12/1/31 , Callable 12/1/27 @ 103.5(a) ............................... 85 89
2,084
Total Yankee Dollars (Cost $19,126)
a
a
a
19,591
Commercial Paper (7.3%)
Consumer Staples (1.5%):
CVS Health Corp., 4.85%, 7/7/25(a)(k) ....................................... 1,100 1,099
JBS USA Food Group Holdings, Inc., 4.90%, 7/1/25(a)(k) .......................... 800 800
1,899
Energy (0.9%):
Canadian Natural Resources Ltd., 4.95%, 7/15/25(a)(k) ............................ 1,100 1,098
Health Care (1.0%):
HCA, Inc.

Victory Portfolios
Victory High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
4.82%, 7/2/25(a)(k) ................................................. $ 450 $ 450
4.89%, 7/17/25(a)(k) ................................................ 750 748
1,198
Industrials (2.7%):
Air Lease Corp., 4.70%, 7/8/25(a)(k) ......................................... 1,100 1,099
Global Payments, Inc. , 4.90%, 7/2/25(a)(k) .................................... 1,100 1,099
Sonoco Products Co., 5.03%, 7/1/25(a)(k) ..................................... 1,100 1,100
3,298
Materials (0.9%):
FMC Corp., 5.12%, 7/1/25(a)(k) ............................................ 1,100 1,100
Technology (0.3%):
Jabil, Inc., 5 .11%, 7/2/25(a)(k) ............................................. 360 360
Total Commercial Paper (Cost $8,954)
a
a
a
8,953
Shares
Exchange-Traded Funds (4.8%)
iShares BB Rated Corporate Bond ETF(i) ..................................... 73,000 3,431
SPDR Portfolio High Yield Bond ETF ........................................ 100,000 2,380
Total Exchange-Traded Funds (Cost $5,588)
a
a
a
5,811
Collateral for Securities Loaned (3.8%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.23%(l) ........ 1,149,502 1,149
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.27%(l) ............ 1,149,502 1,149
Invesco Government & Agency Portfolio, Institutional Shares, 4.29%(l) ................ 1,149,502 1,150
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.24%(l) . 1,149,502 1,150
Total Collateral for Securities Loaned (Cost $4,598)
a
a
a
4,598
Total Investments (Cost $125,623) — 102.4% 124,648
Liabilities in excess of other assets —  (2.4)% (2,920)
NET ASSETS - 100.00% $ 121,728
At June 30, 2025, the Fund's investments in foreign securities were 17.6% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2025, the fair value of these securities was $98,567
(thousands) and amounted to 81.0% of net assets.
(b) Non-income producing security.
(c) This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial
Statements)
(d) Rounds to less than $1 thousand.
(e) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of June 30, 2025. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(f) Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2025.
(g) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(h) Amount represents less than 0.05% of net assets.
(i) All or a portion of this security is on loan.
(j) Up to 8.75% of the coupon may be PIK.
(k) Rate represents the effective yield at June 30, 2025.
(l) Rate disclosed is the daily yield on June 30, 2025.
ABS
—
Asset-Backed Securities
bps
—
Basis points
ETF
—
Exchange-Traded Fund
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2025.
ICE
—
Intercontinental Exchange, Inc.

Victory Portfolios
Victory High Yield Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
IBA
—
ICE Benchmark Administration Limited
LLC
—
Limited Liability Company
LP
—
Limited Partnership
PIK
—
Payment-in-Kind
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of June 30, 2025.
SOFR03M
—
3 Month SOFR, rate disclosed as of June 30, 2025.
SOFR06M
—
6 Month SOFR, rate disclosed as of June 30, 2025.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of June 30, 2025.

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios
Victory Tax-Exempt Fund
19
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (100.0%)
Alabama (2.3%):
Mobile County IDA Revenue AMT , Series A , 5 .00% , 6/1/54 , Continuously Callable @100 .. $ 250 $ 238
Southeast Energy Authority A Cooperative District Revenue , Series A , 5 .00% , 1/1/56 ...... 500 509
747
Arizona (1.6%):
City of Phoenix Civic Improvement Corp. Revenue AMT , Series B , 5 .00% , 7/1/44 ,
Continuously Callable @100 ........................................... 540 536
Arkansas (2.1%):
Arkansas Development Finance Authority Revenue , 3 .20% , 12/1/49 , Continuously Callable
@100 ........................................................... 750 523
University of Central Arkansas Revenue (INS - Build America Mutual Assurance Co.) , Series
A , 3 .00% , 11/1/49 , Continuously Callable @100 ............................ 265 182
705
California (1.3%):
San Francisco City & County Airport Comm-San Francisco International Airport Revenue
AMT , Series A , 4 .00% , 5/1/52 , Continuously Callable @100 .................... 500 419
Colorado (5.0%):
Colorado Educational & Cultural Facilities Authority Revenue , 4 .50% , 7/1/53 , Continuously
Callable @100 ..................................................... 500 449
Colorado Health Facilities Authority Revenue , Series A , 4 .00% , 12/1/50 , Continuously Callable
@103 ........................................................... 750 608
Gold Hill Mesa Metropolitan District No. 2, GO (INS - Build America Mutual Assurance Co.) ,
Series A , 5 .50% , 12/1/47 , Continuously Callable @100 ........................ 585 598
1,655
Florida (11.4%):
Capital Trust Agency, Inc. Revenue , 5 .00% , 8/1/55 , Continuously Callable @100 ......... 400 360
City of Pompano Beach Revenue , 4 .00% , 9/1/50 , Continuously Callable @103 ........... 500 389
County of Broward Airport System Revenue AMT , Series A , 4 .00% , 10/1/49 , Continuously
Callable @100 ..................................................... 500 418
County of Broward Port Facilities Revenue AMT , Series B , 4 .00% , 9/1/49 , Continuously
Callable @100 ..................................................... 500 407
County of Lee Airport Revenue AMT , 5 .25% , 10/1/54 , Continuously Callable @100 ....... 500 502
County of Miami-Dade Seaport Department Revenue AMT , Series B-1 , 4 .00% , 10/1/50 ,
Continuously Callable @100 ........................................... 500 407
Florida Development Finance Corp. Revenue , Series A , 5 .00% , 6/15/55 , Continuously Callable
@100 ........................................................... 500 473
Hillsborough County IDA Revenue , 4 .00% , 8/1/50 , Continuously Callable @100 ......... 500 414
St. Johns County IDA Revenue , 4 .00% , 8/1/55 , Continuously Callable @103 ............ 500 384
3,754
Georgia (4.9%):
Private Colleges & Universities Authority Revenue , 5 .25% , 10/1/51 , Continuously Callable
@100 ........................................................... 500 515
The Development Authority of Burke County Revenue , Series 1 , 1 .80% , 7/1/49 , Continuously
Callable @100 (a) ................................................... 1,100 1,100
1,615
Guam (3.0%):
Port Authority of Guam Revenue , Series A , 5 .00% , 7/1/48 , Continuously Callable @100 .... 1,000 993
Illinois (12.9%):
Chicago Board of Education Dedicated Capital Improvement Tax Revenue , 6 .00% , 4/1/46 ,
Continuously Callable @100 ........................................... 1,275 1,298
City of Chicago Wastewater Transmission Revenue , Series A , 5 .00% , 1/1/47 , Continuously
Callable @100 ..................................................... 1,000 1,001
Sales Tax Securitization Corp. Revenue , Series C , 5 .00% , 1/1/43 , Continuously Callable @100 1,500 1,508
State of Illinois, GO , Series B , 4 .50% , 5/1/48 , Continuously Callable @100 ............. 500 447
4,254
Indiana (1.5%):
Indiana Finance Authority Revenue , Series A , 5 .50% , 7/1/52 , Continuously Callable @100 .. 500 501
Iowa (1.2%):
Iowa Finance Authority Revenue , Series A-1 , 4 .00% , 5/15/55 , Continuously Callable @103 . 500 390

Victory Portfolios
Victory Tax-Exempt Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Maryland (0.8%):
City of Gaithersburg Revenue , 5 .13% , 1/1/42 , Continuously Callable @103 ............. $ 250 $ 252
Massachusetts (1.3%):
University of Massachusetts Building Authority Revenue , Series 2021-1 , 5 .00% , 11/1/39 ,
Continuously Callable @100 ........................................... 410 410
Michigan (2.9%):
City of Detroit, GO , Series C , 6 .00% , 5/1/43 , Continuously Callable @100 .............. 250 270
Michigan Finance Authority Revenue
4 .00% , 2/15/50 , Continuously Callable @100 ............................... 500 416
4 .00% , 12/1/51 , Continuously Callable @100 ............................... 445 268
954
Missouri (3.0%):
Health & Educational Facilities Authority of the State of Missouri Revenue , 4 .25% , 12/1/42 ,
Continuously Callable @100 (b) ........................................ 1,150 1,003
New Hampshire (1.5%):
New Hampshire Business Finance Authority Revenue , Series A , 5 .25% , 7/1/48 , Continuously
Callable @103 ..................................................... 500 497
New Jersey (2.2%):
New Jersey Transportation Trust Fund Authority Revenue
Series A , 12/15/38 (c) ................................................ 1,000 557
Series BB , 3 .50% , 6/15/46 , Continuously Callable @100 ...................... 200 155
712
New York (12.0%):
Build NYC Resource Corp. Revenue , 4 .75% , 6/15/53 , Continuously Callable @100 ....... 350 306
City of Dunkirk, GO , 7 .50% , 7/24/25 (b) ...................................... 250 251
Metropolitan Transportation Authority Dedicated Tax Fund Revenue , Series B-1 , 5 .00% ,
11/15/56 , Continuously Callable @100 ................................... 1,545 1,489
Metropolitan Transportation Authority Revenue , Series D-3 , 4 .00% , 11/15/49 , Continuously
Callable @100 ..................................................... 500 415
New York Counties Tobacco Trust II Revenue , 5 .75% , 6/1/43 , Continuously Callable @100 . 170 170
New York State Dormitory Authority Revenue , 6 .00% , 7/1/40 , Continuously Callable @100 . 175 153
Schenectady County Capital Resource Corp. Revenue , 5 .25% , 7/1/52 , Continuously Callable
@100 ........................................................... 200 207
TSASC, Inc. Revenue , Series A , 5 .00% , 6/1/41 , Continuously Callable @100 ............ 1,000 974
3,965
North Carolina (2.0%):
North Carolina Medical Care Commission Revenue
Series A , 4 .00% , 9/1/50 , Continuously Callable @100 ......................... 500 380
Series A , 4 .00% , 10/1/50 , Continuously Callable @103 ........................ 350 271
651
Ohio (9.4%):
Buckeye Tobacco Settlement Financing Authority Revenue , Series B-2 , 5 .00% , 6/1/55 ,
Continuously Callable @100 ........................................... 900 764
County of Franklin Revenue , Series B , 5 .00% , 7/1/45 , Continuously Callable @103 ....... 500 482
County of Hardin Revenue , 5 .00% , 5/1/30 , Continuously Callable @103 ............... 350 344
Logan Elm Local School District, GO , 4 .00% , 11/1/55 , Continuously Callable @100 ...... 1,500 1,251
Ohio Higher Educational Facility Commission Revenue , 6 .00% , 9/1/47 , Continuously Callable
@100 ........................................................... 250 257
3,098
Pennsylvania (2.5%):
Pennsylvania Economic Development Financing Authority Revenue , Series A-2 , 4 .00% ,
5/15/53 , Continuously Callable @100 .................................... 1,000 831
South Carolina (1.5%):
Charleston County Airport District Revenue AMT , Series A , 5 .25% , 7/1/54 , Continuously
Callable @100 ..................................................... 500 507
Texas (8.1%):
Arlington Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund) ,
4 .13% , 8/15/54 , Continuously Callable @100 ............................... 500 424
City of Arlington Tax Allocation , 4 .00% , 8/15/50 , Continuously Callable @100 .......... 500 383

Victory Portfolios
Victory Tax-Exempt Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund) ,
4 .25% , 4/1/53 , Continuously Callable @100 ............................... $ 750 $ 664
Port of Port Arthur Navigation District Revenue
Series A , 2 .05% , 4/1/40 , Continuously Callable @100 (a) ....................... 100 100
Series C , 2 .00% , 4/1/40 , Continuously Callable @100 (a) ....................... 1,100 1,100
2,671
Utah (4.4%):
Military Installation Development Authority Revenue , Series A-1 , 4 .00% , 6/1/41 , Continuously
Callable @103 ..................................................... 250 217
Utah Charter School Finance Authority Revenue , Series A , 5 .63% , 6/15/42 , Continuously
Callable @100 (b) ................................................... 250 246
Utah Infrastructure Agency Revenue , Series A , 5 .00% , 10/15/40 , Continuously Callable @100 1,000 984
1,447
Wisconsin (1.2%):
Wisconsin Health & Educational Facilities Authority Revenue , 4 .00% , 1/1/47 , Continuously
Callable @103 ..................................................... 500 407
Total Municipal Bonds (Cost $36,535)
a
a
a
32,974
Total Investments (Cost $36,535) — 100.0% 32,974
Other assets in excess of liabilities —  (0.0)%(d) 9
NET ASSETS - 100.00% $ 32,983
(a) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2025, the fair value of these securities was $1,500
(thousands) and amounted to 4.5% of net assets.
(c) Zero-coupon bond.
(d) Amount represents less than 0.05% of net assets.
AMT
—
Alternative Minimum Tax
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios
Victory High Income Municipal Bond Fund
22
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Municipal Bonds (98.6%)
Alabama (5.8%):
Mobile County IDA Revenue AMT , Series A , 5 .00% , 6/1/54 , Continuously Callable @100 .. $ 250 $ 238
Southeast Energy Authority A Cooperative District Revenue
Series A , 5 .00% , 1/1/56 , (Put Date 6/1/35) (a) ............................... 1,000 1,018
Series B , 5 .25% , 3/1/55 , (Put Date 1/1/33) (a) ............................... 1,000 1,045
2,301
Arizona (7.2%):
Arizona IDA Revenue
4 .00% , 12/15/51 , Continuously Callable @100 (b) ............................ 700 524
Series A , 4 .00% , 7/15/51 , Continuously Callable @100 (b) ...................... 500 363
La Paz County IDA Revenue , 4 .00% , 2/15/51 , Continuously Callable @100 ............. 280 210
Maricopa County IDA Revenue AMT , 4 .00% , 10/15/47 , Continuously Callable @104 (b) .... 500 429
The County of Pima IDA Revenue
4 .00% , 6/15/51 , Continuously Callable @100 (b) ............................ 500 381
Series A , 6 .88% , 11/15/52 , Continuously Callable @103 (b) ..................... 250 266
The IDA of the City of Phoenix Revenue , 4 .00% , 12/1/51 , Continuously Callable @100 (b) .. 1,000 676
2,849
California (0.1%):
California County Tobacco Securitization Agency Revenue , Series B-1 , 5 .00% , 6/1/49 ,
Continuously Callable @100 ........................................... 35 35
Colorado (3.2%):
Colorado Educational & Cultural Facilities Authority Revenue , Series A-1 , 6 .88% , 2/1/59 ,
Continuously Callable @100 (b) ........................................ 1,000 1,011
Denver Health & Hospital Authority Revenue , Series A , 5 .13% , 12/1/50 , Continuously Callable
@100 ........................................................... 250 248
1,259
Delaware (0.9%):
Delaware State Economic Development Authority Revenue , 4 .00% , 6/1/52 , Continuously
Callable @100 ..................................................... 500 374
Florida (6.7%):
Capital Trust Agency, Inc. Revenue , 6 .38% , 5/1/53 , Continuously Callable @100 (b) ....... 250 254
Escambia County Health Facilities Authority Revenue (INS - Assured Guaranty Municipal
Corp.) , 3 .00% , 8/15/50 , Continuously Callable @100 ......................... 1,000 689
Florida Development Finance Corp. Revenue
4 .00% , 7/1/55 , Continuously Callable @100 ............................... 500 375
5 .25% , 10/1/56 , Continuously Callable @100 (b) ............................ 500 462
Pinellas County Educational Facilities Authority Revenue , Series A , 4 .00% , 6/1/46 ,
Continuously Callable @100 (b) ........................................ 500 366
Seminole County IDA Revenue , Series A , 4 .00% , 6/15/56 , Continuously Callable @100 (b) .. 705 532
2,678
Georgia (2.3%):
The Burke County Development Authority Revenue (NBGA - Southern Co.) , Series GA ,
1 .80% , 11/1/52 , Continuously Callable @100 (c) ............................. 600 600
The Development Authority of Burke County Revenue , Series 1 , 1 .80% , 7/1/49 , Continuously
Callable @100 (c) ................................................... 300 300
900
Indiana (3.6%):
Indiana Finance Authority Revenue
Series A , 4 .13% , 12/1/26 ............................................. 1,000 1,005
Series A , 5 .00% , 7/1/55 , Continuously Callable @100 ......................... 500 446
1,451
Iowa (2.1%):
Iowa Finance Authority
Revenue
Series A , 5 .00% , 5/15/48 , Continuously Callable @100 ........................ 500 467
Series A-1 , 4 .00% , 5/15/55 , Continuously Callable @103 ...................... 500 390
857
Kentucky (1.2%):
Louisville/Jefferson County Metropolitan Government Revenue , Series A , 5 .00% , 5/15/52 ,
Continuously Callable @100 ........................................... 500 478

Victory Portfolios
Victory High Income Municipal Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Maryland (0.4%):
Maryland Economic Development Corp. Revenue , 4 .25% , 7/1/50 , Continuously Callable
@100 ........................................................... $ 200 $ 173
Massachusetts (3.7%):
Massachusetts Development Finance Agency Revenue
4 .00% , 10/1/32 , Continuously Callable @103 (b) ............................ 300 291
5 .00% , 7/1/47 , Continuously Callable @100 ............................... 250 237
5 .25% , 7/1/55 , Continuously Callable @100 ............................... 1,000 956
1,484
Minnesota (0.8%):
City of Woodbury Revenue , 4 .00% , 7/1/51 , Continuously Callable @103 ............... 400 304
Missouri (1.1%):
Health & Educational Facilities Authority of the State of Missouri Revenue , 4 .25% , 12/1/42 ,
Continuously Callable @100 (b) ........................................ 500 436
New Hampshire (1.0%):
New Hampshire Business Finance Authority Revenue , 4 .00% , 1/1/51 , Continuously Callable
@103 ........................................................... 500 384
New Jersey (2.1%):
New Jersey Transportation Trust Fund Authority Revenue , Series A , 12/15/38 (d) .......... 1,500 835
New Mexico (2.2%):
New Mexico Hospital Equipment Loan Council Revenue , Series A , 5 .00% , 7/1/49 ,
Continuously Callable @102 ........................................... 500 441
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation , 4 .25% ,
5/1/40 , Continuously Callable @103 (b) ................................... 500 450
891
New York (11.7%):
Build NYC Resource Corp. Revenue
5 .75% , 6/1/52 , Continuously Callable @100 (b) ............................. 250 251
5 .75% , 6/1/62 , Continuously Callable @100 (b) ............................. 250 246
Series A , 4 .00% , 6/15/51 , Continuously Callable @100 (b) ...................... 500 375
Series A , 5 .00% , 6/15/51 , Continuously Callable @100 (b) ...................... 100 91
Build NYC Resource Corp. Revenue AMT , 5 .50% , 7/1/55 , Continuously Callable @100 .... 100 101
City of Dunkirk, GO , 7 .50% , 7/24/25 (b) ...................................... 500 501
Metropolitan Transportation Authority Revenue
Series A-2 , 5 .00% , 11/15/45 , (Put Date 5/15/30) (a) ........................... 365 392
Series D-3 , 4 .00% , 11/15/49 , Continuously Callable @100 ..................... 500 415
Monroe County Industrial Development Corp. Revenue , 5 .00% , 12/1/46 , Continuously
Callable @100 ..................................................... 600 587
New York State Dormitory Authority Revenue
4 .00% , 7/1/40 , Continuously Callable @100 ............................... 200 167
6 .00% , 7/1/40 , Continuously Callable @100 ............................... 1,000 873
Onondaga Civic Development Corp. Revenue , 5 .00% , 10/1/40 , Continuously Callable @100 . 250 210
Western Regional Off-Track Betting Corp. Revenue , 4 .13% , 12/1/41 , Continuously Callable
@100 (b) ......................................................... 500 439
4,648
North Carolina (0.6%):
North Carolina Medical Care Commission Revenue , 5 .00% , 10/1/50 , Continuously Callable
@103 ........................................................... 250 226
North Dakota (2.4%):
City of Grand Forks Revenue , 5 .00% , 12/1/36 , Continuously Callable @100 ............ 1,000 968
Ohio (4.4%):
County of Hardin Revenue , 5 .50% , 5/1/50 , Continuously Callable @103 ............... 500 452
Northeast Ohio Medical University Revenue , Series A , 4 .00% , 12/1/45 , Continuously Callable
@100 ........................................................... 225 189
Ohio Higher Educational Facility Commission Revenue
6 .00% , 9/1/47 , Continuously Callable @100 ............................... 250 257
Series 2025 , 5 .50% , 10/1/50 , Continuously Callable @100 ..................... 865 861
1,759

Victory Portfolios
Victory High Income Municipal Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Oklahoma (0.7%):
Tulsa Municipal Airport Trust Trustees Revenue AMT , 6 .25% , 12/1/40 , Continuously Callable
@100 ........................................................... $ 250 $ 269
Oregon (1.9%):
Clackamas County Hospital Facility Authority Revenue
Series A , 5 .00% , 11/15/52 , Continuously Callable @102 ....................... 500 445
Series A , 5 .38% , 11/15/55 , Continuously Callable @102 ....................... 100 93
Yamhill County Hospital Authority Revenue , Series A , 5 .00% , 11/15/51 , Continuously Callable
@103 ........................................................... 250 202
740
Pennsylvania (2.7%):
Bucks County IDA Revenue , 5 .00% , 7/1/54 , Continuously Callable @100 .............. 500 466
Chester County IDA Revenue , 6 .00% , 10/15/52 , Continuously Callable @100 (b) ......... 500 499
Philadelphia IDA Revenue , Series DB-8161 , 2 .15% , 7/1/61 , Callable 8/6/26 @ 100 (b) (c) ... 100 100
1,065
South Carolina (4.8%):
County of Lancaster Special Assessment , Series A , 5 .00% , 12/1/37 , Continuously Callable
@100 ........................................................... 1,675 1,675
County of Richland Special Assessment , 3 .63% , 11/1/31 , Continuously Callable @103 (b) ... 290 252
1,927
Texas (4.6%):
City of Houston Airport System Revenue AMT , 4 .00% , 7/15/41 , Continuously Callable @100 750 644
Mission Economic Development Corp. Revenue AMT , 5 .00% , 12/1/64 , (Put Date 6/1/30) (a) . 400 408
Port of Port Arthur Navigation District Revenue
Series B , 2 .05% , 4/1/40 , Continuously Callable @100 (c) ....................... 200 200
Series C , 2 .00% , 4/1/40 , Continuously Callable @100 (c) ....................... 600 600
1,852
Utah (5.4%):
Military Installation Development Authority Revenue
Series A-1 , 4 .00% , 6/1/41 , Continuously Callable @103 ....................... 250 217
Series A-1 , 4 .00% , 6/1/52 , Continuously Callable @103 ....................... 250 197
Utah Charter School Finance Authority Revenue
2 .75% , 4/15/50 , Continuously Callable @100 ............................... 525 323
Series A , 5 .63% , 6/15/42 , Continuously Callable @100 (b) ...................... 250 246
Utah Infrastructure Agency Revenue , Series A , 5 .38% , 10/15/40 , Continuously Callable @100 1,150 1,159
2,142
Vermont (3.8%):
Vermont Economic Development Authority Revenue , 4 .00% , 5/1/45 , Continuously Callable
@103 ........................................................... 500 396
Vermont Educational & Health Buildings Financing Agency Revenue
5 .00% , 10/15/46 , Continuously Callable @100 .............................. 750 656
6 .00% , 10/1/52 , Continuously Callable @100 (b) ............................ 500 442
1,494
Virginia (0.6%):
Salem Economic Development Authority Revenue , 6 .00% , 4/1/50 , Continuously Callable
@100 ........................................................... 235 243
West Virginia (3.0%):
Monongalia County Commission Excise Tax District Revenue , Series A , 5 .75% , 6/1/43 ,
Continuously Callable @100 (b) ........................................ 1,000 1,003
West Virginia Economic Development Authority Revenue AMT , 5 .45% , 1/1/55 , (Put Date
3/27/35) (a) (b) ..................................................... 200 204
1,207
Wisconsin (7.6%):
Public Finance Authority Revenue
4 .00% , 4/1/52 , Continuously Callable @100 (b) ............................. 500 393
Series A , 4 .25% , 12/1/51 , Continuously Callable @100 (b) ...................... 500 385
Series A , 5 .88% , 6/1/52 , Continuously Callable @100 (b) ...................... 250 231
Series A , 5 .25% , 3/1/55 , Continuously Callable @100 (b) ...................... 500 458
Series A , 5 .00% , 7/1/55 , Continuously Callable @100 (b) ...................... 500 439
Series A-1 , 4 .00% , 7/1/51 , Continuously Callable @100 (b) ..................... 500 397
Wisconsin Health & Educational Facilities Authority Revenue
4 .00% , 1/1/47 , Continuously Callable @103 ............................... 500 407

Victory Portfolios
Victory High Income Municipal Bond Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
4 .00% , 12/1/51 , Continuously Callable @100 ............................... $ 500 $ 321
3,031
Total Municipal Bonds (Cost $44,165)
a
a
a
39,260
Total Investments (Cost $44,165) — 98.6% 39,260
Other assets in excess of liabilities —  1.4% 540
NET ASSETS - 100.00% $ 39,800
(a) Put Bond.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2025, the fair value of these securities was $13,393
(thousands) and amounted to 33.7% of net assets.
(c) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(d) Zero-coupon bond.
AMT
—
Alternative Minimum Tax
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios
Victory Floating Rate Fund
26
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Collateralized Loan Obligations (0.9%)
Cash Flow CLO (0.9%):
CIFC Funding Ltd., Series 2020-4A, Class DR, 7.06% (TSFR3M+280bps), 1/15/40, Callable
1/15/27 @ 100(a)(b) ................................................. $ 1,375 $ 1,354
Magnetite XXX Ltd., Series 2021-30A, Class D2R, 8.28% (TSFR3M+400bps), 10/25/37,
Callable 10/25/26 @ 100(a)(b) ......................................... 1,375 1,388
Magnetite XXXIX Ltd., Series 2023-39A, Class E2R, 9.53% (TSFR3M+525bps), 1/25/37,
Callable 1/25/26 @ 100(a)(b) .......................................... 1,000 997
3,739
Total Collateralized Loan Obligations (Cost $3,821)
a
a
a
3,739
Shares
Common Stocks (1.9%)
Communication Services (0.4%):
Entercom Media Corp.(c) ................................................. 147,854 1,774
Consumer Discretionary (0.2%):
Jo-Ann Stores LLC(c)(d) ................................................. 38,650 —
Men's Wearhouse, Inc.(c)(d) ............................................... 32,607 652
652
Health Care (1.3%):
Air Methods Corp.(c) .................................................... 79,744 4,984
Covis Parent SCA, Class A Shares(c)(e) ....................................... 10,030 —
Covis Parent SCA, Class B Shares(c)(e) ....................................... 10,030 —
Covis Parent SCA, Class C Shares(c)(e) ....................................... 10,030 —
Covis Parent SCA, Class D Shares(c)(e) ....................................... 10,030 —
Covis Parent SCA, Class E Shares(c)(e) ....................................... 10,030 —
Rising Tide Holdings, Inc.(c)(d) ............................................ 241,726 24
5,008
Total Common Stocks (Cost $5,022)
a
a
a
7,434
Principal Amount
(000)
Senior Secured Loans (79.7%)
Communication Services (8.1%):
Audacy Capital LLC, Tranche A Term Loan, F irst Lien, 11.44% (SOFR01M+700bps),
9/30/28(a) ........................................................ 461 457
Audacy Capital LLC, Tranche B Term Loan, First Lien, 10.44% (SOFR01M+600bps),
10/1/29(a)(f) ...................................................... 3,863 3,143
CSC Holdings LLC, Term Loan 2022, First Lien, 8.81% (SOFR01M+450bps), 1/18/28(a) ... 3,855 3,798
Cumulus Media New Holdings, Inc., Incremental Term Loan Facility, First Lien, 9.26%
(SOFR03M+500bps), 3/31/26(a) ........................................ 14,406 3,515
Dotdash Meredith, Inc., Term B-2 Loan, 7.82% (SOFR01M+350bps), 6/7/32(a) .......... 720 719
Frontier Communications Holdings LLC, Initial Term Loans, First Lien, 6.79%
(SOFR06M+250bps), 7/1/31(a) ......................................... 3,284 3,279
Gray Television, Inc., Term D Loan, First Lien, 7.44% (SOFR01M+300bps), 12/1/28(a) .... 4,143 4,002
iHeartCommunications, Inc., Second Amendment Incremental Term Loan, First Lien, 10.22%
(SOFR01M+578bps), 5/1/29(a) ......................................... 3,582 2,909
River Rock Entertainment Authority, 6/25/31(g) ................................. 860 834
Virgin Media Bristol LLC, N Facility, First Lien, 7.37% (SOFR06M+318bps), 3/31/31(a) ... 4,250 4,191
Ziggo Financing Partnership, Term Loan I Facility, First Lien, 6.93% (SOFR01M+250bps),
4/30/28(a) ........................................................ 6,000 5,857
32,704
Consumer Discretionary (15.6%):
19th Holdings Golf LLC, Initial Term Loans, First Lien, 7.66% (SOFR01M+325bps), 2/7/29(a) 2,196 2,161
Caesars Entertainment, Inc., 2023 Incremental Term B Loan, First Lien, 6.58%
(SOFR01M+225bps), 2/6/30(a) ......................................... 4,789 4,779
Carnival Corp., 2025 Repricing Advance, First Lien, 6.31% (SOFR01M+200bps), 10/18/28(a) 4,607 4,602
Carnival Corp., 2025 Repricing Advance, First Lien, 6.31% (SOFR01M+200bps), 8/9/27(a) . 163 162
Cengage Learning, Inc., 2024 Refinancing Term Loan, First Lien, 7.83% (SOFR03M+350bps),
3/24/31(a) ........................................................ 3,950 3,956
Entain PLC, Facility B (USD) Loan, First Lien, 6.67% (SOFR03M+250bps), 3/29/27(a) .... 1,915 1,916

Victory Portfolios
Victory Floating Rate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Fitness International LLC, Term B Loan, First Lien, 9.58% (SOFR01M+525bps), 2/12/29(a) . $ 4,444 $ 4,448
Fleet Midco I Ltd., Term Loan B2, First Lien, 7.06% (SOFR06M+275bps), 2/10/31(a) ..... 2,722 2,725
Flutter Financing B.V., Refinancing Term B Loan, First Lien, 6.05% (SOFR03M+175bps),
11/30/30(a) ....................................................... 4,925 4,907
Graham Packaging Co., Inc., Initial Term Loan, First Lien, 6.83% (SOFR01M+250bps),
8/4/27(a) ......................................................... 2,343 2,347
Hanesbrands, Inc., Initial Trance B Term Loan, First Lien, 7.08% (SOFR01M+275bps),
3/8/32(a) ......................................................... 1,359 1,361
Harbor Freight Tools USA, Inc., Replacement Term Loan, 6.58% (SOFR01M+225bps),
6/11/31(a) ........................................................ 1,000 978
Hilton Grand Vacations Borrower LLC, Amendment No. 4 Term Loans, First Lien, 6.33%
(SOFR01M+200bps), 1/17/31(a) ........................................ 1,448 1,445
Holley Purchaser, Inc., Initial Term Loan, First Lien, 8.19% (SOFR01M+375bps), 11/10/28(a) 4,087 3,777
Houghton Mifflin Harcourt Co., Term B Loans, First Lien, 9.63% (SOFR01M+525bps),
4/7/29(a) ......................................................... 3,286 3,205
LBM Acquisition LLC, Initial Term Loan, First Lien, 8.18% (SOFR01M+375bps), 12/20/27(a) 4,552 4,482
Marriott Ownership Resorts, Inc., 2024 Incremental Term Loans, First Lien, 6.58%
(SOFR01M+225bps), 4/1/31(a) ......................................... 4,950 4,950
McGraw-Hill Education, Inc., 2024 Term Loans, First Lien, 7.58% (SOFR03M+325bps),
8/6/31(a) ......................................................... 4,019 4,030
Petco Health and Wellness Co., Inc., Initial Term Loans, First Lien, 7.81%
(SOFR03M+325bps), 2/25/28(a) ........................................ 3,377 3,103
RVR Dealership Holdings LLC, 2/8/28(g) ..................................... 1,995 1,821
Travel + Leisure Co., Term Loan B, First Lien, 6.83% (SOFR03M+250bps), 12/14/29(a) .... 2,173 2,174
63,329
Consumer Staples (2.1%):
B&G Foods, Inc., Tranche B-5 Term Loans, First Lien, 7.83% (SOFR01M+350bps),
10/10/29(a) ....................................................... 6,401 5,814
First Brands Group LLC, 2021 Term Loans, First Lien, 9.54% (SOFR03M+500bps), 3/24/27(a) 2,266 2,137
Goat Holdco LLC, Term Loan B, First Lien, 7.08% (SOFR01M+275bps), 12/9/31(a) ...... 635 636
8,587
Energy (3.7%):
Ai Aqua Merger Sub, Inc., 2025 Refinancing Term B Loans, First Lien, 7.32%
(SOFR01M+300bps), 7/31/28(a) ........................................ 996 997
Constellation Renewables LLC, Term Loans, First Lien, 6.58% (SOFR03M+225bps),
12/15/27(a) ....................................................... 2,744 2,750
Delek U.S. Holdings, Inc., Initial Term Loan, First Lien, 7.93% (SOFR01M+350bps),
11/19/29(a) ....................................................... 3,816 3,744
NorthRiver Midstream Finance LP, Initial Term B, First Lien, 6.55% (SOFR03M+225bps),
8/16/30(a) ........................................................ 3,026 3,037
Traverse Midstream Partners LLC, Advance, First Lien, 7.28% (SOFR03M+300bps),
2/16/28(a) ........................................................ 4,014 4,019
14,547
Financials (11.9%):
Acrisure, LLC, Term B6, First Lien, 7.58% (SOFR01M+325bps), 6/7/32(a) ............. 1,290 1,288
AIP RD Buyer Corp., 12/23/30(g) ........................................... 499 498
Allspring Buyer LLC, Term Loan B, First Lien, 7.31% (SOFR01M+300bps), 11/1/30(a) .... 978 982
Arsenal AIC Parent LLC, 2024 Refinancing Term B Loans, First Lien, 7.08%
(SOFR03M+275bps), 8/18/30(a) ........................................ 4,422 4,412
Asurion LLC, 9/19/30(g) ................................................. 1,000 971
BW NHHC Holdco, Inc., Term Loan Lien 2, Second Lien, 13.33% (SOFR03M+900bps),
5/15/26(a) ........................................................ 3,000 600
Camelot US Acquisition LLC, 1/31/31(g) ...................................... 892 892
Central Parent LLC, 2024 Refinancing Term Loan, First Lien, 7.55% (SOFR03M+325bps),
7/6/29(a) ......................................................... 993 826
Chariot Buyer LLC, Initial Term Loans, First Lien, 7.68% (SOFR01M+325bps), 11/3/28(a) .. 3,764 3,768
Clydesdale Acquisition Holdings, Inc., Term B Loans, First Lien, 7.50% (SOFR01M+318bps),
4/13/29(a) ........................................................ 2,397 2,391
DS Parent, Inc., Term Loan B, 9.80% (SOFR03M+550bps), 1/31/31(a) ................ 1,995 1,783
Fortress Intermediate 3, Inc., Tranche B Term Loan, 7.32%, 8/4/25 ................... 413 413
GIP Pilot Acquisition Partners LP, 2024 Term Loan B, First Lien, 6.28% (SOFR03M+200bps),
10/4/30(a) ........................................................ 2,770 2,772

Victory Portfolios
Victory Floating Rate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Gloves Buyer, Inc., Term Loan, First Lien, 1/17/32(g) ............................. $ 1,218 $ 1,192
Hamilton Projects Acquiror LLC, 5/30/31(g) ................................... 750 752
IXS Holdings, Inc., 3/5/27(g) .............................................. 2,992 2,904
LSF12 Badger Bidco LLC, 7/10/30(g) ........................................ 1,995 1,935
Neptune BidCo US, Inc., Dollar Term B Loan, First Lien, 9.33% (SOFR03M+500bps),
4/11/29(a) ........................................................ 2,240 2,113
Novae LLC, Tranche B Term Loan, 9.45% (SOFR03M+500bps), 12/22/28(a) ............ 2,000 1,880
Oldcastle BuildingEnvelope, Inc., Term B Loans, First Lien, 8.55% (SOFR06M+425bps),
4/29/29(a) ........................................................ 6,304 5,789
Orion U.S. Finco, 5/20/32(g) ............................................... 1,503 1,508
Sedgwick Claims Management Services, Inc., 2024 Term Loans, First Lien, 7.33%
(SOFR03M+300bps), 2/24/28(a) ........................................ 2,645 2,653
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 5/10/32(g) .................. 500 504
VOYAGER PARENT LLC, Term Loan B, First Lien, 5/9/32(g) ...................... 1,000 989
WestJet Loyalty LP, Initial Term Loan, First Lien, 7.55% (SOFR03M+325bps), 2/14/31(a) .. 4,938 4,935
48,750
Health Care (12.6%):
Amneal Pharmaceuticals LLC, Initial Term Loan, First Lien, 9.83% (SOFR01M+550bps),
5/4/28(a) ......................................................... 6,410 6,509
Covis Pharma Holdings SARL, Dollar Term B Loans, First Lien, 2/18/27(g) ............. 9,275 3,455
Embecta Corp., Initial Term Loan, First Lien, 7.33% (SOFR01M+300bps), 4/2/29(a) ...... 4,229 4,205
Global Medical Response, Inc., 2024 Extended Term Loan, First Lien, 9.08%
(SOFR01M+475bps), 10/2/28(a) ........................................ 5,860 5,863
Knight Health Holdings LLC, Term B Loans, First Lien, 9.69% (SOFR01M+525bps),
12/26/28(a) ....................................................... 22,666 8,926
LifePoint Health, Inc., 2024-1 Refinancing Term Loan, First Lien, 8.01% (SOFR03M+375bps),
5/14/31(a) ........................................................ 4,919 4,861
LifeScan Global Corporation, Initial Term Loan, First Lien, 10.92% (SOFR03M+650bps),
12/31/26(a) ....................................................... 8,440 5,365
LifeScan Global Corporation, Term Loan, Second Lien (SOFR03M+950bps), 12/31/27(a)(g) . 3,750 563
Perrigo Investments LLC, 2024 Refinancing Term B Loan, First Lien, 6.33%
(SOFR01M+200bps), 4/20/29(a) ........................................ 2,996 2,995
Radiology Partners, Inc., Term B Loans, First Lien, 8.09% (SOFR03M+350bps), 7/9/25(a) .. 57 44
Rising Tide Holdings, Inc., Tranche B Term Loan, First Lien, 6/13/28(g) ............... 3,730 2,201
Surgery Center Holdings, Inc., 2024 Refinancing Term Loans, First Lien, 7.08%
(SOFR01M+275bps), 12/19/30(a) ....................................... 1,980 1,986
Team Health Holdings, Inc., Facility Extended Trem Loan, First Lien, 9.53%
(SOFR03M+525bps), 2/2/27(a) ......................................... 3,859 3,834
50,807
Industrials (14.6%):
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), 2025 Replacement Term Loan, 6.52%
(SOFR01M+225bps), 4/20/28(a) ........................................ 3,292 3,267
American Auto Auction Group LLC, 5/24/32(g) ................................. 556 558
Arches Buyer, Inc., Refinancing Term Loan, First Lien, 7.68% (SOFR01M+325bps),
12/6/27(a) ........................................................ 1,969 1,943
AZZ, Inc., Initial Term Loan, First Lien, 6.83% (SOFR01M+250bps), 5/13/29(a) ......... 1,824 1,835
Chart Industries, Inc., Amendment  No. 7 Term Loan, First Lien, 6.79% (SOFR03M+250bps),
3/18/30(a) ........................................................ 2,432 2,435
Core & Main LP, Term Loan B, First Lien, 6.27% (SOFR01M+200bps), 2/10/31(a) ........ 4,197 4,199
Cornerstone Building Brands, Inc., Tranche B Term Loan, First Lien, 7.66%
(SOFR01M+325bps), 4/12/28(a) ........................................ 3,348 2,979
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien, 8.02%
(SOFR03M+375bps), 10/20/27(a) ....................................... 3,412 3,429
First Advantage Holdings LLC, 10/31/31(g) .................................... 1,500 1,500
Gates Global LLC, Initial B-5 Dollar Term Loans, First Lien, 6.08% (SOFR01M+175bps),
6/4/31(a) ......................................................... 5,950 5,945
Harsco Corp., Term B-3 Loans, First Lien, 6.69% (SOFR01M+225bps), 3/10/28(a) ........ 3,863 3,816
Hertz Corp., Initial Term B Loans, First Lien, 8.04% (SOFR01M+350bps), 6/30/28(a) ...... 1,024 848
Hertz Corp., Initial Term C Loan, First Lien, 8.04% (SOFR01M+350bps), 6/30/28(a) ...... 203 169
Innio North America Holding, Inc., Term Loan B, First Lien, 6.76% (SOFR03M+250bps),
11/6/28(a) ........................................................ 3,620 3,624

Victory Portfolios
Victory Floating Rate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Janus International Group LLC, Term Loan B, First Lien, 6.78% (SOFR01M+250bps),
8/5/30(a) ......................................................... $ 3,546 $ 3,531
Karman Holdings Inc., Initial Term Loan, 7.80% (SOFR03M+350bps), 4/1/32(a) ......... 825 826
LS Group OpCo. Acquistion LLC, Term Loan B, First Lien, 6.83% (SOFR01M+250bps),
4/23/31(a) ........................................................ 4,665 4,656
Madison IAQ LLC, Initial Term Loans, First Lien, 6.76% (SOFR06M+250bps), 6/16/28(a) .. 2,988 2,988
Rising Tide Holdings, Inc., Term Loan A, First Lien, 6/13/28(g) ...................... 1,411 1,404
The Dun & Bradstreet Corp., 2022 Incremental Term B-2 Loan, First Lien, 6.57%
(SOFR01M+225bps), 1/18/29(a) ........................................ 2,459 2,457
Vestis Corp., Term B-1 Loan, First Lien, 6.58% (SOFR03M+225bps), 2/24/31(a) ......... 2,494 2,385
WireCo WorldGroup, Inc., Term Loan B, First Lien, 8.02% (SOFR03M+375bps), 11/13/28(a)
(d) ............................................................. 3,738 3,532
58,326
Information Technology (4.5%):
Cloud Software Group, Inc., Seventh Amendment Tranche B-1 Term Loan, First Lien, 7.80%
(SOFR03M+350bps), 3/29/29(a) ........................................ 4,890 4,893
Commscope LLC, 12/17/29(g) ............................................. 1,500 1,516
McAfee Corp.,Term Loan B, First Lien, 7.32% (SOFR01M+300bps), 3/1/29(a) .......... 2,960 2,870
MH SUB I LLC, Term Loan, First Lien, 8.58% (SOFR01M+425bps), 5/3/28(a) .......... 2,352 2,204
MH SUB I LLC, Term Loan, First Lien, 8.58% (SOFR01M+425bps), 12/31/31(a) ........ 1,592 1,379
Project Alpha Intermediate Holding, Inc., Second Amendment Refinancing Term Loan, First
Lien, 7.55% (SOFR03M+325bps), 10/28/30(a) .............................. 997 1,002
Proofpoint, Inc., Term Loan, First Lien, 7.33% (SOFR01M+300bps), 8/31/28(a) .......... 2,216 2,216
Sandisk Corporation, Term B Loan, First Lien, 7.32% (SOFR03M+300bps), 12/13/31(a) .... 1,425 1,416
17,496
Materials (5.8%):
Ahlstrom Holding 3 Oy, 5/23/30(g) .......................................... 1,927 1,920
Anchor Packaging LLC, Term Loan, First Lien, 7.56% (SOFR01M+325bps), 7/18/29(a) .... 3,967 3,986
Bakelite US Holdco, Inc., Term Loan B, First Lien, 8.05% (SOFR03M+375bps), 12/16/31(a) 1,965 1,937
IMC Financing LLC, Term Loan B, 7.81% (SOFR03M+350bps), 6/2/32(a) ............. 689 692
Ineos U.S. Finance LLC, 2030 Dollar Term Loans, First Lien, 7.58% (SOFR01M+325bps),
2/16/30(a) ........................................................ 3,886 3,717
Light & Wonder International, Inc., Term B-2 Loans, First Lien, 6.56% (SOFR01M+225bps),
4/16/29(a) ........................................................ 4,829 4,826
White Cap Supply Holdings LLC, Tranche C Term Facility, First Lien, 7.58%
(SOFR01M+325bps), 10/19/29(a) ....................................... 6,130 6,087
23,165
Real Estate (0.8%):
RealPage, Inc., Initial Term Loan, First Lien, 7.56% (SOFR03M+300bps), 4/22/28(a) ...... 3,387 3,361
Total Senior Secured Loans (Cost $360,819)
a
a
a
321,072
Corporate Bonds (7.3%)
Communication Services (1.5%):
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32, Callable 2/1/27 @ 102.38(b) 1,260 1,194
Clear Channel Outdoor Holdings, Inc., 7.88%, 4/1/30, Callable 10/1/26 @ 103.94(b) ....... 1,560 1,610
CSC Holdings LLC, 11.75%, 1/31/29, Callable 1/31/26 @ 105.88(b) .................. 1,000 948
Cumulus Media New Holdings, Inc., 8.00%, 7/1/29, Callable 8/2/25 @ 100(b) ........... 2,315 655
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/31, Callable
10/1/27 @ 104.13(b) ................................................ 1,700 1,780
6,187
Consumer Discretionary (0.5%):
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 3/1/30, Callable 8/2/25
@ 103.31(b) ...................................................... 2,000 1,927
Energy (0.7%):
Alpha Generation LLC, 6.75%, 10/15/32, Callable 10/15/27 @ 103.38(b) ............... 1,000 1,032
CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%, 12/15/33, Callable 12/15/28 @
103.75(b) ........................................................ 1,500 1,627
2,659
Financials (1.4%):
Hudson River Trading LLC, 7.33%, 3/18/30 .................................... 1,685 1,681

Victory Portfolios
Victory Floating Rate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Olympus Water US Holding Corp., 9.75%, 11/15/28, Callable 8/2/25 @ 104.88(b) ........ $ 1,000 $ 1,053
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32, Callable 8/15/27 @
103.38(b) ........................................................ 1,500 1,559
Stagwell Global LLC, 5.63%, 8/15/29, Callable 8/2/25 @ 102.81(b) ................... 1,500 1,435
5,728
Health Care (0.9%):
AdaptHealth LLC, 5.13%, 3/1/30, Callable 7/13/25 @ 102.56(b) ..................... 1,000 951
CHS/Community Health Systems, Inc., 6.13%, 4/1/30, Callable 8/2/25 @ 103.06(b) ....... 1,000 738
Owens & Minor, Inc., 6.63%, 4/1/30, Callable 8/2/25 @ 103.31(b) .................... 1,000 940
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29, Callable 5/15/26 @ 104.88(b) .......... 1,140 1,176
3,805
Information Technology (0.8%):
Cloud Software Group, Inc., 6.50%, 3/31/29, Callable 9/30/25 @ 103.25(b) ............. 1,500 1,514
EquipmentShare.com, Inc., 8.00%, 3/15/33, Callable 9/15/27 @ 104(b) ................ 1,455 1,525
3,039
Materials (1.1%):
Allied Universal Holdco LLC, 7.88%, 2/15/31, Callable 2/15/27 @ 103.94(b) ............ 1,000 1,045
Methanex US Operations, Inc., 6.25%, 3/15/32, Callable 9/15/31 @ 100(b) ............. 1,000 997
Novelis Corp., 3.88%, 8/15/31, Callable 8/15/26 @ 101.94(b) ....................... 1,000 897
Tronox, Inc., 4.63%, 3/15/29, Callable 8/2/25 @ 101.16(b) ......................... 1,500 1,294
4,233
Real Estate (0.2%):
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28, Callable
9/15/25 @ 105.25(b) ................................................ 784 831
Utilities (0.2%):
Clearway Energy Operating LLC, 3.75%, 2/15/31, Callable 2/15/26 @ 101.88(b) ......... 1,000 918
Total Corporate Bonds (Cost $31,210)
a
a
a
29,327
Yankee Dollars (1.0%)
Financials (0.7%):
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/1/30, Callable 10/1/26 @
104.25(b) ........................................................ 1,250 1,301
GGAM Finance Ltd., 8.00%, 6/15/28, Callable 12/15/27 @ 100(b) ................... 1,500 1,587
2,888
Materials (0.3%):
First Quantum Minerals Ltd., 8.63%, 6/1/31, Callable 6/1/26 @ 104.31(b) .............. 1,000 1,037
Total Yankee Dollars (Cost $3,817)
a
a
a
3,925
Shares
Exchange-Traded Funds (4.1%)
Invesco Senior Loan ETF ................................................. 400,000 8,368
SPDR Blackstone Senior Loan ETF .......................................... 200,000 8,318
Total Exchange-Traded Funds (Cost $16,825)
a
a
a
16,686
Total Investments (Cost $421,514) — 94.9% 382,183
Other assets in excess of liabilities —  5.1% 20,442
NET ASSETS - 100.00% $ 402,625
At June 30, 2025, the Fund's investments in foreign securities were 9.3% of net assets.
(a) Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2025.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2025, the fair value of these securities was $35,312
(thousands) and amounted to 8.8% of net assets.
(c) Non-income producing security.
(d) This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial
Statements)
(e) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of June 30, 2025. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(f) Currently the issuer is in default with respect to interest and/or principal payments.

Victory Portfolios
Victory Floating Rate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
(g) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
ETF
—
Exchange-Traded Fund
LLC
—
Limited Liability Company
LP
—
Limited Partnership
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of June 30, 2025.
SOFR03M
—
3 Month SOFR, rate disclosed as of June 30, 2025.
SOFR06M
—
6 Month SOFR, rate disclosed as of June 30, 2025.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of June 30, 2025.

Statements of Assets and Liabilities
June 30, 2025

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Low
Duration Bond Fund
Victory High Yield
Fund
Victory Tax-Exempt
Fund
Assets:
Investments, at value (Cost $92,858, $125,623 and $36,535) $ 94,192 (a) $ 124,648 (b) $ 32,974
Cash 460 504 102
Receivables:
Dividends, interest, and securities lending income 621 2,035 437
Capital shares issued 21 43 1
Investments sold — 1,697 —
From Adviser 22 32 19
Prepaid expenses 33 34 22
Total Assets 95,349 128,993 33,555
Liabilities:
Payables:
Collateral received on loaned securities 53 4,598 —
Distributions 26 20 3
Investments purchased 351 2,270 509
Capital shares redeemed 105 241 21
Accrued expenses and other payables:
Investment advisory fees 35 59 14
Administration fees 4 5 1
Custodian fees 3 5 1
Transfer agent fees 2 1 — (c)
Sub-Transfer agent fees 18 35 7
Compliance fees — (c) — (c) — (c)
Trustees' fees — — — (c)
12b-1 fees 7 10 2
Other accrued expenses 20 21 14
Total Liabilities 624 7,265 572
Commitments and contingencies (Note 4 )
Net Assets:
Capital 127,405 190,036 38,266
Total accumulated earnings (loss) (32,680) (68,308) (5,283)
Net Assets $ 94,725 $ 121,728 $ 32,983
Net Assets:
Class A $ 50,833 $ 22,104 $ 20,637
Class C 3,436 19,607 306
Class R — 1,282 —
Class Y 40,456 78,735 12,040
Total $ 94,725 $ 121,728 $ 32,983
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 5,097 3,994 2,576
Class C 344 3,533 38
Class R — 229 —
Class Y 4,056 14,291 1,503
Total 9,497 22,047 4,117
Net asset value, offering and redemption price per share: (d)
Class A $ 9 .97 $ 5 .53 $ 8 .01
Class C(e) 9 .98 5 .55 8 .01
Class R — 5 .60 —
Class Y 9 .98 5 .51 8 .01
Maximum Sales Charge — Class A 2 .25% 2 .25% 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 10 .20 $ 5 .66 $ 8 .20
(a) Includes $51 thousand of securities on loan.
(b) Includes $4,416 thousand of securities on loan.
(c) Rounds to less than $1 thousand.
(d) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(e) Redemption price per share varies by the length of time shares are held.

Statements of Assets and Liabilities
June 30, 2025

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory High Income
Municipal Bond
Fund
Victory Floating
Rate Fund
Assets:
Investments, at value (Cost $44,165 and $421,514) $ 39,260 $ 382,183
Cash 151 13,948
Receivables:
Dividends, interest, and securities lending income 436 3,447
Capital shares issued 18 363
Investments sold — 28,502
From Adviser 25 151
Prepaid expenses 26 109
Total Assets 39,916 428,703
Liabilities:
Payables:
Distributions 3 307
Investments purchased — 23,753
Capital shares redeemed 68 1,592
Accrued expenses and other payables:
Investment advisory fees 16 215
Administration fees 2 18
Custodian fees 1 59
Transfer agent fees 2 2
Sub-Transfer agent fees 7 98
Compliance fees — (a) — (a)
12b-1 fees 2 23
Other accrued expenses 15 11
Total Liabilities 116 26,078
Commitments and contingencies (Note 4 )
Net Assets:
Capital 45,876 900,910
Total accumulated earnings (loss) (6,076) (498,285)
Net Assets $ 39,800 $ 402,625
Net Assets:
Class A $ 14,793 $ 133,248
Class C 136 23,899
Class Y 20,394 240,792
Member Class 4,477 4,686
Total $ 39,800 $ 402,625
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 1,603 16,918
Class C 15 3,032
Class Y 2,212 30,555
Member Class 486 595
Total 4,316 51,100
Net asset value, offering and redemption price per share: (b)
Class A $ 9 .22 $ 7 .88
Class C(c) 9 .22 7 .88
Class Y 9 .22 7 .88
Member Class 9 .22 7 .87
Maximum Sales Charge — Class A 2 .25% 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 9 .43 $ 8 .06
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(c) Redemption price per share varies by the length of time shares are held.

Statements of Operations
For the Six Months Ended June 30, 2025

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
(Unaudited)
Victory Low
Duration Bond Fund
Victory High Yield
Fund
Victory Tax-Exempt
Fund
Investment Income:
Dividends $ — $ 125 $ —
Interest 2,544 4,803 743
Securities lending (net of fees) 1 43 —
Total Income 2,545 4,971 743
Expenses:
Investment advisory fees 222 371 85
Administration fees 27 33 9
Sub-Administration fees 9 9 8
12b-1 fees — Class A 64 26 27
12b-1 fees — Class C 17 87 2
12b-1 fees — Class R — 3 —
Custodian fees 6 6 2
Transfer agent fees — Class A 6 1 1
Transfer agent fees — Class C — (a) — (a) — (a)
Transfer agent fees — Class R — — (a) —
Transfer agent fees — Class Y — (a) — (a) — (a)
Sub-Transfer agent fees — Class A 22 8 9
Sub-Transfer agent fees — Class C 2 8 — (a)
Sub-Transfer agent fees — Class R — 1 —
Sub-Transfer agent fees — Class Y 20 66 6
Trustees' fees 4 4 2
Compliance fees — (a) 1 — (a)
Legal and audit fees 10 11 6
State registration and filing fees 16 20 15
Interfund lending fees — 1 —
Printing fees 14 18 11
Other expenses 5 8 4
Total Expenses 444 682 187
Expenses waived/reimbursed by Adviser (62) (101) (56)
Net Expenses 382 581 131
Net Investment Income (Loss) 2,163 4,390 612
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 46 (1,524) (50)
Net change in unrealized appreciation/depreciation on investment securities 701 3,777 (1,615)
Net realized/unrealized gains (losses) on investments 747 2,253 (1,665)
Change in net assets resulting from operations $ 2,910 $ 6,643 $ (1,053)
(a) Rounds to less than $1 thousand.

Statements of Operations
For the Six Months Ended June 30, 2025

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
(Unaudited)
Victory High Income
Municipal Bond
Fund
Victory Floating
Rate Fund
Investment Income:
Dividends $ 18 $ 564
Interest 857 21,772
Total Income 875 22,336
Expenses:
Investment advisory fees 93 1,377
Administration fees 10 114
Sub-Administration fees 9 10
12b-1 fees — Class A 20 172
12b-1 fees — Class C 1 127
Custodian fees 2 117
Transfer agent fees — Class A — (a) 3
Transfer agent fees — Class C — (a) — (a)
Transfer agent fees — Class Y — (a) — (a)
Transfer agent fees — Member Class 2 2
Sub-Transfer agent fees — Class A 6 69
Sub-Transfer agent fees — Class C — (a) 15
Sub-Transfer agent fees — Class Y 9 138
Trustees' fees 2 12
Compliance fees — (a) 2
Legal and audit fees 6 51
State registration and filing fees 21 26
Line of credit fees — 76
Interfund lending fees — — (a)
Printing fees 13 30
Other expenses 6 47
Total Expenses 200 2,388
Expenses waived/reimbursed by Adviser (73) (454)
Net Expenses 127 1,934
Net Investment Income (Loss) 748 20,402
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 24 (7,636)
Net change in unrealized appreciation/depreciation on investment securities (1,268) (786)
Net realized/unrealized gains (losses) on investments (1,244) (8,422)
Change in net assets resulting from operations $ (496) $ 11,980
(a) Rounds to less than $1 thousand.

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Low Duration Bond Fund Victory High Yield Fund Victory Tax-Exempt Fund
Six
Months
Ended
June 30,
2025
(Unaudited)
Year
Ended
December 31,
2024
Six
Months
Ended
June 30,
2025
(Unaudited)
Year
Ended
December 31,
2024
Six
Months
Ended
June 30,
2025
(Unaudited)
Year
Ended
December 31,
2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 2,163 $ 4,775 $ 4,390 $ 13,485 $ 612 $ 1,213
Net realized gains (losses) 46 (255) (1,524) (9,582) (50) (35)
Net change in unrealized
appreciation/depreciation 701 1,576 3,777 10,281 (1,615) (233)
Change in net assets resulting from
operations 2,910 6,096 6,643 14,184 (1,053) 945
Distributions to Shareholders:
Class A (1,137) (2,110) (761) (1,914) (423) (917)
Class C (62) (81) (566) (1,530) (5) (16)
Class R — (10) (a) (42) (935) — —
Class Y (1,031) (2,616) (3,163) (8,504) (258) (437)
Change in net assets resulting from
distributions to shareholders (2,230) (4,817) (4,532) (12,883) (686) (1,370)
Change in net assets resulting from
capital transactions (8,329) (35,132) (25,054) (34,239) (1,428) 192
Change in net assets (7,649) (33,853) (22,943) (32,938) (3,167) (233)
Net Assets:
Beginning of period 102,374 136,227 144,671 177,609 36,150 36,383
End of period $ 94,725 $ 102,374 $ 121,728 $ 144,671 $ 32,983 $ 36,150
(a) Class R activity is for the period January 1, 2024, to March 28, 2024 (date of conversion to Class A).

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Low Duration Bond Fund Victory High Yield Fund Victory Tax-Exempt Fund
Six
Months
Ended
June 30,
2025
(Unaudited)
Year
Ended
December 31,
2024
Six
Months
Ended
June 30,
2025
(Unaudited)
Year
Ended
December 31,
2024
Six
Months
Ended
June 30,
2025
(Unaudited)
Year
Ended
December 31,
2024
Capital Transactions:
Class A
Proceeds from shares issued $ 1,757 $ 9,959 $ 3,562 $ 4,870 $ 511 $ 759
Distributions reinvested 1,037 1,919 635 1,339 402 864
Cost of shares redeemed (5,068) (15,127) (3,676) (13,493) (1,503) (4,422)
Converted from Class R — 1,210 — — — —
Total Class A $ (2,274) $ (2,039) $ 521 $ (7,284) $ (590) $ (2,799)
Class C
Proceeds from shares issued $ 36 $ 1,808 $ 3,620 $ 7,463 $ 37 $ 14
Distributions reinvested 61 77 566 1,528 4 15
Cost of shares redeemed (222) (673) (1,477) (15,312) (45) (406)
Total Class C $ (125) $ 1,212 $ 2,709 $ (6,321) $ (4) $ (377)
Class R
Proceeds from shares issued $ — $ 48 (a) $ 80 $ 253 $ — $ —
Distributions reinvested — 9 (a) 42 934 — —
Cost of shares redeemed — (3) (a) (108) (16,262) — —
Converted into Class A — (1,210) — — — —
Total Class R $ — $ (1,156) $ 14 $ (15,075) $ — $ —
Class Y
Proceeds from shares issued $ 7,339 $ 16,314 $ 16,327 $ 48,536 $ 843 $ 9,439
Distributions reinvested 927 2,028 3,159 8,488 255 430
Cost of shares redeemed (14,196) (51,491) (47,784) (62,583) (1,932) (6,501)
Total Class Y $ (5,930) $ (33,149) $ (28,298) $ (5,559) $ (834) $ 3,368
Change in net assets resulting from
capital transactions $ (8,329) $ (35,132) $ (25,054) $ (34,239) $ (1,428) $ 192
Share Transactions:
Class A
Issued 176 1,007 653 898 61 90
Reinvested 104 194 116 247 49 102
Redeemed (510) (1,533) (676) (2,475) (183) (521)
Converted from Class R — 123 — — — —
Total Class A (230) (209) 93 (1,330) (73) (329)
Class C
Issued 4 182 662 1,373 4 2
Reinvested 6 8 103 281 1 2
Redeemed (23) (68) (270) (2,793) (5) (49)
Total Class C (13) 122 495 (1,139) — (b) (45)
Class R
Issued — 5 (a) 15 46 — —
Reinvested — 1 (a) 8 172 — —
Redeemed — — (a) (c) (20) (2,966) — —
Converted into Class A — (124) — — — —
Total Class R — (118) 3 (2,748) — —
Class Y
Issued 740 1,656 3,017 9,020 102 1,107
Reinvested 93 206 581 1,572 31 51
Redeemed (1,429) (5,215) (8,857) (11,621) (235) (769)
Total Class Y (596) (3,353) (5,259) (1,029) (102) 389
Change in Shares (839) (3,558) (4,668) (6,246) (175) 15
(a) Class R activity is for the period January 1, 2024, to March 28, 2024 (date of conversion to Class A).
(b) Rounds to less than $1 thousand.
(c) Rounds to less than 1 thousand shares.

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory High Income Municipal Bond
Fund Victory Floating Rate Fund
Six
Months
Ended
June 30,
2025
(Unaudited)
Year
Ended
December 31,
2024
Six
Months
Ended
June 30,
2025
(Unaudited)
Year
Ended
December 31,
2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 796 $ 1,449 $ 20,402 $ 61,054
Net realized gains (losses) 22 82 (7,636) (53,724)
Net change in unrealized appreciation/depreciation (1,314) 786 (786) 44,226
Change in net assets resulting from operations (496) 2,317 11,980 51,556
Distributions to Shareholders:
Class A (328) (727) (6,804) (15,164)
Class C (3) (13) (1,154) (2,825)
Class R — — — (6)(a)
Class Y (366) (650) (12,934) (41,518)
Member Class (99) (153) (230) (385)
Change in net assets resulting from distributions to shareholders (796) (1,543) (21,122) (59,898)
Change in net assets resulting from capital transactions 5,018 (1,200) (54,681) (278,077)
Change in net assets 3,726 (426) (63,823) (286,419)
Net Assets:
Beginning of period 36,074 36,500 466,448 752,867
End of period $ 39,800 $ 36,074 $ 402,625 $ 466,448
(a) Class R activity is for the period January 1, 2024, to March 28, 2024 (date of conversion to Class A).

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory High Income Municipal Bond
Fund Victory Floating Rate Fund
Six
Months
Ended
June 30,
2025
(Unaudited)
Year
Ended
December 31,
2024
Six
Months
Ended
June 30,
2025
(Unaudited)
Year
Ended
December 31,
2024
Capital Transactions:
Class A
Proceeds from shares issued $ 349 $ 679 $ 5,285 $ 21,772
Distributions reinvested 310 682 6,100 13,224
Cost of shares redeemed (1,928) (3,504) (20,803) (75,386)
Converted from Class R — — — 307
Total Class A $ (1,269) $ (2,143) $ (9,418) $ (40,083)
Class C
Proceeds from shares issued $ 3 $ 29 $ 476 $ 1,540
Distributions reinvested 3 13 1,026 2,542
Cost of shares redeemed (102) (291) (4,751) (18,073)
Total Class C $ (96) $ (249) $ (3,249) $ (13,991)
Class R
Proceeds from shares issued $ — $ — $ — $ 21(a)
Distributions reinvested — — — 6(a)
Cost of shares redeemed — — — —(a)
Converted into Class A — — — (306)
Total Class R $ — $ — $ — $ (279)
Class Y
Proceeds from shares issued $ 9,273 $ 9,115 $ 33,428 $ 185,504
Distributions reinvested 363 644 11,365 31,329
Cost of shares redeemed (3,712) (9,545) (87,218) (440,928)
Total Class Y $ 5,924 $ 214 $ (42,425) $ (224,095)
Member Class
Proceeds from shares issued $ 1,002 $ 1,854 $ 427 $ 1,302
Distributions reinvested 99 153 230 385
Cost of shares redeemed (642) (1,029) (246) (1,316)
Total Member Class $ 459 $ 978 $ 411 $ 371
Change in net assets resulting from capital transactions $ 5,018 $ (1,200) $ (54,681) $ (278,077)
Share Transactions:
Class A
Issued 36 70 665 2,694
Reinvested 33 72 768 1,640
Redeemed (205) (370) (2,619) (9,346)
Converted from Class R — — — 38
Total Class A (136) (228) (1,186) (4,974)
Class C
Issued —(b) 3 60 190
Reinvested —(b) 1 129 315
Redeemed (10) (30) (598) (2,240)
Total Class C (10) (26) (409) (1,735)
Class R
Issued — — — 3(a)
Reinvested — — — 1(a)
Redeemed — — — —(a)(b)
Converted into Class A — — — (37)
Total Class R — — — (33)
Class Y
Issued 997 955 4,207 22,906
Reinvested 39 68 1,430 3,882
Redeemed (396) (1,009) (10,958) (54,699)
Total Class Y 640 14 (5,321) (27,911)
Member Class
Issued 105 195 53 161
Reinvested 11 16 29 48
Redeemed (69) (109) (31) (163)
Total Member Class 47 102 51 46
Change in Shares 541 (138) (6,865) (34,607)
(a) Class R activity is for the period January 1, 2024, to March 28, 2024 (date of conversion to Class A).
(b) Rounds to less than 1.

Victory Portfolios
Financial Highlights
For a Share Outstanding Throughout Each Period
40
See notes to financial statements.
Victory Low Duration Bond Fund
Class A
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $9.90 $9.80 $9.64 $10.16 $10.20 $9.99
Investment Activities:
Net investment income (loss)(a) 0.21 0.39 0.24 0.12 0.09 0.14
Net realized and unrealized gains (losses) 0.08 0.10 0.20 (0.49) (0.02) 0.24
Total from Investment Activities 0.29 0.49 0.44 (0.37) 0.07 0.38
Distributions to Shareholders from:
Net investment income (0.22) (0.39) (0.28) (0.15) (0.11) (0.14)
Return of capital — — — — — (0.03)
Total Distributions (0.22) (0.39) (0.28) (0.15) (0.11) (0.17)
Net Asset Value, End of Period $9.97 $9.90 $9.80 $9.64 $10.16 $10.20
Total Return(b)(c) 2.94% 5.11% 4.65% (3.62)% 0.71% 3.85%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.85% 0.85% 0.85% 0.85% 0.85% 0.85%
Net Investment Income (Loss)(d) 4.32% 3.95% 2.52% 1.18% 0.87% 1.39%
Gross Expenses(d)(e) 0.98% 0.98% 0.96% 0.96% 0.95% 0.95%
Supplemental Data:
Net Assets at end of period (000's) $50,833 $52,752 $54,266 $70,419 $76,901 $70,357
Portfolio Turnover(b)(f) 12% 38% 58% 81% 58% 85%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Low Duration Bond Fund
Class C
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $9.91 $9.81 $9.65 $10.16 $10.20 $9.99
Investment Activities:
Net investment income (loss)(a) 0.17 0.32 0.17 0.04 0.01 0.08
Net realized and unrealized gains (losses) 0.08 0.09 0.20 (0.47) (0.02) 0.22
Total from Investment Activities 0.25 0.41 0.37 (0.43) (0.01) 0.30
Distributions to Shareholders from:
Net investment income (0.18) (0.31) (0.21) (0.08) (0.03) (0.07)
Return of capital — — — — — (0.02)
Total Distributions (0.18) (0.31) (0.21) (0.08) (0.03) (0.09)
Net Asset Value, End of Period $9.98 $9.91 $9.81 $9.65 $10.16 $10.20
Total Return(b)(c) 2.52% 4.29% 3.85% (4.26)% (0.07)% 3.05%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.62% 1.62% 1.62% 1.62% 1.62% 1.62%
Net Investment Income (Loss)(d) 3.55% 3.20% 1.74% 0.37% 0.10% 0.76%
Gross Expenses(d)(e) 2.03% 2.28% 2.04% 1.91% 1.91% 1.72%
Supplemental Data:
Net Assets at end of period (000's) $3,436 $3,536 $2,307 $3,841 $5,528 $23,504
Portfolio Turnover(b)(f) 12% 38% 58% 81% 58% 85%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
42
See notes to financial statements.
Victory Low Duration Bond Fund
Class Y
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $9.91 $9.81 $9.65 $10.16 $10.20 $9.99
Investment Activities:
Net investment income (loss)(a) 0.22 0.41 0.27 0.14 0.11 0.17
Net realized and unrealized gains (losses) 0.08 0.11 0.19 (0.47) (0.01) 0.23
Total from Investment Activities 0.30 0.52 0.46 (0.33) 0.10 0.40
Distributions to Shareholders from:
Net investment income (0.23) (0.42) (0.30) (0.18) (0.14) (0.15)
Return of capital — — — — — (0.04)
Total Distributions (0.23) (0.42) (0.30) (0.18) (0.14) (0.19)
Net Asset Value, End of Period $9.98 $9.91 $9.81 $9.65 $10.16 $10.20
Total Return(b)(c) 3.06% 5.47% 4.78% (3.30)% 0.94% 4.08%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.62% 0.62% 0.62% 0.62% 0.62% 0.62%
Net Investment Income (Loss)(d) 4.55% 4.15% 2.75% 1.40% 1.10% 1.64%
Gross Expenses(d)(e) 0.72% 0.70% 0.68% 0.65% 0.67% 0.68%
Supplemental Data:
Net Assets at end of period (000's) $40,456 $46,086 $78,500 $105,653 $133,644 $165,330
Portfolio Turnover(b)(f) 12% 38% 58% 81% 58% 85%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory High Yield Fund
Class A
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $5.43 $5.40 $5.26 $6.79 $6.83 $6.73
Investment Activities:
Net investment income (loss)(a) 0.19 0.41 0.42 0.40 0.36 0.37
Net realized and unrealized gains (losses) 0.10 0.01 0.17 (1.52) (0.03) 0.10
Total from Investment Activities 0.29 0.42 0.59 (1.12) 0.33 0.47
Distributions to Shareholders from:
Net investment income (0.19) (0.39) (0.45) (0.41) (0.37) (0.37)
Total Distributions (0.19) (0.39) (0.45) (0.41) (0.37) (0.37)
Net Asset Value, End of Period $5.53 $5.43 $5.40 $5.26 $6.79 $6.83
Total Return(b)(c) 5.52% 8.07% 11.69% (16.87)% 4.86% 7.61%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.00% 1.00% 1.00% 1.00% 1.00% 1.00%
Net Investment Income (Loss)(d) 7.03% 7.56% 7.88% 6.68% 5.22% 5.85%
Gross Expenses(d)(e) 1.14% 1.11% 1.09% 1.08% 1.08% 1.12%
Supplemental Data:
Net Assets at end of period (000's) $22,104 $21,188 $28,258 $28,508 $49,271 $38,735
Portfolio Turnover(b)(f) 33% 88% 46% 47% 67% 124%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
44
See notes to financial statements.
Victory High Yield Fund
Class C
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $5.44 $5.42 $5.28 $6.81 $6.85 $6.75
Investment Activities:
Net investment income (loss)(a) 0.17 0.37 0.38 0.36 0.31 0.33
Net realized and unrealized gains (losses) 0.11 —(b) 0.17 (1.52) (0.03) 0.10
Total from Investment Activities 0.28 0.37 0.55 (1.16) 0.28 0.43
Distributions to Shareholders from:
Net investment income (0.17) (0.35) (0.41) (0.37) (0.32) (0.33)
Total Distributions (0.17) (0.35) (0.41) (0.37) (0.32) (0.33)
Net Asset Value, End of Period $5.55 $5.44 $5.42 $5.28 $6.81 $6.85
Total Return(c)(d) 5.32% 7.10% 10.87% (17.41)% 4.11% 6.84%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.70% 1.70% 1.70% 1.70% 1.70% 1.70%
Net Investment Income (Loss)(e) 6.29% 6.83% 7.16% 6.03% 4.51% 5.14%
Gross Expenses(e)(f) 1.88% 1.84% 1.81% 1.80% 1.78% 1.81%
Supplemental Data:
Net Assets at end of period (000's) $19,607 $16,541 $22,618 $23,976 $32,889 $25,957
Portfolio Turnover(c)(g) 33% 88% 46% 47% 67% 124%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory High Yield Fund
Class R
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $5.50 $5.42 $5.28 $6.81 $6.85 $6.75
Investment Activities:
Net investment income (loss)(a) 0.18 0.39 0.40 0.38 0.34 0.35
Net realized and unrealized gains (losses) 0.10 0.05 0.17 (1.52) (0.03) 0.10
Total from Investment Activities 0.28 0.44 0.57 (1.14) 0.31 0.45
Distributions to Shareholders from:
Net investment income (0.18) (0.36) (0.43) (0.39) (0.35) (0.35)
Total Distributions (0.18) (0.36) (0.43) (0.39) (0.35) (0.35)
Net Asset Value, End of Period $5.60 $5.50 $5.42 $5.28 $6.81 $6.85
Total Return(b)(c) 5.26% 8.41% 11.29% (17.07)% 4.55% 7.24%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.35% 1.35% 1.31% 1.29% 1.28% 1.33%
Net Investment Income (Loss)(d) 6.57% 7.18% 7.53% 6.46% 4.93% 5.51%
Gross Expenses(d)(e) 2.44% 1.36% 1.31% 1.29% 1.28% 1.33%
Supplemental Data:
Net Assets at end of period (000's) $1,282 $1,244 $16,109 $15,267 $19,243 $19,248
Portfolio Turnover(b)(f) 33% 88% 46% 47% 67% 124%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
46
See notes to financial statements.
Victory High Yield Fund
Class Y
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $5.41 $5.38 $5.24 $6.76 $6.80 $6.70
Investment Activities:
Net investment income (loss)(a) 0.20 0.42 0.43 0.41 0.38 0.39
Net realized and unrealized gains (losses) 0.10 0.01 0.17 (1.51) (0.04) 0.10
Total from Investment Activities 0.30 0.43 0.60 (1.10) 0.34 0.49
Distributions to Shareholders from:
Net investment income (0.20) (0.40) (0.46) (0.42) (0.38) (0.39)
Total Distributions (0.20) (0.40) (0.46) (0.42) (0.38) (0.39)
Net Asset Value, End of Period $5.51 $5.41 $5.38 $5.24 $6.76 $6.80
Total Return(b)(c) 5.68% 8.37% 12.02% (16.58)% 5.15% 7.88%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.76% 0.76% 0.76% 0.76% 0.76% 0.76%
Net Investment Income (Loss)(d) 7.31% 7.84% 8.21% 7.00% 5.49% 6.11%
Gross Expenses(d)(e) 0.92% 0.87% 0.89% 0.86% 0.84% 0.90%
Supplemental Data:
Net Assets at end of period (000's) $78,735 $105,698 $110,624 $177,376 $237,385 $168,677
Portfolio Turnover(b)(f) 33% 88% 46% 47% 67% 124%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Tax-Exempt Fund
Class A
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $8.42 $8.51 $8.27 $9.78 $9.94 $9.84
Investment Activities:
Net investment income (loss)(a) 0.14 0.29 0.28 0.27 0.27 0.29
Net realized and unrealized gains (losses) (0.39) (0.06) 0.28 (1.41) 0.12 0.23
Total from Investment Activities (0.25) 0.23 0.56 (1.14) 0.39 0.52
Distributions to Shareholders from:
Net investment income (0.16) (0.32) (0.32) (0.31) (0.32) (0.32)
Net realized gains — — — (0.06) (0.23) (0.10)
Total Distributions (0.16) (0.32) (0.32) (0.37) (0.55) (0.42)
Net Asset Value, End of Period $8.01 $8.42 $8.51 $8.27 $9.78 $9.94
Total Return(b)(c) (2.98)% 2.90% 6.89% (11.70)% 3.94% 5.39%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.80%(f) 0.80%(f) 0.80%(g) 0.80% 0.80% 0.80%
Net Investment Income (Loss)(d) 3.55% 3.37% 3.44% 3.08% 2.74% 3.00%
Gross Expenses(d)(e) 1.14%(f) 1.14%(f) 1.12%(g) 1.07% 1.03% 1.04%
Supplemental Data:
Net Assets at end of period (000's) $20,637 $22,310 $25,328 $24,745 $35,312 $32,001
Portfolio Turnover(b)(h) 2% 18% 15% 13% 6% 44%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by 0.01%.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
48
See notes to financial statements.
Victory Tax-Exempt Fund
Class C
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $8.42 $8.50 $8.27 $9.78 $9.94 $9.84
Investment Activities:
Net investment income (loss)(a) 0.11 0.22 0.22 0.20 0.20 0.22
Net realized and unrealized gains (losses) (0.39) (0.05) 0.27 (1.41) 0.11 0.22
Total from Investment Activities (0.28) 0.17 0.49 (1.21) 0.31 0.44
Distributions to Shareholders from:
Net investment income (0.13) (0.25) (0.26) (0.24) (0.24) (0.24)
Net realized gains — — — (0.06) (0.23) (0.10)
Total Distributions (0.13) (0.25) (0.26) (0.30) (0.47) (0.34)
Net Asset Value, End of Period $8.01 $8.42 $8.50 $8.27 $9.78 $9.94
Total Return(b)(c) (3.36)% 2.09% 6.05% (12.40)% 3.13% 4.56%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.60%(f) 1.60%(f) 1.60%(g) 1.60% 1.60% 1.60%
Net Investment Income (Loss)(d) 2.75% 2.58% 2.64% 2.23% 2.01% 2.28%
Gross Expenses(d)(e) 5.48%(f) 4.76%(f) 3.23%(g) 2.58% 2.38% 1.91%
Supplemental Data:
Net Assets at end of period (000's) $306 $323 $707 $927 $2,037 $6,497
Portfolio Turnover(b)(h) 2% 18% 15% 13% 6% 44%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by 0.01%.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Tax-Exempt Fund
Class Y
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $8.42 $8.50 $8.27 $9.78 $9.94 $9.84
Investment Activities:
Net investment income (loss)(a) 0.15 0.29 0.29 0.28 0.29 0.30
Net realized and unrealized gains (losses) (0.39) (0.04) 0.27 (1.41) 0.11 0.23
Total from Investment Activities (0.24) 0.25 0.56 (1.13) 0.40 0.53
Distributions to Shareholders from:
Net investment income (0.17) (0.33) (0.33) (0.32) (0.33) (0.33)
Net realized gains — — — (0.06) (0.23) (0.10)
Total Distributions (0.17) (0.33) (0.33) (0.38) (0.56) (0.43)
Net Asset Value, End of Period $8.01 $8.42 $8.50 $8.27 $9.78 $9.94
Total Return(b)(c) (2.93)% 3.02% 7.01% (11.60)% 4.06% 5.51%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.69%(f) 0.69%(f) 0.69%(g) 0.69% 0.69% 0.69%
Net Investment Income (Loss)(d) 3.66% 3.46% 3.55% 3.19% 2.85% 3.12%
Gross Expenses(d)(e) 0.92%(f) 0.97%(f) 0.98%(g) 0.87% 0.89% 0.85%
Supplemental Data:
Net Assets at end of period (000's) $12,040 $13,517 $10,348 $10,826 $13,969 $22,998
Portfolio Turnover(b)(h) 2% 18% 15% 13% 6% 44%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by 0.01%.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
50
See notes to financial statements.
Victory High Income Municipal Bond Fund
Class A
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $9.55 $9.33 $9.07 $11.09 $10.84 $10.75
Investment Activities:
Net investment income (loss)(a) 0.18 0.37 0.37 0.36 0.36 0.42
Net realized and unrealized gains (losses) (0.32) 0.25 0.29 (1.95) 0.27 0.15
Total from Investment Activities (0.14) 0.62 0.66 (1.59) 0.63 0.57
Distributions to Shareholders from:
Net investment income (0.19) (0.40) (0.40) (0.40) (0.38) (0.39)
Net realized gains — — — (0.03) — (0.09)
Total Distributions (0.19) (0.40) (0.40) (0.43) (0.38) (0.48)
Net Asset Value, End of Period $9.22 $9.55 $9.33 $9.07 $11.09 $10.84
Total Return(b)(c) (1.45)% 6.83% 7.41% (14.48)% 5.91% 5.52%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.80% 0.80%(f) 0.80%(g) 0.80% 0.80% 0.80%
Net Investment Income (Loss)(d) 3.92% 3.92% 4.08% 3.74% 3.22% 3.95%
Gross Expenses(d)(e) 1.14% 1.16%(f) 1.13%(g) 1.04% 1.04% 1.10%
Supplemental Data:
Net Assets at end of period (000's) $14,793 $16,624 $18,357 $21,747 $34,352 $26,330
Portfolio Turnover(b)(h) 7% 8% 11% 23% 19% 74%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by 0.01%.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory High Income Municipal Bond Fund
Class C
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $9.55 $9.32 $9.07 $11.09 $10.84 $10.75
Investment Activities:
Net investment income (loss)(a) 0.15 0.30 0.30 0.29 0.28 0.33
Net realized and unrealized gains (losses) (0.32) 0.25 0.28 (1.96) 0.27 0.16
Total from Investment Activities (0.17) 0.55 0.58 (1.67) 0.55 0.49
Distributions to Shareholders from:
Net investment income (0.16) (0.32) (0.33) (0.32) (0.30) (0.31)
Net realized gains — — — (0.03) — (0.09)
Total Distributions (0.16) (0.32) (0.33) (0.35) (0.30) (0.40)
Net Asset Value, End of Period $9.22 $9.55 $9.32 $9.07 $11.09 $10.84
Total Return(b)(c) (1.82)% 6.02% 6.59% (15.14)% 5.12% 4.72%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.57% 1.57%(f) 1.57%(g) 1.57% 1.57% 1.57%
Net Investment Income (Loss)(d) 3.15% 3.17% 3.30% 2.94% 2.50% 3.11%
Gross Expenses(d)(e) 7.84% 6.12%(f) 3.14%(g) 2.56% 2.20% 1.90%
Supplemental Data:
Net Assets at end of period (000's) $136 $238 $475 $1,259 $2,192 $9,378
Portfolio Turnover(b)(h) 7% 8% 11% 23% 19% 74%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by 0.01%.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
52
See notes to financial statements.
Victory High Income Municipal Bond Fund
Class Y
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $9.56 $9.33 $9.07 $11.09 $10.84 $10.75
Investment Activities:
Net investment income (loss)(a) 0.19 0.39 0.39 0.38 0.38 0.44
Net realized and unrealized gains (losses) (0.33) 0.26 0.29 (1.95) 0.28 0.16
Total from Investment Activities (0.14) 0.65 0.68 (1.57) 0.66 0.60
Distributions to Shareholders from:
Net investment income (0.20) (0.42) (0.42) (0.42) (0.41) (0.42)
Net realized gains — — — (0.03) — (0.09)
Total Distributions (0.20) (0.42) (0.42) (0.45) (0.41) (0.51)
Net Asset Value, End of Period $9.22 $9.56 $9.33 $9.07 $11.09 $10.84
Total Return(b)(c) (1.44)% 7.07% 7.77% (14.29)% 6.16% 5.76%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.57% 0.57%(f) 0.57%(g) 0.57% 0.57% 0.57%
Net Investment Income (Loss)(d) 4.16% 4.14% 4.31% 3.94% 3.40% 4.14%
Gross Expenses(d)(e) 0.90% 1.01%(f) 0.89%(g) 0.87% 0.85% 0.93%
Supplemental Data:
Net Assets at end of period (000's) $20,394 $15,021 $14,528 $12,548 $14,087 $9,682
Portfolio Turnover(b)(h) 7% 8% 11% 23% 19% 74%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by 0.01%.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory High Income Municipal Bond Fund
Member Class
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
November 3,
2020(a)
through
December 31,
2020
Net Asset Value, Beginning of Period $9.56 $9.33 $9.07 $11.09 $10.84 $10.56
Investment Activities:
Net investment income (loss)(b) 0.19 0.39 0.38 0.38 0.34 0.12
Net realized and unrealized gains (losses) (0.33) 0.25 0.29 (1.96) 0.31 0.31
Total from Investment Activities (0.14) 0.64 0.67 (1.58) 0.65 0.43
Distributions to Shareholders from:
Net investment income (0.20) (0.41) (0.41) (0.41) (0.40) (0.06)
Net realized gains — — — (0.03) — (0.09)
Total Distributions (0.20) (0.41) (0.41) (0.44) (0.40) (0.15)
Net Asset Value, End of Period $9.22 $9.56 $9.33 $9.07 $11.09 $10.84
Total Return(c)(d) (1.48)% 7.10% 7.57% (14.35)% 6.07% 4.12%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.65% 0.65%(g) 0.65%(h) 0.65% 0.65% 0.65%
Net Investment Income (Loss)(e) 4.07% 4.05% 4.22% 3.93% 3.04% 6.78%
Gross Expenses(e)(f) 1.19% 1.36%(g) 1.17%(h) 1.33% 2.61% 42.32%
Supplemental Data:
Net Assets at end of period (000's) $4,477 $4,191 $3,140 $3,976 $2,853 $140
Portfolio Turnover(c)(i) 7% 8% 11% 23% 19% 74%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(h) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by 0.01%.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
54
See notes to financial statements.
Victory Floating Rate Fund
Class A
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $8.04 $8.13 $8.19 $9.33 $9.34 $9.42
Investment Activities:
Net investment income (loss)(a) 0.38 0.73 0.76 0.48 0.36 0.49
Net realized and unrealized gains (losses) (0.15) (0.10) (0.03) (1.13) —(b) (0.08)
Total from Investment Activities 0.23 0.63 0.73 (0.65) 0.36 0.41
Distributions to Shareholders from:
Net investment income (0.39) (0.72) (0.79) (0.49) (0.37) (0.49)
Total Distributions (0.39) (0.72) (0.79) (0.49) (0.37) (0.49)
Net Asset Value, End of Period $7.88 $8.04 $8.13 $8.19 $9.33 $9.34
Total Return(c)(d) 2.90% 8.08% 9.30% (7.01)% 3.89% 4.81%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.00% 1.00% 1.00% 1.01%(g) 1.00% 1.00%
Net Investment Income (Loss)(e) 9.57% 9.05% 9.25% 5.52% 3.88% 5.54%
Gross Expenses(e)(f) 1.23% 1.15% 1.12% 1.11% 1.12% 1.17%
Supplemental Data:
Net Assets at end of period (000's) $133,248 $145,626 $187,617 $252,904 $349,706 $164,864
Portfolio Turnover(c)(h) 12% 52% 36% 35% 35% 54%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of Interfund lending fees. With these Interfund lending fees, the net expense ratio would have been at the contractual expense cap.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Floating Rate Fund
Class C
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $8.05 $8.13 $8.20 $9.33 $9.34 $9.42
Investment Activities:
Net investment income (loss)(a) 0.35 0.67 0.69 0.41 0.29 0.43
Net realized and unrealized gains (losses) (0.16) (0.10) (0.04) (1.12) (0.01) (0.09)
Total from Investment Activities 0.19 0.57 0.65 (0.71) 0.28 0.34
Distributions to Shareholders from:
Net investment income (0.36) (0.65) (0.72) (0.42) (0.29) (0.42)
Total Distributions (0.36) (0.65) (0.72) (0.42) (0.29) (0.42)
Net Asset Value, End of Period $7.88 $8.05 $8.13 $8.20 $9.33 $9.34
Total Return(b)(c) 2.37% 7.32% 8.30% (7.66)% 3.05% 3.96%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.80% 1.80% 1.80% 1.81%(f) 1.80% 1.80%
Net Investment Income (Loss)(d) 8.76% 8.25% 8.44% 4.73% 3.09% 4.81%
Gross Expenses(d)(e) 2.03% 1.95% 1.88% 1.87% 1.89% 1.94%
Supplemental Data:
Net Assets at end of period (000's) $23,899 $27,700 $42,099 $58,606 $81,109 $94,885
Portfolio Turnover(b)(g) 12% 52% 36% 35% 35% 54%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Includes impact of Interfund lending fees. With these Interfund lending fees, the net expense ratio would have been at the contractual expense cap.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
56
See notes to financial statements.
Victory Floating Rate Fund
Class Y
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Net Asset Value, Beginning of Period $8.05 $8.13 $8.20 $9.33 $9.35 $9.43
Investment Activities:
Net investment income (loss)(a) 0.38 0.75 0.77 0.49 0.38 0.51
Net realized and unrealized gains (losses) (0.15) (0.09) (0.03) (1.11) (0.01) (0.08)
Total from Investment Activities 0.23 0.66 0.74 (0.62) 0.37 0.43
Distributions to Shareholders from:
Net investment income (0.40) (0.74) (0.81) (0.51) (0.39) (0.51)
Total Distributions (0.40) (0.74) (0.81) (0.51) (0.39) (0.51)
Net Asset Value, End of Period $7.88 $8.05 $8.13 $8.20 $9.33 $9.35
Total Return(b)(c) 2.88% 8.45% 9.42% (6.69)% 4.01% 5.03%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.78% 0.78% 0.78% 0.79%(f) 0.78% 0.78%
Net Investment Income (Loss)(d) 9.76% 9.27% 9.45% 5.58% 4.08% 5.73%
Gross Expenses(d)(e) 0.98% 0.88% 0.86% 0.85% 0.86% 0.93%
Supplemental Data:
Net Assets at end of period (000's) $240,792 $288,749 $518,827 $939,244 $1,768,900 $403,852
Portfolio Turnover(b)(g) 12% 52% 36% 35% 35% 54%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Includes impact of Interfund lending fees. With these Interfund lending fees, the net expense ratio would have been at the contractual expense cap.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Floating Rate Fund
Member Class
Six Months
Ended
June 30, 2025
(Unaudited)
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
November 3,
2020(a)
through
December 31,
2020
Net Asset Value, Beginning of Period $8.04 $8.13 $8.19 $9.33 $9.34 $9.02
Investment Activities:
Net investment income (loss)(b) 0.38 0.74 0.77 0.52 0.38 0.08
Net realized and unrealized gains (losses) (0.16) (0.10) (0.03) (1.15) (0.01) 0.32
Total from Investment Activities 0.22 0.64 0.74 (0.63) 0.37 0.40
Distributions to Shareholders from:
Net investment income (0.39) (0.73) (0.80) (0.51) (0.38) (0.08)
Total Distributions (0.39) (0.73) (0.80) (0.51) (0.38) (0.08)
Net Asset Value, End of Period $7.87 $8.04 $8.13 $8.19 $9.33 $9.34
Total Return(c)(d) 2.85% 8.25% 9.47% (6.87)% 4.04% 4.41%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.85% 0.85% 0.85% 0.86%(g) 0.85% 0.85%
Net Investment Income (Loss)(e) 9.73% 9.20% 9.42% 5.94% 4.02% 5.46%
Gross Expenses(e)(f) 1.34% 1.40% 1.27% 1.36% 3.64% 56.41%
Supplemental Data:
Net Assets at end of period (000's) $4,686 $4,373 $4,045 $4,350 $2,122 $62
Portfolio Turnover(c)(h) 12% 52% 36% 35% 35% 54%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of Interfund lending fees. With these Interfund lending fees, the net expense ratio would have been at the contractual expense cap.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
June 30, 2025
Victory Portfolios
58
(Unaudited)
1. Organization:
Victory Portfolios (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 32 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of the following five funds (collectively, the “Funds” and individually, a “Fund”). Each
Fund is classified as diversified under the 1940 Act.
* Effective March 28, 2024, the Fund's Class R shares were converted to Class A shares.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares. Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory Low Duration Bond Fund* Low Duration Bond Fund A, C, and Y
Victory High Yield Fund High Yield Fund A, C, R, and Y
Victory Tax-Exempt Fund Tax-Exempt Fund A, C, and Y
Victory High Income Municipal Bond Fund High Income Municipal Bond Fund A, C, Y, and Member Class
Victory Floating Rate Fund* Floating Rate Fund A, C, Y, and Member Class

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios
59
(Unaudited)
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
Swap agreements are valued at the mean between the current bid and ask prices. To the extent this model is utilized, these valuations are considered as Level 2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Funds’ NAV to be more reliable than it otherwise would be.
A summary of the valuations as of June 30, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments  (amounts in thousands):
Level 1 Level 2 Level 3 Total
Low Duration Bond Fund
Asset-Backed Securities ......................................... $ — $ 22,228 $ — $ 22,228
Collateralized Loan Obligations ................................... — 289 — 289
Collateralized Mortgage Obligations ................................ — 17,922 — 17,922
Corporate Bonds .............................................. — 26,769 — 26,769
Yankee Dollars ............................................... — 10,891 — 10,891
Municipal Bonds .............................................. — 660 — 660
U.S. Government Agency Mortgages ................................ — 2,498 — 2,498
U.S. Treasury Obligations ........................................ — 10,483 — 10,483
Commercial Paper ............................................. — 2,399 — 2,399
Collateral for Securities Loaned ................................... 53 — — 53
Total ....................................................... $ 53 $ 94,139 $ — $ 94,192
High Yield Fund
Asset-Backed Securities ......................................... — 484 — 484
Common Stocks ............................................... — 739 401 1,140
Senior Secured Loans ........................................... — 9,109 — 9,109
Corporate Bonds .............................................. — 74,962 — 74,962
Yankee Dollars ............................................... — 19,591 — 19,591
Commercial Paper ............................................. — 8,953 — 8,953
Exchange-Traded Funds ......................................... 5,811 — — 5,811
Collateral for Securities Loaned ................................... 4,598 — — 4,598
Total ....................................................... $ 10,409 $ 113,838 $ 401 $ 124,648
Tax-Exempt Fund
Municipal Bonds .............................................. — 32,974 — 32,974
Total ....................................................... $ — $ 32,974 $ — $ 32,974
High Income Municipal Bond Fund
Municipal Bonds .............................................. — 39,260 — 39,260
Total ....................................................... $ — $ 39,260 $ — $ 39,260
Floating Rate Fund
Collateralized Loan Obligations ................................... — 3,739 — 3,739
Common Stocks ............................................... — 6,757 677 7,434
Senior Secured Loans ........................................... — 317,127 3,532 320,659
Corporate Bonds .............................................. — 29,740 — 29,740
Yankee Dollars ............................................... — 3,925 — 3,925

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios
60
(Unaudited)
As of June 30, 2025, there were no significant transfers into/out of Level 3.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Securities Purchased on a Delayed-Delivery or When-Issued Basis:
The Funds may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Funds on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18f-4. At the time the Funds make the commitment to purchase a security on a delayed-delivery or when-issued basis, the Funds record the transaction and reflect the value of the security in determining NAV. No interest accrues to the Funds until the transaction settles and payment takes place. If the Funds own delayed-
delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statements of Assets and Liabilities.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Funds to a lower rate of return upon reinvestment of principal.
The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National
Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and
“Freddie Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Loans:
Floating rate loans in which a Fund invests are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structures of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of a Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See the note below regarding below investment grade securities.
Level 1 Level 2 Level 3 Total
Floating Rate Fund, continued
Exchange-Traded Funds ......................................... $ 16,686 $ — $ — $ 16,686
Total ....................................................... $ 16,686 $ 361,288 $ 4,209 $ 382,183

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios
61
(Unaudited)
The Funds may purchase second-lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.
Transactions in loans often settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.
Below-Investment-Grade Securities:
Certain Funds may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-
quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Derivative Instruments:
Futures Contracts:
The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian, which is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds’
futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds’ ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the
Statements of Assets and Liabilities under Deposit with broker for futures contracts.
The Funds did not hold futures contracts as of June 30, 2025.
Credit Derivatives:
The Funds may enter into credit derivatives, including centrally cleared credit default swaps on individual obligations or credit indices. The
Funds may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the
Funds’ asset allocations or risk exposures, or (iii) for hedging purposes. The use by the Funds of centrally cleared credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Funds to greater volatility than investments in more traditional securities, as described in the Funds’ Statements of
Additional Information.
Centrally cleared credit default swap (“CDS”) agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS.
The counterparty risk for cleared swap agreements is generally lower than uncleared over-the-counter swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees each party’s performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations.
However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Funds.
The Funds may enter into CDS agreements either as a buyer or seller. The Funds may buy protection under a CDS to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Funds may sell protection under a CDS in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.
For swaps entered with an individual counterparty, the Funds bear the risk of loss of the uncollateralized amount expected to be received under a CDS agreement in the event of the default or bankruptcy of the counterparty. CDS agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Funds may also enter into centrally cleared swaps.

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios
62
(Unaudited)
Upon entering into a cleared CDS, the Funds may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the
CDS and is returned to a Fund upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as “marking-to-market.” The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.
The maximum potential amount of future payments (undiscounted) that the Funds as the sellers of protection could be required to make under a
CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of period end for which the Funds are the sellers of protection are disclosed on the Schedules of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, periodic interest payments, or net amounts received from the settlement of buy protection CDS agreements entered into by the Funds for the same referenced entity or entities. The collateral held by the Funds is reflected on the Statements of Assets and Liabilities under Deposit with broker for swap agreements.
The Funds did not hold swap contracts as of June 30, 2025.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.
The Funds may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statements of Operations.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of June 30, 2025 (amounts in thousands):
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Low Duration Bond Fund ........................................... $ 51 $ — $ 53
High Yield Fund ................................................. 4,416 — 4,598

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios
63
(Unaudited)
gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of December 31.
For the six months ended June 30, 2025, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2025, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
VCM had entered into an Interim Sub-Advisory Agreement with Amundi Asset Management US, Inc. (“Amundi US”), for the Floating Rate
Fund effective for 150 days from October 4, 2024. Amundi US was responsible for providing day-to-day investment advisory services to the
Floating Rate Fund, subject to the oversight of the Board. VCM paid a fee of 0.25% of the average daily net assets of the Floating Rate Fund, computed and accrued daily and paid in arrears within the first five business days of every month in accordance with the terms of the Interim
Sub-Advisory Agreement and applicable law.
Effective February 28, 2025, the Interim Sub-Advisory Agreement terminated.
Effective March 1, 2025, VCM continues to serve as the Floating Rate Fund’s adviser and members of VCM’s Victory Income Investors franchise serve as the Floating Rate Fund’s portfolio managers.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Low Duration Bond Fund .......................................... $ 9,940 $ 18,591 $ 1,920 $ 2,336
High Yield Fund ................................................ 38,300 58,076 — —
Tax-Exempt Fund ................................................ 509 3,285 — —
High Income Municipal Bond Fund ................................... 6,825 2,319 — —
Floating Rate Fund ............................................... 47,722 96,118 — —
Flat Rate
Low Duration Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.45%
High Yield Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.60%
Tax-Exempt Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%
High Income Municipal Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%
Floating Rate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.65%

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios
64
(Unaudited)
Amounts incurred and paid to VCM for the six months ended June 30, 2025, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II.
The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the six months ended June 30, 2025, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended June 30, 2025, are reflected on the Statements of Operations as Sub-
Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, and Victory Portfolios II, in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2025, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Funds’ transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.  Amounts incurred for the six months ended June 30, 2025, are reflected on the Statements of Operations as Transfer agent fees.
Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class. Amounts incurred for the six months ended June 30, 2025, if any, are reflected on the Statements of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
The Funds have entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Amounts incurred for the six months ended June
30, 2025, are reflected on the Statements of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust. Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class C, and Class R. Amounts incurred for the six months ended June 30, 2025, are reflected on the Statements of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended June 30, 2025, the
Distributor received the following from commissions earned in connection with sales of Class A (amounts in thousands):
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%
Class A Class C Class R
Low Duration Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
High Yield Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
Tax-Exempt Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
High Income Municipal Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
Floating Rate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios
65
(Unaudited)
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended
June 30, 2025, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Funds in any fiscal year exceed the expense limits for the Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business are excluded from the expense limits. As of June 30, 2025, the expense limits (excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2025.
As of June 30, 2025, the following amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. For the six months ended June 30, 2025, the Adviser voluntarily waived the following amounts:
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
5. Risks:
The following describes the principal risks that you may assume as an investor in each Fund. The risk descriptions below provide a more detailed explanation of the principal investment risks. The Funds may be subject to other risks in addition to these identified risks.
Amount
Low Duration Bond Fund ............................................................................... $ 137
High Yield Fund ..................................................................................... 36
Tax-Exempt Fund ..................................................................................... 121
High Income Municipal Bond Fund ........................................................................ 117
Floating Rate Fund .................................................................................... 238
In effect until April 30, 2026
Class A Class C Class R Class Y Member Class
Low Duration Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . 0.85% 1.62% N/A 0.62% N/A
High Yield Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00% 1.70% 1.35% 0.76% N/A
Tax-Exempt Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.80% 1.60% N/A 0.69% N/A
High Income Municipal Bond Fund . . . . . . . . . . . . . . . . . . 0.80% 1.57% N/A 0.57% 0.65%
Floating Rate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00% 1.80% N/A 0.78% 0.85%
Expires
2025
Expires
2026
Expires
2027
Expires
2028 Total
Low Duration Bond Fund ................................... $ 40 $ 87 $ 102 $ 47 $ 276
High Yield Fund ......................................... 138 237 191 101 667
Tax-Exempt Fund ......................................... 67 125 127 56 375
High Income Municipal Bond Fund ............................ 70 139 167 73 449
Floating Rate Fund ........................................ 704 909 762 454 2,829
Amount
Low Duration Bond Fund ............................................................................... $ 15

Victory Portfolios	Notes to Financial Statements — continued June 30, 2025
(Unaudited)

	Low Duration Bond Fund	High Yield Fund	Tax-Exempt Fund	High Income Municipal Bond Fund	Floating Rate Fund
General Market Risk	X	X	X	X	X
Debt Securities Risk	X	X	X	X	X
High-Yield/Junk Bond Risk	X	X	X	X	X
Municipal Obligations Risk			X	X
Floating Rate Loan Risk		X			X

General Market Risk — Overall market risks may affect the value of the Fund(s). Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, economic conditions, market events and public health crises and responses by governments and companies to such developments. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.

High-Yield/Junk Bond Risk — Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.

Municipal Obligations Risk — The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. Changes in the financial health of a municipality or other issuer, or an insurer of municipalities, may make it difficult to pay interest and principal when due and may affect the overall municipal securities market. Municipal obligations concentrated in a particular geographic region may make the Fund’s (or Funds’) investments more susceptible to economic, political, regulatory, or other factors affecting issuers in those geographic areas and may increase the volatility of the Fund’s (or Funds’) net asset value. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations. Loss of tax-exempt status may cause interest received and distributed to shareholders by the Fund(s) to be taxable and may result in a significant decline in the values of such municipal obligations.

Floating Rate Loan Risk — Investments in floating rate loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. There may be limited public information available regarding the loan. They may be difficult to value and may be illiquid. The receipt of principal and interest on some loans may be subject to the credit risk of a financial institution that issues or administers the loan. In certain circumstances, the Fund(s) may not have the same protections available to investors under the federal securities laws. In times of unusual or adverse market, economic or political conditions, floating rate loans may experience higher than normal default rates. In the event of a recession or serious credit event, among other eventualities, the value of the Fund’s (or Funds’) investments in floating rate loans are more likely to decline. Transactions in loans often settle on a delayed basis, and the Fund(s) may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. The secondary market for floating rate loans is limited and, thus, the Fund’s (or Funds’) ability to sell or realize the full value of its investment in these loans to reinvest sale proceeds or to meet redemption obligations may be impaired.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with Citibank, the funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios II, and Victory Portfolios III (collectively, the  “Victory

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios
67
(Unaudited)
Funds Complex”), in aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the
Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed.
Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 24, 2025, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee of 0.15% remained unchanged. Dedicated portions to the Victory
Floating Rate Fund have been removed, making the entire Line of Credit (committed and uncommitted) available to all funds. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The Funds had no borrowings under the Line of Credit agreement during the six months ended June 30, 2025.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the six months ended June 30, 2025, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the six months ended June 30, 2025.
7. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended December 31, 2024, the following Funds had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts
in thousands):
Borrower or
Lender
Amount
Outstanding at
June 30, 2025
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
High Yield Fund ................................ Borrower $ — $ 4,417 4.90% $ 6,257
Floating Rate Fund ............................... Borrower — 1,004 4.89% 1,004
Declared Paid
Low Duration Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Daily Monthly
High Yield Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Daily Monthly
Tax-Exempt Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Daily Monthly
High Income Municipal Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Daily Monthly
Floating Rate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Daily Monthly

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios
68
(Unaudited)
8. Segment Reporting:
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations.
The Adviser’s Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets”
and significant segment expenses are listed on the accompanying Statements of Operations.
Short-Term
Amount
Long-Term
Amount Total
Low Duration Bond Fund ................................................ $ (13,255) $ (20,689) $ (33,944)
High Yield Fund ...................................................... (7,402) (58,092) (65,494)
Tax-Exempt Fund ...................................................... (57) (847) (904)
High Income Municipal Bond Fund ......................................... (85) (796) (881)
Floating Rate Fund ..................................................... (79,748) (370,583) (450,331)

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
VPRSFIF-SAR (6/25)

(b)  The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)  The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)  Not applicable.

(a)(2)  Not applicable.

(a)(3)  The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(b)  The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Victory Portfolios

By (Signature and Title)     /s/ Carol D. Trevino
                                            Carol D. Trevino, Treasurer and Principal Financial Officer
Date:      September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Thomas Dusenberry
                                                Thomas Dusenberry, President and Principal Executive Officer
Date:      September 4, 2025

By (Signature and Title)     /s/ Carol D. Trevino
                                            Carol D. Trevino, Treasurer and Principal Financial Officer
Date:      September 4, 2025